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                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

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                                                        hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                 811-2699
                                   ---------------------------------------------


                               AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:     12/31
                         --------------

Date of reporting period:   06/30/05
                          -------------

Item 1. Reports to Stockholders.

                                                            AIM BASIC VALUE FUND
                                Semiannual Report to Shareholders o June 30,2005

                                 [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIM BASIC VALUE FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          capitalization value funds tracked by         The Fund provides a complete list of its
                                             Lipper, Inc., an independent mutual fund      holdings four times in each fiscal
o Class B shares are not available as an     performance monitor.                          year,at the quarter-ends. For the second
investment for retirement plans                                                            and fourth quarters,the lists appear in
maintained pursuant to Section 401 of the    o The unmanaged RUSSELL 1000--Registered      the Fund's semiannual and annual reports
Internal Revenue Code, including 401(k)      Trademark-- VALUE INDEX is a subset of        to shareholders. For the first and third
plans, money purchase pension plans and      the unmanaged RUSSELL 1000--Registered        quarters, the Fund files the lists with
profit sharing plans. Plans that have        Trademark-- INDEX, which represents the       the Securities and Exchange Commission
existing accounts invested in Class B        performance of the stocks of                  (SEC) on Form N-Q. The most recent list
shares will continue to be allowed to        large-capitalization companies; the Value     of portfolio holdings is available at
make additional purchases.                   subset measures the performance of            AIMinvestments.com. From our home
                                             Russell 1000 companies with lower             page,click on Products & Performance,
o Class R shares are available only to       price/book ratios and lower forecasted        then Mutual Funds,then Fund Overview.
certain retirement plans. Please see the     growth values.                                Select your Fund from the drop-down menu
prospectus for more information.                                                           and click on Complete Quarterly Holdings.
                                             o The Fund is not managed to track the        Shareholders can also look up the Fund's
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of any particular index,          Forms N-Q on the SEC's Web site at
                                             including the indexes defined here, and       sec.gov. And copies of the Fund's Forms
o The Fund may invest up to 25% of its       consequently, the performance of the Fund     N-Q may be reviewed and copied at the
assets in the securities of non-U.S.         may deviate significantly from the            SEC's Public Reference Room at 450 Fifth
issuers. International investing presents    performance of the indexes.                   Street,N.W.,Washington,D.C. 20549-0102.
certain risks not associated with                                                          You can obtain information on the
investing solely in the United States.       o A direct investment cannot be made in       operation of the Public Reference Room,
These include risks relating to              an index. Unless otherwise indicated,         including information about duplicating
fluctuations in the value of the U.S.        index results include reinvested              fee charges,by calling 1-202-942-8090 or
dollar relative to the values of other       dividends, and they do not reflect sales      1-800-732-0330,or by electronic request
currencies, the custody arrangements made    charges. Performance of an index of funds     at the following e-mail address:
for the Fund's foreign holdings,             reflects fund expenses; performance of a      publicinfo@sec.gov. The SEC file numbers
differences in accounting, political         market index does not.                        for the Fund are 811-2699 and 2-57526.
risks and the lesser degree of public                                                      The Fund's most recent portfolio
information required to be provided by       OTHER INFORMATION                             holdings,as filed on Form N-Q, are also
non-U.S. companies.                                                                        available at AIMinvestments.com.
                                             o The returns shown in management's
o Although the Fund's return during          discussion of Fund performance are based      A description of the policies and
certain periods was positively impacted      on net asset values calculated for            procedures that the Fund uses to
by its investments in initial public         shareholder transactions. Generally           determine how to vote proxies relating to
offerings (IPOs), there can be no            accepted accounting principles require        portfolio securities is available without
assurance that the Fund will have            adjustments to be made to the net assets      charge,upon request,from our Client
favorable IPO investment opportunities in    of the Fund at period end for financial       Services department at 800-959-4246 or on
the future.                                  reporting purposes, and as such, the net      the AIM Web site, AIMinvestments.com. On
                                             asset values for shareholder transactions     the home page, scroll down and click on
ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset      AIM Funds Proxy Policy. The information
                                             values may differ from the net asset          is also available on the SEC Web
o The unmanaged Standard & Poor's            values and returns reported in the            site,sec.gov.
Composite Index of 500 Stocks (the S&P       Financial Highlights.
500--Registered Trademark-- INDEX) is an                                                   Information regarding how the Fund voted
index of common stocks frequently used as    o Industry classifications used in this       proxies related to its portfolio
a general measure of U.S. stock market       report are generally according to the         securities during the 12 months ended
performance.                                 Global Industry Classification Standard,      June 30,2005,is available at our Web
                                             which was developed by and is the             site. Go to AIMinvestments.com,access the
o The unmanaged LIPPER LARGE-CAP VALUE       exclusive property and a service mark of      About Us tab,click on Required Notices
FUND INDEX represents an average of the      Morgan Stanley Capital International Inc.     and then click on Proxy Voting Activity.
performance of the 30 largest                and Standard & Poor's.                        Next,select the Fund from the drop-down
large-                                                                                     menu. The information is also available
                                                                                           on the SEC Web site,sec.gov.

                                                                                           =========================================

                                                                                           FUND NASDAQ SYMBOLS
                                                                                           Class A Shares                      GTVLX
                                                                                           Class B Shares                      GTVBX
                                                                                           Class C Shares                      GTVCX
                                                                                           Class R Shares                      GTVRX

                                                                                           =========================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM BASIC VALUE FUND


                     DEAR FELLOW AIM SHAREHOLDER:

                     We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter
      [GRAHAM        from Bruce Crockett, the independent Chair of the Board of
       PHOTO]        Trustees of the AIM Funds. We first introduced you to Mr.
                     Crockett in the annual report on your Fund dated December
                     31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
  ROBERT H. GRAHAM   October.

                        Mr. Crockett has expressed an interest in keeping
                     shareholders informed of the work of the Board regularly
                     via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged
    [WILLIAMSON      with looking out for the interests of shareholders, and Mr.
       PHOTO]        Crockett's letter provides insight into some of the many
                     issues the Board addresses in governing your Fund.

                        One of the most important decisions the Board makes each MARK H. WILLIAMSON year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                        Of course, this report also includes your Fund managers'
                     discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                        Further information about the markets, your Fund, and
                     investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to help
                     you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark-- . If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                     Sincerely,

                     /S/ ROBERT H. GRAHAM           /S/ MARK H. WILLIAMSON
                     Robert H. Graham               Mark H. Williamson
                     President & Vice Chair,        Chairman & President,
                     AIM Funds                      A I M Advisors, Inc.

                     August 10, 2005

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM BASIC VALUE FUND


                     DEAR FELLOW SHAREHOLDERS:

                     As independent Chair of the Board of Trustees of the AIM
                     Funds, I'm writing to report on the work being done by your
    [CROCKETT        Board.
      PHOTO]
                        At our most recent meeting in June 2005, your Board
                     approved voluntary fee reductions from A I M Advisors, Inc.
                     (AIM) that save shareholders approximately $20.8 million
 BRUCE L. CROCKETT   annually, based on asset levels as of March 31, 2005. The
                     majority of these expense reductions, which took effect
                     July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                     two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                     is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                     monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                     performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                     management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                     Sincerely,

                     /S/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds

                     August 10, 2005

AIM BASIC VALUE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                important to understand the benefits and
                                                                                           limitations of our process. First, the
=======================================================================================    goal of our investment strategy is to
                                                                                           help preserve your capital while seeking
PERFORMANCE SUMMARY                                                                        to grow it at above-market rates over the
                                             ==========================================    long term. Second, we have little
Class A shares of AIM Basic Value Fund                                                     portfolio commonality with popular
were essentially unchanged for the           FUND VS. INDEXES                              benchmarks and most of our peers.
six-month period ended June 30,2005. Fund                                                  (Commonality measures the similarity of
returns were ahead of the S&P 500            TOTAL RETURNS,12/31/04-6/30/05, EXCLUDING     holdings between two portfolios.) Third,
Index, but trailed our value benchmark,      APPLICABLE SALES CHARGES. IF SALES CHARGES    short-term performance will differ from
the Russell 1000 Value Index. Long-term      WERE INCLUDED, RETURNS WOULD BE LOWER.        the benchmarks because our investments
Fund performance information appears on                                                    are materially different from benchmark
page 5.                                      Class A Shares                     -0.22%     constituents.

   We fared better than the S&P 500 Index    Class B Shares                     -0.56         While our strong long-term investment
largely due to the positive returns we                                                     results provide evidence of historical
experienced in the health care               Class C Shares                     -0.52      success, we believe the single most
sector. Fund returns were also helped by                                                   important indication of achieving the
our higher weight in the sector. Your Fund   Class R Shares                     -0.31      Fund's objective in the future resides in
underperformed the Russell 1000 Value                                                      the difference between the portfolio's
Index as returns of the fund's holdings      S&P 500 Index                                 current market price and our estimate of
in industrials and financials were all       (Broad Market Index)               -0.81      intrinsic value. Since we estimate the
below those of the benchmark. Our lower                                                    intrinsic value of each holding in the
sector weights in energy and utilities,      Russell 1000 Value Index                      portfolio, we can also estimate the
which were the two best-performing           (Style-specific Index)              1.76      intrinsic value of the entire Fund. The
sectors                                                                                    difference between market price and
                                             Lipper Large-Cap Value Fund Index             estimated intrinsic value is about
                                             (Peer Group Index)                  0.49      average for your Fund for the past
                                                                                           several years, but we believe this value
                                             SOURCE: LIPPER,INC.                           content remained significantly greater
                                                                                           than that of the broader market. While
                                             ==========================================    there is no assurance that market value
                                                                                           will ever reflect our estimate of
                                             in the market, also contributed to            portfolio intrinsic value, this is the
                                             underperformance.                             primary metric we use in assessing and
                                                                                           managing the portfolio.
=======================================================================================

HOW WE INVEST

Our investment strategy is to seek to        that we believe have empirical support:
create wealth by maintaining a long-term
investment horizon and investing in          o Companies have a measurable estimated
companies that are selling at a              intrinsic value. Importantly, this fair
significant discount to their estimated      value is independent of the company's
intrinsic value--a value that is based on    stock price.
the estimated future cash flows generated
by the business. The Fund's philosophy is    o Market prices are more volatile than
based on two elements                        intrinsic business values, partly because
                                             we believe investors regularly overreact
                                             to negative news.

                                                Since our application of this strategy
                                             is highly disciplined and relatively
                                             unique, it is
                                                                                                                         (continued)

=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                              1. Pharmaceuticals                  8.2%      1. Cardinal Health,Inc.             4.1%
               [PIE CHART]
                                              2. Health Care Distributors         7.2       2. Tyco International Ltd.
Consumer Discretionary              14.4%                                                      (Bermuda)                        3.8
Information Technology              10.5%     3. Other Diversified Financial
Energy                               7.4%        Services                         5.7       3. Sanofi-Aventis (France)          3.6
Consumer Staples                     5.6%
Money Market Funds Plus                       4. Thrifts & Mortgage Finance       5.4       4. UnitedHealth Group Inc.          3.5
Other Assets Less Liabilities        1.7%
Health Care                         23.3%     5. Data Processing & Outsourced               5. Computer Associates
Financials                          21.8%        Services                         4.8          International,Inc.               3.4
Industrials                         15.3%
                                             TOTAL NET ASSETS            $6.7 billion       6. Fannie Mae                       3.1
The Fund's holdings are subject to
change, and there is no assurance that       TOTAL NUMBER OF HOLDINGS*             47       7. McKesson Corp.                   3.1
the Fund will continue to hold any
particular security.                                                                        8. JPMorgan Chase & Co.             3.0

*Excluding money market fund holdings.                                                      9. Halliburton Co.                  3.0

                                                                                           10. First Data Corp.                 3.0

=========================================    =========================================     =========================================

AIM BASIC VALUE FUND

MARKET CONDITIONS AND YOUR FUND              steady flow of news and speculation that                        BRET W. STANLEY,
                                             had a much bigger impact on the                                 Chartered Financial
Equity market returns were modestly          company's stock price than on its                 [STANLEY      Analyst, senior
negative during the period, as investors     business value. We have long considered            PHOTO]       portfolio manager, is
were preoccupied with the impact that        the many possible outcomes and continued                        lead portfolio manager
high energy prices and rising interest       to believe that Fannie Mae was one of                           of AIM Basic Value
rates might have on continued economic       the more attractive opportunities we                            Fund and the head of
growth. These concerns translated into       own.                                                            AIM's Value Investment
muted or negative returns in most broad                                                    Management Unit. Prior to joining AIM in
equity market sectors with the exception                                                   1998, Mr. Stanley served as a vice
of energy and utilities. Energy, which          We did make some changes to the            president and portfolio manager and
rallied in response to record-high oil       portfolio throughout the first half of        managed growth and income, equity income
prices, was the Fund's best-performing       2005. We purchased Unilever early in the      and value portfolios. He began his
sector, with oil service drilling and        period, and recently initiated positions      investment career in 1988. Mr. Stanley
equipment providers TRANSOCEAN and           in two other stocks, one in the consumer      received a B.B.A. in finance from The
HALLIBURTON among the largest                staples sector and the other in               University of Texas at Austin and an
contributors to Fund performance in the      information technology. We also sold our      M.S. in finance from the University of
period.                                      remaining shares of STARWOOD HOTELS &         Houston.
                                             RESORTS WORLDWIDE and IMS HEALTH. The
   Fund returns were driven largely by our   sale of Starwood was particularly                               R. CANON COLEMAN II,
holdings in the health care sector.          notable as it marked the end of a nearly                        Chartered Financial
MCKESSON,                                    four-year holding period in which the             [COLEMAN      Analyst, portfolio
                                             stock returned more than 200%; our                 PHOTO]       manager, is manager of
                                             initial purchase opportunity occurred                           AIM Basic Value Fund.
        ... we believe the single            just weeks after the 9/11 tragedy                               He joined AMVESCAP in
      most important indication of           negatively affected travel patterns,                            1999 in its corporate
     achieving the Fund's objective          causing the stock to sell at a                                  associate rotation
      in the future resides in the           significant discount to our estimated         program, working with fund managers
         difference between the              intrinsic value of the company. We sold       throughout AMVESCAP before joining AIM
       portfolio's current market            Starwood because we believed its current      in 2000. He previously worked as a CPA.
        price and our estimate of            prices fully reflected our estimate of        Mr. Coleman earned a B.S. and an M.S. in
            intrinsic value.                 the company's intrinsic value.                accounting from the University of
                                                                                           Florida. He also has an M.B.A. from The
                                                                                           Wharton School at the University of
HCA and UNITEDHEALTH GROUP were all          IN CLOSING                                    Pennsylvania.
notable contributors in the period.
Pharmaceutical distributor McKesson          Results were mixed during this period,                          MATTHEW W.
rallied more than 40% in the period as       but normal market volatility affects                            SEINSHEIMER, Chartered
the company continued to transition its      short-term performance and limits our         [SEINSHEIMER      Financial Analyst,
distribution business to a                   ability to measure success. Over longer          PHOTO]         senior portfolio
fee-for-service platform, a move that        periods, though, we have demonstrated                           manager, is manager of
will substantially reduce its exposure       the potential to turn market volatility                         AIM Basic Value Fund.
to the inherent volatility of drug           and investor overreaction into capital                          He began his
pricing. The stock was further boosted       appreciation. As managers and                                   investment career in
by news of a settlement in the class         shareholders, we continued to work hard       1992 as a fixed-income trader. He later
action suit related to HBO & Co., a          on your behalf. We thank you for your         served as a portfolio manager on both
health care technology company that          investment and for sharing our long-term      fixed income and equity portfolios. Mr.
McKesson purchased more than six years       horizon.                                      Seinsheimer joined AIM as a senior
ago.                                                                                       analyst in 1998 and assumed his current
                                                                                           responsibilities in 2000. He received a
   Our largest detractors from performance   The views and opinions expressed in           B.B.A. from Southern Methodist
were TYCO INTERNATIONAL, FANNIE MAE,         management's discussion of Fund               University and an M.B.A. from The
COMPUTER ASSOCIATES INTERNATIONAL,           performance are those of A I M Advisors,      University of Texas at Austin.
WATERS and BANK OF NEW YORK. Fannie Mae      Inc. These views and opinions are
continued to make progress toward            subject to change at any time based on                          MICHAEL J. SIMON,
restating its historical financials and      factors such as market and economic                             Chartered Financial
rebuilding its capital base. However,        conditions. These views and opinions may          [SIMON        Analyst, senior
recent concerns have focused on the          not be relied upon as investment advice           PHOTO         portfolio manager, is
company's regulatory structure,              or recommendations, or as an offer for a                        manager of AIM Basic
generating a                                 particular security. The information is                         Value Fund. He joined
                                             not a complete analysis of every aspect                         AIM in 2001. Prior to
                                             of any market, country, industry,                               joining AIM, Mr. Simon
                                             security or the Fund. Statements of fact      worked as a vice president, equity
                                             are from sources considered reliable,         analyst and portfolio manager. Mr.
                                             but A I M Advisors, Inc. makes no             Simon, who began his investment career
                                             representation or warranty as to their        in 1989, received a B.B.A. in finance
                                             completeness or accuracy. Although            from Texas Christian University and an
                                             historical performance is no guarantee        M.B.A. from the University of Chicago.
                                             of future results, these insights may         Mr. Simon has served as Occasional
                                             help you understand our investment            Faculty in the Finance and Decision
                                             management philosophy.                        Sciences Department of Texas Christian
                                                                                           University's M.J. Neeley School of
                                                                                           Business.
                                                 See important Fund and index
                                                 disclosures inside front cover.           Assisted by the Basic Value Team

AIM BASIC VALUE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

  Below you will find a presentation of your Fund's performance record for periods ended June 30,2005,the close of the six-month period covered by this report.

  Please read the important disclosure accompanying these tables,which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

==========================================   CLASS R SHARES' INCEPTION DATE IS JUNE           CLASS A SHARE PERFORMANCE REFLECTS
AVERAGE ANNUAL TOTAL RETURNS                 3, 2002. RETURNS SINCE THAT DATE ARE          THE MAXIMUM 5.50% SALES CHARGE, AND
                                             HISTORICAL RETURNS. ALL OTHER RETURNS         CLASS B AND CLASS C SHARE PERFORMANCE
As of 6/30/05, including applicable sales    ARE BLENDED RETURNS OF HISTORICAL CLASS       REFLECTS THE APPLICABLE CONTINGENT
charges                                      R SHARE PERFORMANCE AND RESTATED CLASS A      DEFERRED SALES CHARGE (CDSC) FOR THE
                                             SHARE PERFORMANCE (FOR PERIODS PRIOR TO       PERIOD INVOLVED. THE CDSC ON CLASS B
CLASS A SHARES                               THE INCEPTION DATE OF CLASS R SHARES) AT      SHARES DECLINES FROM 5% BEGINNING AT THE
Inception (10/18/95)          11.95%         NET ASSET VALUE, ADJUSTED TO REFLECT THE      TIME OF PURCHASE TO 0% AT THE BEGINNING
  5 Years                      4.65          HIGHER RULE 12B-1 FEES APPLICABLE TO          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
  1 Year                      -0.61          CLASS R SHARES. CLASS A SHARES'               SHARES IS 1% FOR THE FIRST YEAR AFTER
                                             INCEPTION DATE IS OCTOBER 18, 1995.           PURCHASE. CLASS R SHARES DO NOT HAVE A
CLASS B SHARES                                                                             FRONT-END SALES CHARGE; RETURNS SHOWN
Inception (10/18/95)          12.01%            THE PERFORMANCE DATA QUOTED REPRESENT      ARE AT NET ASSET VALUE AND DO NOT
  5 Years                      4.83          PAST PERFORMANCE AND CANNOT GUARANTEE         REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
  1 Year                      -0.50          COMPARABLE FUTURE RESULTS; CURRENT            ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                             PERFORMANCE MAY BE LOWER OR HIGHER.           ASSETS WITHIN THE FIRST YEAR.
CLASS C SHARES                               PLEASE VISIT AIMINVESTMENTS.COM FOR THE
Inception (5/3/99)             6.38%         MOST RECENT MONTH-END PERFORMANCE.               THE PERFORMANCE OF THE FUND'S SHARE
  5 Years                      5.15          PERFORMANCE FIGURES REFLECT REINVESTED        CLASSES WILL DIFFER DUE TO DIFFERENT
  1 Year                       3.50          DISTRIBUTIONS, CHANGES IN NET ASSET           SALES CHARGE STRUCTURES AND CLASS
                                             VALUE AND THE EFFECT OF THE MAXIMUM           EXPENSES.
CLASS R SHARES                               SALES CHARGE UNLESS OTHERWISE STATED.
Inception                     12.43%         INVESTMENT RETURN AND PRINCIPAL VALUE
  5 Years                      5.67          WILL FLUCTUATE SO THAT YOU MAY HAVE A
  1 Year                       4.99          GAIN OR LOSS WHEN YOU SELL SHARES.
==========================================

AIM BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          expenses you paid for the period. You
costs, which may include sales charges       multiply the result by the number in the      may use this information to compare the
(loads) on purchase payments; contingent     table under the heading entitled "Actual      ongoing costs of investing in the Fund
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      and other funds. To do so, compare this
and redemption fees, if any; and (2)         the expenses you paid on your account         5% hypothetical example with the 5%
ongoing costs, including management          during this period.                           hypothetical examples that appear in the
fees; distribution and/or service fees                                                     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                      in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
January 1, 2005, through June 30, 2005.      before expenses, which is not the Fund's      information is useful in comparing
                                             actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months       of owning different funds. In addition,
                                             ended June 30, 2005, appear in the table      if these transactional costs were
The table below provides information         "Fund vs. Indexes" on page 3.                 included, your costs would have been
about actual account values and actual                                                     higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the


====================================================================================================================================
                                                 ACTUAL                                  HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING ACCOUNT    ENDING ACCOUNT               EXPENSES        ENDING ACCOUNT            EXPENSES
SHARE             VALUE              VALUE                  PAID DURING           VALUE                PAID DURING
CLASS           (1/1/05)           (6/30/05)(1)              PERIOD(2),(3)      (6/30/05)                PERIOD(2),(4)

  A             $1,000.00           $997.80                    $6.09            $1,018.70                 $6.16
  B              1,000.00            994.40                     9.30             1,015.47                  9.39
  C              1,000.00            994.80                     9.30             1,015.47                  9.39
  R              1,000.00            996.90                     6.83             1,017.95                  6.90


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.23%, 1.88%, 1.88% and 1.38% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12b-1 plan fees for Class A shares to
    0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 1.13% for the Class A shares.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.60 for the Class A shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.66 for the Class A shares.

====================================================================================================================================

                                                                                            [ARROW
                                                                                            BUTTON    For More Information Visit
                                                                                            IMAGE]    AIMINVESTMENTS.COM

AIM BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

   The Board of Trustees of AIM Growth       o The quality of services to be provided      an unaffiliated mutual fund for which an
Series (the "Board") oversees the            by AIM. The Board reviewed the                affiliate of AIM serves as sub-advisor,
management of AIM Basic Value Fund (the      credentials and experience of the             although the total management fees paid
"Fund") and, as required by law,             officers and employees of AIM who will        by such unaffiliated mutual fund were
determines annually whether to approve       provide investment advisory services to       higher than the advisory fee rate for
the continuance of the Fund's advisory       the Fund. In reviewing the                    the Fund; and (iv) was higher than the
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              advisory fee rates for twenty separately
("AIM"). Based upon the recommendation       investment advisory services, the Board       managed wrap accounts managed by an AIM
of the Investments Committee of the          reviewed the qualifications of AIM's          affiliate, and lower than the advisory
Board, which is comprised solely of          investment personnel and considered such      fee rates for two separately managed
independent trustees, at a meeting held      issues as AIM's portfolio and product         wrap accounts managed by an AIM
on June 30, 2005, the Board, including       review process, various back office           affiliate with investment strategies
all of the independent trustees,             support functions provided by AIM and         comparable to those of the Fund. The
approved the continuance of the advisory     AIM's equity and fixed income trading         Board noted that AIM has agreed to waive
agreement (the "Advisory Agreement")         operations. Based on the review of these      advisory fees of the Fund, as discussed
between the Fund and AIM for another         and other factors, the Board concluded        below. Based on this review, the Board
year, effective July 1, 2005.                that the quality of services to be            concluded that the advisory fee rate for
                                             provided by AIM was appropriate and that      the Fund under the Advisory Agreement
   The Board considered the factors          AIM currently is providing satisfactory       was fair and reasonable.
discussed below in evaluating the            services in accordance with the terms of
fairness and reasonableness of the           the Advisory Agreement.                       o Fees relative to those of comparable
Advisory Agreement at the meeting on                                                       funds with other advisors. The Board
June 30, 2005 and as part of the Board's     o The performance of the Fund relative        reviewed the advisory fee rate for the
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed       Fund under the Advisory Agreement. The
deliberations, the Board and the             the performance of the Fund during the        Board compared effective contractual
independent trustees did not identify        past one, three and five calendar years       advisory fee rates at a common asset
any particular factor that was               against the performance of funds advised      level and noted that the Fund's rate was
controlling, and each trustee attributed     by other advisors with investment             comparable to the median rate of the
different weights to the various             strategies comparable to those of the         funds advised by other advisors with
factors.                                     Fund. The Board noted that the Fund's         investment strategies comparable to
                                             performance for the one and three year        those of the Fund that the Board
   One of the responsibilities of the        periods was below the median performance      reviewed. The Board noted that AIM has
Senior Officer of the Fund, who is           of such comparable funds and above such       agreed to waive advisory fees of the
independent of AIM and AIM's affiliates      median performance for the five year          Fund, as discussed below. Based on this
is to manage the process by which the        period. Based on this review, the Board       review, the Board concluded that the
Fund's proposed management fees are          concluded that no changes should be made      advisory fee rate for the Fund under the
negotiated to ensure that they are           to the Fund and that it was not               Advisory Agreement was fair and
negotiated in a manner which is at arm's     necessary to change the Fund's portfolio      reasonable.
length and reasonable. To that end, the      management team at this time.
Senior Officer must either supervise a                                                     o Expense limitations and fee waivers.
competitive bidding process or prepare       o The performance of the Fund relative        The Board noted that AIM has
an independent written evaluation. The       to indices. The Board reviewed the            contractually agreed to waive advisory
Senior Officer has recommended an            performance of the Fund during the past       fees of the Fund through December 31,
independent written evaluation in lieu       one, three and five calendar years            2009 to the extent necessary so that the
of a competitive bidding process and,        against the performance of the Lipper         advisory fees payable by the Fund do not
upon the direction of the Board, has         Large-Cap Value Fund Index. The Board         exceed a specified maximum advisory fee
prepared such an independent written         noted that the Fund's performance for         rate, which maximum rate includes
evaluation. Such written evaluation also     the one and three year periods was            breakpoints and is based on net asset
considered certain of the factors            comparable to the performance of such         levels. The Board considered the
discussed below. In addition, as             Index and above such Index for the five       contractual nature of this fee waiver
discussed below, the Senior Officer made     year period. Based on this review, the        and noted that it remains in effect
certain recommendations to the Board in      Board concluded that no changes should        until December 31, 2009. The Board
connection with such written evaluation.     be made to the Fund and that it was not       considered the effect this fee waiver
                                             necessary to change the Fund's portfolio      would have on the Fund's estimated
   The discussion below serves as a          management team at this time.                 expenses and concluded that the levels
summary of the Senior Officer's                                                            of fee waivers/expense limitations for
independent written evaluation and           o Meeting with the Fund's portfolio           the Fund were fair and reasonable.
recommendations to the Board in              managers and investment personnel. With
connection therewith, as well as a           respect to the Fund, the Board is             o Breakpoints and economies of scale.
discussion of the material factors and       meeting periodically with such Fund's         The Board reviewed the structure of the
the conclusions with respect thereto         portfolio managers and/or other               Fund's advisory fee under the Advisory
that formed the basis for the Board's        investment personnel and believes that        Agreement, noting that it includes three
approval of the Advisory Agreement.          such individuals are competent and able       breakpoints. The Board reviewed the
After consideration of all of the            to continue to carry out their                level of the Fund's advisory fees, and
factors below and based on its informed      responsibilities under the Advisory           noted that such fees, as a percentage of
business judgment, the Board determined      Agreement.                                    the Fund's net assets, have decreased as
that the Advisory Agreement is in the                                                      net assets increased because the
best interests of the Fund and its           o Overall performance of AIM. The Board       Advisory Agreement includes breakpoints.
shareholders and that the compensation       considered the overall performance of         The Board noted that AIM has
to AIM under the Advisory Agreement is       AIM in providing investment advisory and      contractually agreed to waive advisory
fair and reasonable and would have been      portfolio administrative services to the      fees of the Fund through December 31,
obtained through arm's length                Fund and concluded that such performance      2009 to the extent necessary so that the
negotiations.                                was satisfactory.                             advisory fees payable by the Fund do not
                                                                                           exceed a specified maximum advisory fee
o The nature and extent of the advisory      o Fees relative to those of clients of        rate, which maximum rate includes
services to be provided by AIM. The          AIM with comparable investment                breakpoints and is based on net asset
Board reviewed the services to be            strategies. The Board reviewed the            levels. The Board concluded that the
provided by AIM under the Advisory           advisory fee rate for the Fund under the      Fund's fee levels under the Advisory
Agreement. Based on such review, the         Advisory Agreement. The Board noted that      Agreement therefore reflect economies of
Board concluded that the range of            this rate (i) was the same as the             scale and that it was not necessary to
services to be provided by AIM under the     advisory fee rates for a variable             change the advisory fee breakpoints in
Advisory Agreement was appropriate and       insurance fund advised by AIM and             the Fund's advisory fee schedule.
that AIM currently is providing services     offered to insurance company separate
in accordance with the terms of the          accounts with investment strategies           o Investments in affiliated money market
Advisory Agreement.                          comparable to those of the Fund; (ii)         funds. The Board also took into account
                                             was lower than the advisory fee rate for      the fact that uninvested cash and cash
                                             an offshore fund for which an AIM             collateral from securities lending
                                             affiliate serves as advisor with              arrangements (collectively, "cash
                                             investment strategies comparable to           balances") of the Fund may be invested
                                             those of the Fund; (iii) was higher than      in money market funds advised by AIM
                                             the sub-advisory fee rates for

AIM BASIC VALUE FUND

pursuant to the terms of an SEC              The Board considered whether AIM is
exemptive order. The Board found that        financially sound and has the resources
the Fund may realize certain benefits        necessary to perform its obligations
upon investing cash balances in AIM          under the Advisory Agreement, and
advised money market funds, including a      concluded that AIM has the financial
higher net return, increased liquidity,      resources necessary to fulfill its
increased diversification or decreased       obligations under the Advisory
transaction costs. The Board also found      Agreement.
that the Fund will not receive reduced
services if it invests its cash balances     o Historical relationship between the
in such money market funds. The Board        Fund and AIM. In determining whether to
noted that, to the extent the Fund           continue the Advisory Agreement for the
invests in affiliated money market           Fund, the Board also considered the
funds, AIM has voluntarily agreed to         prior relationship between AIM and the
waive a portion of the advisory fees it      Fund, as well as the Board's knowledge
receives from the Fund attributable to       of AIM's operations, and concluded that
such investment. The Board further           it was beneficial to maintain the
determined that the proposed securities      current relationship, in part, because
lending program and related procedures       of such knowledge. The Board also
with respect to the lending Fund is in       reviewed the general nature of the
the best interests of the lending Fund       non-investment advisory services
and its respective shareholders. The         currently performed by AIM and its
Board therefore concluded that the           affiliates, such as administrative,
investment of cash collateral received       transfer agency and distribution
in connection with the securities            services, and the fees received by AIM
lending program in the money market          and its affiliates for performing such
funds according to the procedures is in      services. In addition to reviewing such
the best interests of the lending Fund       services, the trustees also considered
and its respective shareholders.             the organizational structure employed by
                                             AIM and its affiliates to provide those
o Independent written evaluation and         services. Based on the review of these
recommendations of the Fund's Senior         and other factors, the Board concluded
Officer. The Board noted that, upon          that AIM and its affiliates were
their direction, the Senior Officer of       qualified to continue to provide
the Fund had prepared an independent         non-investment advisory services to the
written evaluation in order to assist        Fund, including administrative, transfer
the Board in determining the                 agency and distribution services, and
reasonableness of the proposed               that AIM and its affiliates currently
management fees of the AIM Funds,            are providing satisfactory
including the Fund. The Board noted that     non-investment advisory services.
the Senior Officer's written evaluation
had been relied upon by the Board in         o Other factors and current trends. In
this regard in lieu of a competitive         determining whether to continue the
bidding process. In determining whether      Advisory Agreement for the Fund, the
to continue the Advisory Agreement for       Board considered the fact that AIM,
the Fund, the Board considered the           along with others in the mutual fund
Senior Officer's written evaluation and      industry, is subject to regulatory
the recommendation made by the Senior        inquiries and litigation related to a
Officer to the Board that the Board          wide range of issues. The Board also
consider implementing a process to           considered the governance and compliance
assist them in more closely monitoring       reforms being undertaken by AIM and its
the performance of the AIM Funds. The        affiliates, including maintaining an
Board concluded that it would be             internal controls committee and
advisable to implement such a process as     retaining an independent compliance
soon as reasonably practicable.              consultant, and the fact that AIM has
                                             undertaken to cause the Fund to operate
o Profitability of AIM and its               in accordance with certain governance
affiliates. The Board reviewed               policies and practices. The Board
information concerning the profitability     concluded that these actions indicated a
of AIM's (and its affiliates')               good faith effort on the part of AIM to
investment advisory and other activities     adhere to the highest ethical standards,
and its financial condition. The Board       and determined that the current
considered the overall profitability of      regulatory and litigation environment to
AIM, as well as the profitability of AIM     which AIM is subject should not prevent
in connection with managing the Fund.        the Board from continuing the Advisory
The Board noted that AIM's operations        Agreement for the Fund.
remain profitable, although increased
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05


AIM BASIC VALUE FUND

                                             =========================================
                                             AVERAGE ANNUAL TOTAL RETURNS
INSTITUTIONAL CLASS SHARES                   For periods ended 6/30/05                        PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                           NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           Inception (3/15/02)                 3.30%     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      1 Year                              5.74      THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     6 Months*                           0.03      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings. Institutional                                                  ASSET VALUE. INVESTMENT RETURN AND
Class shares are offered exclusively to      *Cumulative total return that has not         PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
institutional investors, including           been annualized                               SHARES, WHEN REDEEMED, MAY BE WORTH MORE
defined contribution plans that meet         =========================================     OR LESS THAN THEIR ORIGINAL COST. SEE
certain criteria.                                                                          FULL REPORT FOR INFORMATION ON
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.     YOUR FUND PROSPECTUS FOR MORE
                                             INSTITUTIONAL CLASS SHARES WOULD HAVE HAD     INFORMATION. FOR THE MOST CURRENT
                                             DIFFERENT RETURNS DUE TO DIFFERENCES IN       MONTH-END PERFORMANCE, PLEASE CALL
                                             THE EXPENSE STRUCTURE OF THE                  800-451-4246 OR VISIT AIMinvestments.com.
                                             INSTITUTIONAL CLASS.



=========================================
FUND NASDAQ SYMBOL

AIM Basic Value Fund                 GTWX
=========================================


                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com       BVA-INS-2              YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      example, an $8,600 account value divided         The hypothetical account values and
                                             by $1,000 = 8.6), then multiply the           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      result by the number in the table under       actual ending account balance or expenses
ongoing costs, including management fees     the heading entitled "Actual Expenses         you paid for the period. You may use this
and other Fund expenses. This example is     Paid During Period" to estimate the           information to compare the ongoing costs
intended to help you understand your         expenses you paid on your account during      of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      this period.                                  To do so, compare this 5% hypothetical
in the Fund and to compare these costs                                                     example with the 5% hypothetical examples
with ongoing costs of investing in other     HYPOTHETICAL EXAMPLE FOR COMPARISON           that appear in the shareholder reports of
mutual funds. The example is based on an     PURPOSES                                      the other funds.
investment of $1,000 invested at the
beginning of the period and held for the     The table below also provides information        Please note that the expenses shown in
entire period January 1, 2005, through       about hypothetical account values and         the table are meant to highlight your
June 30, 2005.                               hypothetical expenses based on the Fund's     ongoing costs only. Therefore, the
                                             actual expense ratio and an assumed rate      hypothetical information is useful in
ACTUAL EXPENSES                              of return of 5% per year before expenses,     comparing ongoing costs only, and will
                                             which is not the Fund's actual return.        not help you determine the relative total
The table below provides information         The Fund's actual cumulative total return     costs of owning different funds.
about actual account values and actual       after expenses for the six months ended
expenses. You may use the information in     June 30, 2005, appears in the table on
this table, together with the amount you     the front of this supplement.
invested, to estimate the expenses that
you paid over the period. Simply divide
your account value by $1,000 (for


===================================================================================================================================

                                                             ACTUAL                                    HYPOTHETICAL
                                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT        ENDING ACCOUNT              EXPENSES          ENDING ACCOUNT            EXPENSES
    SHARE                VALUE                   VALUE                 PAID DURING             VALUE                PAID DURING
    CLASS               (1/1/05)              (6/30/05)(1)              PERIOD(2)            (6/30/05)               PERIOD(2)
Institutional          $1,000.00               $1,000.30                  $3.52              $1,021.27                $3.56

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.71% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================


AIMinvestments.com      BVA-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.31%

ADVERTISING-4.66%

Interpublic Group of Cos., Inc. (The)(a)(b)     12,182,700   $  148,385,286
---------------------------------------------------------------------------
Omnicom Group Inc.                               2,040,000      162,914,400
===========================================================================
                                                                311,299,686
===========================================================================

AEROSPACE & DEFENSE-1.17%

Honeywell International Inc.                     2,131,300       78,069,519
===========================================================================

APPAREL RETAIL-1.84%

Gap, Inc. (The)(b)                               6,232,300      123,087,925
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.19%

Bank of New York Co., Inc. (The)                 5,085,000      146,346,300
===========================================================================

BREWERS-0.83%

Molson Coors Brewing Co.-Class B(b)                893,700       55,409,400
===========================================================================

BUILDING PRODUCTS-4.16%

American Standard Cos. Inc.                      3,732,000      156,445,440
---------------------------------------------------------------------------
Masco Corp.(b)                                   3,823,800      121,443,888
===========================================================================
                                                                277,889,328
===========================================================================

COMMUNICATIONS EQUIPMENT-0.52%

Motorola, Inc.                                   1,896,600       34,631,916
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.75%

Lexmark International, Inc.-Class A(a)             773,000       50,113,590
===========================================================================

CONSUMER ELECTRONICS-1.26%

Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                  3,333,098       83,960,739
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.77%

Ceridian Corp.(a)(b)                             6,071,300      118,268,924
---------------------------------------------------------------------------
First Data Corp.                                 5,001,000      200,740,140
===========================================================================
                                                                319,009,064
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.42%

Cendant Corp.                                    7,235,000      161,846,950
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.72%

Waste Management, Inc.                           6,422,167      182,004,213
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


FOOD RETAIL-3.26%

Kroger Co. (The)(a)(b)                           7,161,400   $  136,281,442
---------------------------------------------------------------------------
Safeway Inc.(b)                                  3,605,000       81,436,950
===========================================================================
                                                                217,718,392
===========================================================================

GENERAL MERCHANDISE STORES-1.94%

Target Corp.(b)                                  2,379,300      129,457,713
===========================================================================

HEALTH CARE DISTRIBUTORS-7.16%

Cardinal Health, Inc.(b)                         4,729,000      272,295,820
---------------------------------------------------------------------------
McKesson Corp.                                   4,606,900      206,343,051
===========================================================================
                                                                478,638,871
===========================================================================

HEALTH CARE EQUIPMENT-1.94%

Waters Corp.(a)                                  3,487,100      129,615,507
===========================================================================

HEALTH CARE FACILITIES-2.41%

HCA Inc.                                         2,844,000      161,169,480
===========================================================================

INDUSTRIAL CONGLOMERATES-3.79%

Tyco International Ltd. (Bermuda)(b)             8,667,000      253,076,400
===========================================================================

INDUSTRIAL MACHINERY-1.08%

Parker Hannifin Corp.                            1,159,200       71,881,992
===========================================================================

INVESTMENT BANKING & BROKERAGE-4.23%

Merrill Lynch & Co., Inc.                        2,447,000      134,609,470
---------------------------------------------------------------------------
Morgan Stanley                                   2,816,900      147,802,743
===========================================================================
                                                                282,412,213
===========================================================================

LEISURE PRODUCTS-0.42%

Mattel, Inc.(b)                                  1,536,460       28,117,218
===========================================================================

MANAGED HEALTH CARE-3.51%

UnitedHealth Group Inc.                          4,498,800      234,567,432
===========================================================================

MOVIES & ENTERTAINMENT-2.23%

Walt Disney Co. (The)                            5,925,000      149,191,500
===========================================================================

MULTI-LINE INSURANCE-2.03%

Genworth Financial Inc.-Class A                  4,479,400      135,412,262
===========================================================================

OIL & GAS DRILLING-2.84%

ENSCO International Inc.                         1,093,700       39,099,775
---------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)              2,789,598      150,554,604
===========================================================================
                                                                189,654,379
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-4.54%

Halliburton Co.(b)                               4,200,000   $  200,844,000
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)      1,767,300      102,468,054
===========================================================================
                                                                303,312,054
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.69%

Citigroup Inc.                                   3,859,597      178,429,169
---------------------------------------------------------------------------
JPMorgan Chase & Co.                             5,723,360      202,149,075
===========================================================================
                                                                380,578,244
===========================================================================

PACKAGED FOODS & MEATS-1.55%

Unilever N.V. (Netherlands)(c)                   1,605,000      103,951,112
===========================================================================

PHARMACEUTICALS-8.23%

Pfizer Inc.                                      6,100,300      168,246,274
---------------------------------------------------------------------------
Sanofi-Aventis (France)(c)                       2,973,760      243,554,381
---------------------------------------------------------------------------
Wyeth(b)                                         3,110,000      138,395,000
===========================================================================
                                                                550,195,655
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.28%

ACE Ltd. (Cayman Islands)(b)                     3,397,000      152,355,450
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.05%

Novellus Systems, Inc.(a)(b)                     2,834,000       70,028,140
===========================================================================

SPECIALIZED CONSUMER SERVICES-2.02%

H&R Block, Inc.(b)                               2,310,400      134,811,840
===========================================================================

SYSTEMS SOFTWARE-3.41%

Computer Associates International, Inc.(b)       8,293,047      227,892,932
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE-5.41%

Fannie Mae(b)                                    3,540,000   $  206,736,000
---------------------------------------------------------------------------
MGIC Investment Corp.(b)                         1,234,100       80,488,002
---------------------------------------------------------------------------
Radian Group Inc.                                1,578,856       74,553,580
===========================================================================
                                                                361,777,582
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,222,431,546)                         6,569,484,998
===========================================================================
MONEY MARKET FUNDS-1.86%

Liquid Assets Portfolio-Institutional
  Class(d)                                      62,024,340       62,024,340
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     62,024,340       62,024,340
===========================================================================
    Total Money Market Funds (Cost
      $124,048,680)                                             124,048,680
===========================================================================
TOTAL INVESTMENTS-100.17% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,346,480,226)                                             6,693,533,678
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.99%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  434,113,793      434,113,793
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  434,113,793      434,113,793
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $868,227,586)                                       868,227,586
===========================================================================
TOTAL INVESTMENTS-113.16% (Cost
  $6,214,707,812)                                             7,561,761,264
===========================================================================
OTHER ASSETS LESS LIABILITIES-(13.16%)                         (879,523,251)
===========================================================================
NET ASSETS-100.00%                                           $6,682,238,013
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $347,505,493, which represented 4.60% of the Fund's Total Investments. See
    Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $5,222,431,546)*                            $6,569,484,998
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $992,276,266)                            992,276,266
============================================================
    Total investments (cost $6,214,707,812)    7,561,761,264
============================================================
Receivables for:
  Investments sold                                 5,119,064
------------------------------------------------------------
  Fund shares sold                                 4,167,661
------------------------------------------------------------
  Dividends                                        7,142,621
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               157,639
------------------------------------------------------------
Other assets                                         170,840
============================================================
    Total assets                               7,578,519,089
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          22,827,324
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 377,262
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       868,227,586
------------------------------------------------------------
Accrued distribution fees                          3,130,382
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,542
------------------------------------------------------------
Accrued transfer agent fees                        1,293,618
------------------------------------------------------------
Accrued operating expenses                           421,362
============================================================
    Total liabilities                            896,281,076
============================================================
Net assets applicable to shares outstanding   $6,682,238,013
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,681,467,183
------------------------------------------------------------
Undistributed net investment income (loss)        (2,600,767)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (343,640,879)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,347,012,476
============================================================
                                              $6,682,238,013
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $4,117,049,326
____________________________________________________________
============================================================
Class B                                       $1,778,417,412
____________________________________________________________
============================================================
Class C                                       $  605,850,187
____________________________________________________________
============================================================
Class R                                       $   32,427,267
____________________________________________________________
============================================================
Institutional Class                           $  148,493,821
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          127,268,808
____________________________________________________________
============================================================
Class B                                           58,404,096
____________________________________________________________
============================================================
Class C                                           19,899,738
____________________________________________________________
============================================================
Class R                                            1,007,542
____________________________________________________________
============================================================
Institutional Class                                4,503,671
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        32.35
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $32.35 divided
      by 94.50%)                              $        34.23
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        30.45
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        30.45
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        32.18
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        32.97
____________________________________________________________
============================================================

* At June 30, 2005, securities with an aggregate market value of $851,203,515 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,489,084)      $  46,172,814
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $108,018 after compensation
  to counterparties of $7,986,401)                                1,701,461
===========================================================================
    Total investment income                                      47,874,275
===========================================================================

EXPENSES:

Advisory fees                                                    22,792,328
---------------------------------------------------------------------------
Administrative services fees                                        346,465
---------------------------------------------------------------------------
Custodian fees                                                      317,148
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         7,440,008
---------------------------------------------------------------------------
  Class B                                                         9,262,862
---------------------------------------------------------------------------
  Class C                                                         3,148,497
---------------------------------------------------------------------------
  Class R                                                            77,002
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        8,099,270
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           41,953
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           104,535
---------------------------------------------------------------------------
Other                                                               773,825
===========================================================================
    Total expenses                                               52,403,893
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (2,165,967)
===========================================================================
    Net expenses                                                 50,237,926
===========================================================================
Net investment income (loss)                                     (2,363,651)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $1,434,142)                                185,373,081
---------------------------------------------------------------------------
  Foreign currencies                                               (438,147)
===========================================================================
                                                                184,934,934
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (213,662,214)
---------------------------------------------------------------------------
  Foreign currencies                                                (40,976)
===========================================================================
                                                               (213,703,190)
===========================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                    (28,768,256)
===========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (31,131,907)
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (2,363,651)   $  (24,613,460)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   184,934,934       115,956,728
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (213,703,190)      603,140,110
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (31,131,907)      694,483,378
==============================================================================================
Share transactions-net:
  Class A                                                       (349,399,207)      229,943,250
----------------------------------------------------------------------------------------------
  Class B                                                       (194,279,746)     (146,534,200)
----------------------------------------------------------------------------------------------
  Class C                                                        (70,903,090)      (49,796,419)
----------------------------------------------------------------------------------------------
  Class R                                                          3,268,495        14,533,591
----------------------------------------------------------------------------------------------
  Institutional Class                                             44,594,350        96,937,383
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (566,719,198)      145,083,605
==============================================================================================
    Net increase (decrease) in net assets                       (597,851,105)      839,566,983
==============================================================================================

NET ASSETS:

  Beginning of period                                          7,280,089,118     6,440,522,135
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,600,767) and $(237,116),
    respectively)                                             $6,682,238,013    $7,280,089,118
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.725%
----------------------------------------------------------------------
Next $500 million                                               0.70%
----------------------------------------------------------------------
Next $500 million                                               0.675%
----------------------------------------------------------------------
Over $1.5 billion                                               0.65%
______________________________________________________________________
======================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
______________________________________________________________________
======================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $2,001,681.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $69,424.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $346,465.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $8,099,270 for Class A, Class B, Class C and Class R share classes and $41,953 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $7,440,008, $9,262,862, $3,148,497 and $77,002, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $270,486 in front-end sales commissions from the sale of Class A shares and $17,617, $222,024, $30,426 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 49,840,942     $  381,124,059    $  (368,940,661)       $   --        $ 62,024,340     $  792,246      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            49,840,942        381,124,059       (368,940,661)           --          62,024,340        801,197          --
===================================================================================================================================
  Subtotal       $ 99,681,884     $  762,248,118    $  (737,881,322)       $   --        $124,048,680     $1,593,443      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $312,297,068     $  612,893,035    $  (491,076,310)       $   --        $434,113,793     $   53,608      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           312,297,069        612,893,035       (491,076,311)           --         434,113,793         54,410          --
===================================================================================================================================
  Subtotal       $624,594,137     $1,225,786,070    $  (982,152,621)       $   --        $868,227,586     $  108,018      $   --
===================================================================================================================================
  Total          $724,276,021     $1,988,034,188    $(1,720,033,943)       $   --        $992,276,266     $1,701,461      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $0 and sales of $4,925,700, which resulted in net realized gains of $1,434,142.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $94,862.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $15,335 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $851,203,515 were on loan to brokers. The loans were secured by cash collateral of $868,227,586 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $108,018 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                               $320,850,425
-----------------------------------------------------------------------------
December 31, 2011                                                197,141,083
=============================================================================
Total capital loss carryforward                                 $517,991,508
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $290,741,212 and $841,529,288, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $1,584,694,933
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (245,845,952)
================================================================================
Net unrealized appreciation of investment securities             $1,338,848,981
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $6,222,912,283.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     JUNE 30, 2005                  DECEMBER 31, 2004
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      11,274,923    $ 360,525,339     45,643,967    $ 1,367,897,119
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,415,002       72,755,441     11,128,015        316,220,520
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         990,540       29,849,144      4,433,952        125,791,675
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         223,273        7,130,598        668,236         19,850,960
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,762,701       57,290,547      3,074,246         97,385,847
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,424,242       45,462,751      3,531,163        106,295,761
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,510,508)     (45,462,751)    (3,727,321)      (106,295,761)
============================================================================================================================
Reacquired:
  Class A                                                     (23,629,033)    (755,387,297)   (41,338,578)    (1,244,249,630)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,355,207)    (221,572,436)   (12,577,796)      (356,458,959)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,344,370)    (100,752,234)    (6,194,731)      (175,588,094)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (121,672)      (3,862,103)      (177,088)        (5,317,369)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (390,616)     (12,696,197)       (14,498)          (448,464)
============================================================================================================================
                                                              (18,260,725)   $(566,719,198)     4,449,567    $   145,083,605
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 9% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                           JUNE 30,        ----------------------------------------------------------------------
                                             2005             2004          2003          2002             2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   32.42        $    29.24    $    21.86    $    28.44       $    28.41       $  23.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.03             (0.03)        (0.06)        (0.04)(a)        (0.02)(a)       0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  (0.10)             3.21          7.44         (6.54)            0.06           4.74
=================================================================================================================================
    Total from investment operations          (0.07)             3.18          7.38         (6.58)            0.04           4.80
=================================================================================================================================
Less distributions:
  Dividends from net investment income           --                --            --         (0.00)           (0.00)         (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --                --            --         (0.00)           (0.01)         (0.20)
=================================================================================================================================
    Total distributions                          --                --            --         (0.00)           (0.01)         (0.23)
=================================================================================================================================
Net asset value, end of period            $   32.35        $    32.42    $    29.24    $    21.86       $    28.44       $  28.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               (0.22)%           10.88%        33.76%       (23.14)%           0.16%         20.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $4,117,049       $4,480,701    $3,812,300    $2,534,964       $2,066,536       $448,668
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.23%(c)          1.29%         1.34%         1.33%            1.30%          1.32%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.29%(c)          1.31%         1.34%         1.33%            1.30%          1.32%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.16%(c)         (0.11)%       (0.28)%       (0.17)%          (0.05)%         0.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                        4%               15%           20%           30%              20%            56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,286,665,717.
(d)  Not annualized for periods less than one year.

                                                                                  CLASS B
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                           JUNE 30,        ----------------------------------------------------------------------
                                             2005             2004          2003          2002             2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   30.62        $    27.80    $    20.91    $    27.38       $    27.54       $  23.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.08)            (0.23)        (0.21)        (0.20)(a)        (0.19)(a)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  (0.09)             3.05          7.10         (6.27)            0.04           4.53
=================================================================================================================================
    Total from investment operations          (0.17)             2.82          6.89         (6.47)           (0.15)          4.51
=================================================================================================================================
Less distributions from net realized
  gains                                          --                --            --         (0.00)           (0.01)         (0.20)
=================================================================================================================================
Net asset value, end of period            $   30.45        $    30.62    $    27.80    $    20.91       $    27.38       $  27.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               (0.56)%           10.14%        32.95%       (23.63)%          (0.53)%        19.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,778,417       $1,985,690    $1,946,590    $1,498,499       $1,538,292       $241,157
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.88%(c)          1.94%         1.99%         1.98%            1.95%          1.97%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.94%(c)          1.96%         1.99%         1.98%            1.95%          1.97%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.49)%(c)        (0.76)%       (0.93)%       (0.82)%          (0.70)%        (0.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                        4%               15%           20%           30%              20%            56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,867,925,288.
(d)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                             YEAR ENDED DECEMBER 31,
                                                   JUNE 30,        --------------------------------------------------------------
                                                     2005            2004        2003        2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  30.61        $  27.79    $  20.91    $  27.38       $  27.54       $  23.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.08)          (0.23)      (0.21)      (0.20)(a)      (0.19)(a)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (0.08)           3.05        7.09       (6.27)          0.04           4.53
=================================================================================================================================
    Total from investment operations                  (0.16)           2.82        6.88       (6.47)         (0.15)          4.51
=================================================================================================================================
Less distributions from net realized gains               --              --          --       (0.00)         (0.01)         (0.20)
=================================================================================================================================
Net asset value, end of period                     $  30.45        $  30.61    $  27.79    $  20.91       $  27.38       $  27.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       (0.52)%         10.15%      32.90%     (23.63)%        (0.53)%        19.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $605,850        $681,234    $667,412    $518,575       $566,627       $193,863
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       1.88%(c)        1.94%       1.99%       1.98%          1.95%          1.97%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.94%(c)        1.96%       1.99%       1.98%          1.95%          1.97%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.49)%(c)      (0.76)%     (0.93)%     (0.82)%        (0.70)%        (0.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                4%             15%         20%         30%            20%            56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $634,917,907.
(d)  Not annualized for periods less than one year.

                                                                                    CLASS R
                                                              ----------------------------------------------------
                                                                                                     JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED         (DATE SALES
                                                                ENDED             DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ------------------    DECEMBER 31,
                                                                 2005           2004       2003          2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 32.28         $ 29.16    $ 21.84       $27.54
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.00           (0.06)     (0.06)       (0.05)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.10)           3.18       7.38        (5.65)
==================================================================================================================
    Total from investment operations                             (0.10)           3.12       7.32        (5.70)
==================================================================================================================
Net asset value, end of period                                 $ 32.18         $ 32.28    $ 29.16       $21.84
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  (0.31)%         10.70%     33.52%      (20.70)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $32,427         $29,245    $12,097       $1,421
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.38%(c)        1.44%      1.49%        1.54%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.44%(c)        1.46%      1.49%        1.54%(d)
==================================================================================================================
Ratio of net investment income (loss) to average net assets       0.01%(c)       (0.26)%    (0.43)%      (0.37)%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                           4%             15%        20%          30%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,056,209.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                     MARCH 15, 2002
                                                              SIX MONTHS           YEAR ENDED         (DATE SALES
                                                                ENDED             DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ------------------     DECEMBER 31,
                                                                 2005            2004       2003          2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  32.96        $  29.56    $21.95        $29.63
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.10            0.02      0.08          0.06(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.09)           3.38      7.53         (7.74)
===================================================================================================================
    Total from investment operations                               0.01            3.40      7.61         (7.68)
===================================================================================================================
Net asset value, end of period                                 $  32.97        $  32.96    $29.56        $21.95
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                    0.03%          11.50%    34.67%       (25.92)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $148,494        $103,219    $2,123        $1,471
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.71%(c)        0.71%     0.71%         0.81%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.77%(c)        0.73%     0.71%         0.81%(d)
===================================================================================================================
Ratio of net investment income to average net assets               0.68%(c)        0.47%     0.35%         0.35%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                                            4%             15%       20%           30%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $135,193,259.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                                 SECTOR EQUITY                     TAX-FREE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Advantage Health Sciences Fund(1)         AIM High Income Municipal Fund(8)
AIM Premier Equity Fund                      AIM Energy Fund(1)                            AIM Municipal Bond Fund
AIM S&P 500 Index Fund(1)                    AIM Financial Services Fund(1)                AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                       AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund(3)                 AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(4)                 AIM Gold & Precious Metals Fund(1)
AIM Small Company Growth Fund(1)             AIM Leisure Fund(1)
AIM Trimark Endeavor Fund                    AIM Multi-Sector Fund(1)                          AIM ALLOCATION SOLUTIONS
AIM Trimark Small Companies Fund             AIM Real Estate Fund(7)
AIM Weingarten Fund                          AIM Technology Fund(1)                        AIM Conservative Allocation Fund
                                             AIM Utilities Fund(1)                         AIM Growth Allocation Fund(9)
                                                                                           AIM Moderate Allocation Fund
                                                                                           AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                             Fund
                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================


*Domestic equity and income fund

(1)The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2)As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(3)Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4)As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5)As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6)Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7)As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8)As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9)Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                 BVA-SAR-1             A I M Distributors,Inc.





                                 YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-----------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College     Separately     Offshore    Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings     Managed        Products    Management        --Registered Trademark--
                                  Plans       Accounts
-----------------------------------------------------------------------------------

                                                AIM CONSERVATIVE ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30,2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 --Registered Trademark--                               --Registered Trademark--

AIM CONSERVATIVE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A LOWER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.




ABOUT SHARE CLASSES                          may change their investment objectives        Russell 3000 Index, 2.5% MSCI EAFE
                                             or policies without the approval of the       Index, 25% Lehman U.S. Aggregate Bond
o Class B shares are not available as an     Fund. If that were to occur, the Fund         Index, 40% Lehman 1-3 Year
investment for retirement plans              might be forced to withdraw its               Government/Credit Index, and 10% 3-Month
maintained pursuant to Section 401 of        investments from the underlying funds at      Treasury bill.
the Internal Revenue Code, including         a time that is unfavorable to the Fund.
401(k) plans, money purchase pension                                                       o The unmanaged RUSSELL 3000
plans and profit sharing plans, except       PRINCIPAL RISKS OF INVESTING IN THE           --Registered Trademark-- INDEX is an
for plans that have existing accounts        UNDERLYING FUNDS                              index of common stocks that measures
invested in Class B shares.                                                                performance of the largest 3,000 U.S.
                                             o Investing in a mutual fund that             companies based on market
o Class R shares are available only to       invests in international securities           capitalization.
certain retirement plans. Please see the     presents certain risks not associated
prospectus for more information.             with investing solely in the United           o The unmanaged MSCI Europe, Australasia
                                             States. These include risks relating to       and the Far East Index (the MSCI
PRINCIPAL RISKS OF INVESTING IN THE FUND     fluctuations in the value of the U.S.         EAFE--Registered Trademark-- INDEX) is a
                                             dollar relative to the values of other        group of foreign securities tracked by
o The Fund is a "fund of funds," which       currencies, the custody arrangements          Morgan Stanley Capital International.
means that it invests its assets in          made for the Fund's foreign holdings,
other underlying mutual funds advised by     differences in accounting, political          o The unmanaged LEHMAN U.S. AGGREGATE
A I M Advisors, Inc.                         risks and the lesser degree of public         BOND INDEX, which represents the U.S.
                                             information required to be provided by        investment-grade fixed-rate bond market
o Investors will bear not just their         non-U.S. companies.                           (including government and corporate
share of the Fund's operational                                                            securities, mortgage pass-through
expenses, but also, indirectly, the          o A change in interest rates will affect      securities and asset-backed securities),
operating expenses of the underlying         the performance of the Fund's                 is compiled by Lehman Brothers.
funds.                                       investments in fixed-income mutual
                                             funds.                                        o The unmanaged LEHMAN 1-3 YEAR
o The advisor may change the Fund's                                                        GOVERNMENT/CREDIT BOND INDEX, which
asset class allocations, the underlying      o Some of the underlying funds may            represents the performance of short-term
funds or the target weightings in the        invest in mortgage-backed securities,         government and investment-grade
underlying funds at its discretion.          which may lose value if mortgages are         corporate debt securities, is compiled
                                             prepaid in response to falling interest       by Lehman Brothers.
o The advisor has the ability to select      rates.
and substitute the underlying funds in                                                     o Lehman Brothers is a global investment
which the Fund invests, and may be           o The underlying funds may invest in          bank.
subject to potential conflicts of            securities issued or backed by the U.S.
interest in selecting underlying funds       government, its agencies or                   o The unmanaged LIPPER INCOME FUND INDEX
because it may receive higher fees from      instrumentalities. Such securities offer      represents an average of the 30 largest
certain underlying funds than others.        a high degree of safety and, in the case      income funds tracked by Lipper, Inc., an
However, as a fiduciary to the Fund, the     of government securities, are guaranteed      independent mutual fund performance
advisor is required to act in the Fund's     as to timely payment of principal and         monitor.
best interest when selecting the             interest if held to maturity. Fund
underlying funds.                            shares are not insured, and their value       o The Fund is not managed to track the
                                             and yield will vary with market               performance of any particular index,
o There is a risk that the advisor's         conditions.                                   including the indexes defined here, and
evaluations and assumptions regarding                                                      consequently, the performance of the
the Fund's broad asset classes or the        ABOUT INDEXES USED IN THIS REPORT             Fund may deviate significantly from the
underlying funds in which the Fund                                                         performance of the indexes.
invests may be incorrect based on actual     o The unmanaged Standard & Poor's
market conditions. There can be no           Composite Index of 500 Stocks (the S&P        o A direct investment cannot be made in
assurance that the underlying funds will     500--Registered Trademark-- INDEX) is         an index. Unless otherwise indicated,
achieve their investment objectives, and     an index of common stocks frequently          index results include reinvested
the performance of the underlying funds      used as a general measure of U.S. stock       dividends, and they do not reflect sales
may be lower than that of the asset          market performance.                           charges. Performance of an index of
class they were selected to represent.                                                     funds reflects fund expenses;
The underlying funds                         o The custom conservative allocation          performance of a market index does not.
                                             index used in this report is composed of
                                             22.5%
                                                                                           Continued on Page 5
                                                                                           =========================================
======================================================================================      FUND NASDAQ SYMBOLS
  THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
  PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         Class A Shares                    ACNAX
  EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class B Shares                    ACNBX
======================================================================================      Class C Shares                    ACNCX
                                                                                            Class R Shares                    ACNRX
NOT FDIC INSURED        MAY LOSE VALUE           NO BANK GUARANTEE                         =========================================

AIMINVESTMENTS.COM

AIM CONSERVATIVE ALLOCATION FUND


                        DEAR FELLOW AIM SHAREHOLDER:

                        We would like to call your attention to two new elements
         [GRAHAM        in this report on your Fund. First, on page 2, is a
         PHOTO]         letter from Bruce Crockett, the independent Chair of the
                        Board of Trustees of the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last October.

                           Mr. Crockett has expressed an interest in keeping
                        shareholders informed of the work of the Board regularly
                        via letters in the Fund reports. We certainly consider
    ROBERT H. GRAHAM    this a valuable addition to the reports. The Board is
                        charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                           One of the most important decisions the Board makes
                        each year is whether to approve the advisory agreement
                        your Fund has with AIM. Essentially, this agreement
                        hires AIM to manage the assets in your Fund. A
                        discussion of the factors the Board considered in
                        reviewing the agreement is the second new
       [WILLIAMSON      element in the report, and we encourage you to read it.
         PHOTO]         It appears on pages 7 and 8.

                           Of course, this report also includes your Fund
                        managers' discussion of how they managed the Fund during
                        the six-month reporting period. It was a rather muted
                        six months in many equity markets, with the strongest
                        results coming from somewhat specialized segments rather
                        than the broad markets. Domestically, for example, the
                        energy sector vastly outperformed the S&P 500 Index.
                        Overseas, developing markets produced much better
   MARK H. WILLIAMSON   results than developed markets. The discussion of how
                        your Fund was managed during the period and the factors that affected its performance begins on page 3.

                           Further information about the markets, your Fund, and
                        investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                           We at AIM remain committed to building solutions to
                        help you meet your investment goals. We thank you for your continued participation in AIM Investments --Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                        Sincerely,

                        /S/ ROBERT H. GRAHAM              /S/ MARK H. WILLIAMSON

                        Robert H. Graham                  Mark H. Williamson
                        President & Vice Chair,           Chairman & President,
                        AIM Funds                         A I M Advisors, Inc.

                        August 10, 2005


AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM CONSERVATIVE ALLOCATION FUND

                   DEAR FELLOW SHAREHOLDERS:

                       As independent Chair of the Board of Trustees of the AIM
  [CROCKETT        Funds, I'm writing to report on the work being done by your
    PHOTO]         Board.

                       At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
                   (AIM) that save shareholders approximately $20.8 million BRUCE L. CROCKETT annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                   two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                   Sincerely,


                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds


                   August 10, 2005

AIM CONSERVATIVE ALLOCATION FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                   We determine target asset class
                                                                                           weightings and underlying fund
=======================================================================================    selections for your Fund and also
                                                                                           monitor your Fund on an ongoing basis.
PERFORMANCE SUMMARY                                                                        The underlying funds are actively
                                             ==========================================    managed by their respective management
The Fund produced positive performance       FUND VS. INDEXES                              teams based on the individual fund
at net asset value for the six-month                                                       objectives, investment strategies and
reporting period ended June 30,2005. The     TOTAL RETURNS,12/31/04-6/30/05, EXCLUDING     management techniques.
broad stock market, as represented by the    APPLICABLE SALES CHARGES. IF SALES
S&P 500 Index, presented lackluster          CHARGES WERE INCLUDED, RETURNS WOULD BE          While the weightings of various
results during that time and ended the       LOWER.                                        underlying funds in the portfolio may
period with negative returns.                                                              vary from their targets during the year
                                             Class A Shares                       0.97%    due to market movements, we rebalance
   The Fund's emphasis on fixed income                                                     the portfolio annually to maintain its
holdings (65% + 10% in cash equivalents)     Class B Shares                       0.68     target asset class allocations.
enhanced performance during a
challenging market for equities, enabling    Class C Shares                       0.68     MARKET CONDITIONS AND YOUR FUND
the Fund to outperform the broad stock
market for the period. The Fund performed    Class R Shares                       0.78     Equity market returns were modestly
in line with the Custom Conservative                                                       negative during the period, as investors
Allocation Index, which approximates the     S&P 500 Index (Broad Market Index)  -0.81     were preoccupied with the impact that
performance of the types of holdings                                                       high energy prices and rising interest
owned by the Fund's underlying funds.        Custom Conservative Allocation Index          rates might have on continued economic
                                             (Style-specific Index)               1.14     and corporate earnings growth.

                                             Lipper Income Fund Index                         These concerns translated directly
                                             (Peer Group Index)                   0.87     into muted or negative returns in most
                                                                                           broad equity market sectors with the
                                             SOURCE: LIPPER,INC.                           exception of energy and utilities.
                                             ==========================================    Energy rallied in response to the
                                                                                           record-high oil prices, and utilities
                                                Long-term Fund performance                 benefited from continued strong demand
                                             information appears on page 5.                in relation to the available production
                                                                                           capacity.
=======================================================================================
HOW WE INVEST                                which represent 25% of the portfolio.            The health care sector was one other
                                             The portfolio also maintains a 10%            area of moderate strength. Investors
Your Fund invests in nine underlying         allocation to cash equivalents.               were attracted to this more defensive
funds diversified across asset classes                                                     sector as they saw improving
(stocks, bonds and cash), investment            This broad diversification is              fundamentals such as stronger balance
styles (value and blend/core), regions       designed to maximize the probability          sheets and cash-flow growth.
(domestic and international) and market      that during any given period, the                                           (continued)
capitalizations (mid and large). These       portfolio will be exposed to market           =========================================
underlying funds include three bond          areas that perform well, while also
funds, which represent 65% of the            minimizing volatility by limiting               TOTAL NET ASSETS       $59.4 MILLION
portfolio, and six stock funds,              exposure to any area of the market that
                                             may be underperforming.

====================================================================================================================================

PORTFOLIO COMPOSITION
                                                                                               TARGET        % OF TOTAL NET ASSETS
ASSET CLASS                                            FUND                                  ALLOCATION          AS OF 6/30/05

Large Cap Value                                        AIM Large Cap Basic Value Fund            5.0%                 5.0%

Large Cap Growth                                       AIM Large Cap Growth Fund                 5.0                  5.0

Large Cap Blend                                        AIM Charter Fund                          5.0                  5.0

Mid Cap Blend                                          AIM Trimark Endeavor Fund                 5.0                  5.0

International/Global Blend                             AIM International Core Equity Fund        2.5                  2.5

Sector                                                 AIM Multi-Sector Fund                     2.5                  2.5

Intermediate Term Investment Grade                     AIM Total Return Bond Fund               25.0                 25.0

Short Term Investment Grade                            AIM Short Term Bond Fund                 25.0                 25.0

Short Term Investment Grade                            AIM Limited Maturity Treasury Fund       15.0                 15.0

Cash Equivalents Plus Other Assets Less Liabilities                                             10.0                 10.0


The Fund purchases Institutional Class shares of the underlying funds. Institutional class shares have no sales charge.
The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.
Figures for % of Total Net Assets closely match Target Allocations because annual rebalancing was performed near end of period.

====================================================================================================================================

AIM CONSERVATIVE ALLOCATION FUND


   Within the Fund's 25% allocation to       fund's price sensitivity to interest          THE VIEWS AND OPINIONS EXPRESSED IN
equity funds, four of the six equity         rate changes), but maintained a duration      MANAGEMENT'S DISCUSSION OF FUND
funds hampered Fund performance with         slightly shorter than the Lehman U.S.         PERFORMANCE ARE THOSE OF A I M ADVISORS,
negative results for the period.             Aggregate Bond Index, which reflects the      INC. THESE VIEWS AND OPINIONS ARE
However, AIM Trimark Endeavor Fund and       performance of investment-grade bonds.        SUBJECT TO CHANGE AT ANY TIME BASED ON
AIM Multi Sector Fund contributed            This defensive posture benefited fund         FACTORS SUCH AS MARKET AND ECONOMIC
positively.                                  performance in this environment. The          CONDITIONS. THESE VIEWS AND OPINIONS MAY
                                             fund's managers increased exposure to         NOT BE RELIED UPON AS INVESTMENT ADVICE
o AIM Trimark Endeavor Fund focuses on       government agency and mortgage-backed         OR RECOMMENDATIONS, OR AS AN OFFER FOR A
mid-cap stocks. This fund's management       securities, as they considered the            PARTICULAR SECURITY. THE INFORMATION IS
team seeks businesses that are               prices of investment-grade corporate          NOT A COMPLETE ANALYSIS OF EVERY ASPECT
attractively priced relative to their        bonds too high to allow room for further      OF ANY MARKET, COUNTRY, INDUSTRY,
prospective earnings and cash flows. AIM     capital appreciation.                         SECURITY OR THE FUND. STATEMENTS OF FACT
Trimark Endeavor Fund's positive results                                                   ARE FROM SOURCES CONSIDERED RELIABLE,
were driven by strong stock selection                                                      BUT A I M ADVISORS, INC. MAKES NO
and good performance by mid-cap stocks.         The fact that the Fund was able to         REPRESENTATION OR WARRANTY AS TO THEIR
On the whole, mid-cap stocks                 produce results better than those of the      COMPLETENESS OR ACCURACY. ALTHOUGH
outperformed both small-caps and             broad stock market demonstrates the           HISTORICAL PERFORMANCE IS NO GUARANTEE
large-caps during the period.                advantages of diversification.                OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             Fixed-income holdings buoyed results          HELP YOU UNDERSTAND OUR INVESTMENT
                                             during this period when the market for        MANAGEMENT PHILOSOPHY.
           The Fund's emphasis               equities was difficult. Equity market
            on fixed income                  gains in the period occurred primarily
         holdings ... enhanced               in a few select areas such as energy,            See important Fund and index
          performance during a               real estate and health care, while other         disclosures inside front cover.
           challenging market                sectors lagged. However, by holding
             for equities.                   funds that provided a broad spectrum of
                                             sectors, the Fund was able to capture
                                             results from high-performing sectors
o AIM Multi-Sector Fund's performance        while limiting exposure to those with                     GARY WENDLER, Senior
was driven primarily by the fund's           lower performance. During this period          [WENDLER   Vice President, is manager of
energy holdings, which benefited from        when mid-cap stocks generally                   PHOTO]    AIM Conservative Allocation
high oil prices during the period. This      outperformed large-caps, the Fund's                       Fund. He began his career in
fund's health care holdings also             mid-cap stock funds helped overcome its                   the investment industry in
participated in the strength of that         large-cap funds' poorer performance.          1986 and joined AIM in 1995. Mr. Wendler
sector and contributed favorably.                                                          holds a B.B.A. in finance from Texas A&M
                                             IN CLOSING                                    University.
   The market for fixed-income
securities during the reporting period       AIM Conservative Allocation Fund is
was more favorable than for equities.        intended for the investor with a
The Fund's 25% allocation to AIM Total       relatively low risk tolerance. To
Return Bond Fund made the largest            fulfill that requirement, your Fund was
contribution to portfolio return, and        designed to improve investors' chances
the other two fixed income funds, AIM        that during any given period, the
Short Term Bond Fund and AIM Limited         portfolio would include some market
Maturity Treasury Fund, also contributed     areas that would perform well, and limit
positively.                                  exposure to any market areas that might
                                             be underperforming. The percentage of
   AIM Total Return Bond Fund continued      the Fund's net assets invested in each
to be managed with a bias toward higher      of the underlying funds was set at
interest rates during the period. As the     target levels at inception to provide
second quarter of 2005 progressed, the       broad diversification across asset
fund's managers selectively lengthened       classes, investment styles, regions and
the fund's duration (a measure of a          market capitalizations.

                                             We remain committed to these strategies,
                                             and as always, we thank you for your
                                             continued investment in AIM Conservative
                                             Allocation Fund.

AIM CONSERVATIVE ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE


   Below you will find a presentation of your Fund's performance record for periods ended June 30,2005,the close of the six-month period covered by this report.

   Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

=========================================
AVERAGE ANNUAL TOTAL RETURNS                 RESULTS; CURRENT PERFORMANCE MAY BE           CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             LOWER OR HIGHER. PLEASE VISIT                 BEGINNING AT THE TIME OF PURCHASE TO 0%
As of 6/30/05,including applicable           AIMINVESTMENTS.COM FOR THE MOST RECENT        AT THE BEGINNING OF THE SEVENTH YEAR.
sales charges                                MONTH-END PERFORMANCE. PERFORMANCE            THE CDSC ON CLASS C SHARES IS 1% FOR THE
                                             FIGURES REFLECT REINVESTED                    FIRST YEAR AFTER PURCHASE. CLASS R
CLASS A SHARES                               DISTRIBUTIONS, CHANGES IN NET ASSET           SHARES DO NOT HAVE A FRONT-END SALES
Inception (4/30/04)          -0.48%          VALUE AND THE EFFECT OF THE MAXIMUM           CHARGE; RETURNS SHOWN ARE AT NET ASSET
  1 Year                     -1.59           SALES CHARGE UNLESS OTHERWISE STATED.         VALUE AND DO NOT REFLECT A 0.75% CDSC
                                             INVESTMENT RETURN AND PRINCIPAL VALUE         THAT MAY BE IMPOSED ON A TOTAL
CLASS B SHARES                               WILL FLUCTUATE SO THAT YOU MAY HAVE A         REDEMPTION OF RETIREMENT PLAN ASSETS
Inception (4/30/04)           0.25           GAIN OR LOSS WHEN YOU SELL SHARES.            WITHIN THE FIRST YEAR.
  1 Year                     -1.54
                                                CLASS A SHARE PERFORMANCE REFLECTS            THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                               THE MAXIMUM 5.50% SALES CHARGE, AND           CLASSES WILL DIFFER DUE TO DIFFERENT
Inception (4/30/04)           3.67           CLASS B AND CLASS C SHARE PERFORMANCE         SALES CHARGE STRUCTURES AND CLASS
  1 Year                      2.46           REFLECTS THE APPLICABLE CONTINGENT            EXPENSES.
                                             DEFERRED SALES CHARGE (CDSC) FOR THE
CLASS R SHARES                               PERIOD INVOLVED. THE                             HAD THE ADVISOR NOT WAIVED FEES
Inception (4/30/04)           4.14                                                         AND/OR REIMBURSED EXPENSES, PERFORMANCE
  1 Year                      3.92                                                         WOULD HAVE BEEN LOWER.
=========================================


THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE



Continued from inside front cover

OTHER INFORMATION                            shareholders. For the first and third         A description of the policies and
                                             quarters, the Fund files the lists with       procedures that the Fund uses to
o The returns shown in management's          the Securities and Exchange Commission        determine how to vote proxies relating
discussion of Fund performance are based     (SEC) on Form N-Q. The most recent list       to portfolio securities is available
on net asset values calculated for           of portfolio holdings is available at         without charge, upon request,from our
shareholder transactions. Generally          AIMinvestments.com. From our home             Client Services department at
accepted accounting principles require       page, click on Products & Performance,        800-959-4246 or on the AIM Web
adjustments to be made to the net assets     then Mutual Funds, then Fund Overview.        site, AIMinvestments.com. On the home
of the Fund at period end for financial      Select your Fund from the drop-down menu      page, scroll down and click on AIM Funds
reporting purposes, and as such, the net     and click on Complete Quarterly               Proxy Policy. The information is also
asset values for shareholder                 Holdings. Shareholders can also look up       available on the SEC Web site, sec.gov.
transactions and the returns based on        the Fund's Forms N-Q on the SEC's Web
those net asset values may differ from       site at sec.gov. And copies of the            Information regarding how the Fund voted
the net asset values and returns             Fund's Forms N-Q may be reviewed and          proxies related to its portfolio
reported in the Financial Highlights.        copied at the SEC's Public Reference          securities during the 12 months ended
                                             Room at 450 Fifth                             June 30, 2005, is available at our Web
The Fund provides a complete list of its     Street, N.W., Washington, D.C. 20549-0102.    site. Go to AIMinvestments.com, access
holdings four times in each fiscal           You can obtain information on the             the About Us tab, click on Required
year, at the quarter-ends. For the second    operation of the Public Reference Room,       Notices and then click on Proxy Voting
and fourth quarters, the lists appear in     including information about duplicating       Activity. Next, select the Fund from the
the Fund's semiannual and annual reports     fee charges, by calling 1-202-942-8090 or     drop-down menu. The information is also
to                                           1-800-732-0330,or by electronic request       available on the SEC Web site, sec.gov.
                                             at the following e-mail address:
                                             publicinfo@sec.gov. The SEC file numbers
                                             for the Fund are 811-2699 and 2-57526.

AIM CONSERVATIVE ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      expenses that you paid over the period.          The hypothetical account values and
two types of costs: (1) transaction          Simply divide your account value by           expenses may not be used to estimate the
costs, which may include sales charges       $1,000 (for example, an $8,600 account        actual ending account balance or
(loads) on purchase payments; contingent     value divided by $1,000 = 8.6), then          expenses you paid for the period. You
deferred sales charges on redemptions;       multiply the result by the number in the      may use this information to compare the
and redemption fees, if any; and (2)         table under the heading entitled "Actual      ongoing costs of investing in the Fund
ongoing costs, including management          Expenses Paid During Period" to estimate      and other funds. To do so, compare this
fees; distribution and/or service fees       the expenses you paid on your account         5% hypothetical example with the 5%
(12b-1); and other Fund expenses. This       during this period.                           hypothetical examples that appear in the
example is intended to help you                                                            shareholder reports of the other funds.
understand your ongoing costs (in
dollars) of investing in the Fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
compare these costs with ongoing costs       PURPOSES                                      in the table are meant to highlight your
of investing in other mutual funds. The                                                    ongoing costs only and do not reflect
example is based on an investment of         The table below also provides                 any transactional costs, such as sales
$1,000 invested at the beginning of the      information about hypothetical account        charges (loads) on purchase payments,
period and held for the entire period        values and hypothetical expenses based        contingent deferred sales charges on
January 1, 2005, through June 30, 2005.      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
                                             an assumed rate of return of 5% per year      any. Therefore, the hypothetical
ACTUAL EXPENSES                              before expenses, which is not the Fund's      information is useful in comparing
                                             actual return. The Fund's actual              ongoing costs only, and will not help
The table below provides information         cumulative total returns at net asset         you determine the relative total costs
about actual account values and actual       value after expenses for the six months       of owning different funds. In addition,
expenses. You may use the information in     ended June 30, 2005, appear in the table      if these transactional costs were
this table, together with the amount you     "Fund vs. Indexes" on page 3.                 included, your costs would have been
invested, to estimate the                                                                  higher.

====================================================================================================================================

                                                    ACTUAL                                    HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

           BEGINNING ACCOUNT        ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                EXPENSES
SHARE            VALUE                  VALUE                 PAID DURING           VALUE                   PAID DURING
CLASS          (1/1/05)               (6/30/05)(1)           PERIOD(2),(3)        (6/30/05)                PERIOD(2),(4)

A              $1,000.00              $1,009.70                  $2.74            $1,022.07                    $2.76
B               1,000.00               1,006.80                   5.97             1,018.84                     6.01
C               1,000.00               1,006.80                   5.97             1,018.84                     6.01
R               1,000.00               1,007.80                   3.48             1,021.32                     3.51

(1)The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
   2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2)Expenses are equal to the Fund's annualized expense ratio (0.55%, 1.20%, 1.20% and 0.70% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12b-1 plan fees for Class A shares to
   0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.45% for the Class A shares.

(3)The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $2.24 for the Class A shares.

(4)The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $2.26 for the Class A shares.

====================================================================================================================================


                                                                                      [ARROW
                                                                                      BUTTON              For More Information Visit
                                                                                      IMAGE]               AIMINVESTMENTS.COM


AIM CONSERVATIVE ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          services to be provided by AIM under the      nature of this fee waiver/expense
Series (the "Board") oversees the            Advisory Agreement was appropriate and        limitation and noted that it remains in
management of AIM Conservative               that AIM currently is providing services      effect through December 31, 2005. The
Allocation Fund (the "Fund") and, as         in accordance with the terms of the           Board considered the effect this fee
required by law, determines annually         Advisory Agreement.                           waiver/expense limitation would have on
whether to approve the continuance of                                                      the Fund's estimated expenses and
the Fund's advisory agreement with A I M     o The quality of services to be provided      concluded that the levels of fee
Advisors, Inc. ("AIM"). Based upon the       by AIM. The Board reviewed the                waivers/expense limitations for the Fund
recommendation of the Investments            credentials and experience of the             were fair and reasonable.
Committee of the Board, which is             officers and employees of AIM who will
comprised solely of independent              provide investment advisory services to       o Breakpoints and economies of scale.
trustees, at a meeting held on June 30,      the Fund. In reviewing the                    The Board noted that AIM does not charge
2005, the Board, including all of the        qualifications of AIM to provide              the Fund any advisory fees pursuant to
independent trustees, approved the           investment advisory services, the Board       the Advisory Agreement, although the
continuance of the advisory agreement        reviewed the qualifications of AIM's          underlying funds in which the Fund
(the "Advisory Agreement") between the       investment personnel and considered such      invests pay AIM advisory fees.
Fund and AIM for another year, effective     issues as AIM's portfolio and product
July 1, 2005.                                review process, various back office           o Investments in affiliated money market
                                             support functions provided by AIM and         funds. Not applicable because the Fund
   The Board considered the factors          AIM's equity and fixed income trading         does not invest in affiliated money
discussed below in evaluating the            operations. Based on the review of these      market funds.
fairness and reasonableness of the           and other factors, the Board concluded
Advisory Agreement at the meeting on         that the quality of services to be            o Independent written evaluation and
June 30, 2005 and as part of the Board's     provided by AIM was appropriate and that      recommendations of the Fund's Senior
ongoing oversight of the Fund. In their      AIM currently is providing satisfactory       Officer. The Board noted that, upon
deliberations, the Board and the             services in accordance with the terms of      their direction, the Senior Officer of
independent trustees did not identify        the Advisory Agreement.                       the Fund had prepared an independent
any particular factor that was                                                             written evaluation in order to assist
controlling, and each trustee attributed     o The performance of the Fund relative to     the Board in determining the
different weights to the various             comparable funds. Not applicable because      reasonableness of the proposed
factors.                                     the Fund has recently commenced               management fees of the AIM Funds,
                                             operations.                                   including the Fund. The Board noted that
   One of the responsibilities of the                                                      the Senior Officer's written evaluation
Senior Officer of the Fund, who is           o The performance of the Fund relative        had been relied upon by the Board in
independent of AIM and AIM's affiliates,     to indices. Not applicable because the        this regard in lieu of a competitive
is to manage the process by which the        Fund has recently commenced operations.       bidding process. In determining whether
Fund's proposed management fees are                                                        to continue the Advisory Agreement for
negotiated to ensure that they are           o Meeting with the Fund's portfolio           the Fund, the Board considered the
negotiated in a manner which is at arm's     managers and investment personnel. With       Senior Officer's written evaluation and
length and reasonable. To that end, the      respect to the Fund, the Board is             the recommendation made by the Senior
Senior Officer must either supervise a       meeting periodically with such Fund's         Officer to the Board that the Board
competitive bidding process or prepare       portfolio managers and/or other               consider implementing a process to
an independent written evaluation. The       investment personnel and believes that        assist them in more closely monitoring
Senior Officer has recommended an            such individuals are competent and able       the performance of the AIM Funds. The
independent written evaluation in lieu       to continue to carry out their                Board concluded that it would be
of a competitive bidding process and,        responsibilities under the Advisory           advisable to implement such a process as
upon the direction of the Board, has         Agreement.                                    soon as reasonably practicable.
prepared such an independent written
evaluation. Such written evaluation also     o Overall performance of AIM. The Board       o Profitability of AIM and its
considered certain of the factors            considered the overall performance of         affiliates. The Board noted that AIM
discussed below. In addition, as             AIM in providing investment advisory and      does not charge the Fund any advisory
discussed below, the Senior Officer made     portfolio administrative services to the      fees pursuant to the Advisory Agreement,
certain recommendations to the Board in      Fund and concluded that such performance      although the underlying funds in which
connection with such written evaluation.     was satisfactory.                             the Fund invests pay AIM advisory fees.

   The discussion below serves as a          o Fees relative to those of clients of        o Benefits of soft dollars to AIM. The
summary of the Senior Officer's              AIM with comparable investment                Board considered the benefits realized
independent written evaluation and           strategies. The Board noted that AIM          by AIM as a result of brokerage
recommendations to the Board in              does not charge the Fund any advisory         transactions executed through "soft
connection therewith, as well as a           fees pursuant to the Advisory Agreement,      dollar" arrangements. Under these
discussion of the material factors and       although the underlying funds in which        arrangements, brokerage commissions paid
the conclusions with respect thereto         the Fund invests pay AIM advisory fees.       by the Fund and/or other funds advised
that formed the basis for the Board's                                                      by AIM are used to pay for research and
approval of the Advisory Agreement.          o Fees relative to those of comparable        execution services. This research is
After consideration of all of the            funds with other advisors. The Board          used by AIM in making investment
factors below and based on its informed      noted that AIM does not charge the Fund       decisions for the Fund. The Board
business judgment, the Board determined      any advisory fees pursuant to the             concluded that such arrangements were
that the Advisory Agreement is in the        Advisory Agreement, although the              appropriate.
best interests of the Fund and its           underlying funds in which the Fund
shareholders and that the compensation       invests pay AIM advisory fees.                o AIM's financial soundness in light of
to AIM under the Advisory Agreement is                                                     the Fund's needs. The Board considered
fair and reasonable and would have been      o Expense limitations and fee waivers.        whether AIM is financially sound and has
obtained through arm's length                The Board noted that AIM has                  the resources necessary to perform its
negotiations.                                contractually agreed to waive fees            obligations under the Advisory
                                             and/or limit expenses of the Fund             Agreement, and concluded that AIM has
o The nature and extent of the advisory      through December 31, 2005 in an amount        the financial resources necessary to
services to be provided by AIM. The          necessary to limit other expenses to a        fulfill its obligations under the
Board reviewed the services to be            specified percentage of average daily         Advisory Agreement.
provided by AIM under the Advisory           net assets for each class of the Fund.
Agreement. Based on such review, the         The Board considered the contractual
Board concluded that the range of


                                                                     (continued)

AIM CONSERVATIVE ALLOCATION FUND


o Historical relationship between the
Fund and AIM. In determining whether to
continue the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to maintain the
current relationship, in part, because
of such knowledge. The Board also
reviewed the general nature of the
non-investment advisory services
currently performed by AIM and its
affiliates, such as administrative,
transfer agency and distribution
services, and the fees received by AIM
and its affiliates for performing such
services. In addition to reviewing such
services, the trustees also considered
the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to continue to provide
non-investment advisory services to the
Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In
determining whether to continue the
Advisory Agreement for the Fund, the
Board considered the fact that AIM,
along with others in the mutual fund
industry, is subject to regulatory
inquiries and litigation related to a
wide range of issues. The Board also
considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory
Agreement for the Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05

AIM CONSERVATIVE ALLOCATION FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                    NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (4/30/04)               4.80%      THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     1 Year                            4.57       REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  6 Months*                         1.26       ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      *Cumulative total return that has not        SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans         been annualized                              OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  ========================================     FULL REPORT FOR INFORMATION ON
                                                                                          COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     YOUR FUND PROSPECTUS FOR MORE
                                             CHARGE; THEREFORE, PERFORMANCE IS AT         INFORMATION. FOR THE MOST CURRENT
                                             NAV. INSTITUTIONAL CLASS SHARES WOULD        MONTH-END PERFORMANCE, PLEASE CALL
                                             HAVE HAD DIFFERENT RETURNS DUE TO            800-451-4246 OR VISIT
                                             DIFFERENCES IN THE EXPENSE STRUCTURE         AIMinvestments.com.
                                             OF THE INSTITUTIONAL CLASS.
                                                                                             HAD THE ADVISOR NOT WAIVED FEES AND/
                                                                                          OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

========================================
FUND NASDAQ SYMBOL

AIM Conservative Allocation Fund   ACNIX
========================================

                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com       CAL-INS-2              YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      divide your account value by $1,000 (for         The hypothetical account values and
ongoing costs, including management fees     example, an $8,600 account value divided      expenses may not be used to estimate the
and other Fund expenses. This example is     by $1,000 = 8.6), then multiply the           actual ending account balance or
intended to help you understand your         result by the number in the table under       expenses you paid for the period. You
ongoing costs (in dollars) of investing      the heading entitled "Actual Expenses         may use this information to compare the
in the Fund and to compare these costs       Paid During Period" to estimate the           ongoing costs of investing in the Fund
with ongoing costs of investing in other     expenses you paid on your account during      and other funds. To do so, compare this
mutual funds. The example is based on an     this period.                                  5% hypothetical example with the 5%
investment of $1,000 invested at the                                                       hypothetical examples that appear in the
beginning of the period and held for the     HYPOTHETICAL EXAMPLE FOR COMPARISON           shareholder reports of the other funds.
entire period January 1, 2005, through       PURPOSES
June 30, 2005.                                                                                Please note that the expenses shown
                                             The table below also provides                 in the table are meant to highlight your
ACTUAL EXPENSES                              information about hypothetical account        ongoing costs only. Therefore, the
                                             values and hypothetical expenses based        hypothetical information is useful in
The table below provides information         on the Fund's actual expense ratio and        comparing ongoing costs only, and will
about actual account values and actual       an assumed rate of return of 5% per year      not help you determine the relative
expenses. You may use the information in     before expenses, which is not the Fund's      total costs of owning different funds.
this table, together with the amount you     actual return. The Fund's actual
invested, to estimate the expenses that      cumulative total return after expenses
you paid over the period. Simply             for the six months ended June 30, 2005,
                                             appears in the table on the front of
                                             this supplement.

====================================================================================================================================

                                                       ACTUAL                                      HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT               EXPENSES
     SHARE            VALUE                 VALUE              PAID DURING                VALUE                  PAID DURING
     CLASS          (1/1/05)             (6/30/05)(1)           PERIOD(2)               (6/30/05)                 PERIOD(2)
 Institutional      $1,000.00             $1,012.60                $1.00                $1,023.80                   $1.00

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.20% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com         CAL-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)

                                                     MARKET
                                       SHARES         VALUE
--------------------------------------------------------------
MUTUAL FUNDS-90.04%(A)

AIM Charter Fund-Institutional
  Class-4.97%                            227,174   $ 2,955,531
--------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional Class-2.49%         131,396     1,480,827
--------------------------------------------------------------
AIM Large Cap Basic Value
  Fund-Institutional Class-4.99%(b)      219,116     2,966,836
--------------------------------------------------------------
AIM Large Cap Growth
  Fund-Institutional Class-5.01%(b)      300,893     2,975,834
--------------------------------------------------------------
AIM Limited Maturity Treasury
  Fund-Institutional Class-15.01%        878,873     8,920,562
--------------------------------------------------------------
AIM Multi-Sector Fund-Institutional
  Class-2.50%                             64,835     1,484,080
--------------------------------------------------------------
AIM Short Term Bond
  Fund-Institutional Class-25.01%      1,490,760    14,862,877
--------------------------------------------------------------
AIM Total Return Bond
  Fund-Institutional Class-25.02%      1,405,077    14,865,716
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
--------------------------------------------------------------
AIM Trimark Endeavor
  Fund-Institutional Class-5.04%(b)      235,647   $ 2,992,728
==============================================================
    Total Mutual Funds (Cost
      $52,737,066)                                  53,504,991
==============================================================

                                         PAR
                                        (000)
REPURCHASE AGREEMENTS-9.98%

State Street Bank & Trust 2.68%,
  07/01/05 (Cost $5,931,464)(c)      $     5,931     5,931,464
==============================================================
TOTAL INVESTMENTS-100.02% (Cost
  $58,668,530)                                      59,436,455
==============================================================
OTHER ASSETS LESS
  LIABILITIES-(0.02%)                                  (12,110)
==============================================================
NET ASSETS-100.00%                                 $59,424,345
______________________________________________________________
==============================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 3.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) Repurchase agreement entered into 06/30/05 with a maturing value of $5,931,906. Collateralized by $6,145,000 U.S. Government obligations, 3.13% due 12/15/07 with a market value at 06/30/05 of $6,050,263.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments in affiliated underlying funds,
  at market value (cost $52,737,066)            $53,504,991
-----------------------------------------------------------
Repurchase agreements (cost $5,931,464)           5,931,464
===========================================================
    Total investments (cost $58,668,530)         59,436,455
===========================================================
Receivables for:
  Investments sold                                    3,830
-----------------------------------------------------------
  Fund shares sold                                   59,487
-----------------------------------------------------------
  Interest                                              442
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,641
-----------------------------------------------------------
Other assets                                         43,465
===========================================================
    Total assets                                 59,546,320
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              25,453
-----------------------------------------------------------
  Fund shares reacquired                             64,184
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             2,801
-----------------------------------------------------------
Accrued distribution fees                            17,036
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              111
-----------------------------------------------------------
Accrued transfer agent fees                           6,949
-----------------------------------------------------------
Accrued operating expenses                            5,441
===========================================================
    Total liabilities                               121,975
===========================================================
Net assets applicable to shares outstanding     $59,424,345
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $57,928,898
-----------------------------------------------------------
Undistributed net investment income                 363,485
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             364,037
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        767,925
===========================================================
                                                $59,424,345
===========================================================

NET ASSETS:

Class A                                         $28,327,785
___________________________________________________________
===========================================================
Class B                                         $16,708,414
___________________________________________________________
===========================================================
Class C                                         $11,424,252
___________________________________________________________
===========================================================
Class R                                         $ 2,858,311
___________________________________________________________
===========================================================
Institutional Class                             $   105,583
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,718,414
___________________________________________________________
===========================================================
Class B                                           1,613,670
___________________________________________________________
===========================================================
Class C                                           1,103,798
___________________________________________________________
===========================================================
Class R                                             274,977
___________________________________________________________
===========================================================
Institutional Class                                  10,108
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.42
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.42 divided by
      94.50%)                                   $     11.03
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.35
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.39
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.45
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $ 515,301
-----------------------------------------------------------------------
Interest                                                         64,102
=======================================================================
    Total investment income                                     579,403
=======================================================================

EXPENSES:

Administrative services fees                                     24,795
-----------------------------------------------------------------------
Custodian fees                                                    4,197
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                        42,098
-----------------------------------------------------------------------
  Class B                                                        67,426
-----------------------------------------------------------------------
  Class C                                                        47,623
-----------------------------------------------------------------------
  Class R                                                         7,094
-----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                         38,814
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         7,028
-----------------------------------------------------------------------
Registration and filing fees                                     61,415
-----------------------------------------------------------------------
Professional services fees                                       25,291
-----------------------------------------------------------------------
Other                                                            20,381
=======================================================================
    Total expenses                                              346,162
=======================================================================
Less: Expenses reimbursed and expense offset arrangement       (131,763)
=======================================================================
    Net expenses                                                214,399
=======================================================================
Net investment income                                           365,004
=======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from affiliated underlying funds              310,418
=======================================================================
Change in net unrealized appreciation (depreciation) of
  affiliated underlying funds                                  (107,971)
=======================================================================
Net gain from affiliated underlying funds                       202,447
=======================================================================
Net increase in net assets resulting from operations          $ 567,451
_______________________________________________________________________
=======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2005            2004
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds      $   365,004    $   199,269
-----------------------------------------------------------------------------------------
  Net realized gain from underlying funds and capital gain
    distributions of affiliated underlying funds                  310,418        198,462
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    affiliated underlying funds                                  (107,971)       875,896
=========================================================================================
    Net increase in net assets resulting from operations          567,451      1,273,627
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --       (183,596)
-----------------------------------------------------------------------------------------
  Class B                                                              --        (76,559)
-----------------------------------------------------------------------------------------
  Class C                                                              --        (85,197)
-----------------------------------------------------------------------------------------
  Class R                                                              --        (14,664)
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --         (1,076)
=========================================================================================
    Total distributions from net investment income                     --       (361,092)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                              --         (5,147)
-----------------------------------------------------------------------------------------
  Class B                                                              --         (2,734)
-----------------------------------------------------------------------------------------
  Class C                                                              --         (3,043)
-----------------------------------------------------------------------------------------
  Class R                                                              --           (432)
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --            (27)
=========================================================================================
    Total distributions from net realized gains                        --        (11,383)
=========================================================================================
    Decrease in net assets resulting from distributions                --       (372,475)
=========================================================================================
Share transactions-net:
  Class A                                                       7,903,787     19,747,738
-----------------------------------------------------------------------------------------
  Class B                                                       6,126,979     10,218,111
-----------------------------------------------------------------------------------------
  Class C                                                        (409,248)    11,486,975
-----------------------------------------------------------------------------------------
  Class R                                                       1,235,930      1,544,357
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --        101,113
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              14,857,448     43,098,294
=========================================================================================
    Net increase in net assets                                 15,424,899     43,999,446
=========================================================================================

NET ASSETS:

  Beginning of period                                          43,999,446             --
=========================================================================================
  End of period (including undistributed net investment
    income (loss) of $363,485 and $(1,519), respectively)     $59,424,345    $43,999,446
_________________________________________________________________________________________
=========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Conservative Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.20% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the limit stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2005, AIM reimbursed expenses of $130,023.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,070.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $38,814 for Class A, Class B, Class C and Class R share classes and $0 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $42,098, $67,426, $47,623 and $7,094, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $48,437 in front-end sales commissions from the sale of Class A shares and $2, $10,776, $1,707 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the six months ended June 30, 2005.

                                                                         CHANGE IN
                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
AIM Charter
  Fund-
  Institutional
  Class           $ 2,288,956      $ 1,284,689       $   (598,934)       $ (50,327)       $ 2,955,531     $     --      $ 31,147
----------------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Core Equity
  Fund-
  Institutional
  Class             1,211,075          642,345           (344,722)         (69,140)         1,480,827           --        41,269
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Basic Value
  Fund-
  Institutional
  Class             2,333,821        1,284,688           (665,305)         (42,782)         2,966,836           --        56,414
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Growth Fund-
  Institutional
  Class             2,321,950        1,284,688           (631,274)         (41,067)         2,975,834           --        41,537
----------------------------------------------------------------------------------------------------------------------------------
AIM Limited
  Maturity
  Fund-
  Institutional
  Class             6,415,786        4,141,282         (1,606,590)         (16,719)         8,920,562       93,060       (13,197)
----------------------------------------------------------------------------------------------------------------------------------
AIM
  Multi-Sector
  Fund-
  Institutional
  Class             1,191,575          642,344           (427,944)          24,056          1,484,080           --        54,049
----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term
  Bond Fund-
  Institutional
  Class            10,744,498        6,825,857         (2,693,459)          (4,283)        14,862,877      203,628        (9,736)
----------------------------------------------------------------------------------------------------------------------------------
AIM Total
  Return Bond
  Fund-
  Institutional
  Class            10,845,845        6,642,058         (2,779,640)         133,642         14,865,716      218,613        23,811
----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark
  Endeavor
  Fund-
  Institutional
  Class             2,379,953        1,284,688           (715,686)         (41,351)         2,992,728           --        85,124
==================================================================================================================================
  Total           $39,733,459      $24,032,639       $(10,463,554)       $(107,971)       $53,504,991     $515,301      $310,418
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in a reduction of the Fund's total expenses of $670.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,040 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended June 30, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2005 was $24,032,639 and $10,463,554, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $859,528
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (92,264)
==============================================================================
Net unrealized appreciation of investment securities                $767,264
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $58,669,191.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               APRIL 30, 2004
                                                                                              (DATE OPERATIONS
                                                                  SIX MONTHS ENDED             COMMENCED) TO
                                                                   JUNE 30, 2005             DECEMBER 31, 2004
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,525,519    $15,720,789    2,129,826    $21,567,020
------------------------------------------------------------------------------------------------------------------
  Class B                                                       813,224      8,331,611    1,120,422     11,295,205
------------------------------------------------------------------------------------------------------------------
  Class C                                                       523,380      5,362,420    1,195,865     12,024,756
------------------------------------------------------------------------------------------------------------------
  Class R                                                       292,612      2,998,971      166,330      1,674,671
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --       10,001        100,010
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --             --       17,350        178,529
------------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --        6,647         68,130
------------------------------------------------------------------------------------------------------------------
  Class C                                                            --             --        8,491         87,033
------------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --        1,468         15,096
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --          107          1,103
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        25,952        268,546       32,087        329,905
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (26,099)      (268,546)     (32,212)      (329,905)
==================================================================================================================
Reacquired:
  Class A                                                      (783,742)    (8,085,548)    (228,578)    (2,327,716)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (188,376)    (1,936,086)     (79,936)      (815,319)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (562,728)    (5,771,668)     (61,210)      (624,814)
------------------------------------------------------------------------------------------------------------------
  Class R                                                      (171,327)    (1,763,041)     (14,106)      (145,410)
==================================================================================================================
                                                              1,448,415    $14,857,448    4,272,552    $43,098,294
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.32             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08                0.06
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.02                0.36
===============================================================================================
    Total from investment operations                              0.10                0.42
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.10)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.10)
===============================================================================================
Net asset value, end of period                                 $ 10.42             $ 10.32
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   0.97%               4.19%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $28,328             $20,124
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.55%(b)            0.55%(c)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.08%(b)            1.41%(c)
===============================================================================================
Estimated underlying fund expenses(d)                             0.63%               0.63%
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to average net assets              1.77%(b)            1.74%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          23%                  9%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $24,255,323.
(c)  Annualized.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)  Not annualized for periods of less than one year.

                                                                           CLASS B
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.28             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05                0.04
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.02                0.32
===============================================================================================
    Total from investment operations                              0.07                0.36
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.08)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.08)
===============================================================================================
Net asset value, end of period                                 $ 10.35             $ 10.28
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   0.68%               3.59%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $16,708             $10,436
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.20%(b)            1.20%(c)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.73%(b)            2.06%(c)
===============================================================================================
Estimated underlying fund expenses(d)                             0.63%               0.63%
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to average net assets              1.12%(b)            1.09%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          23%                  9%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $13,596,980.
(c)  Annualized.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)  Not annualized for periods of less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.28             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05                0.04
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.02                0.32
===============================================================================================
    Total from investment operations                              0.07                0.36
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.08)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.08)
===============================================================================================
Net asset value, end of period                                 $ 10.35             $ 10.28
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   0.68%               3.59%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,424             $11,751
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.20%(b)            1.20%(c)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.73%(b)            2.06%(c)
===============================================================================================
Estimated underlying fund expenses(d)                             0.63%               0.63%
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to average net assets              1.12%(b)            1.09%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          23%                  9%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $9,603,566.
(c)  Annualized.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)  Not annualized for periods of less than one year.

                                                                           CLASS R
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.31              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08                0.06
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.00)               0.34
===============================================================================================
    Total from investment operations                              0.08                0.40
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.09)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.09)
===============================================================================================
Net asset value, end of period                                  $10.39              $10.31
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   0.78%               4.05%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,858              $1,584
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.70%(b)            0.70%(c)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.23%(b)            1.56%(c)
===============================================================================================
Estimated underlying fund expenses(d)                             0.63%               0.63%
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to average net assets              1.62%(b)            1.59%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          23%                  9%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,860,850.
(c)  Annualized.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)  Not annualized for periods of less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.32              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.11                0.14
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.02                0.29
===============================================================================================
    Total from investment operations                              0.13                0.43
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.11)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.11)
===============================================================================================
Net asset value, end of period                                  $10.45              $10.32
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   1.26%               4.31%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  106              $  104
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.20%(b)            0.20%(c)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  0.57%(b)            0.96%(c)
===============================================================================================
Estimated underlying fund expenses(d)                             0.63%               0.63%
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to average net assets              2.12%(b)            2.09%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          23%                  9%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $104,319.
(c)  Annualized.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)  Not annualized for periods of less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code ss. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

     DOMESTIC EQUITY                                INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                                                    TAX-FREE
AIM Opportunities I Fund                                 SECTOR EQUITY
AIM Opportunities II Fund                                                                  AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                   AIM Advantage Health Sciences Fund(1)         AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Energy Fund(1)                            AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                    AIM Financial Services Fund(1)                AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Health Care Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)                 AIM Global Real Estate Fund
AIM Small Cap Growth Fund(4)                 AIM Gold & Precious Metals Fund(1)                  AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)             AIM Leisure Fund(1)
AIM Trimark Endeavor Fund                    AIM Multi-Sector Fund(1)                      AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Real Estate Fund(7)                       AIM Growth Allocation Fund(9)
AIM Weingarten Fund                          AIM Technology Fund(1)                        AIM Moderate Allocation Fund
                                             AIM Utilities Fund(1)                         AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                           AIM Moderately Conservative Allocation
                                                                                               Fund
                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                             THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                 CAL-SAR-1             A I M Distributors,Inc.



                           [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore    Cash               [AIM INVESTMENTS LOGO]
Funds    Products                 Savings   Managed      Products    Management        --Registered Trademark--
                                  Plans     Accounts
-------------------------------------------------------------------------------

                                                          AIM GLOBAL EQUITY FUND
                                Semiannual Report to Shareholders o June 30,2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM GLOBAL EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.


ABOUT SHARE CLASSES                          reflect sales charges. Performance of an     The Fund provides a complete list of its
                                             index of funds reflects fund expenses;       holdings four times in each fiscal
o Class B shares are not available as an     performance of a market index does not.      year, at the quarter-ends. For the second
investment for retirement plans                                                           and fourth quarters, the lists appear in
maintained pursuant to Section 401 of the    OTHER INFORMATION                            the Fund's semiannual and annual reports
Internal Revenue Code, including 401(k)                                                   to shareholders. For the first and third
plans, money purchase pension plans and      o The returns shown in management's          quarters, the Fund files the lists with
profit sharing plans. Plans that have        discussion of Fund performance are based     the Securities and Exchange Commission
existing accounts invested in Class B        on net asset values calculated for           (SEC) on Form N-Q. The most recent list
shares will continue to be allowed to        shareholder transactions. Generally          of portfolio holdings is available at
make additional purchases.                   accepted accounting principles require       AIMinvestments.com. From our home
                                             adjustments to be made to the net assets     page, click on Products & Performance,
PRINCIPAL RISKS OF INVESTING IN THE FUND     of the Fund at period end for financial      then Mutual Funds, then Fund Overview.
                                             reporting purposes, and as such, the net     Select your Fund from the drop-down menu
o International investing presents           asset values for shareholder transactions    and click on Complete Quarterly Holdings.
certain risks not associated with            and the returns based on those net asset     Shareholders can also look up the Fund's
investing solely in the United States.       values may differ from the net asset         Forms N-Q on the SEC's Web site at
These include risks relating to              values and returns reported in the           sec.gov. And copies of the Fund's Forms
fluctuations in the value of the U.S.        Financial Highlights.                        N-Q may be reviewed and copied at the
dollar relative to the values of other                                                    SEC's Public Reference Room at 450 Fifth
currencies, the custody arrangements made    o Industry classifications used in this      Street, N.W., Washington,D.C. 20549-0102.
for the Fund's foreign holdings,             report are generally according to the        You can obtain information on the
differences in accounting, political         Global Industry Classification Standard,     operation of the Public Reference
risks and the lesser degree of public        which was developed by and is the            Room, including information about
information required to be provided by       exclusive property and a service mark of     duplicating fee charges, by calling
non-U.S. companies.                          Morgan Stanley Capital International Inc.    1-202-942-8090 or 1-800-732-0330,or by
                                             and Standard & Poor's.                       electronic request at the following
ABOUT INDEXES USED IN THIS REPORT                                                         e-mail address: publicinfo@sec.gov. The
                                                                                          SEC file numbers for the Fund are
o The unmanaged MSCI World Index is a                                                     811-2699 and 2-57526.
group of global securities tracked by
Morgan Stanley Capital International.                                                     A description of the policies and
                                                                                          procedures that the Fund uses to
o The unmanaged Lipper Global Multi-Cap                                                   determine how to vote proxies relating to
Core Fund Index represents an average of                                                  portfolio securities is available without
the performance of the 10 largest global                                                  charge, upon request, from our Client
multi-capitalization core funds tracked                                                   Services department at 800-959-4246 or on
by Lipper, Inc., an independent mutual                                                    the AIM Web site, AIMinvestments.com. On
fund performance monitor.                                                                 the home page, scroll down and click on
                                                                                          AIM Funds Proxy Policy. The information
o The Fund is not managed to track the                                                    is also available on the SEC Web
performance of any particular index,                                                      site, sec.gov.
including the indexes defined here, and
consequently, the performance of the Fund                                                 Information regarding how the Fund voted
may deviate significantly from the                                                        proxies related to its portfolio
performance of the indexes.                                                               securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
o A direct investment cannot be made in                                                   site. Go to AIMinvestments.com, access the
an index. Unless otherwise indicated,                                                     About Us tab, click on Required Notices
index results include reinvested                                                          and then click on Proxy Voting Activity.
dividends, and they do not                                                                Next, select the Fund from the drop-down
                                                                                          menu. The information is also available
                                                                                          on the SEC Web site, sec.gov.

                                                                                          =========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    GTNDX

                                                                                          Class B Shares                    GNDBX

                                                                                          Class C Shares                    GNDCX

======================================================================================    =========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

======================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM GLOBAL EQUITY FUND


                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
                    Bruce Crockett, the independent Chair of the Board of
      [GRAHAM       Trustees of the AIM Funds. We first introduced you to Mr.
       PHOTO]       Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
                    October.

                       Mr. Crockett has expressed an interest in keeping
  ROBERT H. GRAHAM  shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
                    manage the assets in your Fund. A discussion of the factors
    [WILLIAMSON     the Board considered in reviewing the agreement is the
       PHOTO]       second new element in the report, and we encourage you to
                    read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month MARK H. WILLIAMSON reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM            /S/ MARK H. WILLIAMSON

                    Robert H. Graham                Mark H. Williamson
                    President & Vice Chair,         Chairman & President,
                     AIM Funds                       A I M Advisors, Inc.

                    August 10, 2005


AIM Investments is a registered service mark of A I M Management Group Inc.
A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL EQUITY FUND

                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
     [CROCKETT      (AIM) that save shareholders approximately $20.8 million
       PHOTO]       annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of
 BRUCE L. CROCKETT  those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    August 10, 2005

AIM GLOBAL EQUITY FUND


MANAGEMENT'S DISCUSSION                                                                   different qualities carry different
OF FUND PERFORMANCE                                                                       levels of significance depending on the
                                                                                          industry in which the company operates.
======================================================================================
                                                                                          2. Risk Management
PERFORMANCE SUMMARY                          =========================================
                                                                                          o Simultaneously, our risk model studies
During the first six months of               FUND VS. INDEXES                             whether these companies will be
2005, global markets in general produced                                                  positively or negatively affected by
flat to slightly negative returns. Our       Total returns,12/31/04-6/30/05,excluding     changes in such economic factors as
quantitative investment approach, which      applicable sales charges.If sales charges    interest rates, currencies, the price of
balances stock selection with risk           were included,returns would be lower.        oil etc.
management, enabled the Fund to achieve
modest gains during the same period and      Class A Shares                      1.21%    o Given the push/pull of these risk
outperform its primary benchmark, the MSCI                                                factors, we try to reduce overall risk by
World Index.                                 Class B Shares                      0.86     pairing stocks that benefit from upward
                                                                                          movement in a certain factor with those
   We would like to remind shareholders,     Class C Shares                      0.86     that benefit from downward movement in
however, that six month performance is                                                    that same factor. Our goal is a portfolio
often driven by market volatility from       MSCI World Index                             likely to benefit whichever way the
short-term investor psychology. We adhere    (Broad Market Index)               -0.70     market moves.
to our disciplined investment process        Lipper Global Multi-Cap Core
over the long term, for a period of                                                          Finally, we consider selling or
years--not just months. In that regard, the  Fund Index (Peer Group Index)       1.04     reducing a stock if:
Fund (at NAV) has produced strong returns
for the one-year and five-year periods       SOURCE: LIPPER,INC.                          o it no longer exhibits characteristics
ended June 30, 2005, outperforming the                                                    that drive performance or
MSCI World Index each time. Long-term Fund   =========================================
performance is presented on page 5.                                                       o holding the security adds too much
                                                                                          additional risk to the overall portfolio.
======================================================================================
                                                                                          MARKET CONDITIONS AND YOUR FUND
HOW WE INVEST                                based on the tenets of mathematics,
                                             statistics and behavioral finance. It has    During the reporting period, world
Our investment philosophy is based on        two main components.                         markets were largely flat amid rising
these key principles.                                                                     interest rates, record-high energy prices
                                             1. Stock Selection                           and currency fluctuations. In the United
1. An investment process must be                                                          States, equity markets lost ground
structured and disciplined.                  o We believe stocks exhibit certain          initially but closed the reporting period
                                             qualities that identify them as probable     not far from where they began. Foreign
2. Stocks should be selected on the          strong performers (such as growth and        markets rallied in local currency terms.
merits of each individual company.           stability of earnings, profitability,        However, a strong U.S. dollar, driven by
                                             financial strength etc.).                    interest rate hikes and the rejection of
3. Risk management is as important as                                                     the European Union (EU) constitution in
stock selection.                             o We measure each company in the Fund's      France and the
                                             global universe against these different
   Mindful of these principles, we have      qualities, taking into account the fact
developed a quantitative investment          that
process                                                                                                                 (continued)

=========================================    =========================================    =========================================

TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*

 1. United States                   52.3%    By sector                                     1. OPAP S.A. (Greece)               2.8%

 2. United Kingdom                   9.3                    [PIE CHART]                    2. Prudential Financial, Inc.       2.6

 3. Japan                            8.9     Health Care                         10.6%     3. Moody's Corp.                    2.5

 4. France                           5.0     Utilities                            8.1%     4. UnitedHealth Group Inc.          2.5

 5. Netherlands                      2.9     Energy                               7.2%     5. Tesco PLC (United Kingdom)       2.4

TOTAL NET ASSETS          $375.1 MILLION     Consumer Staples                     6.6%     6. Dell Inc.                        2.4

TOTAL NUMBER OF HOLDINGS*            104     Materials                            6.3%     7. Johnson & Johnson                2.4

The Fund's holdings are subject to           Industrials                          6.0%     8. Intel Corp.                      2.4
change, and there is no assurance that
the Fund will continue to hold any           Telecommunication Services           1.5%     9. Kyushu Electric Power Co., Inc.
particular security.                                                                         (Japan)                           2.4
                                             Money Market Funds Plus Other
*Excluding money market fund holdings.       Assets Less Liabilities              4.9%    10. ING Groep N.V. (Netherlands)     2.3

                                             Financials                          25.2%

                                             Information Technology              12.1%

                                             Consumer Discretionary              11.5%

=========================================    =========================================    =========================================

AIM GLOBAL EQUITY FUND


Netherlands, diminished international        buyback plan, a positive indicator for                      DEREK S. IZUEL,
market gains when translated back into       the stock. The stock appreciated                 [IZUEL     senior portfolio manager,
U.S. dollars.                                approximately 18% for the first six              PHOTO]     is lead manager of AIM
                                             months of 2005.                                             Global Equity Fund. Mr.
   Our investment philosophy balances                                                                    Izuel began his investment
stock selection with risk management. To     o CHINA STEEL, a strong performer for the    career in 1997. He received a B.A. in
help mitigate geopolitical risk, we own      Fund in the past, proved a detractor for     computer science from the University of
stocks across a variety of regions and       the reporting period. In January our         California-Berkeley and also earned an
countries. We believe a portfolio that is    strong return forecast for the stock was     M.B.A. from the University of Michigan.
well diversified geographically balances     based on an exceptional dividend yield
foreign exchange risk. For instance,         and relatively good earnings-based                          ERIC THALLER,
during the reporting period the euro and     valuation. However these strong company         [THALLER    portfolio manager, is
yen lost more than 10% and 7%,               specific metrics were not enough to              PHOTO]     manager of AIM Global
respectively, to a strengthening U.S.        overcome the negative sentiment in the                      Equity Fund. He joined AIM
dollar. As part of our investment            materials sector. The move of China from                    in 2001. He graduated
strategy, we do not actively hedge           a steel importer to a net steel exporter     magna cum laude from the University of
currencies. Therefore the portfolio's        led to an increase in the global steel       California at San Diego with a B.A. in
exposure to U.S. stocks helped balance       supply which in turn led to pressure on      economics. He also earned an M.B.A. with
out losses from foreign currency             the price of steel. China Steel was not      concentrations in finance and statistics
depreciation.                                immune to this decline in steel prices       from The Wharton School at the University
                                             and the stock suffered as a result.          of Pennsylvania. Additionally, he spent a
              Our investment                                                              year studying at the London School of
           philosophy balances               IN CLOSING                                   Economics.
        stock selection with risk
               management.                   We are pleased to once again provide         Assisted by the Global Equity Team
                                             shareholders with positive Fund returns
   Your Fund's sector exposure is also       for the reporting period. We believe our
well diversified as we generally own         quantitative investment process which
several stocks from different countries      focuses on individual stock selection and
within each sector or industry. Consumer     risk management allows us to build a
discretionary, utilities and health care     strong portfolio of stocks from around
holdings produced strong results,            the world. Given our global reach, we
enabling the portfolio to beat its           believe the Fund can provide investors
benchmark in each of those sectors.          diversification opportunities beyond U.S.
Information technology and materials,        stocks. Thank you for your continued
however, proved the weakest sectors for      participation in AIM Global Equity Fund.
the Fund.
                                             The views and opinions expressed in
   We believe stocks exhibit certain         management's discussion of Fund
qualities that identify them as probable     performance are those of A I M Advisors,
strong performers and that these             Inc. These views and opinions are subject
qualities carry different levels of          to change at any time based on factors
significance within each industry. To        such as market and economic conditions.
illustrate, this concept consider the        These views and opinions may not be
examples below.                              relied upon as investment advice or
                                             recommendations, or as an offer for a
o PRUDENTIAL FINANCIAL, the US-based         particular security. The information is
financial services giant, was the Fund's     not a complete analysis of every aspect
top contributor during the reporting         of any market, country, industry,
period. We originally purchased the stock    security or the Fund. Statements of fact
because it ranked positively against         are from sources considered reliable, but
certain qualities that we believe are        A I M Advisors, Inc. makes no
important for success within the             representation or warranty as to their
financial sector. These included a strong    completeness or accuracy. Although
balance sheet and low valuations. Our        historical performance is no guarantee of
original forecast has been enhanced          future results, these insights may help
further by attractive analyst sentiment.     you understand our investment management
In addition, the firm's management           philosophy.
provided more information on their stock
                                                   See important Fund and index
                                                  disclosures inside front cover.

AIM GLOBAL EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended June 30,2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


=========================================

AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT        5% BEGINNING AT THE TIME OF PURCHASE TO
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        0% AT THE BEGINNING OF THE SEVENTH YEAR.
As of 6/30/05, including applicable sales    COMPARABLE FUTURE RESULTS; CURRENT           THE CDSC ON CLASS C SHARES IS 1% FOR THE
charges                                      PERFORMANCE MAY BE LOWER OR HIGHER.          FIRST YEAR AFTER PURCHASE.
                                             PLEASE VISIT AIMINVESTMENTS.COM FOR THE
CLASS A SHARES                               MOST RECENT MONTH-END PERFORMANCE.              A REDEMPTION FEE OF 2% WILL BE IMPOSED
Inception (9/15/97)                 7.86%    PERFORMANCE FIGURES REFLECT REINVESTED       ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
 5 Years                            3.17     DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    OF THE FUND WITHIN 30 DAYS OF PURCHASE.
 1 Year                             8.24     AND THE EFFECT OF THE MAXIMUM SALES          EXCEPTIONS TO THE REDEMPTION FEE ARE
                                             CHARGE UNLESS OTHERWISE STATED.              LISTED IN THE FUND'S PROSPECTUS.
CLASS B SHARES                               INVESTMENT RETURN AND PRINCIPAL VALUE
Inception (9/15/97)                 8.00%    WILL FLUCTUATE SO THAT YOU MAY HAVE A           THE PERFORMANCE OF THE FUND'S SHARE
 5 Years                            3.32     GAIN OR LOSS WHEN YOU SELL SHARES.           CLASSES WILL DIFFER DUE TO DIFFERENT
 1 Year                             7.92                                                  SALES CHARGE STRUCTURES AND CLASS
                                                CLASS A SHARE PERFORMANCE REFLECTS THE    EXPENSES.
CLASS C SHARES                               MAXIMUM 4.75% SALES CHARGE, AND CLASS B
Inception (1/2/98)                  8.76%    AND CLASS C SHARE PERFORMANCE REFLECTS
 5 Years                            3.64     THE APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            11.94     CHARGE (CDSC) FOR THE PERIOD INVOLVED.
                                             THE CDSC ON CLASS B SHARES DECLINES FROM
=========================================

AIM GLOBAL EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or expenses
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then         you paid for the period. You may use this
costs, which may include sales charges       multiply the result by the number in the     information to compare the ongoing costs
(loads) on purchase payments; contingent     table under the heading entitled "Actual     of investing in the Fund and other funds.
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs, including management fees;    during this period.                          that appear in the shareholder reports of
distribution and/or service fees (12b-1);                                                 the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR
intended to help you understand your         COMPARISON PURPOSES                             Please note that the expenses shown in
ongoing costs (in dollars) of investing                                                   the table are meant to highlight your
in the Fund and to compare these costs       The table below also provides information    ongoing costs only and do not reflect any
with ongoing costs of investing in other     about hypothetical account values and        transactional costs, such as sales
mutual funds. The example is based on an     hypothetical expenses based on the Fund's    charges (loads) on purchase payments,
investment of $1,000 invested at the         actual expense ratio and an assumed rate     contingent deferred sales charges on
beginning of the period and held for the     of return of 5% per year before expenses,    redemptions, and redemption fees, if any.
entire period January 1, 2005, through       which is not the Fund's actual return.       Therefore, the hypothetical information
June 30, 2005.                               The Fund's actual cumulative total           is useful in comparing ongoing costs
                                             returns at net asset value after expenses    only, and will not help you determine the
ACTUAL EXPENSES                              for the six months ended June 30, 2005,      relative total costs of owning different
                                             appear in the table "Fund vs. Indexes" on    funds. In addition, if these
The table below provides information         page 3.                                      transactional costs were included, your
about actual account values and actual                                                    costs would have been higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                        ACTUAL                                   HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT      ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
SHARE                VALUE                VALUE                 PAID DURING           VALUE                       PAID DURING
CLASS              (1/1/05)            (6/30/05)(1)             PERIOD(2,3)         (6/30/05)                     PERIOD(2,4)
  A            $        1,000.00      $     1,012.10            $      7.68       $     1,017.16                  $       7.70
  B                     1,000.00            1,008.60                  10.91             1,013.93                         10.94
  C                     1,000.00            1,008.60                  10.91             1,013.93                         10.94


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.54%, 2.19% and 2.19% for Class A, B and C shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 1.44% for the Class A shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $7.18 for the Class A shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $7.20 for the Class A shares.

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON   For More Information Visit
                                                                                          IMAGE]   AIMINVESTMENTS.COM

AIM GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Growth          o The quality of services to be provided     o Fees relative to those of comparable
Series (the "Board") oversees the            by AIM. The Board reviewed the               funds with other advisors. The Board
management of AIM Global Equity Fund (the    credentials and experience of the            reviewed the advisory fee rate for the
"Fund") and, as required by law,             officers and employees of AIM who will       Fund under the Advisory Agreement. The
determines annually whether to approve       provide investment advisory services to      Board compared effective contractual
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications    advisory fee rates at a common asset
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory        level and noted that the Fund's rate
("AIM"). Based upon the recommendation of    services, the Board reviewed the             below the median rate of the funds
the Investments Committee of the Board,      qualifications of AIM's investment           advised by other advisors with investment
which is comprised solely of independent     personnel and considered such issues as      strategies comparable to those of the
trustees, at a meeting held on June 30,      AIM's portfolio and product review           Fund that the Board reviewed. The Board
2005, the Board, including all of the        process, various back office support         noted that AIM has agreed to waive
independent trustees, approved the           functions provided by AIM and AIM's          advisory fees of the Fund and to limit
continuance of the advisory agreement        equity and fixed income trading              the Fund's total operating expenses, as
(the "Advisory Agreement") between the       operations. Based on the review of these     discussed below. Based on this review,
Fund and AIM for another year, effective     and other factors, the Board concluded       the Board concluded that the advisory fee
July 1, 2005.                                that the quality of services to be           rate for the Fund under the Advisory
                                             provided by AIM was appropriate and that     Agreement was fair and reasonable.
   The Board considered the factors          AIM currently is providing satisfactory
discussed below in evaluating the            services in accordance with the terms of     o Expense limitations and fee waivers.
fairness and reasonableness of the           the Advisory Agreement.                      The Board noted that AIM has
Advisory Agreement at the meeting on June                                                 contractually agreed to waive advisory
30, 2005 and as part of the Board's          o The performance of the Fund relative to    fees of the Fund through December 31,
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the     2009 to the extent necessary so that the
deliberations, the Board and the             performance of the Fund during the past      advisory fees payable by the Fund do not
independent trustees did not identify any    one, three and five calendar years           exceed a specified maximum advisory fee
particular factor that was controlling,      against the performance of funds advised     rate, which maximum rate includes
and each trustee attributed different        by other advisors with investment            breakpoints and is based on net asset
weights to the various factors.              strategies comparable to those of the        levels. The Board considered the
                                             Fund. The Board noted that the Fund's        contractual nature of this fee waiver and
   One of the responsibilities of the        performance for the one and three year       noted that it remains in effect until
Senior Officer of the Fund, who is           periods was at or above the median           December 31, 2009. The Board noted that
independent of AIM and AIM's affiliates,     performance of such comparable funds and     AIM has contractually agreed to waive
is to manage the process by which the        below such median performance for the        fees and/or limit expenses of the Fund
Fund's proposed management fees are          five year period. Based on this review,      through December 31, 2005 in an amount
negotiated to ensure that they are           the Board concluded that no changes          necessary to limit total annual operating
negotiated in a manner which is at arm's     should be made to the Fund and that it       expenses to a specified percentage of
length and reasonable. To that end, the      was not necessary to change the Fund's       average daily net assets for each class
Senior Officer must either supervise a       portfolio management team at this time.      of the Fund (other than Institutional
competitive bidding process or prepare an                                                 Class shares). The Board considered the
independent written evaluation. The          o The performance of the Fund relative to    contractual nature of this fee
Senior Officer has recommended an            indices. The Board reviewed the              waiver/expense limitation and noted that
independent written evaluation in lieu of    performance of the Fund during the past      it remains in effect until December 31,
a competitive bidding process and, upon      one, three and five calendar years           2005. The Board considered the effect
the direction of the Board, has prepared     against the performance of the Lipper        these fee waivers/expense limitations
such an independent written evaluation.      Global Multi-Cap Core Fund Index. The        would have on the Fund's estimated
Such written evaluation also considered      Board noted that the Fund's performance      expenses and concluded that the levels of
certain of the factors discussed below.      in such periods was above the performance    fee waivers/expense limitations for the
In addition, as discussed below, the         of such Index. Based on this review, the     Fund were fair and reasonable.
Senior Officer made certain                  Board concluded that no changes should be
recommendations to the Board in              made to the Fund and that it was not         o Breakpoints and economies of scale. The
connection with such written evaluation.     necessary to change the Fund's portfolio     Board reviewed the structure of the
                                             management team at this time.                Fund's advisory fee under the Advisory
   The discussion below serves as a                                                       Agreement, noting that it includes three
summary of the Senior Officer's              o Meeting with the Fund's portfolio          breakpoints. The Board reviewed the level
independent written evaluation and           managers and investment personnel. With      of the Fund's advisory fees, and noted
recommendations to the Board in              respect to the Fund, the Board is meeting    that such fees, as a percentage of the
connection therewith, as well as a           periodically with such Fund's portfolio      Fund's net assets, would decrease as net
discussion of the material factors and       managers and/or other investment             assets increase because the Advisory
the conclusions with respect thereto that    personnel and believes that such             Agreement includes breakpoints. The Board
formed the basis for the Board's approval    individuals are competent and able to        noted that, due to the Fund's current
of the Advisory Agreement. After             continue to carry out their                  asset levels and the way in which the
consideration of all of the factors below    responsibilities under the Advisory          advisory fee breakpoints have been
and based on its informed business           Agreement.                                   structured, the Fund has yet to benefit
judgment, the Board determined that the                                                   from the breakpoints. The Board noted
Advisory Agreement is in the best            o Overall performance of AIM. The Board      that AIM has contractually agreed to
interests of the Fund and its                considered the overall performance of AIM    waive advisory fees of the Fund through
shareholders and that the compensation to    in providing investment advisory and         December 31, 2009 to the extent necessary
AIM under the Advisory Agreement is fair     portfolio administrative services to the     so that the advisory fees payable by the
and reasonable and would have been           Fund and concluded that such performance     Fund do not exceed a specified maximum
obtained through arm's length                was satisfactory.                            advisory fee rate, which maximum rate
negotiations.                                                                             includes breakpoints and is based on net
                                             o Fees relative to those of clients of       asset levels. The Board concluded that
o The nature and extent of the advisory      AIM with comparable investment               the Fund's fee levels under the Advisory
services to be provided by AIM. The Board    strategies. The Board noted that AIM does    Agreement therefore would reflect
reviewed the services to be provided by      not serve as an advisor to other mutual      economies of scale at higher asset levels
AIM under the Advisory Agreement. Based      funds or other clients with investment       and that it was not necessary to change
on such review, the Board concluded that     strategies comparable to those of the        the advisory fee breakpoints in the
the range of services to be provided by      Fund.                                        Fund's advisory fee schedule.
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.                                                                                        (continued)

AIM GLOBAL EQUITY FUND


o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements (collectively, "cash            arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM            and/or other funds advised by AIM are
pursuant to the terms of an SEC exemptive    used to pay for research and execution
order. The Board found that the Fund may     services. This research is used by AIM in
realize certain benefits upon investing      making investment decisions for the Fund.
cash balances in AIM advised money market    The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to       obligations under the Advisory Agreement,
the extent the Fund invests in affiliated    and concluded that AIM has the financial
money market funds, AIM has voluntarily      resources necessary to fulfill its
agreed to waive a portion of the advisory    obligations under the Advisory Agreement.
fees it receives from the Fund
attributable to such investment. The         o Historical relationship between the
Board further determined that the            Fund and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the prior
lending Fund is in the best interests of     relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with       relationship, in part, because of such
the securities lending program in the        knowledge. The Board also reviewed the
money market funds according to the          general nature of the non-investment
procedures is in the best interests of       advisory services currently performed by
the lending Fund and its respective          AIM and its affiliates, such as
shareholders.                                administrative, transfer agency and
                                             distribution services, and the fees
o Independent written evaluation and         received by AIM and its affiliates for
recommendations of the Fund's Senior         performing such services. In addition to
Officer. The Board noted that, upon their    reviewing such services, the trustees
direction, the Senior Officer of the Fund    also considered the organizational
had prepared an independent written          structure employed by AIM and its
evaluation in order to assist the Board      affiliates to provide those services.
in determining the reasonableness of the     Based on the review of these and other
proposed management fees of the AIM          factors, the Board concluded that AIM and
Funds, including the Fund. The Board         its affiliates were qualified to continue
noted that the Senior Officer's written      to provide non-investment advisory
evaluation had been relied upon by the       services to the Fund, including
Board in this regard in lieu of a            administrative, transfer agency and
competitive bidding process. In              distribution services, and that AIM and
determining whether to continue the          its affiliates currently are providing
Advisory Agreement for the Fund, the         satisfactory non-investment advisory
Board considered the Senior Officer's        services.
written evaluation and the recommendation
made by the Senior Officer to the Board      o Other factors and current trends. In
that the Board consider implementing a       determining whether to continue the
process to assist them in more closely       Advisory Agreement for the Fund, the
monitoring the performance of the AIM        Board considered the fact that AIM, along
Funds. The Board concluded that it would     with others in the mutual fund industry,
be advisable to implement such a process     is subject to regulatory inquiries and
as soon as reasonably practicable.           litigation related to a wide range of
                                             issues. The Board also considered the
o Profitability of AIM and its               governance and compliance reforms being
affiliates. The Board reviewed               undertaken by AIM and its affiliates,
information concerning the profitability     including maintaining an internal
of AIM's (and its affiliates') investment    controls committee and retaining an
advisory and other activities and its        independent compliance consultant, and
financial condition. The Board considered    the fact that AIM has undertaken to cause
the overall profitability of AIM, as well    the Fund to operate in accordance with
as the profitability of AIM in connection    certain governance policies and
with managing the Fund. The Board noted      practices. The Board concluded that these
that AIM's operations remain profitable,     actions indicated a good faith effort on
although increased expenses in recent        the part of AIM to adhere to the highest
years have reduced AIM's profitability.      ethical standards, and determined that
Based on the review of the profitability     the current regulatory and litigation
of AIM's and its affiliates' investment      environment to which AIM is subject
advisory and other activities and its        should not prevent the Board from
financial condition, the Board concluded     continuing the Advisory Agreement for the
that the compensation to be paid by the      Fund.
Fund to AIM under its Advisory Agreement
was not excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05

AIM GLOBAL EQUITY FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception                       8.64%         THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     5 Years                         4.33          REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  1 Year                         14.31          ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered       6 Months*                       1.46          PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,                                                    SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans         *Cumulative total return that has not         OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  been annualized                               FULL REPORT FOR INFORMATION ON
                                             ========================================      COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                                                           YOUR FUND PROSPECTUS FOR MORE
                                             INSTITUTIONAL CLASS SHARES' INCEPTION         INFORMATION. FOR THE MOST CURRENT
                                             DATE IS APRIL 30, 2004. RETURNS SINCE         MONTH-END PERFORMANCE, PLEASE CALL
                                             THAT DATE ARE HISTORICAL RETURNS. ALL         800-451-4246 OR VISIT
                                             OTHER RETURNS ARE BLENDED RETURNS OF          AIMinvestments.com.
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE AND REFLECT
                                             THE HIGHER RULE 12b-1 FEES APPLICABLE TO
                                             CLASS A SHARES. CLASS A SHARES'
                                             INCEPTION DATE IS SEPTEMBER 15, 1997.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. INSTITUTIONAL CLASS SHARES WOULD
                                             HAVE HAD DIFFERENT RETURNS DUE TO
                                             DIFFERENCES IN THE EXPENSE STRUCTURE OF
========================================     THE INSTITUTIONAL CLASS.
FUND NASDAQ SYMBOL

AIM Global Equity Fund           GNDIX
========================================

                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com       GEQ-INS-2              YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or
ongoing costs, including management fees     result by the number in the table under       expenses you paid for the period. You
and other Fund expenses. This example is     the heading entitled "Actual Expenses         may use this information to compare the
intended to help you understand your         Paid During Period" to estimate the           ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      expenses you paid on your account during      and other funds. To do so, compare this
in the Fund and to compare these costs       this period.                                  5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           shareholder reports of the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown
entire period January 1, 2005, through       The table below also provides                 in the table are meant to highlight your
June 30, 2005.                               information about hypothetical account        ongoing costs only. Therefore, the
                                             values and hypothetical expenses based        hypothetical information is useful in
                                             on the Fund's actual expense ratio and        comparing ongoing costs only, and will
ACTUAL EXPENSES                              an assumed rate of return of 5% per year      not help you determine the relative
                                             before expenses, which is not the Fund's      total costs of owning different funds.
The table below provides information         actual return. The Fund's actual
about actual account values and actual       cumulative total return after expenses
expenses. You may use the information in     for the six months ended June 30, 2005,
this table, together with the amount you     appears in the table on the front of
invested, to estimate the expenses that      this supplement.
you paid over the period. Simply

====================================================================================================================================

                                                            ACTUAL                                 HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT              EXPENSES        ENDING ACCOUNT                    EXPENSES
    SHARE              VALUE                VALUE                 PAID DURING           VALUE                       PAID DURING
    CLASS             (1/1/05)           (6/30/05)(1)              PERIOD(2)          (6/30/05)                      PERIOD(2)
Institutional        $1,000.00            $1,014.60                  $4.95            $1,019.89                        $4.96

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.99% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com              GEQ-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-52.29%

APPAREL RETAIL-1.58%

Abercrombie & Fitch Co.-Class A                    28,200   $  1,937,340
------------------------------------------------------------------------
Genesco Inc.(a)                                    53,700      1,991,733
------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                     58,500      2,014,155
========================================================================
                                                               5,943,228
========================================================================

APPLICATION SOFTWARE-0.64%

Synopsys, Inc.(a)                                 144,600      2,410,482
========================================================================

AUTO PARTS & EQUIPMENT-0.41%

Tenneco Automotive Inc.(a)                         92,200      1,534,208
========================================================================

AUTOMOTIVE RETAIL-0.34%

CSK Auto Corp.(a)                                  75,400      1,257,672
========================================================================

COMPUTER HARDWARE-3.37%

Apple Computer, Inc.(a)                            98,600      3,629,466
------------------------------------------------------------------------
Dell Inc.(a)(b)                                   228,200      9,016,182
========================================================================
                                                              12,645,648
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.57%

EMC Corp.(a)                                       80,500      1,103,655
------------------------------------------------------------------------
Western Digital Corp.(a)                           78,400      1,052,128
========================================================================
                                                               2,155,783
========================================================================

DEPARTMENT STORES-0.38%

J.C. Penney Co., Inc.                              27,200      1,430,176
========================================================================

DIVERSIFIED BANKS-1.29%

Wachovia Corp.                                     97,300      4,826,080
========================================================================

ELECTRIC UTILITIES-1.11%

Edison International                               54,800      2,222,140
------------------------------------------------------------------------
PG&E Corp.                                         52,100      1,955,834
========================================================================
                                                               4,177,974
========================================================================

FOOTWEAR-0.39%

K-Swiss Inc.-Class A                               44,800      1,448,832
========================================================================

GAS UTILITIES-1.34%

Northwest Natural Gas Co.                          70,900      2,711,216
------------------------------------------------------------------------
Questar Corp.                                      35,200      2,319,680
========================================================================
                                                               5,030,896
========================================================================

HEALTH CARE EQUIPMENT-0.94%

Hospira, Inc.(a)                                   90,900      3,545,100
========================================================================

HEALTH CARE FACILITIES-0.31%

HCA Inc.                                           20,500      1,161,735
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


HOMEBUILDING-0.29%

Hovnanian Enterprises, Inc.-Class A(a)             16,500   $  1,075,800
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.24%

TXU Corp.                                          11,000        913,990
========================================================================

INDUSTRIAL CONGLOMERATES-2.33%

3M Co.(b)                                         120,700      8,726,610
========================================================================

INTEGRATED OIL & GAS-1.84%

Exxon Mobil Corp.                                  60,200      3,459,694
------------------------------------------------------------------------
Occidental Petroleum Corp.                         44,800      3,446,464
========================================================================
                                                               6,906,158
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.28%

CenturyTel, Inc.                                   30,500      1,056,215
========================================================================

INTERNET RETAIL-0.62%

Netflix Inc.(a)(b)                                142,900      2,344,989
========================================================================

INVESTMENT BANKING & BROKERAGE-0.42%

Goldman Sachs Group, Inc. (The)                    15,500      1,581,310
========================================================================

LEISURE PRODUCTS-0.36%

JAKKS Pacific, Inc.(a)                             69,800      1,340,858
========================================================================

LIFE & HEALTH INSURANCE-2.55%

Prudential Financial, Inc.                        145,500      9,553,530
========================================================================

MANAGED HEALTH CARE-3.88%

Aetna Inc.                                         11,300        935,866
------------------------------------------------------------------------
CIGNA Corp.                                        40,700      4,356,121
------------------------------------------------------------------------
UnitedHealth Group Inc.                           177,600      9,260,064
========================================================================
                                                              14,552,051
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.03%

Apache Corp.                                       40,100      2,590,460
------------------------------------------------------------------------
Burlington Resources Inc.                          17,800        983,272
------------------------------------------------------------------------
Houston Exploration Co. (The)(a)                  102,500      5,437,625
------------------------------------------------------------------------
Remington Oil & Gas Corp.(a)                      170,600      6,090,420
========================================================================
                                                              15,101,777
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.36%

Overseas Shipholding Group, Inc.                   22,800      1,360,020
========================================================================

PAPER PRODUCTS-1.22%

Georgia-Pacific Corp.                             143,500      4,563,300
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

PHARMACEUTICALS-3.34%

Johnson & Johnson(b)                              138,500   $  9,002,500
------------------------------------------------------------------------
Wyeth                                              79,600      3,542,200
========================================================================
                                                              12,544,700
========================================================================

RAILROADS-2.00%

Burlington Northern Santa Fe Corp.                159,600      7,513,968
========================================================================

RESTAURANTS-0.27%

Texas Roadhouse, Inc.-Class A(a)                   28,800      1,000,800
========================================================================

SEMICONDUCTORS-4.60%

Intel Corp.(b)                                    343,100      8,941,186
------------------------------------------------------------------------
Linear Technology Corp.(b)                        204,400      7,499,436
------------------------------------------------------------------------
Maxim Integrated Products, Inc.                    20,900        798,589
========================================================================
                                                              17,239,211
========================================================================

SPECIALIZED FINANCE-3.22%

CIT Group Inc.                                     61,900      2,659,843
------------------------------------------------------------------------
Moody's Corp.(b)                                  209,900      9,437,104
========================================================================
                                                              12,096,947
========================================================================

SPECIALTY STORES-0.35%

Movie Gallery, Inc.                                49,200      1,300,356
========================================================================

SYSTEMS SOFTWARE-1.08%

Adobe Systems Inc.(b)                             141,600      4,052,592
========================================================================

THRIFTS & MORTGAGE FINANCE-1.20%

Countrywide Financial Corp.                        32,100      1,239,381
------------------------------------------------------------------------
Fremont General Corp.                              93,200      2,267,556
------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                    26,500        992,160
========================================================================
                                                               4,499,097
========================================================================

TOBACCO-3.48%

Reynolds American Inc.                            109,200      8,604,960
------------------------------------------------------------------------
UST Inc.                                           97,300      4,442,718
========================================================================
                                                              13,047,678
========================================================================

TRUCKING-1.66%

CNF Inc.                                           53,200      2,388,680
------------------------------------------------------------------------
Laidlaw International Inc.(a)                     159,500      3,843,950
========================================================================
                                                               6,232,630
========================================================================
    Total Domestic Common Stocks (Cost
      $179,189,486)                                          196,172,401
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-42.81%

AUSTRALIA-0.66%

Australia & New Zealand Banking Group Ltd.
  (Diversified Banks)(c)                           60,200        994,599
------------------------------------------------------------------------
Suncorp-Metway Ltd. (Other Diversified
  Financial Services)(c)                           96,686      1,477,334
========================================================================
                                                               2,471,933
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


BRAZIL-0.28%

Banco Itau Holding Financeira S.A.-ADR
  (Diversified Banks)(b)                           11,400   $  1,054,500
========================================================================

CANADA-0.20%

Inmet Mining Corp. (Diversified Metals &
  Mining)(a)                                       57,900        749,002
========================================================================

CAYMAN ISLANDS-1.94%

ACE Ltd. (Property & Casualty Insurance)           53,000      2,377,050
------------------------------------------------------------------------
Seagate Technology (Computer Storage &
  Peripherals)(a)                                 279,500      4,905,225
========================================================================
                                                               7,282,275
========================================================================

DENMARK-1.72%

Danske Bank A.S. (Diversified Banks)(c)           104,900      3,150,921
------------------------------------------------------------------------
William Demant Holdings A.S. (Health Care
  Equipment)(b)(c)                                 66,547      3,307,703
========================================================================
                                                               6,458,624
========================================================================

FINLAND-0.49%

Nokia Oyj (Communications Equipment)(c)           110,600      1,840,354
========================================================================

FRANCE-5.00%

Assurances Generales de France (Multi-Line
  Insurance)(b)(c)                                 36,368      2,971,717
------------------------------------------------------------------------
AXA (Multi-Line Insurance)(c)                      89,751      2,234,643
------------------------------------------------------------------------
PagesJaunes S.A. (Publishing)(c)                  313,714      7,328,036
------------------------------------------------------------------------
Societe Generale (Diversified Banks)(c)            61,290      6,215,259
========================================================================
                                                              18,749,655
========================================================================

GERMANY-2.56%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(c)                                 18,595      3,101,887
------------------------------------------------------------------------
BASF A.G. (Diversified Chemicals)(c)               46,696      3,090,822
------------------------------------------------------------------------
ThyssenKrupp A.G. (Steel)(c)                      196,698      3,400,724
========================================================================
                                                               9,593,433
========================================================================

GREECE-2.80%

OPAP S.A. (Casinos & Gaming)(c)                   364,102     10,519,600
========================================================================

ITALY-0.45%

Milano Assicurazioni S.p.A (Multi-Line
  Insurance)(c)                                   270,700      1,683,712
========================================================================

JAPAN-8.88%

Chubu Electric Power Co., Inc. (Electric
  Utilities)(b)(c)                                294,100      7,047,805
------------------------------------------------------------------------
Chugoku Electric Power Co., Inc. (The)
  (Electric Utilities)(c)                          46,400        904,652
------------------------------------------------------------------------
Fuji Fire and Marine Insurance Co., Ltd.
  (The) (Property & Casualty Insurance)(c)        351,000      1,106,943
------------------------------------------------------------------------
Hokuriku Electric Power Co. (Electric
  Utilities)(b)(c)                                181,700      3,462,866
------------------------------------------------------------------------
Kyushu Electric Power Co., Inc. (Electric
  Utilities)(c)                                   406,000      8,815,593
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
JAPAN-(CONTINUED)

Matsui Securities Co., Ltd. (Investment
  Banking & Brokerage)(b)(c)                      121,800   $  1,299,036
------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(c)                                           192        863,061
------------------------------------------------------------------------
Nikko Cordial Corp. (Investment Banking &
  Brokerage)(c)                                   209,000        913,182
------------------------------------------------------------------------
Nissin Co., Ltd. (Consumer Finance)(b)(c)         471,679        881,048
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(c)                                      2,496      3,677,480
------------------------------------------------------------------------
Tokai Tokyo Securities Co., Ltd. (Investment
  Banking & Brokerage)(b)(c)                      340,000      1,016,553
------------------------------------------------------------------------
Yamato Kogyo Co., Ltd. (Steel)(b)(c)              279,000      3,309,878
========================================================================
                                                              33,298,097
========================================================================

NETHERLANDS-2.87%

DSM N.V. (Specialty Chemicals)(c)                  12,743        871,172
------------------------------------------------------------------------
ING Groep N.V.-Dutch Ctfs. (Other Diversified
  Financial Services)(c)                          310,788      8,735,747
------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunication Services)(c)                  140,062      1,171,446
========================================================================
                                                              10,778,365
========================================================================

NORWAY-2.10%

Norsk Hydro A.S.A. (Oil & Gas Exploration &
  Production)(b)(c)                                39,342      3,576,384
------------------------------------------------------------------------
Orkla A.S.A. (Packaged Foods & Meats)(c)           22,550        829,894
------------------------------------------------------------------------
Storebrand A.S.A. (Multi-Line Insurance)(c)       372,600      3,476,362
========================================================================
                                                               7,882,640
========================================================================

SOUTH KOREA-0.42%

POSCO (Steel)(c)                                    8,990      1,565,650
========================================================================

SPAIN-0.64%

Telefonica Publicidad e Informacion, S.A.
  (Publishing)(c)                                 274,224      2,389,977
========================================================================

SWEDEN-0.90%

ForeningsSparbanken A.B. (Diversified
  Banks)(c)                                       103,100      2,260,789
------------------------------------------------------------------------
Hennes & Mauritz A.B.-Class B (Apparel
  Retail)(c)                                       31,700      1,112,186
========================================================================
                                                               3,372,975
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


TAIWAN-1.61%

China Steel Corp. (Steel)(c)                    5,998,310   $  6,048,217
========================================================================

UNITED KINGDOM-9.29%

Aviva PLC (Multi-Line Insurance)(c)               187,527      2,082,269
------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)(c)          191,370      4,624,175
------------------------------------------------------------------------
Legal & General Group PLC (Life & Health
  Insurance)(c)                                 2,607,517      5,352,700
------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)(c)       870,938      7,355,093
------------------------------------------------------------------------
Old Mutual PLC (Life & Health Insurance)(c)     2,105,995      4,590,214
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(c)      58,580      1,720,790
------------------------------------------------------------------------
Tesco PLC (Food Retail)(c)                      1,600,339      9,117,184
========================================================================
                                                              34,842,425
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $154,844,983)                          160,581,434
========================================================================

MONEY MARKET FUNDS-4.09%

Liquid Assets Portfolio-Institutional
  Class(d)                                      7,667,722      7,667,722
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     7,667,722      7,667,722
========================================================================
    Total Money Market Funds (Cost
      $15,335,444)                                            15,335,444
========================================================================
TOTAL INVESTMENTS-99.19% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $349,369,913)                372,089,279
________________________________________________________________________
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-11.96%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  22,440,326     22,440,326
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  22,440,327     22,440,327
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $44,880,653)                                      44,880,653
========================================================================
TOTAL INVESTMENTS-111.15% (Cost $394,250,566)                416,969,932
========================================================================
OTHER ASSETS LESS LIABILITIES-(11.15%)                       (41,829,586)
========================================================================
NET ASSETS-100.00%                                          $375,140,346
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs   - Certificates

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $151,495,657, which represented 36.33% of the Fund's Total Investments. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $334,034,469)*                               $356,753,835
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $60,216,097)                             60,216,097
===========================================================
    Total investments (cost $394,250,566)       416,969,932
-----------------------------------------------------------
Foreign currencies, at market value (cost
  $2,573,679)                                     2,543,344
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,125,371
-----------------------------------------------------------
  Dividends                                         426,024
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               13,656
-----------------------------------------------------------
Other assets                                         54,533
===========================================================
    Total assets                                421,132,860
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            783,404
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 20,576
-----------------------------------------------------------
  Collateral upon return of securities loaned    44,880,653
-----------------------------------------------------------
Accrued distribution fees                           193,987
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              137
-----------------------------------------------------------
Accrued transfer agent fees                          42,590
-----------------------------------------------------------
Accrued operating expenses                           71,167
===========================================================
    Total liabilities                            45,992,514
===========================================================
Net assets applicable to shares outstanding    $375,140,346
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $313,987,518
-----------------------------------------------------------
Undistributed net investment income               2,233,179
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and futures contracts                          36,240,212
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              22,679,437
===========================================================
                                               $375,140,346
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $227,171,376
___________________________________________________________
===========================================================
Class B                                        $ 87,536,730
___________________________________________________________
===========================================================
Class C                                        $ 30,097,616
___________________________________________________________
===========================================================
Institutional Class                            $ 30,334,624
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          14,341,652
___________________________________________________________
===========================================================
Class B                                           5,746,823
___________________________________________________________
===========================================================
Class C                                           1,978,521
___________________________________________________________
===========================================================
Institutional Class                               1,900,216
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.84
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.84 divided by
      95.25%)                                  $      16.63
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.23
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.21
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      15.96
___________________________________________________________
===========================================================

* At June 30, 2005, securities with an aggregate market value of $43,051,392 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $383,736)        $  4,802,218
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $29,688, after compensation
  to counterparties of $444,198)                                   259,367
--------------------------------------------------------------------------
Interest                                                             2,966
==========================================================================
    Total investment income                                      5,064,551
==========================================================================

EXPENSES:

Advisory fees                                                    1,609,086
--------------------------------------------------------------------------
Administrative services fees                                        52,835
--------------------------------------------------------------------------
Custodian fees                                                      73,467
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          355,379
--------------------------------------------------------------------------
  Class B                                                          399,936
--------------------------------------------------------------------------
  Class C                                                          126,692
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B and C                            337,616
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           2,843
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           10,674
--------------------------------------------------------------------------
Other                                                              152,278
==========================================================================
    Total expenses                                               3,120,806
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (306,234)
--------------------------------------------------------------------------
    Net expenses                                                 2,814,572
==========================================================================
Net investment income                                            2,249,979
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         30,821,413
--------------------------------------------------------------------------
  Foreign currencies                                               136,253
--------------------------------------------------------------------------
  Futures contracts                                                (12,751)
==========================================================================
                                                                30,944,915
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (29,466,862)
--------------------------------------------------------------------------
  Foreign currencies                                               (46,550)
==========================================================================
                                                               (29,513,412)
==========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                              1,431,503
==========================================================================
Net increase in net assets resulting from operations          $  3,681,482
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  2,249,979    $   (599,591)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            30,944,915      16,401,355
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (29,513,412)     29,616,874
==========================================================================================
    Net increase in net assets resulting from operations         3,681,482      45,418,638
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (8,703,573)
------------------------------------------------------------------------------------------
  Class B                                                               --      (3,757,370)
------------------------------------------------------------------------------------------
  Class C                                                               --        (988,497)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --        (647,260)
==========================================================================================
  Decrease in net assets resulting from distributions                   --     (14,096,700)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       42,250,361      53,265,793
------------------------------------------------------------------------------------------
  Class B                                                       12,673,643       2,659,676
------------------------------------------------------------------------------------------
  Class C                                                        9,467,869       8,517,732
------------------------------------------------------------------------------------------
  Institutional Class                                           16,998,350      12,681,245
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               81,390,223      77,124,446
==========================================================================================
    Net increase in net assets                                  85,071,705     108,446,384
==========================================================================================

NET ASSETS:

  Beginning of period                                          290,068,641     181,622,257
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $2,233,179 and $(16,800), respectively)  $375,140,346    $290,068,641
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on all share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.975%
----------------------------------------------------------------------
Next $500 million                                               0.95%
----------------------------------------------------------------------
Next $500 million                                               0.925%
----------------------------------------------------------------------
Over $1.5 billion                                               0.90%
______________________________________________________________________
======================================================================

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.80%
---------------------------------------------------------------------
Next $250 million                                               0.78%
---------------------------------------------------------------------
Next $500 million                                               0.76%
---------------------------------------------------------------------
Next $1.5 billion                                               0.74%
---------------------------------------------------------------------
Next $2.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.68%
---------------------------------------------------------------------
Over $10 billion                                                0.66%
_____________________________________________________________________
=====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.75%, 2.50%, 2.50% and 1.50% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $299,230.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,442.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $52,835.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $337,616 for Class A, Class B and Class C share classes and $2,843 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B and Class C shares paid $355,379, $399,936 and $126,692, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $58,712 in front-end sales commissions from the sale of Class A shares and $4, $11,590 and $1,149 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                UNREALIZED
                               MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND
FUND                             12/31/04        AT COST       FROM SALES     (DEPRECIATION)      06/30/05       INCOME
------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                        $ 7,135,683     $48,242,723    $(47,710,684)       $  --         $ 7,667,722     $114,221
------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                          7,135,683      48,242,723    (47,710,684)           --           7,667,722      115,458
========================================================================================================================
  Subtotal                     $14,271,366     $96,485,446    $(95,421,368)       $  --         $15,335,444     $229,679
________________________________________________________________________________________________________________________
========================================================================================================================


                                REALIZED
FUND                           GAIN (LOSS)
-----------------------------
Liquid Assets
  Portfolio-Institutional
  Class                           $  --
-----------------------------
STIC Prime
  Portfolio-Institutional
  Class                              --
=============================
  Subtotal                        $  --
_____________________________
=============================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                UNREALIZED
                             MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND
FUND                           12/31/04        AT COST        FROM SALES      (DEPRECIATION)      06/30/05      INCOME*
------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                      $12,166,970     $ 75,975,728    $ (65,702,372)       $  --         $22,440,326     $ 14,728
------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                       12,166,971       75,975,728      (65,702,372)          --          22,440,327       14,960
========================================================================================================================
  Subtotal                   $24,333,941     $151,951,456    $(131,404,744)       $  --         $44,880,653     $ 29,688
========================================================================================================================
  Total                      $38,605,307     $248,436,902    $(226,826,112)       $  --         $60,216,097     $259,367
________________________________________________________________________________________________________________________
========================================================================================================================


                              REALIZED
FUND                         GAIN (LOSS)
---------------------------
Liquid Assets
  Portfolio-Institutional
  Class                         $  --
---------------------------
STIC Prime
  Portfolio-Institutional
  Class                            --
===========================
  Subtotal                      $  --
===========================
  Total                         $  --
___________________________
===========================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $5,562.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,526 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $43,051,392 were on loan to brokers. The loans were secured by cash collateral of $44,880,653 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $29,688 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $315,657,362 and $235,416,062, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $31,062,408
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (8,350,758)
===============================================================================
Net unrealized appreciation of investment securities               $22,711,650
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $394,258,282.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,571,871    $ 56,168,864     3,988,346    $ 58,566,755
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,714,931      25,954,397     1,895,283      26,890,560
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        744,135      11,242,236       790,970      11,285,487
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       1,090,421      17,421,491       842,987      12,784,860
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       529,315       8,130,282
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       236,432       3,503,919
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        64,371         952,680
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              --              --            37             576
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        417,358       6,563,406     1,088,278      15,900,255
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (433,247)     (6,563,406)   (1,123,493)    (15,900,255)
======================================================================================================================
Reacquired:(c)
  Class A                                                     (1,302,351)    (20,481,909)   (2,017,034)    (29,331,499)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (443,717)     (6,717,348)     (846,484)    (11,834,548)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (116,796)     (1,774,367)     (264,781)     (3,720,435)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (26,572)       (423,141)       (6,657)       (104,191)
======================================================================================================================
                                                               5,216,033    $ 81,390,223     5,177,570    $ 77,124,446
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 12% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Institutional Class shares commenced sales on April 30, 2004.
(c) Amount is net of redemption fees of $5,064, $200 and $5 for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2005 and $4,833, $2,171, $476 and $107 for Class A, Class B, Class C
     and Institutional shares, respectively, for the year ended December 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  15.65        $  13.54       $   9.95       $ 11.00        $ 13.33        $ 15.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.12(a)        (0.02)(a)      (0.06)(a)     (0.02)(a)      (0.10)(a)      (0.19)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.07            2.93           3.79         (1.03)         (2.17)         (1.11)
=================================================================================================================================
    Total from investment operations             0.19            2.91           3.73         (1.05)         (2.27)         (1.30)
=================================================================================================================================
Less distributions:
  Dividends from net investment income             --              --             --            --          (0.06)            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --           (0.80)         (0.14)           --             --          (1.15)
=================================================================================================================================
    Total distributions                            --           (0.80)         (0.14)           --          (0.06)         (1.15)
=================================================================================================================================
Redemptions fees added to shares of
  beneficial interest                            0.00            0.00           0.00            --             --             --
=================================================================================================================================
Net asset value, end of period               $  15.84        $  15.65       $  13.54       $  9.95        $ 11.00        $ 13.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  1.21%          21.64%         37.51%        (9.55)%       (17.03)%        (7.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $227,171        $182,416       $109,205       $68,335        $80,630        $20,751
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.54%(c)        1.94%          2.00%         2.00%          2.00%          2.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.72%(c)        1.96%          2.05%         2.05%          2.25%          2.14%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             1.53%(c)       (0.11)%        (0.50)%       (0.18)%        (0.94)%        (1.27)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                         76%            115%           178%           80%           154%           260%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $204,756,476.
(d)  Not annualized for periods less than one year.

                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 15.10         $ 13.15        $  9.71        $ 10.80        $ 13.12        $ 15.62
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  0.07(a)        (0.09)(a)      (0.11)(a)      (0.07)(a)      (0.15)(a)      (0.26)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.06            2.84           3.69          (1.02)         (2.13)         (1.09)
=================================================================================================================================
    Total from investment operations            0.13            2.75           3.58          (1.09)         (2.28)         (1.35)
=================================================================================================================================
Less distributions:
  Dividends from net investment income            --              --             --             --          (0.04)            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --           (0.80)         (0.14)            --             --          (1.15)
=================================================================================================================================
    Total distributions                           --           (0.80)         (0.14)            --          (0.04)         (1.15)
=================================================================================================================================
Redemptions fees added to shares of
  beneficial interest                           0.00            0.00           0.00             --             --             --
=================================================================================================================================
Net asset value, end of period               $ 15.23         $ 15.10        $ 13.15        $  9.71        $ 10.80        $ 13.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 0.86%          21.06%         36.90%        (10.09)%       (17.36)%        (8.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $87,537         $74,120        $62,424        $54,029        $81,459        $22,279
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              2.19%(c)        2.44%          2.50%          2.50%          2.50%          2.50%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              2.37%(c)        2.46%          2.55%          2.55%          2.75%          2.64%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            0.88%(c)       (0.61)%        (1.00)%        (0.68)%        (1.44)%        (1.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                        76%            115%           178%            80%           154%           260%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $80,649,979.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED DECEMBER 31,
                                             JUNE 30,        -----------------------------------------------------------------
                                               2005            2004           2003        2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 15.08         $ 13.14         $ 9.71      $10.79         $13.11         $15.62
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  0.07(a)        (0.09)(a)      (0.11)(a)   (0.07)(a)      (0.16)(a)      (0.26)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.06            2.83           3.68       (1.01)         (2.12)         (1.10)
==============================================================================================================================
    Total from investment operations            0.13            2.74           3.57       (1.08)         (2.28)         (1.36)
==============================================================================================================================
Less distributions:
  Dividends from net investment income            --              --             --          --          (0.04)            --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --           (0.80)         (0.14)         --             --          (1.15)
==============================================================================================================================
    Total distributions                           --           (0.80)         (0.14)         --          (0.04)         (1.15)
==============================================================================================================================
Redemptions fees added to shares of
  beneficial interest                           0.00            0.00           0.00          --             --             --
==============================================================================================================================
Net asset value, end of period               $ 15.21         $ 15.08         $13.14      $ 9.71         $10.79         $13.11
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 0.86%          21.00%         36.79%     (10.01)%       (17.37)%        (8.37)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $30,098         $20,375         $9,993      $4,551         $4,600         $1,789
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              2.19%(c)        2.44%          2.50%       2.50%          2.50%          2.50%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              2.37%(c)        2.46%          2.55%       2.55%          2.75%          2.64%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            0.88%(c)       (0.61)%        (1.00)%     (0.68)%        (1.44)%        (1.77)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                        76%            115%           178%         80%           154%           260%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,548,305.
(d)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.73            $ 13.98
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.16(a)            0.07(a)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.07               2.48
=============================================================================================
    Total from investment operations                              0.23               2.55
=============================================================================================
Less distributions from net realized gains                          --              (0.80)
---------------------------------------------------------------------------------------------
Redemptions fees added to shares of beneficial interest           0.00               0.00
=============================================================================================
Net asset value, end of period                                 $ 15.96            $ 15.73
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   1.46%             18.39%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,335            $13,158
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.00%(c)           1.18%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.18%(c)           1.20%(d)
=============================================================================================
Ratio of net investment income to average net assets              2.07%(c)           0.65%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          76%               115%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $21,849,474.
(d)  Not annualized for periods less than one year.
(e)  Annualized.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  J. Philip Ferguson                            COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  Karen Dunn Kelley                             1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                    AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)          AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                      AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                       AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)       AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund               AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)     Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                            Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                    SECTOR EQUITY                 TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)       AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                   AIM Energy Fund(1)                          AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund(1)              AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                    AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)                                 AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)                     AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Technology Fund(1)                      AIM Growth Allocation Fund(9)
AIM Weingarten Fund                          AIM Utilities Fund(1)                       AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                         AIM Moderately Conservative Allocation Fund

                                             ======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                             THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ======================================================================================

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                  GEQ-SAR-1            A I M Distributors,Inc.


                     [YOUR GOALS. OUR SOLUTIONS.] --Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management              --Registered Trademark--
                               Plans    Accounts
========================================================================

                                                      AIM GROWTH ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                 [COVER IMAGE]


                        EFFECTIVE APRIL 29, 2005, AIM AGGRESSIVE ALLOCATION FUND
                                         WAS RENAMED AIM GROWTH ALLOCATION FUND.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM GROWTH ALLOCATION FUND SEEKS LONG-TERM GROWTH OF CAPITAL CONSISTENT WITH A HIGHER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          selected to represent. The underlying        present risks not associated with
                                             funds may change their investment            investing in stocks.
o Class B shares are not available as an     objectives or policies without the
investment for retirement plans              approval of the Fund. If that were to        ABOUT INDEXES USED IN THIS REPORT
maintained pursuant to Section 401 of        occur, the Fund might be forced to
the Internal Revenue Code, including         withdraw its investments from the            o The unmanaged Standard & Poor's
401(k) plans, money purchase pension         underlying funds at a time that is           Composite Index of 500 Stocks (the S&P
plans and profit sharing plans, except       unfavorable to the Fund.                     500--Registered Trademark-- INDEX'S) is
for plans that have existing accounts                                                     an index of common stocks frequently
invested in Class B shares.                  PRINCIPAL RISKS OF INVESTING IN THE          used as a general measure of U.S. stock
                                             UNDERLYING FUNDS                             market performance.
o Class R shares are available only to
certain retirement plans. Please see the     o Investing in a mutual fund that            o The custom growth allocation index
prospectus for more information.             invests in international securities          used in this report is composed of 70%
                                             presents certain risks not associated        Russell 3000 Index, 25% MSCI EAFE Index,
PRINCIPAL RISKS OF INVESTING IN THE FUND     with investing solely in the United          and 5% Lehman High Yield Index.
                                             States. These include risks relating to
o The Fund is a "fund of funds," which       fluctuations in the value of the U.S.        o The unmanaged Russell 3000
means that it invests its assets in          dollar relative to the values of other       --Registered Trademark-- INDEX'S is an
other underlying mutual funds advised by     currencies, the custody arrangements         index of common stocks that measures
A I M Advisors, Inc.                         made for the Fund's foreign holdings,        performance of the largest 3,000 U.S.
                                             differences in accounting, political         companies based on market
o Investors will bear not just their         risks and the lesser degree of public        capitalization.
share of the Fund's operational              information required to be provided by
expenses, but also, indirectly, the          non-U.S. companies.                          o The unmanaged MSCI Europe, Australasia
operating expenses of the underlying                                                      and the Far East Index (the MSCI EAFE
funds.                                       o Investing in a fund that invests in        --Registered Trademark-- INDEX'S) is a
                                             micro, small and mid-sized companies         group of foreign securities tracked by
o The advisor may change the Fund's          involves risks not associated with           Morgan Stanley Capital International.
asset class allocations, the underlying      investing in more established companies,
funds or the target weightings in the        such as business risk, stock price           o The unmanaged LEHMAN HIGH YIELD INDEX'S,
underlying funds at its discretion.          fluctuations and illiquidity.                which represents the performance of
                                                                                          high-yield debt securities, is compiled
o The advisor has the ability to select      o A change in interest rates will affect     by Lehman Brothers, a global investment
and substitute the underlying funds in       the performance of the Fund's                bank.
which the Fund invests, and may be           investments in fixed-income mutual
subject to potential conflicts of            funds.                                       o The unmanaged LIPPER MULTI-CAP CORE'S
interest in selecting underlying funds                                                    FUND INDEX represents an average of the
because it may receive higher fees from      o Investing in funds that invest in          performance of the 30 largest multi-
certain underlying funds than others.        higher-yielding, lower-rated debt            capitalization core funds tracked by
However, as a fiduciary to the Fund, the     securities (commonly known as "junk          Lipper, Inc., an independent mutual fund
advisor is required to act in the Fund's     bonds") has a greater risk of price          performance monitor.
best interest when selecting the             fluctuation and loss of principal and
underlying funds.                            income than investing in funds that          o The Fund is not managed to track the
                                             invest in U.S. government securities         performance of any particular index,
o There is a risk that the advisor's         such as U.S. Treasury bills, notes and       including the indexes defined here, and
evaluations and assumptions regarding        bonds. Treasuries are guaranteed by the      consequently, the performance of the
the Fund's broad asset classes or the        government for repayment of principal        Fund may deviate significantly from the
underlying funds in which the Fund           and interest if held to maturity. Fund       performance of the indexes.
invests may be incorrect based on actual     shares are not insured, and their value
market conditions. There can be no           and yield will vary with market              o A direct investment cannot be made in
assurance that the underlying funds will     conditions. Investors should carefully       an index. Unless otherwise indicated,
achieve their investment objectives, and     assess the risk associated with an           index results include reinvested
the performance of the underlying funds      investment in the Fund.                      dividends, and they do not reflect sales
may be lower than that of the asset                                                       charges. Performance of an index
class they were                              o The Fund may invest in funds that
                                             invest in real estate investment trusts      Continued on Page 5
                                             (REITs), which
                                                                                          ========================================
=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    AADAX
=============================================================================
                                                                                          Class B Shares                    AAEBX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
                                                                                          Class C Shares                    AADCX
AIMINVESTMENTS.COM
                                                                                          Class R Shares                    AADRX

                                                                                          ========================================

AIM GROWTH ALLOCATION FUND


                   DEAR FELLOW AIM SHAREHOLDER:

                   We would like to call your attention to two new elements
                   in this report on your Fund. First, on page 2, is a letter from Bruce Crockett, the independent Chair of the Board of
  [GRAHAM          Trustees of the AIM Funds. We first introduced you to Mr.
   PHOTO]          Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board since
                   1992; he assumed his responsibilities as Chair last October.

                       Mr. Crockett has expressed an interest in keeping
                   shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a
ROBERT H. GRAHAM   valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr.
                   Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                   year is whether to approve the advisory agreement your Fund
 [WILLIAMSON       has with AIM. Essentially, this agreement hires AIM to manage
    PHOTO]         the assets in your Fund. A discussion of the factors the
                   Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                   discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from
MARK H. WILLIAMSON somewhat specialized segments rather than the broad markets.
                   Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                   investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                   Sincerely,

                   /S/ ROBERT H. GRAHAM                  /S/ MARK H. WILLIAMSON

                   Robert H. Graham                      Mark H. Williamson
                   President & Vice Chair, AIM Funds     Chairman & President,
                                                         A I M Advisors, Inc.

                   August 10, 2005

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GROWTH ALLOCATION FUND

                   DEAR FELLOW SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
[CROCKETT          (AIM) that save shareholders approximately $20.8 million
  PHOTO]           annually, based on asset levels as of March 31, 2005. The
                   majority of these expense reductions, which took effect July
                   1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                   two and one-half months of review and discussions, took place BRUCE L. CROCKETT over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                   Sincerely,


                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds


                   August 10, 2005

AIM GROWTH ALLOCATION FUND


MANAGEMENT'S DISCUSSION
OF FUND PERFORMANCE


=====================================================================================        We determine target asset class
                                                                                          weightings and underlying fund
PERFORMANCE SUMMARY                          ========================================     selections for the Fund and also monitor
                                                                                          the Fund on an ongoing basis. The
Your Fund produced positive performance      FUND VS. INDEXES                             underlying funds are actively managed by
at net asset value for the six-month                                                      their respective management teams based
reporting period ended June 30, 2005. The    Total returns, 12/31/04-6/30/05, excluding   on the individual fund objectives,
broad stock market, as represented by        applicable sales charges. If sales           investment strategies and management
the S&P 500 Index, presented lackluster      charges were included, returns would be      techniques.
results during that time and ended the       lower.
period with negative returns.                                                                While the weightings of various
                                             Class A Shares                      0.80%    underlying funds in the portfolio may
   Though the market proved challenging                                                   vary from their targets during the year
for equity holdings, especially              Class B Shares                      0.45     due to market movements, we rebalance
large-cap stocks, the Fund's holdings in                                                  the portfolio annually to maintain its
sector stocks, International stocks,         Class C Shares                      0.45     target asset class allocations.
small- and mid-cap stocks and
fixed-income securities helped the Fund      Class R Shares                      0.71     MARKET CONDITIONS AND YOUR FUND
hold up better than the broad stock
market. The Fund also performed better       S&P 500 Index (Broad Market Index) -0.81     Equity market returns were modestly
than the Custom Growth Allocation Index,                                                  negative during the period, as investors
which approximates the performance of        Custom Growth Allocation Index               were preoccupied with the impact that
the types of holdings owned by the           (Style-specific Index)             -0.22     high energy prices and rising interest
Fund's underlying funds.                                                                  rates might have on continued economic
                                             Lipper Multi-Cap Core Fund Index             and corporate earnings growth.
   Long-term Fund performance                (Peer Group Index)                  0.47
information appears on page 5.                                                               These concerns translated directly
                                             SOURCE: LIPPER,INC.                          into muted or negative returns in most
                                                                                          broad equity market sectors with the
                                             ========================================     exception of energy and utilities.
                                                                                          Energy rallied in response to the
=====================================================================================     record-high oil prices, and utilities
                                                                                          benefited from continued strong demand
HOW WE INVEST                                of the portfolio, and one bond fund, which   in relation to the available production
                                             represents 5%.                               capacity.
Your Fund invests in nine underlying
funds diversified among asset classes           This broad diversification is                The health care sector was one other
(stocks and bonds), investment styles        designed to maximize the probability         area of moderate strength. Though the
(value, blend/core and growth), regions      that during any given period, the            health care sector is not typically
(domestic and international) and market      portfolio will be exposed to market          regarded as a growth sector, investors
capitalizations (small, mid and large).      areas that perform well, while also          were attracted to this more defensive
Underlying funds include eight stock         minimizing volatility by limiting            sector as they saw improving
funds, which represent 95%                   exposure to any area of the market that
                                             may be underperforming.                                                   (continued)

                                                                                          ========================================

                                                                                             TOTAL NET ASSETS     $163.0 MILLION

====================================================================================================================================

PORTFOLIO COMPOSITION
                                                                                     TARGET      % OF TOTAL NET ASSETS
ASSET CLASS                        FUND                                            ALLOCATION        AS OF 6/30/05

Large Cap Value                    AIM Large Cap Basic Value Fund                     17.5%             17.4%

Large Cap Growth                   AIM Large Cap Growth Fund                          20.0              20.0

Mid Cap Growth                     AIM Dynamics Fund                                   5.0               5.0

Small Cap                          AIM Small Cap Growth Fund                          10.0              10.1

International/Global Growth        AIM International Growth Fund                      12.5              12.5

International/Global Blend         AIM International Core Equity Fund                 12.5              12.5

Sector                             AIM Multi-Sector Fund                              12.5              12.5

Real Estate                        AIM Real Estate Fund                                5.0               5.0

Taxable Non-Investment Grade       AIM High Yield Fund                                 5.0               5.0

The Fund purchases Institutional Class shares of the underlying funds. Institutional class shares have no sales charge.
The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.
Figures for % of Total Net Assets closely match Target Allocations because annual rebalancing was performed near end of period.

====================================================================================================================================

AIM GROWTH ALLOCATION FUND

fundamentals such as stronger balance        stock selection as well as from a market     The views and opinions expressed in
sheets and cash-flow growth.                 trend. The fund focuses on                   management's discussion of Fund
                                             mid-capitalization stocks, and mid-caps      performance are those of A I M Advisors,
   AIM High Yield Fund, representing the     outperformed small-cap and large-cap         Inc. These views and opinions are
Fund's 5% allocation to fixed-income         stocks for the six-month period.             subject to change at any time based on
securities, made a positive contribution                                                  factors such as market and economic
to Fund returns. Having lowered its risk     o AIM International Growth Fund              conditions. These views and opinions may
profile toward the end of 2004, this         performed well compared with similar         not be relied upon as investment advice
fund was able to ride out the high yield     funds and boosted Fund results. Strong       or recommendations, or as an offer for a
market correction of early 2005 with         stock selection in France and Germany        particular security. The information is
better returns than its index. The high      aided performance despite weaker             not a complete analysis of every aspect
yield sector gained traction again in        economic sentiment there. International      of any market, country, industry,
May and June, and both the sector and        stocks generally did well in their local     security or the Fund. Statements of fact
the fund ended the six months with           currencies, but as the U.S. dollar           are from sources considered reliable,
modest gains.                                strengthened in relation to major            but A I M Advisors, Inc. makes no
                                             foreign currencies during the period,        representation or warranty as to their
   Market gains in the period                the profits shrank when they were            completeness or accuracy. Although
                                             translated into U.S. dollars.                historical performance is no guarantee
      occurred primarily in a                                                             of future results, these insights may
                                                AIM Large Cap Basic Value Fund, AIM       help you understand our investment
    few select areas such as                 Large Cap Growth Fund and AIM                management philosophy.
                                             International Core Equity Fund had
      energy, real estate and                negative results, as large-                        See important Fund and index
                                             capitalization stocks underperformed             disclosures inside front cover.
          health care ...                    mid-cap and small-cap stocks for the
                                             period.
   Within the Fund's 95% equity                                                                          GARY WENDLER, Senior Vice
component, five of the eight equity             The fact that the Fund was able to        [WENDLER       President, is manager of
funds also contributed positively to         produce positive results--despite             PHOTO]        AIM Growth Allocation Fund.
performance in the period:                   negative returns from three of the funds                    He began his career in the
                                             with the largest target                                     investment industry in 1986
o AIM Multi Sector Fund was the leading      allocations--demonstrates the advantages     and joined AIM in 1995. Mr. Wendler
contributor during the period. Its           of diversification. Holdings in funds        holds a B.B.A. in finance from Texas A&M
performance was driven primarily by the      that focus on mid-cap and small-cap          University.
fund's energy holdings, which benefited      stocks, which outperformed in the
from the high oil prices during the          period, helped make up for the losses on
period. The fund's health care holdings      large-caps. Market gains in the period
also participated in the strength of         occurred primarily in a few select areas
that sector and contributed favorably.       such as energy, real estate and health
                                             care, while other sectors lagged. By
o AIM Real Estate Fund made a                holding diverse sectors, the Fund was
significant contribution to Fund             able to capture gains from these, even
performance as well. Real estate             as other sectors disappointed. The
experienced a market correction early in     fixed-income holding provided a further
2005, but rebounded in the second            boost in a market that was difficult for
quarter due to strong institutional and      equities in general.
retail demand for real estate
investments. Regional malls and              IN CLOSING
apartments were among top-performing
property types for the fund in the           AIM Growth Allocation Fund is intended
latter half of the period.                   for the investor with a relatively high
                                             risk tolerance. Your Fund was designed
o AIM Small Cap Growth Fund also             to improve investors' chances that
contributed, having produced positive        during any given period, the portfolio
returns while commonly used small-cap        would include some market areas that
indexes had negative results. We             would perform well, and limit exposure
attributed the fund's outperformance to      to any market areas that might be
the managers' adherence to two key           underperforming. The percentage of the
strategic principles: they managed risk      Fund's net assets invested in each of
by keeping the portfolio's sector            the underlying funds was set at target
weightings in line with the index and        levels at inception to provide broad
achieved better results than the index       diversification across asset classes,
by strong stock selection.                   investment styles, regions and market
                                             capitalizations.
o AIM Dynamics Fund benefited from
strong                                          We remain committed to these
                                             strategies, and as always, we thank you
                                             for your continued investment in AIM
                                             Growth Allocation Fund.

AIM GROWTH ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended June 30,2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

========================================     THE PERFORMANCE DATA QUOTED REPRESENT        (CDSC) FOR THE PERIOD INVOLVED. THE CDSC
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        ON CLASS B SHARES DECLINES FROM 5%
AVERAGE ANNUAL TOTAL RETURNS                 COMPARABLE FUTURE RESULTS; CURRENT           BEGINNING AT THE TIME OF PURCHASE TO 0%
                                             PERFORMANCE MAY BE LOWER OR HIGHER.          AT THE BEGINNING OF THE SEVENTH YEAR.
As of 6/30/05, including applicable sales    PLEASE VISIT AIMINVESTMENTS.COM FOR THE      THE CDSC ON CLASS C SHARES IS 1% FOR THE
charges                                      MOST RECENT MONTH-END PERFORMANCE.           FIRST YEAR AFTER PURCHASE. CLASS R
                                             PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DO NOT HAVE A FRONT-END SALES
CLASS A SHARES                               DISTRIBUTIONS, CHANGES IN NET ASSET          CHARGE; RETURNS SHOWN ARE AT NET ASSET
Inception (4/30/04)              6.63%       VALUE AND THE EFFECT OF THE MAXIMUM          VALUE AND DO NOT REFLECT A 0.75% CDSC
 1 Year                          3.76        SALES CHARGE UNLESS OTHERWISE STATED.        THAT MAY BE IMPOSED ON A TOTAL
                                             INVESTMENT RETURN AND PRINCIPAL VALUE        REDEMPTION OF RETIREMENT PLAN ASSETS
CLASS B SHARES                               WILL FLUCTUATE SO THAT YOU MAY HAVE A        WITHIN THE FIRST YEAR.
Inception (4/30/04)              7.76%       GAIN OR LOSS WHEN YOU SELL SHARES.
 1 Year                          3.97                                                        THE PERFORMANCE OF THE FUND'S SHARE
                                                CLASS A SHARE PERFORMANCE REFLECTS        CLASSES WILL DIFFER DUE TO DIFFERENT
CLASS C SHARES                               THE MAXIMUM 5.50% SALES CHARGE, AND          SALES CHARGE STRUCTURES AND CLASS
Inception (4/30/04)             11.14%       CLASS B AND CLASS C SHARE PERFORMANCE        EXPENSES.
 1 Year                          7.97        REFLECTS THE APPLICABLE CONTINGENT
                                             DEFERRED SALES CHARGE                           HAD THE ADVISOR NOT WAIVED FEES
CLASS R SHARES                                                                            AND/OR REIMBURSED EXPENSES, PERFORMANCE
Inception (4/30/04)             11.70%                                                    WOULD HAVE BEEN LOWER.
 1 Year                          9.51

========================================


Continued from inside front cover            shareholders. For the first and third        charge,upon request, from our Client
                                             quarters, the Fund files the lists with      Services department at 800-959-4246 or
of funds reflects fund expenses;             the Securities and Exchange Commission       on the AIM Web site, AIMinvestments.com.
performance of a market index does not.      (SEC) on Form N-Q. The most recent list      On the home page, scroll down and click
                                             of portfolio holdings is available at        on AIM Funds Proxy Policy. The
OTHER INFORMATION                            AIMinvestments.com. From our home page,      information is also available on the SEC
                                             click on Products & Performance, then        Web site, sec.gov.
o The returns shown in management's          Mutual Funds, then Fund Overview. Select
discussion of Fund performance are based     your Fund from the drop-down menu and        Information regarding how the Fund voted
on net asset values calculated for           click on Complete Quarterly Holdings.        proxies related to its portfolio
shareholder transactions. Generally          Shareholders can also look up the Fund's     securities during the 12 months ended
accepted accounting principles require       Forms N-Q on the SEC's Web site at           June 30, 2005, is available at our Web
adjustments to be made to the net assets     sec.gov. And copies of the Fund's Forms      site. Go to AIMinvestments.com, access
of the Fund at period end for financial      N-Q may be reviewed and copied at the        the About Us tab, click on Required
reporting purposes, and as such, the net     SEC's Public Reference Room at 450 Fifth     Notices and then click on Proxy Voting
asset values for shareholder                 Street, N.W., Washington,D.C.                Activity. Next, select the Fund from the
transactions and the returns based on        20549-0102. You can obtain information       drop-down menu. The information is also
those net asset values may differ from       on the operation of the Public Reference     available on the SEC Web site,sec.gov.
the net asset values and returns             Room, including information about
reported in the Financial Highlights.        duplicating fee charges, by calling
                                             1-202-942-8090 or 1-800-732-0330, or by
The Fund provides a complete list of its     electronic request at the following
holdings four times in each fiscal year,     e-mail address: publicinfo@sec.gov. The
at the quarter-ends. For the second and      SEC file numbers for the Fund are
fourth quarters, the lists appear in the     811-2699 and 2-57526.
Fund's semiannual and annual reports to
                                             A description of the policies and
                                             procedures that the Fund uses to
                                             determine how to vote proxies relating
                                             to portfolio securities is available
                                             without

AIM GROWTH ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES       expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
EXAMPLE                                      $1,000 (for example, an $8,600 account       actual ending account balance or
                                             value divided by $1,000 = 8.6), then         expenses you paid for the period. You
As a shareholder of the Fund, you incur      multiply the result by the number in the     may use this information to compare the
two types of costs: (1) transaction          table under the heading entitled "Actual     ongoing costs of investing in the Fund
costs, which may include sales charges       Expenses Paid During Period" to estimate     and other funds. To do so, compare this
(loads) on purchase payments; contingent     the expenses you paid on your account        5% hypothetical example with the 5%
deferred sales charges on redemptions;       during this period.                          hypothetical examples that appear in the
and redemption fees, if any; and (2)                                                      shareholder reports of the other funds.
ongoing costs, including management          HYPOTHETICAL EXAMPLE FOR
fees; distribution and/or service fees       COMPARISON PURPOSES                             Please note that the expenses shown
(12b-1); and other Fund expenses. This                                                    in the table are meant to highlight your
example is intended to help you                 The table below also provides             ongoing costs only and do not reflect
understand your ongoing costs (in            information about hypothetical account       any transactional costs, such as sales
dollars) of investing in the Fund and to     values and hypothetical expenses based       charges (loads) on purchase payments,
compare these costs with ongoing costs       on the Fund's actual expense ratio and       contingent deferred sales charges on
of investing in other mutual funds. The      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
example is based on an investment of         before expenses, which is not the Fund's     any. Therefore, the hypothetical
$1,000 invested at the beginning of the      actual return. The Fund's actual             information is useful in comparing
period and held for the entire period        cumulative total returns at net asset        ongoing costs only, and will not help
January 1, 2005, through June 30, 2005.      value after expenses for the six months      you determine the relative total costs
                                             ended June 30, 2005, appear in the table     of owning different funds. In addition,
ACTUAL EXPENSES                              "Fund vs. Indexes" on page 3.                if these transactional costs were
                                                                                          included, your costs would have been
The table below provides information                                                      higher.
about actual account values and actual
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                        ACTUAL                                  HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT       ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                     EXPENSES
SHARE             VALUE                  VALUE                 PAID DURING           VALUE                         PAID DURING
CLASS            (1/1/05)             (6/30/05)(1)             PERIOD(2,3)         (6/30/05)                        PERIOD(2,4)
  A             $1,000.00              $1,008.00                  $2.59            $1,022.22                        $2.61
  B              1,000.00               1,004.50                   5.81             1,018.99                         5.86
  C              1,000.00               1,004.50                   5.81             1,018.99                         5.86
  R              1,000.00               1,007.10                   3.33             1,021.47                         3.36

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (0.52%, 1.17%, 1.17% and 0.67% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12b-1 plan fees for Class A to 0.25%.
    The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.42% for the Class A shares.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.09 for the Class A shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.11 for the Class A shares.

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON     For More Information Visit
                                                                                          IMAGE]     AIMINVESTMENTS.COM

AIM GROWTH ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The nature and extent of the advisory      o Fees relative to those of comparable
Series (the "Board") oversees the            services to be provided by AIM. The          funds with other advisors. The Board
management of AIM Growth Allocation Fund     Board reviewed the services to be            noted that AIM does not charge the Fund
(the "Fund") and, as required by law,        provided by AIM under the Advisory           any advisory fees pursuant to the
determines annually whether to approve       Agreement. Based on such review, the         Advisory Agreement, although the
the continuance of the Fund's advisory       Board concluded that the range of            underlying funds in which the Fund
agreement with A I M Advisors, Inc.          services to be provided by AIM under the     invests pay AIM advisory fees.
("AIM"). Based upon the recommendation       Advisory Agreement was appropriate and
of the Investments Committee of the          that AIM currently is providing services     o Expense limitations and fee waivers.
Board, which is comprised solely of          in accordance with the terms of the          The Board noted that AIM has
independent trustees, at a meeting held      Advisory Agreement.                          contractually agreed to waive fees
on June 30, 2005, the Board, including                                                    and/or limit expenses of the Fund
all of the independent trustees,             o The quality of services to be provided     through December 31, 2005 in an amount
approved the continuance of the advisory     by AIM. The Board reviewed the               necessary to limit other expenses to a
agreement (the "Advisory Agreement")         credentials and experience of the            specified percentage of average daily
between the Fund and AIM for another         officers and employees of AIM who will       net assets for each class of the Fund.
year, effective July 1, 2005.                provide investment advisory services to      The Board considered the contractual
                                             the Fund. In reviewing the                   nature of this fee waiver/expense
    The Board considered the factors         qualifications of AIM to provide             limitation and noted that it remains in
discussed below in evaluating the            investment advisory services, the Board      effect through December 31, 2005. The
fairness and reasonableness of the           reviewed the qualifications of AIM's         Board considered the effect this fee
Advisory Agreement at the meeting on         investment personnel and considered such     waiver/expense limitation would have on
June 30, 2005 and as part of the Board's     issues as AIM's portfolio and product        the Fund's estimated expenses and
ongoing oversight of the Fund. In their      review process, various back office          concluded that the levels of fee
deliberations, the Board and the             support functions provided by AIM and        waivers/expense limitations for the Fund
independent trustees did not identify        AIM's equity and fixed income trading        were fair and reasonable.
any particular factor that was               operations. Based on the review of these
controlling, and each trustee attributed     and other factors, the Board concluded       o Breakpoints and economies of scale.
different weights to the various             that the quality of services to be           The Board noted that AIM does not charge
factors.                                     provided by AIM was appropriate and that     the Fund any advisory fees pursuant to
                                             AIM currently is providing satisfactory      the Advisory Agreement, although the
    One of the responsibilities of the       services in accordance with the terms of     underlying funds in which the Fund
Senior Officer of the Fund, who is           the Advisory Agreement.                      invests pay AIM advisory fees.
independent of AIM and AIM's affiliates,
is to manage the process by which the        o The performance of the Fund relative       o Investments in affiliated money market
Fund's proposed management fees are          to comparable funds. Not applicable          funds. Not applicable because the Fund
negotiated to ensure that they are           because the Fund has recently commenced      does not invest in affiliated money
negotiated in a manner which is at arm's     operations.                                  market funds.
length and reasonable. To that end, the
Senior Officer must either supervise a       o The performance of the Fund relative       o Independent written evaluation and
competitive bidding process or prepare       to indices. Not applicable because the       recommendations of the Fund's Senior
an independent written evaluation. The       Fund has recently commenced operations.      Officer. The Board noted that, upon
Senior Officer has recommended an                                                         their direction, the Senior Officer of
independent written evaluation in lieu       o Meeting with the Fund's portfolio          the Fund had prepared an independent
of a competitive bidding process and,        managers and investment personnel. With      written evaluation in order to assist
upon the direction of the Board, has         respect to the Fund, the Board is            the Board in determining the
prepared such an independent written         meeting periodically with such Fund's        reasonableness of the proposed
evaluation. Such written evaluation also     portfolio managers and/or other              management fees of the AIM Funds,
considered certain of the factors            investment personnel and believes that       including the Fund. The Board noted that
discussed below. In addition, as             such individuals are competent and able      the Senior Officer's written evaluation
discussed below, the Senior Officer made     to continue to carry out their               had been relied upon by the Board in
certain recommendations to the Board in      responsibilities under the Advisory          this regard in lieu of a competitive
connection with such written evaluation.     Agreement.                                   bidding process. In determining whether
                                                                                          to continue the Advisory Agreement for
    The discussion below serves as a         o Overall performance of AIM. The Board      the Fund, the Board considered the
summary of the Senior Officer's              considered the overall performance of        Senior Officer's written evaluation and
independent written evaluation and           AIM in providing investment advisory and     the recommendation made by the Senior
recommendations to the Board in              portfolio administrative services to the     Officer to the Board that the Board
connection therewith, as well as a           Fund and concluded that such performance     consider implementing a process to
discussion of the material factors and       was satisfactory.                            assist them in more closely monitoring
the conclusions with respect thereto                                                      the performance of the AIM Funds. The
that formed the basis for the Board's        o Fees relative to those of clients of       Board concluded that it would be
approval of the Advisory Agreement.          AIM with comparable investment               advisable to implement such a process as
After consideration of all of the            strategies. The Board noted that AIM         soon as reasonably practicable.
factors below and based on its informed      does not charge the Fund any advisory
business judgment, the Board determined      fees pursuant to the Advisory Agreement,     o Profitability of AIM and its
that the Advisory Agreement is in the        although the underlying funds in which       affiliates. The Board noted that AIM
best interests of the Fund and its           the Fund invests pay AIM advisory fees.      does not charge the Fund any advisory
shareholders and that the compensation                                                    fees pursuant to the Advisory Agreement,
to AIM under the Advisory Agreement is                                                    although the underlying funds in which
fair and reasonable and would have been                                                   the Fund invests pay AIM advisory fees.
obtained through arm's length
negotiations.                                                                                                          (continued)


AIM GROWTH ALLOCATION FUND

o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
Board considered the benefits realized       determining whether to continue the
by AIM as a result of brokerage              Advisory Agreement for the Fund, the
transactions executed through "soft          Board considered the fact that AIM,
dollar" arrangements. Under these            along with others in the mutual fund
arrangements, brokerage commissions paid     industry, is subject to regulatory
by the Fund and/or other funds advised       inquiries and litigation related to a
by AIM are used to pay for research and      wide range of issues. The Board also
execution services. This research is         considered the governance and compliance
used by AIM in making investment             reforms being undertaken by AIM and its
decisions for the Fund. The Board            affiliates, including maintaining an
concluded that such arrangements were        internal controls committee and
appropriate.                                 retaining an independent compliance
                                             consultant, and the fact that AIM has
o AIM's financial soundness in light of      undertaken to cause the Fund to operate
the Fund's needs. The Board considered       in accordance with certain governance
whether AIM is financially sound and has     policies and practices. The Board
the resources necessary to perform its       concluded that these actions indicated a
obligations under the Advisory               good faith effort on the part of AIM to
Agreement, and concluded that AIM has        adhere to the highest ethical standards,
the financial resources necessary to         and determined that the current
fulfill its obligations under the            regulatory and litigation environment to
Advisory Agreement.                          which AIM is subject should not prevent
                                             the Board from continuing the Advisory
o Historical relationship between the        Agreement for the Fund.
Fund and AIM. In determining whether to
continue the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to maintain the
current relationship, in part, because
of such knowledge. The Board also
reviewed the general nature of the non-
investment advisory services currently
performed by AIM and its affiliates,
such as administrative, transfer agency
and distribution services, and the fees
received by AIM and its affiliates for
performing such services. In addition to
reviewing such services, the trustees
also considered the organizational
structure employed by AIM and its
affiliates to provide those services.
Based on the review of these and other
factors, the Board concluded that AIM
and its affiliates were qualified to
continue to provide non-investment
advisory services to the Fund, including
administrative, transfer agency and
distribution services, and that AIM and
its affiliates currently are providing
satisfactory non-investment advisory
services.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05


AIM GROWTH ALLOCATION FUND

EFFECTIVE APRIL 29,2005,AIM AGGRESSIVE ALLOCATION FUND WAS RENAMED AIM GROWTH ALLOCATION FUND

                                             =========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (4/30/04)                12.25%     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     1 Year                             10.14      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings. Institutional    6 Months*                           0.89      ASSET VALUE. INVESTMENT RETURN AND
Class shares are offered exclusively to                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
institutional investors, including           *Cumulative total return that has not         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
defined contribution plans that meet         been annualized                               OR LESS THAN THEIR ORIGINAL COST. SEE
certain criteria.                            =========================================     FULL REPORT FOR INFORMATION ON
                                                                                           COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      YOUR FUND PROSPECTUS FOR MORE
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.     INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES WOULD HAVE HAD     MONTH-END PERFORMANCE, PLEASE CALL
                                             DIFFERENT RETURNS DUE TO DIFFERENCES IN       800-451-4246 OR VISIT AIMinvestments.com.
                                             THE EXPENSE STRUCTURE OF THE
                                             INSTITUTIONAL CLASS.

=========================================
FUND NASDAQ SYMBOL

AIM Growth Allocation Fund          AADIX
=========================================


                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com       GAL-INS-2              YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or expenses
ongoing costs, including management fees     result by the number in the table under       you paid for the period. You may use this
and other Fund expenses. This example is     the heading entitled "Actual Expenses         information to compare the ongoing costs
intended to help you understand your         Paid During Period" to estimate the           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      expenses you paid on your account during      To do so, compare this 5% hypothetical
in the Fund and to compare these costs       this period.                                  example with the 5% hypothetical examples
with ongoing costs of investing in other                                                   that appear in the shareholder reports of
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown in
entire period January 1, 2005, through       The table below also provides information     the table are meant to highlight your
June 30, 2005.                               about hypothetical account values and         ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's     hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate      comparing ongoing costs only, and will
                                             of return of 5% per year before expenses,     not help you determine the relative total
The table below provides information         which is not the Fund's actual return.        costs of owning different funds.
about actual account values and actual       The Fund's actual cumulative total return
expenses. You may use the information in     after expenses for the six months ended
this table, together with the amount you     June 30, 2005, appears in the table on
invested, to estimate the expenses that      the front of this supplement.
you paid over the period. Simply

===================================================================================================================================

                                                                 ACTUAL                                   HYPOTHETICAL
                                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT            EXPENSES
   SHARE                     VALUE                     VALUE              PAID DURING               VALUE                PAID DURING
   CLASS                    (1/1/05)                (6/30/05)(1)            PERIOD(2)              (6/30/05)              PERIOD(2)
Institutional              $ 1,000.00                $ 1,008.90           $     0.84              $ 1,023.95              $    0.85


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.17% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================


AIMinvestments.com                 GAL-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
MUTUAL FUNDS-100.05%(A)

AIM Dynamics Fund-Institutional
  Class-5.04%(b)                                 483,893   $  8,221,334
-----------------------------------------------------------------------
AIM High Yield Fund-Institutional Class-5.04%  1,845,212      8,211,192
-----------------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional Class-12.44%              1,799,255     20,277,605
-----------------------------------------------------------------------
AIM International Growth Fund-Institutional
  Class-12.47%(b)                                989,447     20,333,137
-----------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class-17.44%(b)                              2,100,311     28,438,215
-----------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class-20.00%(b)                              3,296,160     32,599,024
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MUTUAL FUNDS-(CONTINUED)

AIM Multi-Sector Fund-Institutional
  Class-12.47%                                   887,812   $ 20,322,022
-----------------------------------------------------------------------
AIM Real Estate Fund-Institutional
  Class-5.03%                                    302,716      8,206,619
-----------------------------------------------------------------------
AIM Small Cap Growth Fund-Institutional
  Class-10.12%(b)                                580,102     16,492,310
=======================================================================
TOTAL INVESTMENTS-100.05% (Cost $155,102,245)               163,101,458
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                           (85,497)
=======================================================================
NET ASSETS-100.00%                                         $163,015,961
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 3.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments in affiliated underlying funds,
  at market value (cost $155,102,245)          $163,101,458
-----------------------------------------------------------
Cash                                                 60,140
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  575,932
-----------------------------------------------------------
  Dividends                                          49,283
-----------------------------------------------------------
  Fund expenses absorbed                             10,177
-----------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                   2,907
-----------------------------------------------------------
Other assets                                         53,900
===========================================================
    Total assets                                163,853,797
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             670,802
-----------------------------------------------------------
  Fund shares reacquired                             14,555
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  3,547
-----------------------------------------------------------
Accrued distribution fees                            82,337
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              116
-----------------------------------------------------------
Accrued transfer agent fees                          32,832
-----------------------------------------------------------
Accrued operating expenses                           33,647
===========================================================
    Total liabilities                               837,836
===========================================================
Net assets applicable to shares outstanding    $163,015,961
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $154,688,239
-----------------------------------------------------------
Undistributed net investment income (loss)         (193,396)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             521,905
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      7,999,213
===========================================================
                                               $163,015,961
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 83,246,742
___________________________________________________________
===========================================================
Class B                                        $ 46,793,430
___________________________________________________________
===========================================================
Class C                                        $ 24,932,668
___________________________________________________________
===========================================================
Class R                                        $  7,928,668
___________________________________________________________
===========================================================
Institutional Class                            $    114,453
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           7,337,057
___________________________________________________________
===========================================================
Class B                                           4,148,602
___________________________________________________________
===========================================================
Class C                                           2,211,057
___________________________________________________________
===========================================================
Class R                                             700,080
___________________________________________________________
===========================================================
Institutional Class                                  10,057
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.35
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.35 divided
      by 94.50%)                               $      12.01
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.28
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.28
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      11.33
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.38
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  297,423
========================================================================

EXPENSES:

Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     4,129
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        105,890
------------------------------------------------------------------------
  Class B                                                        174,219
------------------------------------------------------------------------
  Class C                                                         90,753
------------------------------------------------------------------------
  Class R                                                         15,576
------------------------------------------------------------------------
Market timing and litigation expenses                             38,425
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       162,109
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             4
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          7,994
------------------------------------------------------------------------
Registration and filing fees                                      73,425
------------------------------------------------------------------------
Other                                                             49,274
========================================================================
    Total expenses                                               746,593
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                   (257,708)
========================================================================
    Net expenses                                                 488,885
========================================================================
Net investment income (loss)                                    (191,462)
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds               374,241
========================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                             2,034,659
========================================================================
Net gain from affiliated underlying funds                      2,408,900
========================================================================
Net increase in net assets resulting from operations          $2,217,438
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the period April 30, 2004 (Date operations commenced) through December 31, 2004
(Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss) from affiliated underlying
    funds                                                     $   (191,462)   $    18,446
------------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds               374,241        350,300
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                             2,034,659      5,964,554
==========================================================================================
    Net increase in net assets resulting from operations         2,217,438      6,333,300
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --       (166,197)
------------------------------------------------------------------------------------------
  Class B                                                               --        (56,952)
------------------------------------------------------------------------------------------
  Class C                                                               --        (29,244)
------------------------------------------------------------------------------------------
  Class R                                                               --         (5,483)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --           (617)
==========================================================================================
    Total distributions from net investment income                      --       (258,493)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --         (3,264)
------------------------------------------------------------------------------------------
  Class B                                                               --         (1,898)
------------------------------------------------------------------------------------------
  Class C                                                               --           (975)
------------------------------------------------------------------------------------------
  Class R                                                               --           (119)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --            (10)
==========================================================================================
    Total distributions from net realized gains                         --         (6,266)
==========================================================================================
    Decrease in net assets resulting from distributions                 --       (264,759)
==========================================================================================
Share transactions-net:
  Class A                                                       42,672,084     36,288,349
------------------------------------------------------------------------------------------
  Class B                                                       23,868,897     20,477,991
------------------------------------------------------------------------------------------
  Class C                                                       13,078,949     10,599,924
------------------------------------------------------------------------------------------
  Class R                                                        6,427,772      1,215,379
------------------------------------------------------------------------------------------
  Institutional Class                                                   --        100,637
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               86,047,702     68,682,280
==========================================================================================
    Net increase in net assets                                  88,265,140     74,750,821
==========================================================================================

NET ASSETS:

  Beginning of period                                           74,750,821             --
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(193,396) and $(1,934), respectively)   $163,015,961    $74,750,821
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Allocation Fund, formerly AIM Aggressive Allocation Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.17% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the limit stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2005, AIM waived fees of $57,170 and reimbursed expenses of $160,517.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $38,425.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $162,109 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $105,890, $174,219, $90,753 and $15,576, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $122,488 in front-end sales commissions from the sale of Class A shares and $4, $12,448, $3,469 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the six months ended June 30, 2005.


INVESTMENTS IN AFFILIATES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics
  Fund-
  Institutional
  Class           $ 3,781,016      $ 4,312,664        $   (46,313)       $  170,016      $  8,221,334     $     --      $  3,951
----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield
  Fund-
  Institutional
  Class             3,610,019        4,734,403            (29,663)         (104,222)        8,211,192      210,308           655
----------------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Core Equity
  Fund-
  Institutional
  Class             9,502,721       11,130,717            (76,549)         (288,903)       20,277,605           --         9,619
----------------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Growth Fund-
  Institutional
  Class             9,688,825       10,781,660           (349,398)          145,678        20,333,137           --        66,372
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Basic Value
  Fund-
  Institutional
  Class            12,836,834       15,535,845           (104,858)          165,608        28,438,215           --         4,786
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Growth Fund-
  Institutional
  Class            14,582,137       17,939,362           (117,929)          190,134        32,599,024           --         5,320
----------------------------------------------------------------------------------------------------------------------------------
AIM
  Multi-Sector
  Fund-
  Institutional
  Class             9,340,168       10,781,660           (778,195)          871,600        20,322,022           --       106,789
----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate
  Fund-
  Institutional
  Class             3,967,454        4,399,934           (693,024)          363,441         8,206,619       87,115       168,814
----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap
  Growth Fund-
  Institutional
  Class             7,438,317        8,625,328           (100,577)          521,307        16,492,310           --         7,935
==================================================================================================================================
  Total           $74,747,491      $88,241,573        $(2,296,506)       $2,034,659      $163,101,458     $297,423      $374,241
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,596.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,116 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended June 30, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2005 was $88,241,573 and $2,296,506, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $7,995,102
==============================================================================
Net unrealized appreciation of investment securities               $7,995,102
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $155,106,356.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               APRIL 30, 2004
                                                                                              (DATE OPERATIONS
                                                                                               COMMENCED) TO
                                                                  SIX MONTHS ENDED              DECEMBER 31,
                                                                   JUNE 30, 2005                    2004
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     4,149,814    $46,096,603    3,574,709    $37,105,068
------------------------------------------------------------------------------------------------------------------
  Class B                                                     2,467,357     27,313,855    2,065,422     21,235,832
------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,301,152     14,385,668    1,082,947     11,184,543
------------------------------------------------------------------------------------------------------------------
  Class R                                                       620,367      6,870,639      142,688      1,465,707
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --       10,001        100,010
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --             --       14,820        164,949
------------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --        5,195         57,658
------------------------------------------------------------------------------------------------------------------
  Class C                                                            --             --        2,647         29,375
------------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --          504          5,602
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --           56            627
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        93,076      1,031,746       14,680        152,114
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (93,518)    (1,031,746)     (14,728)      (152,114)
==================================================================================================================
Reacquired:
  Class A                                                      (401,309)    (4,456,265)    (108,733)    (1,133,782)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (218,151)    (2,413,212)     (62,975)      (663,385)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (117,993)    (1,306,719)     (57,696)      (613,994)
------------------------------------------------------------------------------------------------------------------
  Class R                                                       (39,639)      (442,867)     (23,840)      (255,930)
==================================================================================================================
                                                              7,761,156    $86,047,702    6,645,697    $68,682,280
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                            CLASS A
                                                              ------------------------------------
                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          (DATE OPERATIONS
                                                                ENDED              COMMENCED) TO
                                                               JUNE 30,             DECEMBER 31,
                                                                 2005                   2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.26                $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)               0.03(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.09                   1.28
==================================================================================================
    Total from investment operations                              0.09                   1.31
==================================================================================================
Less distributions:
  Dividends from net investment income                              --                  (0.05)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                  (0.00)
==================================================================================================
    Total distributions                                             --                  (0.05)
==================================================================================================
Net asset value, end of period                                 $ 11.35                $ 11.26
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   0.80%                 13.12%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $83,247                $39,368
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.52%(c)               0.52%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.95%(c)               1.31%(d)
==================================================================================================
Estimated underlying fund expenses(e)                             0.96%                  0.96%
==================================================================================================
Ratio of net investment income to average net assets             (0.02)%(c)              0.40%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           2%                     2%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $61,010,223.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

                                                                            CLASS B
                                                              ------------------------------------
                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          (DATE OPERATIONS
                                                                ENDED              COMMENCED) TO
                                                               JUNE 30,             DECEMBER 31,
                                                                 2005                   2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.23                $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)              (0.02)(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.09                   1.28
==================================================================================================
    Total from investment operations                              0.05                   1.26
==================================================================================================
Less distributions:
  Dividends from net investment income                              --                  (0.03)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                  (0.00)
==================================================================================================
    Total distributions                                             --                  (0.03)
==================================================================================================
Net asset value, end of period                                 $ 11.28                $ 11.23
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   0.45%                 12.61%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $46,793                $22,384
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.17%(c)               1.17%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.60%(c)               1.96%(d)
==================================================================================================
Estimated underlying fund expenses(e)                             0.96%                  0.96%
==================================================================================================
Ratio of net investment income (loss) to average net assets      (0.67)%(c)             (0.25)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           2%                     2%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,132,637.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

                                                                            CLASS C
                                                              ------------------------------------
                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          (DATE OPERATIONS
                                                                ENDED              COMMENCED) TO
                                                               JUNE 30,             DECEMBER 31,
                                                                 2005                   2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.23                $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)              (0.02)(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.09                   1.28
==================================================================================================
    Total from investment operations                              0.05                   1.26
==================================================================================================
Less distributions:
  Dividends from net investment income                              --                  (0.03)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                  (0.00)
==================================================================================================
    Total distributions                                             --                  (0.03)
==================================================================================================
Net asset value, end of period                                 $ 11.28                $ 11.23
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   0.45%                 12.61%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $24,933                $11,543
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.17%(c)               1.17%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.60%(c)               1.96%(d)
==================================================================================================
Estimated underlying fund expenses(e)                             0.96%                  0.96%
==================================================================================================
Ratio of net investment income (loss) to average net assets      (0.67)%(c)             (0.25)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           2%                     2%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,301,103.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

                                                                            CLASS R
                                                              ------------------------------------
                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          (DATE OPERATIONS
                                                                ENDED              COMMENCED) TO
                                                               JUNE 30,             DECEMBER 31,
                                                                 2005                   2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.25                 $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)               0.02(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.09                   1.28
==================================================================================================
    Total from investment operations                              0.08                   1.30
==================================================================================================
Less distributions:
  Dividends from net investment income                              --                  (0.05)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                  (0.00)
==================================================================================================
    Total distributions                                             --                  (0.05)
==================================================================================================
Net asset value, end of period                                  $11.33                 $11.25
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   0.71%                 12.98%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,929                 $1,342
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(c)               0.67%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.10%(c)               1.46%(d)
==================================================================================================
Estimated underlying fund expenses(e)                             0.96%                  0.96%
==================================================================================================
Ratio of net investment income to average net assets             (0.17)%(c)              0.25%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           2%                     2%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,281,830.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

                                                                      INSTITUTIONAL CLASS
                                                              ------------------------------------
                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          (DATE OPERATIONS
                                                                ENDED              COMMENCED) TO
                                                               JUNE 30,             DECEMBER 31,
                                                                 2005                   2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.28                 $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02(a)                0.05(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08                   1.29
==================================================================================================
    Total from investment operations                              0.10                   1.34
==================================================================================================
Less distributions:
  Dividends from net investment income                              --                  (0.06)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                  (0.00)
==================================================================================================
    Total distributions                                             --                  (0.06)
==================================================================================================
Net asset value, end of period                                  $11.38                 $11.28
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   0.89%                 13.44%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  114                 $  113
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.17%(c)               0.17%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.34%(c)               0.75%(d)
==================================================================================================
Estimated underlying fund expenses(e)                             0.96%                  0.96%
==================================================================================================
Ratio of net investment income to average net assets              0.33%(c)               0.75%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           2%                     2%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $112,065.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  J. Philip Ferguson                            COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  Karen Dunn Kelley                             1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)      Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                             Premier U.S. Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                                                   TAX-FREE
AIM Opportunities I Fund                                   SECTOR EQUITY
AIM Opportunities II Fund                                                                 AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                   AIM Advantage Health Sciences Fund(1)        AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Energy Fund(1)                           AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                    AIM Financial Services Fund(1)               AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Health Care Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)                 AIM Global Real Estate Fund
AIM Small Cap Growth Fund(4)                 AIM Gold & Precious Metals Fund(1)
AIM Small Company Growth Fund(1)             AIM Leisure Fund(1)                                  AIM ALLOCATION SOLUTIONS
AIM Trimark Endeavor Fund                    AIM Multi-Sector Fund(1)
AIM Trimark Small Companies Fund             AIM Real Estate Fund(7)                      AIM Conservative Allocation Fund
AIM Weingarten Fund                          AIM Technology Fund(1)                       AIM Growth Allocation Fund(9)
                                             AIM Utilities Fund(1)                        AIM Moderate Allocation Fund
                                                                                          AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                          Fund

                                             ================================================================================

                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

                                             ================================================================================

*Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

       If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                   GAL-SAR-1          A I M Distributors, Inc.

                                             [YOUR GOALS. OUR SOLUTIONS.]
                                               --Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                        --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                    AIM MID CAP CORE EQUITY FUND
                                Semiannual Report to Shareholders o June 30,2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM MID CAP CORE EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged Russell Midcap                The Fund provides a complete list of its
o Effective September 30, 2003, Class B      --Registered Trademark-- Index represents     holdings four times in each fiscal
shares are not available as an investment    the performance of the stocks of domestic     year, at the quarter-ends. For the second
for retirement plans maintained pursuant     mid-capitalization companies.                 and fourth quarters, the lists appear in
to Section 401 of the Internal Revenue                                                     the Fund's semiannual and annual reports
Code, including 401(k) plans, money          o The unmanaged Lipper Mid-Cap Core Fund      to shareholders. For the first and third
purchase pension plans and profit sharing    Index represents an average of the            quarters, the Fund files the lists with
plans. Plans that have existing accounts     performance of the 30 largest                 the Securities and Exchange Commission
invested in Class B shares will continue     mid-capitalization core funds tracked by      (SEC) on Form N-Q. The most recent list
to be allowed to make additional             Lipper, Inc., an independent mutual fund      of portfolio holdings is available at
purchases.                                   performance monitor.                          AIMinvestments.com. From our home
                                                                                           page, click on Products & Performance,
o Class R shares are available only to       o The Fund is not managed to track the        then Mutual Funds, then Fund Overview.
certain retirement plans. Please see the     performance of any particular index,          Select your Fund from the drop-down menu
prospectus for more information.             including the indexes defined here, and       and click on Complete Quarterly Holdings.
                                             consequently, the performance of the Fund     Shareholders can also look up the Fund's
PRINCIPAL RISKS OF INVESTING IN THE FUND     may deviate significantly from the            Forms N-Q on the SEC's Web site at
o Investing in small and mid-size            performance of the indexes.                   sec.gov. And copies of the Fund's Forms
companies involves risks not associated                                                    N-Q may be reviewed and copied at the
with investing in more established                                                         SEC's Public Reference Room at 450 Fifth
companies, including business risk,          o A direct investment cannot be made in       Street, N.W., Washington, D.C.
significant stock price fluctuations and     an index. Unless otherwise indicated,         20549-0102. You can obtain information on
illiquidity.                                 index results include reinvested              the operation of the Public Reference
                                             dividends, and they do not reflect sales      Room, including information about
o The Fund may invest up to 25% of its       charges. Performance of an index of funds     duplicating fee charges, by calling
assets in the securities of non-U.S.         reflects fund expenses; performance of a      1-202-942-8090 or 1-800-732-0330, or by
issuers. International investing presents    market index does not.                        electronic request at the following
certain risks not associated with                                                          e-mail address: publicinfo@sec.gov. The
investing solely in the United States.       OTHER INFORMATION                             SEC file numbers for the Fund are
These include risks relating to              o The returns shown in management's           811-2699 and 2-57526.
fluctuations in the value of the U.S.        discussion of Fund performance are based
dollar relative to the values of other       on net asset values calculated for            A description of the policies and
currencies, the custody arrangements made    shareholder transactions. Generally           procedures that the Fund uses to
for the Fund's foreign holdings,             accepted accounting principles require        determine how to vote proxies relating to
differences in accounting, political         adjustments to be made to the net assets      portfolio securities is available without
risks and the lesser degree of public        of the Fund at period end for financial       charge, upon request, from our Client
information required to be provided by       reporting purposes, and as such, the net      Services department at 800-959-4246 or on
non-U.S. companies.                          asset values for shareholder transactions     the AIM Web site, AIMinvestments.com. On
                                             and the returns based on those net asset      the home page, scroll down and click on
o The Fund may not reach its objective if    values may differ from the net asset          AIM Funds Proxy Policy. The information
the manager chooses to maintain a            values and returns reported in the            is also available on the SEC Web
significant amount of cash in a rising       Financial Highlights.                         site, sec.gov.
market.
                                             o Industry classifications used in this       Information regarding how the Fund voted
                                             report are generally according to the         proxies related to its portfolio
ABOUT INDEXES USED IN THIS REPORT            Global Industry Classification Standard,      securities during the 12 months ended
o The unmanaged Standard & Poor's            which was developed by and is the             June 30, 2005, is available at our Web
Composite Index of 500 Stocks (the S&P       exclusive property and a service mark of      site. Go to AIMinvestments.com, access
500--Registered Trademark-- Index) is an     Morgan Stanley Capital International Inc.     the About Us tab, click on Required
index of common stocks frequently used as    and Standard & Poor's.                        Notices and then click on Proxy Voting
a general measure of U.S. stock market                                                     Activity. Next, select the Fund from the
performance.                                                                               drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           =========================================

                                                                                           FUND NASDAQ SYMBOLS

                                                                                           Class A Shares                    GTAGX
                                                                                           Class B Shares                    GTABX
                                                                                           Class C Shares                    GTACX
                                                                                           Class R Shares                    GTARX

===============================================================================            =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
===============================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM MID CAP CORE EQUITY FUND


                     DEAR FELLOW AIM SHAREHOLDER:
                     We would like to call your attention to two new elements in
    [GRAHAM          this report on your Fund. First, on page 2, is a letter
     PHOTO]          from Bruce Crockett, the independent Chair of the Board of
                     Trustees of the AIM Funds. We first introduced you to Mr.
                     Crockett in the annual report on your Fund dated December
                     31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
ROBERT H. GRAHAM     October.

                        Mr. Crockett has expressed an interest in keeping
                     shareholders informed of the work of the Board regularly
                     via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged
  [WILLIAMSON        with looking out for the interests of shareholders, and Mr.
     PHOTO]          Crockett's letter provides insight into some of the many
                     issues the Board addresses in governing your Fund.

                        One of the most important decisions the Board makes each
                     year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
MARK H. WILLIAMSON   manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                        Of course, this report also includes your Fund managers'
                     discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                        Further information about the markets, your Fund, and
                     investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to help
                     you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                     Sincerely,

                     /S/ ROBERT H. GRAHAM                 /S/ MARK H. WILLIAMSON

                     Robert H. Graham                     Mark H. Williamson
                     President & Vice Chair,              Chairman & President,
                     AIM Funds                            A I M Advisors, Inc.

                     August 10, 2005

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MID CAP CORE EQUITY FUND


                     DEAR FELLOW SHAREHOLDERS:
                     As independent Chair of the Board of Trustees of the AIM
    [CROCKETT        Funds, I'm writing to report on the work being done by your
      PHOTO]         Board.

                        At our most recent meeting in June 2005, your Board
                     approved voluntary fee reductions from A I M Advisors, Inc.
                     (AIM) that save shareholders approximately $20.8 million
 BRUCE L. CROCKETT   annually, based on asset levels as of March 31, 2005. The
                     majority of these expense reductions, which took effect
                     July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                     two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                     is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                     monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                     performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.


                        Be assured that your Board is working closely with the
                     management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                     Sincerely,

                     /S/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds


                     August 10, 2005

AIM MID CAP CORE EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                focus on cash flow, we assess the
                                                                                           prospects for each business and its
======================================================================================     appreciation potential.

PERFORMANCE SUMMARY                          ==========================================       We target a well-diversified mid-cap
                                                                                           core portfolio and attempt to protect
For the six-month period, mid-cap stocks     FUND VS. INDEXES                              against volatility through the size of
outperformed the rest of the equity                                                        individual holdings and sector
market. The Fund outperformed the broad      Total returns, 12/31/04-6/30/05, excluding    weightings. Sector exposure is consistent
market as represented by the S&P 500         applicable sales charges. If sales charges    with a core investment to complement
Index, because that index contains a         were included, returns would be lower.        value and growth investments. We may also
preponderance of large-cap stocks.                                                         maintain a significant cash position to
                                             Class A Shares                       1.68%    limit volatility in certain market
   As illustrated by the table, returns for                                                environments.
the period were muted. In the broad          Class B Shares                       1.28
market, diminished returns resulted from                                                      We consider selling a stock when:
low or negative returns in a number of       Class C Shares                       1.29
sectors.                                                                                   o it exceeds our target price
                                             Class R Shares                       1.51
   The underperformance of the Fund's                                                      o we have not seen a demonstrable
stocks in four sectors--materials, health    S&P 500 Index                                 improvement in fundamentals during an 18-
care, consumer discretionary and             (Broad Market Index)                -0.81     to 24-month time horizon
financials--accounted for almost all of
the difference between the Fund's return     Russell Midcap Index                          o the company's fundamentals
and that of the Russell Midcap Index. A      (Style-specific Index)               3.92     deteriorate
presentation of your Fund's long-term
performance appears on page 5.               Lipper Mid-Cap Core Fund Index                o more compelling investment
                                             (Peer Group Index)                   1.88     opportunities exist

                                             SOURCE: LIPPER, INC.                          MARKET CONDITIONS AND YOUR FUND

                                             ==========================================    During the first three months of 2005,
                                                                                           domestic equity markets failed to gain
                                                                                           consistent traction despite continued
                                                                                           growth in the U.S gross domestic product.
======================================================================================     Investors worried that rising energy
                                                                                           prices and interest rates would have a
HOW WE INVEST                                the market over the long term. We believe     negative impact on economic growth and
                                             these companies are best positioned to        inflation.
We manage this Fund as a core fund,          weather temporary setbacks and therefore
seeking to provide upside potential and      provide the potential for both long-term         Crude oil prices remained high during
a measure of protection in difficult         capital appreciation and lower downside       the second quarter, but stocks performed
markets to complement more aggressive        risk.                                         relatively well--although not well enough
value and growth investments.                                                              to overcome the poor performance of the
                                                We conduct quantitative research to        first quarter. Accordingly, major
   We believe a portfolio of attractively    identify growing companies whose stock        domestic equity indexes produced either
valued companies with consistent free        prices may be experiencing some near-term     low single-digit or
cash flow and management teams that          distress. By applying fundamental
allocate excess cash to the benefit of       research, including analysis of company                                     (continued)
shareholders can outperform                  financial statements with a special



=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. Industrial Machinery               5.0%      1. Williams Cos., Inc. (The)      2.4%

               [PIE CHART]                    2. Oil & Gas Equipment & Services     4.7       2. BJ Services Co.                1.9

Consumer Discretionary               15.7%    3. Specialty Chemicals                4.0       3. Kroger Co. (The)               1.9

Information Technology               15.4%    4. Oil & Gas Exploration &                      4. Mattel, Inc.                   1.9
                                                 Production                         3.9
Materials                            8.9%                                                     5. Xerox Corp.                    1.8
                                              5. Regional Banks                     3.2
Financials                           8.2%                                                     6. Southwestern Energy Co.        1.8
                                              6. Electronic Equipment
Industrials                          8.2%        Manufacturers                      3.0       7. Dover Corp.                    1.7

Consumer Staples                     5.9%     7. Semiconductors                     3.0       8. Sigma-Aldrich Corp.            1.7

Health Care                          5.7%     8. Publishing                         2.7       9. Heineken N.V. (Netherlands)    1.6

Utilities                            1.1%     9. Specialized Consumer Services      2.6      10. Lexmark International, Inc.
                                                                                                 --Class A                      1.6
Money Market Funds Plus                      10. Integrated Oil & Gas               2.5
Other Assets Less Liabilities        15.1%
                                             TOTAL NET ASSETS             $3.8 BILLION
Energy                               15.8%
                                             TOTAL NUMBER OF HOLDINGS*              72
The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

*Excluding money market fund holdings.

=========================================    =========================================     =========================================

AIM MID CAP CORE EQUITY FUND

negative returns for the six-month              The Fund's consumer discretionary,         met our selection criteria. Therefore the
period. In both the Fund and its             financials, and health care stocks            cash component of the portfolio was more
benchmark index, the Russell Midcap          disappointed for the period. Compared to      a reflection of difficulty in finding
Index, only energy and utilities produced    the Russell Midcap Index, the Fund was        undervalued stocks that met our selection
double-digit returns.                        underweight in these three sectors and        criteria than bearishness on our part.
                                             overweight in energy. This stance was a
   The most significant contribution to      result of our market observations and our     IN CLOSING
Fund performance came from energy            investigation of company fundamentals.
holdings. Our overweight position and the    Throughout the period, we anticipated         As has been true for some time, at
Fund's strong returns in the sector          that higher commodity prices, higher          period-end we held muted expectations for
compensated in part for disappointing        interest rates and fewer avenues for          equity market performance over the near
returns in other sectors. At period-end,     companies to increase productivity could      term. We have positioned the portfolio to
our weighting in energy was the highest      create an environment in which earnings       navigate such an environment, and we
weighting in the portfolio, more than        and equity valuations had little room to      believe it can provide a better store of
double the weighting of the sector in the    grow. This was borne out by our               value going forward. We urge you to focus
Russell Midcap Index. We have maintained     company-by-company research. Our research     on the long-term, wherein our goal is to
our overweight position in energy because    showed that energy was one of the few         provide competitive returns with less
we believe opportunities for growth          sectors with the business economics to        volatility to complement more aggressive
continue to exist.                           support long-term earnings growth that        investments. Thank you for investing in
                                             also might be able to withstand the           AIM Mid Cap Core Equity Fund.
       Throughout the period,                various pressures of the current market.
          we anticipated ...                                                               The views and opinions expressed in
          an environment in                     Individual stocks that detracted from      management's discussion of Fund
         which earnings and                  Fund performance for the period included      performance are those of A I M Advisors,
        equity valuations had                INTERNATIONAL FLAVORS AND FRAGRANCES and      Inc. These views and opinions are subject
         little room to grow.                XEROX.                                        to change at any time based on factors
                                                                                           such as market and economic conditions.
                                             o International Flavors and Fragrances,       These views and opinions may not be
   SOUTHWESTERN ENERGY COMPANY was the       global maker of food additives and the        relied upon as investment advice or
top contributor to Fund performance for      scents found in myriad consumer products,     recommendations, or as an offer for a
the period. Southwestern is an integrated    pre-announced that it would miss its          particular security. The information is
energy company primarily focused on the      second-quarter earnings expectations. Its     not a complete analysis of every aspect
exploration and production of natural        stock sold off heavily on the news. The       of any market, country, industry,
gas, though it also conducts oil             "miss" was primarily caused by a quality      security or the Fund. Statements of fact
exploration and natural gas marketing and    control issue at a single plant. As we        are from sources considered reliable, but
distribution. Guided by a strong             believe investors overreacted, we             A I M Advisors, Inc. makes no
management team, the company announced a     continued to hold this stock at               representation or warranty as to their
33% first-quarter earnings increase over     period-end.                                   completeness or accuracy. Although
the same quarter of last year. In                                                          historical performance is no guarantee of
addition, in May the company announced a     o Xerox has long been a leader in office      future results, these insights may help
two-for-one stock split.                     equipment. We took advantage of its           you understand our investment management
                                             distressed share price several years ago      philosophy.
   Another energy-sector holding, AMERADA    and purchased it for the portfolio. Since
HESS, illustrates our strategy of            then, Xerox has paid down debt,                  See important Fund and index
carefully studying management teams' past    maintained its leadership in color print         disclosures inside front cover.
performance and strengths. The company       production and enjoyed escalating share
suffered while under family management,      prices for two years. However, while its
but when a new management team with          April 2005 earnings report announced a                       RONALD S. SLOAN,
specialized financial savvy was              15% increase in color equipment sales,                       Chartered Financial
installed, we became interested in the       declining sales in older products                [SLOAN      Analyst, senior portfolio
stock. We added the stock to the Fund's      disappointed investors. We believe its           PHOTO]      manager, is lead portfolio
portfolio when we found strong indicators    robust new product introduction can still                    manager of AIM Mid Cap
that the team would turn the business        enable it to reach its appreciation                          Core Equity Fund. Mr.
around. Thus far, the stock has provided     potential.                                    Sloan has 34 years of experience in the
significant benefit.                                                                       investment industry. He joined AIM in
                                                We continue to seek opportunities to       1998. Mr. Sloan attended the University
                                             purchase select undervalued companies         of Missouri, where he received both a
                                             with strong long-term prospects. As our       B.S. in business administration and an
                                             sell discipline requires, during the          M.B.A.
                                             period we sold several holdings that had
                                             exceeded the price targets we had set for
                                             them. As a result, at period-end the Fund     Assisted by the Mid/Large Cap Core Team
                                             held the cash proceeds of those sales
                                             while we sought companies that


AIM MID CAP CORE EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended June 30,2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

=========================================

AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS JUNE 3,        CLASS A SHARE PERFORMANCE REFLECTS THE
                                             2002. RETURNS SINCE THAT DATE ARE             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 6/30/05, including applicable sales    HISTORICAL RETURNS. ALL OTHER RETURNS ARE     AND CLASS C SHARE PERFORMANCE REFLECTS
charges                                      BLENDED RETURNS OF HISTORICAL CLASS R         THE APPLICABLE CONTINGENT DEFERRED SALES
                                             SHARE PERFORMANCE AND RESTATED CLASS A        CHARGE (CDSC) FOR THE PERIOD INVOLVED.
CLASS A SHARES                               SHARE PERFORMANCE (FOR PERIODS PRIOR TO       THE CDSC ON CLASS B SHARES DECLINES FROM
Inception (6/09/87)              12.52%      THE INCEPTION DATE OF CLASS R SHARES) AT      5% BEGINNING AT THE TIME OF PURCHASE TO
10 Years                          9.72       NET ASSET VALUE, ADJUSTED TO REFLECT THE      0% AT THE BEGINNING OF THE SEVENTH YEAR.
 5 Years                          5.70       HIGHER RULE 12b-1 FEES APPLICABLE TO          THE CDSC ON CLASS C SHARES IS 1% FOR THE
 1 Year                           1.01       CLASS R SHARES.                               FIRST YEAR AFTER PURCHASE. CLASS R SHARES
                                                                                           DO NOT HAVE A FRONT-END SALES CHARGE;
CLASS B SHARES                                  THE PERFORMANCE DATA QUOTED REPRESENT      RETURNS SHOWN ARE AT NET ASSET VALUE AND
Inception (4/01/93)              12.53%      PAST PERFORMANCE AND CANNOT GUARANTEE         DO NOT REFLECT A 0.75% CDSC THAT MAY BE
10 Years                          9.76       COMPARABLE FUTURE RESULTS; CURRENT            IMPOSED ON A TOTAL REDEMPTION OF
 5 Years                          5.86       PERFORMANCE MAY BE LOWER OR HIGHER.           RETIREMENT PLAN ASSETS WITHIN THE FIRST
 1 Year                           1.18       PLEASE VISIT AIMINVESTMENTS.COM FOR THE       YEAR. THE PERFORMANCE OF THE FUND'S SHARE
                                             MOST RECENT MONTH-END PERFORMANCE.            CLASSES WILL DIFFER DUE TO DIFFERENT
CLASS C SHARES                                                                             SALES CHARGE STRUCTURES AND CLASS
Inception (5/03/99)              11.51%         PERFORMANCE FIGURES REFLECT REINVESTED     EXPENSES.
 5 Years                          6.19       DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
 1 Year                           5.12       AND THE EFFECT OF THE MAXIMUM SALES
                                             CHARGE UNLESS OTHERWISE STATED.
CLASS R SHARES                               INVESTMENT RETURN AND PRINCIPAL VALUE
10 Years                         10.17%      WILL FLUCTUATE SO THAT YOU MAY HAVE A
 5 Years                          6.74       GAIN OR LOSS WHEN YOU SELL SHARES.
 1 Year                           6.64

=========================================

AIM MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to     The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),       information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in     of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled          To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your        that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                   the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON           Please note that the expenses shown in
ongoing costs (in dollars) of investing      PURPOSES                                      the table are meant to highlight your
in the Fund and to compare these costs                                                     ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information     transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and         charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's     contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate      redemptions, and redemption fees, if any.
entire period January 1, 2005, through       of return of 5% per year before expenses,     Therefore, the hypothetical information
June 30, 2005.                               which is not the Fund's actual return.        is useful in comparing ongoing costs
                                             The Fund's actual cumulative total            only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses     relative total costs of owning different
                                             for the six months ended June 30, 2005,       funds. In addition, if these
The table below provides information         appear in the table "Fund vs. Indexes" on     transactional costs were included, your
about actual account values and actual       page 3.                                       costs would have been higher.
expenses. You may use the information in
this table,
====================================================================================================================================

                                                    ACTUAL                                     HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

           BEGINNING ACCOUNT       ENDING ACCOUNT              EXPENSES       ENDING ACCOUNT                      EXPENSES
SHARE           VALUE                  VALUE                  PAID DURING          VALUE                         PAID DURING
CLASS          (1/1/05)             (6/30/05)(1)               PERIOD(2)         (6/30/05)                        PERIOD(2)

  A           $1,000.00              $1,016.80                 $ 6.40            $1,018.45                        $ 6.41
  B            1,000.00               1,012.80                  10.13             1,014.73                         10.14
  C            1,000.00               1,012.90                  10.13             1,014.73                         10.14
  R            1,000.00               1,015.10                   7.64             1,017.21                          7.65

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.28%, 2.03%, 2.03% and 1.53% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON        For More Information Visit
                                                                                           IMAGE]        AIMINVESTMENTS.COM

AIM MID CAP CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The quality of services to be provided      o Fees relative to those of clients of
Series (the "Board") oversees the            by AIM. The Board reviewed the                AIM with comparable investment
management of AIM Mid Cap Core Equity        credentials and experience of the             strategies. The Board reviewed the
Fund (the "Fund") and, as required by        officers and employees of AIM who will        advisory fee rate for the Fund under the
law, determines annually whether to          provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications     this rate (i) was the same as the
advisory agreement with A I M Advisors,      of AIM to provide investment advisory         advisory fee rates for a variable
Inc. ("AIM"). Based upon the                 services, the Board reviewed the              insurance fund advised by AIM and offered
recommendation of the Investments            qualifications of AIM's investment            to insurance company separate accounts
Committee of the Board, which is             personnel and considered such issues as       with investment strategies comparable to
comprised solely of independent trustees,    AIM's portfolio and product review            those of the Fund; (ii) was higher than
at a meeting held on June 30, 2005, the      process, various back office support          the sub-advisory fee rates for three
Board, including all of the independent      functions provided by AIM and AIM's           unaffiliated mutual funds for which an
trustees, approved the continuance of the    equity and fixed income trading               AIM affiliate serves as sub-advisor,
advisory agreement (the "Advisory            operations. Based on the review of these      although the total management fees paid
Agreement") between the Fund and AIM for     and other factors, the Board concluded        by such unaffiliated mutual funds were
another year, effective July 1, 2005.        that the quality of services to be            higher than the advisory fee rate for the
                                             provided by AIM was appropriate and that      Fund; and (iii) was higher than the
The Board considered the factors             AIM currently is providing satisfactory       advisory fee rates for 24 separately
discussed below in evaluating the            services in accordance with the terms of      managed wrap accounts managed by an AIM
fairness and reasonableness of the           the Advisory Agreement.                       affiliate with investment strategies
Advisory Agreement at the meeting on June                                                  comparable to those of the Fund,
30, 2005 and as part of the Board's          o The performance of the Fund relative to     comparable to the advisory fee rates for
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the      one such wrap account, and lower than the
deliberations, the Board and the             performance of the Fund during the past       advisory fee rates for two such wrap
independent trustees did not identify any    one, three and five calendar years            accounts. The Board noted that AIM has
particular factor that was controlling,      against the performance of funds advised      agreed to waive advisory fees of the
and each trustee attributed different        by other advisors with investment             Fund, as discussed below. Based on this
weights to the various factors.              strategies comparable to those of the         review, the Board concluded that the
                                             Fund. The Board noted that the Fund's         advisory fee rate for the Fund under the
One of the responsibilities of the Senior    performance was below the median              Advisory Agreement was fair and
Officer of the Fund, who is independent      performance of such comparable funds for      reasonable.
of AIM and AIM's affiliates, is to manage    the one and three year periods and at
the process by which the Fund's proposed     such median performance for the five year     o Fees relative to those of comparable
management fees are negotiated to ensure     period. Based on this review, the Board       funds with other advisors. The Board
that they are negotiated in a manner         concluded that no changes should be made      reviewed the advisory fee rate for the
which is at arm's length and reasonable.     to the Fund and that it was not necessary     Fund under the Advisory Agreement. The
To that end, the Senior Officer must         to change the Fund's portfolio management     Board compared effective contractual
either supervise a competitive bidding       team at this time.                            advisory fee rates at a common asset
process or prepare an independent written                                                  level and noted that the Fund's rate was
evaluation. The Senior Officer has           o The performance of the Fund relative to     at the median rate of the funds advised
recommended an independent written           indices. The Board reviewed the               by other advisors with investment
evaluation in lieu of a competitive          performance of the Fund during the past       strategies comparable to those of the
bidding process and, upon the direction      one, three and five calendar years            Fund that the Board reviewed. The Board
of the Board, has prepared such an           against the performance of the Lipper         noted that AIM has agreed to waive
independent written evaluation. Such         Mid-Cap Core Fund Index. The Board noted      advisory fees of the Fund, as discussed
written evaluation also considered           that the Fund's performance was below the     below. Based on this review, the Board
certain of the factors discussed below.      performance of such Index for the one and     concluded that the advisory fee rate for
In addition, as discussed below, the         three year periods and above such Index       the Fund under the Advisory Agreement was
Senior Officer made certain                  for the five year period. Based on this       fair and reasonable.
recommendations to the Board in              review, the Board concluded that no
connection with such written evaluation.     changes should be made to the Fund and        o Expense limitations and fee waivers.
                                             that it was not necessary to change the       The Board noted that AIM has
The discussion below serves as a summary     Fund's portfolio management team at this      contractually agreed to waive advisory
of the Senior Officer's independent          time.                                         fees of the Fund through June 30, 2006 to
written evaluation and recommendations to                                                  the extent necessary so that the advisory
the Board in connection therewith, as        o Meeting with the Fund's portfolio           fees payable by the Fund do not exceed a
well as a discussion of the material         managers and investment personnel. With       specified maximum advisory fee rate,
factors and the conclusions with respect     respect to the Fund, the Board is meeting     which maximum rate includes breakpoints
thereto that formed the basis for the        periodically with such Fund's portfolio       and is based on net asset levels. The
Board's approval of the Advisory             managers and/or other investment              Board considered the contractual nature
Agreement. After consideration of all of     personnel and believes that such              of this fee waiver and noted that it
the factors below and based on its           individuals are competent and able to         remains in effect until June 30, 2006.
informed business judgment, the Board        continue to carry out their                   The Board considered the effect this fee
determined that the Advisory Agreement is    responsibilities under the Advisory           waiver would have on the Fund's estimated
in the best interests of the Fund and its    Agreement.                                    expenses and concluded that the levels of
shareholders and that the compensation to                                                  fee waivers/expense limitations for the
AIM under the Advisory Agreement is fair     o Overall performance of AIM. The Board       Fund were fair and reasonable.
and reasonable and would have been           considered the overall performance of AIM
obtained through arm's length                in providing investment advisory and
negotiations.                                portfolio administrative services to the
                                             Fund and concluded that such performance
o The nature and extent of the advisory      was satisfactory.
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

                                                                                                                         (continued)

AIM MID CAP CORE EQUITY FUND

o Breakpoints and economies of scale. The    o Independent written evaluation and          o AIM's financial soundness in light of
Board reviewed the structure of the          recommendations of the Fund's Senior          the Fund's needs. The Board considered
Fund's advisory fee under the Advisory       Officer. The Board noted that, upon their     whether AIM is financially sound and has
Agreement, noting that it includes three     direction, the Senior Officer of the Fund     the resources necessary to perform its
breakpoints. The Board reviewed the level    had prepared an independent written           obligations under the Advisory Agreement,
of the Fund's advisory fees, and noted       evaluation in order to assist the Board       and concluded that AIM has the financial
that such fees, as a percentage of the       in determining the reasonableness of the      resources necessary to fulfill its
Fund's net assets, have decreased as net     proposed management fees of the AIM           obligations under the Advisory Agreement.
assets increased because the Advisory        Funds, including the Fund. The Board
Agreement includes breakpoints. The Board    noted that the Senior Officer's written       o Historical relationship between the
noted that AIM has contractually agreed      evaluation had been relied upon by the        Fund and AIM. In determining whether to
to waive advisory fees of the Fund           Board in this regard in lieu of a             continue the Advisory Agreement for the
through June 30, 2006 to the extent          competitive bidding process. In               Fund, the Board also considered the prior
necessary so that the advisory fees          determining whether to continue the           relationship between AIM and the Fund, as
payable by the Fund do not exceed a          Advisory Agreement for the Fund, the          well as the Board's knowledge of AIM's
specified maximum advisory fee rate,         Board considered the Senior Officer's         operations, and concluded that it was
which maximum rate includes breakpoints      written evaluation and the recommendation     beneficial to maintain the current
and is based on net asset levels. The        made by the Senior Officer to the Board       relationship, in part, because of such
Board concluded that the Fund's fee          that the Board consider implementing a        knowledge. The Board also reviewed the
levels under the Advisory Agreement          process to assist them in more closely        general nature of the non-investment
therefore reflect economies of scale and     monitoring the performance of the AIM         advisory services currently performed by
that it was not necessary to change the      Funds. The Board concluded that it would      AIM and its affiliates, such as
advisory fee breakpoints in the Fund's       be advisable to implement such a process      administrative, transfer agency and
advisory fee schedule.                       as soon as reasonably practicable. The        distribution services, and the fees
                                             Board also considered the Senior              received by AIM and its affiliates for
o Investments in affiliated money market     Officer's recommendation that the Board       performing such services. In addition to
funds. The Board also took into account      consider an additional fee waiver for the     reviewing such services, the trustees
the fact that uninvested cash and cash       Fund due to the Fund's under-performance      also considered the organizational
collateral from securities lending           and relatively high historic cash             structure employed by AIM and its
arrangements (collectively, "cash            position. The Board concluded that such a     affiliates to provide those services.
balances") of the Fund may be invested in    fee waiver was not appropriate for the        Based on the review of these and other
money market funds advised by AIM            Fund at this time and that, rather than       factors, the Board concluded that AIM and
pursuant to the terms of an SEC exemptive    requesting such a fee waiver from AIM,        its affiliates were qualified to continue
order. The Board found that the Fund may     the Board should receive from AIM (i)         to provide non-investment advisory
realize certain benefits upon investing      additional information regarding the use      services to the Fund, including
cash balances in AIM advised money market    of cash in the Fund's overall investment      administrative, transfer agency and
funds, including a higher net return,        strategy and (ii) an analysis of how the      distribution services, and that AIM and
increased liquidity, increased               use of cash by the Fund's portfolio           its affiliates currently are providing
diversification or decreased transaction     manager has contributed to the Fund's         satisfactory non-investment advisory
costs. The Board also found that the Fund    performance.                                  services.
will not receive reduced services if it
invests its cash balances in such money      o Profitability of AIM and its                o Other factors and current trends. In
market funds. The Board noted that, to       affiliates. The Board reviewed                determining whether to continue the
the extent the Fund invests in affiliated    information concerning the profitability      Advisory Agreement for the Fund, the
money market funds, AIM has voluntarily      of AIM's (and its affiliates') investment     Board considered the fact that AIM, along
agreed to waive a portion of the advisory    advisory and other activities and its         with others in the mutual fund industry,
fees it receives from the Fund               financial condition. The Board considered     is subject to regulatory inquiries and
attributable to such investment. The         the overall profitability of AIM, as well     litigation related to a wide range of
Board further determined that the            as the profitability of AIM in connection     issues. The Board also considered the
proposed securities lending program and      with managing the Fund. The Board noted       governance and compliance reforms being
related procedures with respect to the       that AIM's operations remain profitable,      undertaken by AIM and its affiliates,
lending Fund is in the best interests of     although increased expenses in recent         including maintaining an internal
the lending Fund and its respective          years have reduced AIM's profitability.       controls committee and retaining an
shareholders. The Board therefore            Based on the review of the profitability      independent compliance consultant, and
concluded that the investment of cash        of AIM's and its affiliates' investment       the fact that AIM has undertaken to cause
collateral received in connection with       advisory and other activities and its         the Fund to operate in accordance with
the securities lending program in the        financial condition, the Board concluded      certain governance policies and
money market funds according to the          that the compensation to be paid by the       practices. The Board concluded that these
procedures is in the best interests of       Fund to AIM under its Advisory Agreement      actions indicated a good faith effort on
the lending Fund and its respective          was not excessive.                            the part of AIM to adhere to the highest
shareholders.                                                                              ethical standards, and determined that
                                             o Benefits of soft dollars to AIM. The        the current regulatory and litigation
                                             Board considered the benefits realized by     environment to which AIM is subject
                                             AIM as a result of brokerage transactions     should not prevent the Board from
                                             executed through "soft dollar"                continuing the Advisory Agreement for the
                                             arrangements. Under these arrangements,       Fund.
                                             brokerage commissions paid by the Fund
                                             and/or other funds advised by AIM are
                                             used to pay for research and execution
                                             services. This research is used by AIM in
                                             making investment decisions for the Fund.
                                             The Board concluded that such
                                             arrangements were appropriate.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05

AIM MID CAP CORE EQUITY FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (3/15/02)                   7.53%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     1 Year                                7.44    REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  6 Months*                             1.92    ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                     PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      *Cumulative total return that has not         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans         been annualized                               OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  ========================================      FULL REPORT FOR INFORMATION ON
                                                                                           COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      YOUR FUND PROSPECTUS FOR MORE
                                             CHARGE; THEREFORE, PERFORMANCE IS AT          INFORMATION. FOR THE MOST CURRENT
                                             NAV. INSTITUTIONAL CLASS SHARES WOULD         MONTH-END PERFORMANCE, PLEASE CALL
                                             HAVE HAD DIFFERENT RETURNS DUE TO             800-451-4246 OR VISIT
                                             DIFFERENCES IN THE EXPENSE STRUCTURE OF       AIMinvestments.com.
                                             THE INSTITUTIONAL CLASS.
========================================
Fund NASDAQ Symbol

AIM Mid Cap Core Equity Fund     GTAVX
========================================

                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com          MCCE-INS-2          [YOUR GOALS. OUR SOLUTIONS.]          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --REGISTERED TRADEMARK--                 --REGISTERED TRADEMARK--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or
ongoing costs, including management fees     result by the number in the table under       expenses you paid for the period. You
and other Fund expenses. This example is     the heading entitled "Actual Expenses         may use this information to compare the
intended to help you understand your         Paid During Period" to estimate the           ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      expenses you paid on your account during      and other funds. To do so, compare this
in the Fund and to compare these costs       this period.                                  5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           shareholder reports of the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown
entire period January 1, 2005, through       The table below also provides                 in the table are meant to highlight your
June 30, 2005.                               information about hypothetical account        ongoing costs only. Therefore, the
                                             values and hypothetical expenses based        hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year      not help you determine the relative
The table below provides information         before expenses, which is not the Fund's      total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2005,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.


====================================================================================================================================

                                                       ACTUAL                                      HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)
                 BEGINNING ACCOUNT    ENDING ACCOUNT            EXPENSES            ENDING ACCOUNT                 EXPENSES

     SHARE            VALUE               VALUE               PAID DURING                VALUE                   PAID DURING
     CLASS           (1/1/05)         (6/30/05)(1)              PERIOD(2)              (6/30/05)                  PERIOD(2)
 Institutional      $1,000.00           $1,019.20                $3.91                 $1,020.93                    $3.91

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.78% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com                  MCCE-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-84.90%

ADVERTISING-1.32%

Valassis Communications, Inc.(a)                 1,338,700   $   49,598,835
===========================================================================

APPLICATION SOFTWARE-1.99%

Fair Isaac Corp.                                 1,000,000       36,500,000
---------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A            1,421,400       38,420,442
===========================================================================
                                                                 74,920,442
===========================================================================

BIOTECHNOLOGY-1.07%

Techne Corp.(a)                                    879,251       40,366,414
===========================================================================

BREWERS-1.62%

Heineken N.V. (Netherlands)(b)                   1,975,462       60,946,425
===========================================================================

CASINOS & GAMING-1.25%

GTECH Holdings Corp.                             1,610,300       47,085,172
===========================================================================

COMPUTER HARDWARE-1.35%

Diebold, Inc.                                    1,125,200       50,757,772
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.56%

Lexmark International, Inc.-Class A(a)             906,700       58,781,361
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.48%

Ceridian Corp.(a)                                1,915,350       37,311,018
---------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                       911,000       18,174,450
===========================================================================
                                                                 55,485,468
===========================================================================

DISTRIBUTORS-0.91%

Genuine Parts Co.                                  830,900       34,141,681
===========================================================================

DIVERSIFIED CHEMICALS-0.93%

Engelhard Corp.                                  1,225,000       34,973,750
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.02%

Agilent Technologies, Inc.(a)                    1,733,400       39,902,868
---------------------------------------------------------------------------
Amphenol Corp.-Class A                             897,200       36,040,524
---------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)               810,400       37,748,432
===========================================================================
                                                                113,691,824
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.38%

Rentokil Initial PLC (United Kingdom)           18,047,578       51,656,513
---------------------------------------------------------------------------
Republic Services, Inc.                          1,046,000       37,666,460
===========================================================================
                                                                 89,322,973
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.00%

Scotts Miracle-Gro Co. (The)-Class A(a)            530,600       37,784,026
===========================================================================

FOOD RETAIL-1.91%

Kroger Co. (The)(a)                              3,770,000       71,743,100
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


GENERAL MERCHANDISE STORES-0.66%

Family Dollar Stores, Inc.                         952,000   $   24,847,200
===========================================================================

HEALTH CARE EQUIPMENT-1.32%

Waters Corp.(a)                                  1,331,300       49,484,421
===========================================================================

HEALTH CARE SERVICES-1.06%

IMS Health Inc.                                  1,613,200       39,958,964
===========================================================================

HOME FURNISHINGS-2.35%

Ethan Allen Interiors Inc.                       1,200,000       40,212,000
---------------------------------------------------------------------------
Mohawk Industries, Inc.(a)                         585,600       48,312,000
===========================================================================
                                                                 88,524,000
===========================================================================

HOME IMPROVEMENT RETAIL-1.05%

Sherwin-Williams Co. (The)                         836,100       39,371,949
===========================================================================

INDUSTRIAL MACHINERY-4.95%

Briggs & Stratton Corp.                          1,480,200       51,244,524
---------------------------------------------------------------------------
Dover Corp.                                      1,803,800       65,622,244
---------------------------------------------------------------------------
ITT Industries, Inc.                               401,600       39,208,208
---------------------------------------------------------------------------
Pall Corp.                                         988,200       30,001,752
===========================================================================
                                                                186,076,728
===========================================================================

INTEGRATED OIL & GAS-2.45%

Amerada Hess Corp.                                 345,600       36,809,856
---------------------------------------------------------------------------
Murphy Oil Corp.                                 1,060,100       55,369,023
===========================================================================
                                                                 92,178,879
===========================================================================

LEISURE PRODUCTS-1.88%

Mattel, Inc.                                     3,860,850       70,653,555
===========================================================================

METAL & GLASS CONTAINERS-1.76%

Ball Corp.                                         854,800       30,738,608
---------------------------------------------------------------------------
Pactiv Corp.(a)                                  1,650,000       35,607,000
===========================================================================
                                                                 66,345,608
===========================================================================

MULTI-UTILITIES-1.07%

Wisconsin Energy Corp.                           1,034,100       40,329,900
===========================================================================

OFFICE ELECTRONICS-1.77%

Xerox Corp.(a)                                   4,824,800       66,533,992
===========================================================================

OFFICE SERVICES & SUPPLIES-0.93%

Pitney Bowes Inc.                                  800,000       34,840,000
===========================================================================

OIL & GAS DRILLING-2.28%

Nabors Industries, Ltd. (Bermuda)(a)               725,420       43,974,960
---------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                       677,300       41,660,723
===========================================================================
                                                                 85,635,683
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-4.72%

BJ Services Co.                                  1,393,100   $   73,109,888
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)                        1,627,500       52,031,175
---------------------------------------------------------------------------
Smith International, Inc.                          821,150       52,307,255
===========================================================================
                                                                177,448,318
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.93%

Newfield Exploration Co.(a)                        950,100       37,899,489
---------------------------------------------------------------------------
Plains Exploration & Production Co.(a)           1,242,000       44,128,260
---------------------------------------------------------------------------
Southwestern Energy Co.(a)                       1,401,000       65,818,980
===========================================================================
                                                                147,846,729
===========================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.37%

Williams Cos., Inc. (The)                        4,691,500       89,138,500
===========================================================================

PACKAGED FOODS & MEATS-2.39%

Campbell Soup Co.                                1,224,300       37,671,711
---------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom)(b)              6,100,000       52,017,547
===========================================================================
                                                                 89,689,258
===========================================================================

PAPER PRODUCTS-1.18%

Georgia-Pacific Corp.                            1,396,000       44,392,800
===========================================================================

PHARMACEUTICALS-2.27%

Forest Laboratories, Inc.(a)                     1,277,800       49,642,530
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                       1,144,000       35,624,160
===========================================================================
                                                                 85,266,690
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.03%

ACE Ltd. (Cayman Islands)                          855,100       38,351,235
---------------------------------------------------------------------------
Axis Capital Holding Ltd. (Bermuda)              1,338,200       37,871,060
===========================================================================
                                                                 76,222,295
===========================================================================

PUBLISHING-2.66%

Belo Corp.-Class A                               2,035,200       48,783,744
---------------------------------------------------------------------------
Knight-Ridder, Inc.                                833,100       51,102,354
===========================================================================
                                                                 99,886,098
===========================================================================

REGIONAL BANKS-3.16%

City National Corp.                                425,700       30,526,947
---------------------------------------------------------------------------
Compass Bancshares, Inc.                           613,000       27,585,000
---------------------------------------------------------------------------
Marshall & Ilsley Corp.                            690,000       30,670,500
---------------------------------------------------------------------------
TCF Financial Corp.                              1,168,000       30,227,840
===========================================================================
                                                                119,010,287
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


REINSURANCE-1.96%

Montpelier Re Holdings Ltd. (Bermuda)            1,074,400   $   37,152,752
---------------------------------------------------------------------------
Renaissance Re Holdings Ltd. (Bermuda)             742,000       36,536,080
===========================================================================
                                                                 73,688,832
===========================================================================

RESTAURANTS-0.99%

Outback Steakhouse, Inc.                           826,000       37,368,240
===========================================================================

SEMICONDUCTORS-2.98%

International Rectifier Corp.(a)                   841,000       40,132,520
---------------------------------------------------------------------------
National Semiconductor Corp.                     1,813,600       39,953,608
---------------------------------------------------------------------------
Xilinx, Inc.                                     1,259,000       32,104,500
===========================================================================
                                                                112,190,628
===========================================================================

SPECIALIZED CONSUMER SERVICES-2.60%

H&R Block, Inc.                                    742,000       43,295,700
---------------------------------------------------------------------------
Service Corp. International                      6,798,000       54,519,960
===========================================================================
                                                                 97,815,660
===========================================================================

SPECIALTY CHEMICALS-4.04%

International Flavors & Fragrances Inc.          1,370,900       49,653,998
---------------------------------------------------------------------------
Rohm and Haas Co.                                  850,000       39,389,000
---------------------------------------------------------------------------
Sigma-Aldrich Corp.                              1,121,000       62,820,840
===========================================================================
                                                                151,863,838
===========================================================================

SYSTEMS SOFTWARE-1.27%

Computer Associates International, Inc.          1,739,600       47,804,208
===========================================================================

THRIFTS & MORTGAGE FINANCE-1.03%

New York Community Bancorp, Inc.                 2,131,200       38,617,344
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,712,990,175)                         3,192,629,847
===========================================================================

MONEY MARKET FUNDS-15.22%

Liquid Assets Portfolio-Institutional
  Class(c)                                     286,266,172      286,266,172
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    286,266,173      286,266,173
===========================================================================
    Total Money Market Funds (Cost
      $572,532,345)                                             572,532,345
===========================================================================
TOTAL INVESTMENTS-100.12% (Cost
  $3,285,522,520)                                             3,765,162,192
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.12%)                            (4,521,762)
===========================================================================
NET ASSETS-100.00%                                           $3,760,640,430
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $112,963,972, which represented 3.00% of the Fund's Total Investments. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,712,990,175)                             $3,192,629,847
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $572,532,345)                            572,532,345
============================================================
    Total investments (cost $3,285,522,520)    3,765,162,192
============================================================
Foreign currencies, at market value (cost
  $10,288)                                            10,320
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 5,294,371
------------------------------------------------------------
  Dividends                                        3,781,043
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                75,747
------------------------------------------------------------
Other assets                                         114,398
============================================================
    Total assets                               3,774,438,071
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,273,049
------------------------------------------------------------
  Fund shares reacquired                           9,827,208
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 177,016
------------------------------------------------------------
Accrued distribution fees                          1,323,178
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               470
------------------------------------------------------------
Accrued transfer agent fees                          973,564
------------------------------------------------------------
Accrued operating expenses                           223,156
============================================================
    Total liabilities                             13,797,641
============================================================
Net assets applicable to shares outstanding   $3,760,640,430
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,044,279,399
------------------------------------------------------------
Undistributed net investment income (loss)          (440,485)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     237,161,814
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              479,639,702
============================================================
                                              $3,760,640,430
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,685,301,578
____________________________________________________________
============================================================
Class B                                       $  641,076,679
____________________________________________________________
============================================================
Class C                                       $  301,575,909
____________________________________________________________
============================================================
Class R                                       $   75,675,527
____________________________________________________________
============================================================
Institutional Class                           $   57,010,737
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           92,222,083
____________________________________________________________
============================================================
Class B                                           24,599,433
____________________________________________________________
============================================================
Class C                                           11,585,813
____________________________________________________________
============================================================
Class R                                            2,611,755
____________________________________________________________
============================================================
Institutional Class                                1,918,996
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.12
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.12 divided by
      94.50%)                                 $        30.81
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        26.06
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        26.03
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        28.97
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.71
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $104,745)        $ 19,201,537
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $6,870)                           7,256,696
==========================================================================
    Total investment income                                     26,458,233
==========================================================================

EXPENSES:

Advisory fees                                                   12,184,210
--------------------------------------------------------------------------
Administrative services fees                                       297,505
--------------------------------------------------------------------------
Custodian fees                                                     147,444
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        4,457,921
--------------------------------------------------------------------------
  Class B                                                        3,296,010
--------------------------------------------------------------------------
  Class C                                                        1,535,550
--------------------------------------------------------------------------
  Class R                                                          169,470
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       5,642,185
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          18,375
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           56,323
--------------------------------------------------------------------------
Other                                                              408,924
==========================================================================
    Total expenses                                              28,213,917
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (1,419,045)
==========================================================================
    Net expenses                                                26,794,872
==========================================================================
Net investment income (loss)                                      (336,639)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $7,334,807)                               143,499,624
--------------------------------------------------------------------------
  Foreign currencies                                               125,355
==========================================================================
                                                               143,624,979
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (86,268,410)
--------------------------------------------------------------------------
  Foreign currencies                                                (2,543)
==========================================================================
                                                               (86,270,953)
==========================================================================
Net gain from investment securities and foreign currencies      57,354,026
==========================================================================
Net increase in net assets resulting from operations          $ 57,017,387
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                                  $     (336,639)   $   (8,247,388)
----------------------------------------------------------------------------------------------
Net realized gain from investment securities and foreign
  currencies                                                     143,624,979       366,745,260
----------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities and foreign currencies                   (86,270,953)       79,257,539
==============================================================================================
    Net increase in net assets resulting from operations          57,017,387       437,755,411
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --      (165,796,542)
----------------------------------------------------------------------------------------------
  Class B                                                                 --       (50,732,936)
----------------------------------------------------------------------------------------------
  Class C                                                                 --       (23,417,554)
----------------------------------------------------------------------------------------------
  Class R                                                                 --        (3,882,376)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --        (3,241,989)
==============================================================================================
    Decrease in net assets resulting from distributions                   --      (247,071,397)
==============================================================================================
Share transactions-net:
  Class A                                                         89,833,179       390,359,539
----------------------------------------------------------------------------------------------
  Class B                                                        (68,928,062)      (34,584,177)
----------------------------------------------------------------------------------------------
  Class C                                                        (27,003,728)        6,470,062
----------------------------------------------------------------------------------------------
  Class R                                                         13,163,929        31,669,516
----------------------------------------------------------------------------------------------
  Institutional Class                                              4,401,004        23,251,227
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 11,466,322       417,166,167
==============================================================================================
    Net increase in net assets                                    68,483,709       607,850,181
==============================================================================================

NET ASSETS:

Beginning of period                                            3,692,156,721     3,084,306,540
==============================================================================================
End of period (including undistributed net investment income
  (loss) of $(440,485) and $(103,846), respectively)          $3,760,640,430    $3,692,156,721
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. As of February 27, 2004, the Fund's shares are offered on a limited basis.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.725%
----------------------------------------------------------------------
Next $500 million                                               0.70%
----------------------------------------------------------------------
Next $500 million                                               0.675%
----------------------------------------------------------------------
Over $1.5 billion                                               0.65%
______________________________________________________________________
======================================================================

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $69,036.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $26,452.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $297,505.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $5,642,185 for Class A, Class B, Class C and Class R share classes and $18,375 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Through June 30, 2005, during the periods the Fund was offered on a limited basis, ADI had agreed to waive 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $3,184,229, $3,296,010, $1,535,550 and $169,470 respectively, after ADI waived Plan fees of $1,273,692 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $98,795 in front-end sales commissions from the sale of Class A shares and $4,428, $81,955, $8,427 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               UNREALIZED
                            MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND
FUND                          12/31/04        AT COST        FROM SALES      (DEPRECIATION)      06/30/05        INCOME
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $173,231,587    $336,373,924    $(223,339,339)       $  --         $286,266,172    $3,606,751
-------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class       173,231,588      336,373,924     (223,339,339)          --         286,266,173      3,643,075
=========================================================================================================================
  Subtotal                  $346,463,175    $672,747,848    $(446,678,678)       $  --         $572,532,345    $7,249,826
_________________________________________________________________________________________________________________________
=========================================================================================================================


                             REALIZED
FUND                        GAIN (LOSS)
--------------------------
Liquid Assets Portfolio-
  Institutional Class          $  --
--------------------------
STIC Prime Portfolio-
  Institutional Class             --
==========================
  Subtotal                     $  --
__________________________
==========================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               UNREALIZED
                            MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND
FUND                          12/31/04        AT COST        FROM SALES      (DEPRECIATION)      06/30/05        INCOME
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $        --     $  2,916,174    $  (2,916,174)       $  --         $        --     $    3,431
-------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class                --        2,916,174       (2,916,174)          --                  --          3,439
=========================================================================================================================
  Subtotal                  $        --     $  5,832,348    $  (5,832,348)       $  --         $        --     $    6,870
_________________________________________________________________________________________________________________________
=========================================================================================================================
  Total                     $346,463,175    $678,580,196    $(452,511,026)       $  --         $572,532,345    $7,256,696
_________________________________________________________________________________________________________________________
=========================================================================================================================


                             REALIZED
FUND                        GAIN (LOSS)
--------------------------
Liquid Assets Portfolio-
  Institutional Class          $  --
--------------------------
STIC Prime Portfolio-
  Institutional Class             --
==========================
  Subtotal                     $  --
__________________________
==========================
  Total                        $  --
__________________________
==========================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $17,588,109 and sales of $44,517,360, which resulted in net realized gains of $7,334,807.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $49,865.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $8,840 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, there were no securities on loan to brokers. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $6,870 for securities lending transactions.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $862,126,083 and $1,075,063,329 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $505,887,863
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (29,508,131)
==============================================================================
Net unrealized appreciation of investment securities             $476,379,732
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,288,782,460.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2005                 DECEMBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      15,135,080    $ 432,453,908     26,967,314    $ 758,954,877
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         524,056       13,397,623      2,582,107       65,607,722
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         507,970       12,964,472      2,143,852       54,462,214
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         741,835       21,059,982      1,569,932       44,033,714
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             363,496       10,580,672      1,058,147       30,243,199
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --      5,671,172      160,721,002
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      1,875,385       47,766,053
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        867,525       22,069,827
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --        130,679        3,690,363
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        112,239        3,236,984
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         546,371       15,565,730      1,357,549       38,348,118
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (609,389)     (15,565,730)    (1,495,064)     (38,348,118)
==========================================================================================================================
Reacquired:
  Class A                                                     (12,551,831)    (358,186,459)   (20,151,373)    (567,664,458)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,609,609)     (66,759,955)    (4,286,417)    (109,609,834)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,561,946)     (39,968,200)    (2,745,120)     (70,061,979)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (278,055)      (7,896,053)      (567,140)     (16,054,561)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (213,633)      (6,179,668)      (358,294)     (10,228,956)
==========================================================================================================================
                                                                   (5,655)   $  11,466,322     14,732,493    $ 417,166,167
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                                     YEAR ENDED DECEMBER 31,
                                     JUNE 30,          --------------------------------------------------------------------------
                                       2005               2004             2003             2002            2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   28.64          $    26.92       $    21.17       $    23.85       $  24.04       $  23.48
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           0.03(a)            (0.01)(a)        (0.08)(a)        (0.09)(a)      (0.05)(a)       0.10(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.45                3.71             5.83            (2.56)          0.18           4.10
=================================================================================================================================
    Total from investment
      operations                         0.48                3.70             5.75            (2.65)          0.13           4.20
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                 --                  --               --               --          (0.02)            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  --               (1.98)              --            (0.03)         (0.30)         (3.64)
=================================================================================================================================
    Total distributions                    --               (1.98)              --            (0.03)         (0.32)         (3.64)
=================================================================================================================================
Net asset value, end of period      $   29.12          $    28.64       $    26.92       $    21.17       $  23.85       $  24.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                          1.68%              13.82%           27.10%          (11.13)%         0.56%         18.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,685,302         $2,552,041       $2,025,407       $1,072,673       $490,118       $259,803
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                 1.28%(c)(d)         1.30%(d)         1.41%            1.43%          1.39%          1.37%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets           0.18%(c)           (0.02)%          (0.33)%          (0.40)%        (0.22)%         0.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                 27%                 56%              38%              38%            68%            72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,568,494,359.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.39% (annualized) and 1.40 for the six months ended June 30, 2005 and for the year ended December 31, 2004, respectively.
(e)  Not annualized for periods less than one year.

                                                                              CLASS B
                                      ----------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                   YEAR ENDED DECEMBER 31,
                                       JUNE 30,           --------------------------------------------------------------------
                                         2005               2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  25.73           $  24.54       $  19.43       $  22.03       $  22.36       $  22.21
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.07)(a)          (0.19)(a)      (0.21)(a)      (0.22)(a)      (0.19)(a)      (0.07)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.40               3.36           5.32          (2.35)          0.16           3.86
==============================================================================================================================
    Total from investment operations       0.33               3.17           5.11          (2.57)         (0.03)          3.79
==============================================================================================================================
Less distributions from net realized
  gains                                      --              (1.98)            --          (0.03)         (0.30)         (3.64)
==============================================================================================================================
Net asset value, end of period         $  26.06           $  25.73       $  24.54       $  19.43       $  22.03       $  22.36
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                            1.28%             13.00%         26.30%        (11.69)%        (0.10)%        17.98%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $641,077           $702,361       $702,267       $500,166       $333,783       $210,608
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net
  assets                                   2.03%(c)(d)        2.04%(d)       2.06%          2.08%          2.05%          2.02%
==============================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.57)%(c)         (0.76)%        (0.98)%        (1.05)%        (0.87)%        (0.27)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                   27%                56%            38%            38%            68%            72%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $664,664,937.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.04% (annualized) and 2.05% for the six months ended June 30, 2005 and for the year ended December 31, 2004, respectively.
(e)  Not annualized for periods less than one year.

                                                                             CLASS C
                                      --------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                  YEAR ENDED DECEMBER 31,
                                       JUNE 30,           ------------------------------------------------------------------
                                         2005               2004           2003           2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  25.70           $  24.51       $  19.41       $  22.00       $ 22.33       $ 22.19
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.07)(a)          (0.19)(a)      (0.21)(a)      (0.22)(a)     (0.19)(a)     (0.07)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.40               3.36           5.31          (2.34)         0.16          3.85
============================================================================================================================
    Total from investment operations       0.33               3.17           5.10          (2.56)        (0.03)         3.78
============================================================================================================================
Less distributions from net realized
  gains                                      --              (1.98)            --          (0.03)        (0.30)        (3.64)
============================================================================================================================
Net asset value, end of period         $  26.03           $  25.70       $  24.51       $  19.41       $ 22.00       $ 22.33
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                            1.28%             13.01%         26.28%        (11.66)%       (0.10)%       17.95%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $301,576           $324,873       $303,296       $161,487       $68,085       $19,466
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net
  assets                                   2.03%(c)(d)        2.04%(d)       2.06%          2.08%         2.05%         2.02%
============================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.57)%(c)         (0.76)%        (0.98)%        (1.05)%       (0.87)%       (0.27)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                   27%                56%            38%            38%           68%           72%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $309,655,071.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.04% (annualized) and 2.05 for the six months ended June 30, 2005 and for the year ended December 31, 2004, respectively.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS R
                                                              ----------------------------------------------------
                                                                                                     JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED         (DATE SALES
                                                                ENDED             DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ------------------    DECEMBER 31,
                                                                 2005           2004       2003          2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 28.54         $ 26.89    $ 21.18       $ 24.54
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)       (0.07)(a)   (0.12)(a)      (0.07)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.44            3.70       5.83         (3.26)
==================================================================================================================
    Total from investment operations                              0.43            3.63       5.71         (3.33)
==================================================================================================================
Less distributions from net realized gains                          --           (1.98)        --         (0.03)
==================================================================================================================
Net asset value, end of period                                 $ 28.97         $ 28.54    $ 26.89       $ 21.18
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   1.51%          13.57%     26.96%       (13.59)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $75,676         $61,303    $27,281       $ 2,786
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                           1.53%(c)(d)     1.54%(d)    1.56%        1.58%(e)
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.07)%(c)      (0.26)%    (0.48)%       (0.55)%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                          27%             56%        38%           38%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $68,349,969.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.54% (annualized) and 1.55 for the six months ended June 30, 2005 and for the year ended December 31, 2004, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                                                       MARCH 15,
                                                                                                         2002
                                                              SIX MONTHS           YEAR ENDED         (DATE SALES
                                                                ENDED             DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ------------------    DECEMBER 31,
                                                                 2005           2004       2003          2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 29.15         $ 27.23    $ 21.27       $ 25.03
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.10(a)         0.14(a)    0.08(a)       0.04(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.46            3.76       5.88         (3.77)
==================================================================================================================
    Total from investment operations                              0.56            3.90       5.96         (3.73)
==================================================================================================================
Less distributions from net realized gains                          --           (1.98)        --         (0.03)
==================================================================================================================
Net asset value, end of period                                 $ 29.71         $ 29.15    $ 27.23       $ 21.27
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   1.92%          14.40%     28.02%       (14.92)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $57,011         $51,579    $26,056       $ 4,817
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                           0.78%(c)(d)     0.80%(d)    0.76%        0.82%(e)
==================================================================================================================
Ratio of net investment income to average net assets              0.68%(c)        0.48%      0.32%         0.21%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                          27%             56%        38%           38%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $53,507,801.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.79% (annualized) and 0.81 for the six months ended June 30, 2005 and for the year ended December 31, 2004, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  J. Philip Ferguson                            COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
Lewis F. Pennock                  Karen Dunn Kelley                             1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599
Ruth H. Quigley
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
Larry Soll                                                                      Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
Mark H. Williamson                                                              New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY

AIM Aggressive Growth Fund                          INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME
AIM Basic Balanced Fund*
AIM Basic Value Fund                         AIM Asia Pacific Growth Fund                  TAXABLE
AIM Blue Chip Fund                           AIM Developing Markets Fund
AIM Capital Development Fund                 AIM European Growth Fund                      AIM Floating Rate Fund
AIM Charter Fund                             AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Constellation Fund                       AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Diversified Dividend Fund                AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Dynamics Fund(1)                         AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Large Cap Basic Value Fund               AIM Global Value Fund                         AIM Money Market Fund
AIM Large Cap Growth Fund                    AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Mid Cap Basic Value Fund                 AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Growth Fund                      AIM Trimark Fund                              Premier U.S.Government Money Portfolio(1)
AIM Opportunities I Fund
AIM Opportunities II Fund                                SECTOR EQUITY                     TAX-FREE
AIM Opportunities III Fund
AIM Premier Equity Fund                      AIM Advantage Health Sciences Fund(1)         AIM High Income Municipal Fund(8)
AIM S&P 500 Index Fund(1)                    AIM Energy Fund(1)                            AIM Municipal Bond Fund
AIM Select Equity Fund                       AIM Financial Services Fund(1)                AIM Tax-Exempt Cash Fund
AIM Small Cap Equity Fund(3)                 AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Small Cap Growth Fund(4)                 AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Company Growth Fund(1)             AIM Gold & Precious Metals Fund(1)
AIM Trimark Endeavor Fund                    AIM Leisure Fund(1)                               AIM ALLOCATION SOLUTIONS
AIM Trimark Small Companies Fund             AIM Multi-Sector Fund(1)
AIM Weingarten Fund                          AIM Real Estate Fund(7)                       AIM Conservative Allocation Fund
                                             AIM Technology Fund(1)                        AIM Growth Allocation Fund(9)
                                             AIM Utilities Fund(1)                         AIM Moderate Allocation Fund
                                                                                           AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                           Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

*Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.


A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                MCCE-SAR-1             A I M Distributors,Inc.


                           [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------
Mutual  Retirement   Annuities   College   Separately   Offshore    Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products                 Savings   Managed      Products    Management               --Registered Trademark--
                                 Plans     Accounts
-------------------------------------------------------------------------------

                                                    AIM MODERATE ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                              [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIM MODERATE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A MODERATE LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          investments from the underlying funds at      o The unmanaged LIPPER BALANCED FUND
                                             a time that is unfavorable to the Fund.       INDEX represents an average of the 30
o Class B shares are not available as an                                                   largest balanced funds tracked by
investment for retirement plans              PRINCIPAL RISKS OF INVESTING IN THE           Lipper, Inc., an independent mutual fund
maintained pursuant to Section 401 of        UNDERLYING FUNDS                              performance monitor. It is calculated
the Internal Revenue Code, including                                                       daily, with adjustments for distributions
401(k) plans, money purchase pension         o Investing in a fund that invests in         as of the ex-dividend dates.
plans and profit sharing plans, except       international securities presents
for plans that have existing accounts        certain risks not associated with             o The custom moderate allocation index
invested in Class B shares.                  investing solely in the United States.        used in this report is composed of 42.5%
                                             These include risks relating to               Russell 3000 Index, 17.5% MSCI EAFE
o Class R shares are available only to       fluctuations in the value of the U.S.         Index, 25% Lehman U. S. Aggregate Bond
certain retirement plans. Please see the     dollar relative to the values of other        Index, 5% Lehman 1-3 Year
prospectus for more information.             currencies, the custody arrangements          Government/Credit Index, and 10% Lehman
                                             made for the fund's foreign holdings,         High Yield Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND     differences in accounting, political
                                             risks and the lesser degree of public         o The unmanaged RUSSELL 3000--Registered
o The Fund is a "fund of funds," which       information required to be provided by        Trademark-- INDEX is an index of common
means that it invests its assets in          non-U.S. companies.                           stocks that measures performance of the
other underlying mutual funds advised by                                                   largest 3,000 U.S. companies based on
A I M Advisors, Inc.                         o Investing in a fund that invests in         market capitalization.
                                             micro, small and mid-sized companies
o Investors will bear not just their         involves risks not associated with            o The unmanaged MSCI Europe, Australasia
share of the Fund's operational              investing in more established companies,      and the Far East Index (the MSCI
expenses, but also, indirectly, the          such as business risk, stock price            EAFE--Registered Trademark-- INDEX) is a
operating expenses of the underlying         fluctuations and illiquidity.                 group of foreign securities tracked by
funds.                                                                                     Morgan Stanley Capital International.
                                             o A change in interest rates will affect
o The advisor may change the Fund's          the performance of the Fund's                 o The unmanaged LEHMAN U.S. AGGREGATE
asset class allocations, the underlying      investments in fixed-income mutual            BOND INDEX, which represents the U.S.
funds or the target weightings in the        funds.                                        investment-grade fixed-rate bond market
underlying funds at its discretion.                                                        (including government and corporate
                                             o Investing in funds that invest in           securities, mortgage pass-through
o The advisor has the ability to select      higher-yielding, lower-rated debt             securities and asset-backed
and substitute the underlying funds in       securities (commonly known as "junk           securities), is compiled by Lehman
which the Fund invests, and may be           bonds") has a greater risk of price           Brothers.
subject to potential conflicts of            fluctuation and loss of principal and
interest in selecting underlying funds       income than investing in funds that           o The unmanaged LEHMAN 1-3 YEAR
because it may receive higher fees from      invest in U.S. government securities          GOVERNMENT/CREDIT INDEX, which
certain underlying funds than others.        such as U.S. Treasury bills, notes and        represents the performance of short-term
However, as a fiduciary to the Fund, the     bonds. Treasuries are guaranteed by the       government and investment-grade
advisor is required to act in the Fund's     government for repayment of principal         corporate debt securities, is compiled
best interest when selecting the             and interest if held to maturity. Fund        by Lehman Brothers.
underlying funds.                            shares are not insured, and their value
                                             and yield will vary with market               o The unmanaged LEHMAN HIGH YIELD INDEX,
o There is a risk that the advisor's         conditions. Investors should carefully        which represents the performance of
evaluations and assumptions regarding        assess the risk associated with an            high-yield debt securities, is compiled
the Fund's broad asset classes or the        investment in the Fund.                       by Lehman Brothers.
underlying funds in which the Fund
invests may be incorrect based on actual     ABOUT INDEXES USED IN THIS REPORT             o Lehman Brothers is a global investment
market conditions. There can be no                                                         bank.
assurance that the underlying funds will     o The unmanaged Standard & Poor's
achieve their investment objectives, and     Composite Index of 500 Stocks (the S&P        o The Fund is not managed to track the
the performance of the underlying funds      500--Registered Trademark-- INDEX) is an      performance of any particular index,
may be lower than that of the asset          index of common stocks frequently used        including the indexes defined here, and
class they were selected to represent.       as a general measure of U.S. stock            consequently, the performance of the
The underlying funds may change their        market performance.                           Fund may deviate significantly from the
investment objectives or policies                                                          performance of the indexes.
without the approval of the Fund. If
that were to occur, the Fund might be
forced to withdraw its                                                                     Continued on Page 5

                                                                                           ========================================
===================================================================================        FUND NASDAQ SYMBOLS
   THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
   PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES           Class A Shares                    AMKAX
   AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                      Class B Shares                    AMKBX
===================================================================================        Class C Shares                    AMKCX

NOT FDIC INSURED      MAY LOSE VALUE      NO BANK GUARANTEE                                Class R Shares                    AMKRX
                                                                                           ========================================
AIMINVESTMENTS.COM

AIM MODERATE ALLOCATION FUND

                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
     [GRAHAM        Bruce Crockett, the independent Chair of the Board of
     PHOTO]         Trustees of the AIM Funds. We first introduced you to Mr.
                    Crockett in the annual report on your Fund dated December 31
ROBERT H. GRAHAM    of last year. Mr. Crockett has been on our Funds' Board
                    since 1992; he assumed his responsibilities as Chair last
                    October.

                       Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a
                    valuable addition to the reports. The Board is charged with
[WILLIAMSON         looking out for the interests of shareholders, and Mr.
   PHOTO]           Crockett's letter provides insight into some of the many
                    issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each MARK H. WILLIAMSON year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM                  /S/ MARK H. WILLIAMSON

                    Robert H. Graham                      Mark H. Williamson
                    President & Vice Chair,               Chairman & President,
                    AIM Funds                             A I M Advisors, Inc.

                    August 10, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MODERATE ALLOCATION FUND


                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.
   [CROCKETT
     PHOTO]            At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July
 BRUCE L. CROCKETT  1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    August 10, 2005

AIM MODERATE ALLOCATION FUND

MANAGEMENT'S DISCUSSION                                                                    market that may be underperforming.
OF FUND PERFORMANCE
                                                                                              We determine target asset class
======================================================================================     weightings and underlying fund
PERFORMANCE SUMMARY                                                                        selections for the Fund and also monitor
                                             =========================================     the Fund on an ongoing basis. The
The Fund produced positive performance       FUND VS. INDEXES                              underlying funds are actively managed by
at net asset value for the six-month                                                       their respective management teams based
reporting period ended June 30, 2005. The    Total returns, 12/31/04-6/30/05, excluding    on the individual fund objectives,
broad stock market, as represented by        applicable sales charges. If sales            investment strategies and management
the S&P 500 Index, presented lackluster      charges were included, returns would be       techniques.
results during that time and ended the       lower.
period with negative returns.                                                                 While the weightings of various
                                             Class A Shares                       1.19%    underlying funds in the portfolio may
The Fund's significant allocation to                                                       vary from their targets during the year
fixed income holdings (40%) enhanced         Class B Shares                       0.74     due to market movements, we rebalance
performance during a challenging market                                                    the portfolio annually to maintain its
for equities, helping the Fund               Class C Shares                       0.74     target asset class allocations.
outperform the broad stock market for
the period. The Fund also performed          Class R Shares                       1.01     MARKET CONDITIONS AND YOUR FUND
better than the Custom Moderate
Allocation Index, which approximates the     S&P 500 Index (Broad Market Index)  -0.81     Equity market returns were modestly
performance of the types of holdings                                                       negative during the period, as investors
owned by the Fund's underlying funds.        Custom Moderate Allocation Index              were preoccupied with the impact that
                                             (Style-specific Index)               0.62     high energy prices and rising interest
Long-term Fund performance information                                                     rates might have on continued economic
appears on page 5.                           Lipper Balanced Fund Index                    and corporate earnings growth.
                                             (Peer Group Index)                   0.50
                                                                                              These concerns translated directly
                                             SOURCE: LIPPER,INC.                           into muted or negative returns in most
                                             =========================================     broad equity market sectors with the
                                                                                           exception of energy and utilities.
======================================================================================     Energy rallied in response to the
HOW WE INVEST                                represent 60% of the portfolio's target       record-high oil prices, and utilities
                                             allocation, and three bond funds, which       benefited from continued strong demand
The Fund invests in 11 underlying funds      represent the remaining 40%.                  in relation to the available production
diversified among asset classes (stocks                                                    capacity.
and bonds), investment styles (value,           This broad diversification is
blend/core and growth), regions              designed to maximize the probability             The health care sector was one other
(domestic and international) and market      that during any given period, the             area of moderate strength. Investors
capitalizations (small, mid and large).      portfolio will be exposed to market           were attracted to this more defensive
The 11 underlying funds include eight        areas that perform well, while also           sector as they saw improving
stock funds, which                           minimizing volatility by limiting             fundamentals such as stronger balance
                                             exposure to any area of the                   sheets and cash-flow growth.

                                                                                                                         (continued)

                                                                                           =========================================
                                                                                             TOTAL NET ASSETS      $303.2 MILLION
====================================================================================================================================

PORTFOLIO COMPOSITION
                                                                                                   TARGET     % OF TOTAL NET ASSETS
ASSET CLASS                                       FUND                                           ALLOCATION       AS OF 6/30/05
Large Cap Value                                   AIM Large Cap Basic Value Fund                    10.0%              10.0%
Large Cap Growth                                  AIM Large Cap Growth Fund                         12.5               12.5
Mid Cap Value                                     AIM Mid Cap Basic Value Fund                       5.0                5.0
Mid Cap Growth                                    AIM Mid Cap Stock Fund                             5.0                5.0
Small Cap                                         AIM Trimark Small Companies Fund                   5.0                5.0
International/Global Growth                       AIM International Growth Fund                      7.5                7.5
International/Global Blend                        AIM International Core Equity Fund                10.0               10.0
Sector                                            AIM Multi-Sector Fund                              5.0                5.0
Intermediate Term Investment Grade                AIM Total Return Bond Fund                        25.0               25.0
Short Term Investment Grade                       AIM Short-Term Bond Fund                           5.0                5.0
Taxable Non-Investment Grade                      AIM High Yield Fund                               10.0               10.0

The Fund purchases Institutional Class shares of the underlying funds. Institutional class shares have no sales charge.
The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.
Figures for % of Total Net Assets closely match Target Allocations because annual rebalancing was performed near end of period.

====================================================================================================================================

AIM MODERATE ALLOCATION FUND

The market for fixed-income securities       returns for the period while commonly         THE VIEWS AND OPINIONS EXPRESSED IN
during the reporting period was more         used small-cap indexes produced negative      MANAGEMENT'S DISCUSSION OF FUND
favorable than for equities. The Fund's      results.                                      PERFORMANCE ARE THOSE OF A I M ADVISORS,
25% allocation to AIM Total Return Bond                                                    INC. THESE VIEWS AND OPINIONS ARE
Fund made the largest contribution to        o AIM International Growth Fund, though       SUBJECT TO CHANGE AT ANY TIME BASED ON
Fund return. AIM Total Return Bond Fund      hampered by international stock markets'      FACTORS SUCH AS MARKET AND ECONOMIC
continued to be managed with a bias          lackluster results for the period,            CONDITIONS. THESE VIEWS AND OPINIONS MAY
toward higher interest rates during the      nevertheless made a small positive            NOT BE RELIED UPON AS INVESTMENT ADVICE
period. As the quarter progressed, the       contribution to Fund performance.             OR RECOMMENDATIONS, OR AS AN OFFER FOR A
fund's managers selectively lengthened                                                     PARTICULAR SECURITY. THE INFORMATION IS
the fund's duration (a measure of a             The remaining three underlying equity      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
fund's price sensitivity to interest         funds hampered Fund performance with          OF ANY MARKET, COUNTRY, INDUSTRY,
rate changes), but maintained a duration     modestly negative results because             SECURITY OR THE FUND. STATEMENTS OF FACT
slightly shorter than the Lehman U.S.        large-caps underperformed mid-cap and         ARE FROM SOURCES CONSIDERED RELIABLE,
Aggregate Bond Index, a measure of the       small-cap stocks for the period:              BUT A I M ADVISORS, INC. MAKES NO
performance of investment-grade bonds.                                                     REPRESENTATION OR WARRANTY AS TO THEIR
This defensive posture benefited AIM         o AIM Large Cap Basic Value Fund              COMPLETENESS OR ACCURACY. ALTHOUGH
Total Return Bond Fund's performance in                                                    HISTORICAL PERFORMANCE IS NO GUARANTEE
this environment.                            o AIM Large Cap Growth Fund                   OF FUTURE RESULTS, THESE INSIGHTS MAY
                                                                                           HELP YOU UNDERSTAND OUR INVESTMENT
                                             o AIM International Core Equity Fund          MANAGEMENT PHILOSOPHY.
      The Fund's significant
    allocation to fixed income                  The fact that the Fund was able to               See important Fund and index
      holdings ... enhanced                  produce positive results--despite                   disclosures inside front cover.
      performance during a                   negative returns from three underlying
        challenging market                   funds with large target
           for equities ...                  allocations--demonstrates the advantages                   GARY WENDLER, Senior Vice
                                             of diversification. The Fund's holdings         [WENDLER   President, is manager of AIM
                                             in funds that focus on mid-cap and               PHOTO]    Moderate Allocation Fund. He
   The Fund's other two fixed income         small-cap stocks helped make up for the                    began his career in the
funds, AIM Short Term Bond Fund and AIM      losses on large-caps. Market gains in                      investment industry in 1986
High Yield Fund, made more modest            the period occurred primarily in a few        and joined AIM in 1995. Mr. Wendler holds
contributions to Fund results for the        select areas such as energy, real estate      a B.B.A. in finance from Texas A&M
period.                                      and health care, while other sectors          University.
                                             lagged. By holding diverse sectors, the
   Five of the eight underlying equity       Fund was able to capture gains from
funds contributed positively to Fund         these, even as other sectors
performance for the six months.              disappointed. The Fund's fixed-income
                                             holdings made important contributions to
o AIM Multi-Sector Fund was the leading      Fund performance in a market that was
equity contributor. Its performance was      difficult for equities in general.
driven primarily by its energy holdings,
which benefited from the period's high       IN CLOSING
oil prices. This fund's health care
holdings also participated in the            AIM Moderate Allocation Fund is intended
strength of that sector and contributed      for the investor with a moderate risk
favorably.                                   tolerance. To fulfill that requirement,
                                             your Fund was designed to improve
o AIM Mid Cap Basic Value Fund and AIM       investors' chances that during any given
Mid Cap Stock Fund both benefited from       period, the portfolio would include some
strong stock selection as well as solid      market areas that would perform well,
performance by mid-cap stocks, which         and limit exposure to any market areas
generally outperformed small-caps and        that might be underperforming. The
large-caps during the period.                percentage of the Fund's net assets
                                             invested in each of the underlying funds
o AIM Trimark Small Companies Fund           was set at target levels at inception to
benefited from strong stock selection,       provide broad diversification across
turning in positive                          asset classes, investment styles,
                                             regions and market capitalizations.

                                                We remain committed to these
                                             strategies, and as always, we thank you
                                             for your continued investment in AIM
                                             Moderate Allocation Fund.

AIM MODERATE ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE

   Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

   Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


========================================     THE PERFORMANCE DATA QUOTED REPRESENT         (CDSC) FOR THE PERIOD INVOLVED. THE CDSC
AVERAGE ANNUAL TOTAL RETURNS                 PAST PERFORMANCE AND CANNOT GUARANTEE         ON CLASS B SHARES DECLINES FROM 5%
                                             COMPARABLE FUTURE RESULTS; CURRENT            BEGINNING AT THE TIME OF PURCHASE TO 0%
As of 6/30/05, including applicable sales    PERFORMANCE MAY BE LOWER OR HIGHER.           AT THE BEGINNING OF THE SEVENTH YEAR.
charges                                      PLEASE VISIT AIMINVESTMENTS.COM FOR THE       THE CDSC ON CLASS C SHARES IS 1% FOR THE
                                             MOST RECENT MONTH-END PERFORMANCE.            FIRST YEAR AFTER PURCHASE. CLASS R
CLASS A SHARES                               PERFORMANCE FIGURES REFLECT REINVESTED        SHARES DO NOT HAVE A FRONT-END SALES
Inception (4/30/04)                 4.33%    DISTRIBUTIONS, CHANGES IN NET ASSET           CHARGE; RETURNS SHOWN ARE AT NET ASSET
  1 Year                            2.83     VALUE AND THE EFFECT OF THE MAXIMUM           VALUE AND DO NOT REFLECT A 0.75% CDSC
                                             SALES CHARGE UNLESS OTHERWISE STATED.         THAT MAY BE IMPOSED ON A TOTAL
CLASS B SHARES                               INVESTMENT RETURN AND PRINCIPAL VALUE         REDEMPTION OF RETIREMENT PLAN ASSETS
Inception (4/30/04)                 5.33%    WILL FLUCTUATE SO THAT YOU MAY HAVE A         WITHIN THE FIRST YEAR.
  1 Year                            2.98     GAIN OR LOSS WHEN YOU SELL SHARES.
                                                                                              THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                                  CLASS A SHARE PERFORMANCE REFLECTS         CLASSES WILL DIFFER DUE TO DIFFERENT
Inception (4/30/04)                 8.72%    THE MAXIMUM 5.50% SALES CHARGE, AND           SALES CHARGE STRUCTURES AND CLASS
  1 Year                            6.98     CLASS B AND CLASS C SHARE PERFORMANCE         EXPENSES.
                                             REFLECTS THE APPLICABLE CONTINGENT
CLASS R SHARES                               DEFERRED SALES CHARGE                            HAD THE ADVISOR NOT WAIVED FEES
Inception (4/30/04)                 9.28%                                                  AND/OR REIMBURSED EXPENSES, PERFORMANCE
  1 Year                            8.52                                                   WOULD HAVE BEEN LOWER.
========================================


Continued from inside front cover


                                             differ from the net asset values and          Reference Room, including information
                                             returns reported in the Financial             about duplicating fee charges, by
                                             Highlights.                                   calling 1-202-942-8090 or
                                                                                           1-800-732-0330, or by electronic request
o A direct investment cannot be made in      The Fund provides a complete list of its      at the following e-mail address:
an index. Unless otherwise indicated,        holdings four times in each fiscal year,      publicinfo@sec.gov. The SEC file numbers
index results include reinvested             at the quarter-ends. For the second and       for the Fund are 811-2699 and 2-57526.
dividends, and they do not reflect sales     fourth quarters, the lists appear in the
charges. Performance of an index of          Fund's semiannual and annual reports to       A description of the policies and
funds reflects fund expenses;                shareholders. For the first and third         procedures that the Fund uses to
performance of a market index does not.      quarters, the Fund files the lists with       determine how to vote proxies relating
                                             the Securities and Exchange Commission        to portfolio securities is available
OTHER INFORMATION                            (SEC) on Form N-Q. The most recent list       without charge, upon request, from our
                                             of portfolio holdings is available at         Client Services department at
o The returns shown in management's          AIMinvestments.com. From our home page,       800-959-4246 or on the AIM Web site,
discussion of Fund performance are based     click on Products & Performance, then         AIMinvestments.com. On the home page,
on net asset values calculated for           Mutual Funds, then Fund Overview. Select      scroll down and click on AIM Funds Proxy
shareholder transactions. Generally          your Fund from the drop-down menu and         Policy. The information is also
accepted accounting principles require       click on Complete Quarterly Holdings.         available on the SEC Web site, sec.gov.
adjustments to be made to the net assets     Shareholders can also look up the Fund's
of the Fund at period end for financial      Forms N-Q on the SEC's Web site at            Information regarding how the Fund voted
reporting purposes, and as such, the net     sec.gov. And copies of the Fund's Forms       proxies related to its portfolio
asset values for shareholder                 N-Q may be reviewed and copied at the         securities during the 12 months ended
transactions and the returns based on        SEC's Public Reference Room at 450 Fifth      June 30, 2005, is available at our Web
those net asset values may                   Street, N.W., Washington, D.C.                site. Go to AIMinvestments.com, access
                                             20549-0102. You can obtain information        the About Us tab, click on Required
                                             on the operation of the Public                Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

AIM MODERATE ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur      expenses that you paid over the period.          The hypothetical account values and
two types of costs: (1) transaction          Simply divide your account value by           expenses may not be used to estimate the
costs, which may include sales charges       $1,000 (for example, an $8,600 account        actual ending account balance or
(loads) on purchase payments; contingent     value divided by $1,000 = 8.6), then          expenses you paid for the period. You
deferred sales charges on redemptions;       multiply the result by the number in the      may use this information to compare the
and redemption fees, if any; and (2)         table under the heading entitled "Actual      ongoing costs of investing in the Fund
ongoing costs, including distribution        Expenses Paid During Period" to estimate      and other funds. To do so, compare this
and/or service fees (12b-1); and other       the expenses you paid on your account         5% hypothetical example with the 5%
Fund expenses. This example is intended      during this period.                           hypothetical examples that appear in the
to help you understand your ongoing                                                        shareholder reports of the other funds.
costs (in dollars) of investing in the       HYPOTHETICAL EXAMPLE FOR
Fund and to compare these costs with         COMPARISON PURPOSES                              Please note that the expenses shown
ongoing costs of investing in other                                                        in the table are meant to highlight your
mutual funds. The example is based on an     The table below also provides                 ongoing costs only and do not reflect
investment of $1,000 invested at the         information about hypothetical account        any transactional costs, such as sales
beginning of the period and held for the     values and hypothetical expenses based        charges (loads) on purchase payments,
entire period January 1, 2005, through       on the Fund's actual expense ratio and        contingent deferred sales charges on
June 30, 2005.                               an assumed rate of return of 5% per year      redemptions, and redemption fees, if
                                             before expenses, which is not the Fund's      any. Therefore, the hypothetical
ACTUAL EXPENSES                              actual return. The Fund's actual              information is useful in comparing
                                             cumulative total returns at net asset         ongoing costs only, and will not help
The table below provides information         value after expenses for the six months       you determine the relative total costs
about actual account values and actual       ended June 30, 2005, appear in the table      of owning different funds. In addition,
expenses. You may use the information in     "Fund vs. Indexes" on page 3.                 if these transactional costs were
this table, together with the amount you                                                   included, your costs would have been
invested, to estimate the                                                                  higher.

================================================================================

                                                        ACTUAL                                   HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT       ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                    EXPENSES
SHARE             VALUE                  VALUE                 PAID DURING           VALUE                        PAID DURING
CLASS            (1/1/05)             (6/30/05)(1)             PERIOD(2,3)         (6/30/05)                      PERIOD(2,4)
  A             $1,000.00              $1,011.90                  $2.00            $1,022.81                         $2.01
  B              1,000.00               1,007.40                   5.23             1,019.59                          5.26
  C              1,000.00               1,007.40                   5.23             1,019.59                          5.26
  R              1,000.00               1,010.10                   2.74             1,022.07                          2.76


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (0.40%, 1.05%, 1.05% and 0.55% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.30% for the Class A shares.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.50 for the Class A shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.51 for the Class A shares.

================================================================================
                                 [ARROW
                                 BUTTON             For More Information Visit
                                 IMAGE]             AIMINVESTMENTS.COM

AIM MODERATE ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Growth          o The nature and extent of the advisory       o Fees relative to those of comparable
Series (the "Board") oversees the            services to be provided by AIM. The           funds with other advisors. The Board
management of AIM Moderate Allocation        Board reviewed the services to be             noted that AIM does not charge the Fund
Fund (the "Fund") and, as required by        provided by AIM under the Advisory            any advisory fees pursuant to the
law, determines annually whether to          Agreement. Based on such review, the          Advisory Agreement, although the
approve the continuance of the Fund's        Board concluded that the range of             underlying funds in which the Fund
advisory agreement with A I M Advisors,      services to be provided by AIM under the      invests pay AIM advisory fees.
Inc. ("AIM"). Based upon the                 Advisory Agreement was appropriate and
recommendation of the Investments            that AIM currently is providing services      o Expense limitations and fee waivers.
Committee of the Board, which is             in accordance with the terms of the           The Board noted that AIM has
comprised solely of independent              Advisory Agreement.                           contractually agreed to waive fees
trustees, at a meeting held on June 30,                                                    and/or limit expenses of the Fund
2005, the Board, including all of the        o The quality of services to be provided      through December 31, 2005 in an amount
independent trustees, approved the           by AIM. The Board reviewed the                necessary to limit other expenses to a
continuance of the advisory agreement        credentials and experience of the             specified percentage of average daily
(the "Advisory Agreement") between the       officers and employees of AIM who will        net assets for each class of the Fund.
Fund and AIM for another year, effective     provide investment advisory services to       The Board considered the contractual
July 1, 2005.                                the Fund. In reviewing the                    nature of this fee waiver/expense
                                             qualifications of AIM to provide              limitation and noted that it remains in
   The Board considered the factors          investment advisory services, the Board       effect through December 31, 2005. The
discussed below in evaluating the            reviewed the qualifications of AIM's          Board considered the effect this fee
fairness and reasonableness of the           investment personnel and considered such      waiver/expense limitation would have on
Advisory Agreement at the meeting on         issues as AIM's portfolio and product         the Fund's estimated expenses and
June 30, 2005 and as part of the Board's     review process, various back office           concluded that the levels of fee
ongoing oversight of the Fund. In their      support functions provided by AIM and         waivers/expense limitations for the Fund
deliberations, the Board and the             AIM's equity and fixed income trading         were fair and reasonable.
independent trustees did not identify        operations. Based on the review of these
any particular factor that was               and other factors, the Board concluded        o Breakpoints and economies of scale.
controlling, and each trustee attributed     that the quality of services to be            The Board noted that AIM does not charge
different weights to the various             provided by AIM was appropriate and that      the Fund any advisory fees pursuant to
factors.                                     AIM currently is providing satisfactory       the Advisory Agreement, although the
                                             services in accordance with the terms of      underlying funds in which the Fund
   One of the responsibilities of the        the Advisory Agreement.                       invests pay AIM advisory fees.
Senior Officer of the Fund, who is
independent of AIM and AIM's affiliates,     o The performance of the Fund relative        o Investments in affiliated money market
is to manage the process by which the        to comparable funds. Not applicable           funds. Not applicable because the Fund
Fund's proposed management fees are          because the Fund has recently commenced       does not invest in affiliated money
negotiated to ensure that they are           operations.                                   market funds.
negotiated in a manner which is at arm's
length and reasonable. To that end, the      o The performance of the Fund relative        o Independent written evaluation and
Senior Officer must either supervise a       to indices. Not applicable because the        recommendations of the Fund's Senior
competitive bidding process or prepare       Fund has recently commenced operations.       Officer. The Board noted that, upon
an independent written evaluation. The                                                     their direction, the Senior Officer of
Senior Officer has recommended an            o Meeting with the Fund's portfolio           the Fund had prepared an independent
independent written evaluation in lieu       managers and investment personnel. With       written evaluation in order to assist
of a competitive bidding process and,        respect to the Fund, the Board is             the Board in determining the
upon the direction of the Board, has         meeting periodically with such Fund's         reasonableness of the proposed
prepared such an independent written         portfolio managers and/or other               management fees of the AIM Funds,
evaluation. Such written evaluation also     investment personnel and believes that        including the Fund. The Board noted that
considered certain of the factors            such individuals are competent and able       the Senior Officer's written evaluation
discussed below. In addition, as             to continue to carry out their                had been relied upon by the Board in
discussed below, the Senior Officer made     responsibilities under the Advisory           this regard in lieu of a competitive
certain recommendations to the Board in      Agreement.                                    bidding process. In determining whether
connection with such written evaluation.                                                   to continue the Advisory Agreement for
                                             o Overall performance of AIM. The Board       the Fund, the Board considered the
   The discussion below serves as a          considered the overall performance of         Senior Officer's written evaluation and
summary of the Senior Officer's              AIM in providing investment advisory and      the recommendation made by the Senior
independent written evaluation and           portfolio administrative services to the      Officer to the Board that the Board
recommendations to the Board in              Fund and concluded that such performance      consider implementing a process to
connection therewith, as well as a           was satisfactory.                             assist them in more closely monitoring
discussion of the material factors and                                                     the performance of the AIM Funds. The
the conclusions with respect thereto         o Fees relative to those of clients of        Board concluded that it would be
that formed the basis for the Board's        AIM with comparable investment                advisable to implement such a process as
approval of the Advisory Agreement.          strategies. The Board noted that AIM          soon as reasonably practicable.
After consideration of all of the            does not charge the Fund any advisory
factors below and based on its informed      fees pursuant to the Advisory Agreement,
business judgment, the Board determined      although the underlying funds in which
that the Advisory Agreement is in the        the Fund invests pay AIM advisory fees.
best interests of the Fund and its
shareholders and that the compensation
to AIM under the Advisory Agreement is
fair and reasonable and would have been
obtained through arm's length
negotiations.



                                                                     (continued)

AIM MODERATE ALLOCATION FUND


o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board noted that AIM         determining whether to continue the
does not charge the Fund any advisory        Advisory Agreement for the Fund, the
fees pursuant to the Advisory Agreement,     Board considered the fact that AIM,
although the underlying funds in which       along with others in the mutual fund
the Fund invests pay AIM advisory fees.      industry, is subject to regulatory
                                             inquiries and litigation related to a
o Benefits of soft dollars to AIM. The       wide range of issues. The Board also
Board considered the benefits realized       considered the governance and compliance
by AIM as a result of brokerage              reforms being undertaken by AIM and its
transactions executed through "soft          affiliates, including maintaining an
dollar" arrangements. Under these            internal controls committee and
arrangements, brokerage commissions paid     retaining an independent compliance
by the Fund and/or other funds advised       consultant, and the fact that AIM has
by AIM are used to pay for research and      undertaken to cause the Fund to operate
execution services. This research is         in accordance with certain governance
used by AIM in making investment             policies and practices. The Board
decisions for the Fund. The Board            concluded that these actions indicated a
concluded that such arrangements were        good faith effort on the part of AIM to
appropriate.                                 adhere to the highest ethical standards,
                                             and determined that the current
o AIM's financial soundness in light of      regulatory and litigation environment to
the Fund's needs. The Board considered       which AIM is subject should not prevent
whether AIM is financially sound and has     the Board from continuing the Advisory
the resources necessary to perform its       Agreement for the Fund.
obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

o Historical relationship between the
Fund and AIM. In determining whether to
continue the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to maintain the
current relationship, in part, because
of such knowledge. The Board also
reviewed the general nature of the
non-investment advisory services
currently performed by AIM and its
affiliates, such as administrative,
transfer agency and distribution
services, and the fees received by AIM
and its affiliates for performing such
services. In addition to reviewing such
services, the trustees also considered
the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to continue to provide
non-investment advisory services to the
Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05


AIM MODERATE ALLOCATION FUND

                                             =========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (4/30/04)                 9.84%     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     1 Year                              9.17      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings. Institutional    6 Months*                           1.28      ASSET VALUE. INVESTMENT RETURN AND
Class shares are offered exclusively to                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
institutional investors, including           *Cumulative total return that has not         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
defined contribution plans that meet         been annualized                               OR LESS THAN THEIR ORIGINAL COST. HAD THE
certain criteria.                            =========================================     ADVISOR NOT WAIVED FEES AND/OR REIMBURSED
                                                                                           EXPENSES, PERFORMANCE WOULD HAVE BEEN
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      LOWER. SEE FULL REPORT FOR INFORMATION ON
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.     COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             INSTITUTIONAL CLASS SHARES WOULD HAVE HAD     YOUR FUND PROSPECTUS FOR MORE
                                             DIFFERENT RETURNS DUE TO DIFFERENCES IN       INFORMATION. FOR THE MOST CURRENT
                                             THE EXPENSE STRUCTURE OF THE                  MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS.                          800-451-4246 OR VISIT AIMinvestments.com.

                                                                                              HAD THE ADVISOR NOT WAIVED FEES AND /
                                                                                           OR REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                           HAVE BEEN LOWER.
=========================================
FUND NASDAQ SYMBOL

AIM Moderate Allocation fund        AMLIX
=========================================


                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com            MAL-INS-2                 YOUR GOALS. OUR SOLUTIONS.               [AIM INVESTMENTS LOGO APPEARS HERE]
                                                         --Registered Trademark--                      --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      example, an $8,600 account value divided      The hypothetical account values and
                                             by $1,000 = 8.6), then multiply the           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      result by the number in the table under       actual ending account balance or expenses
ongoing costs. This example is intended      the heading entitled "Actual Expenses         you paid for the period. You may use this
to help you understand your ongoing costs    Paid During Period" to estimate the           information to compare the ongoing costs
(in dollars) of investing in the Fund and    expenses you paid on your account during      of investing in the Fund and other funds.
to compare these costs with ongoing costs    this period.                                  To do so, compare this 5% hypothetical
of investing in other mutual funds. The                                                    example with the 5% hypothetical examples
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR COMPARISON           that appear in the shareholder reports of
$1,000 invested at the beginning of the      PURPOSES                                      the other funds.
period and held for the entire period
January 1, 2005, through June 30, 2005.      The table below also provides information        Please note that the expenses shown in
                                             about hypothetical account values and         the table are meant to highlight your
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's     ongoing costs only. Therefore, the
                                             actual expense ratio and an assumed rate      hypothetical information is useful in
The table below provides information         of return of 5% per year before expenses,     comparing ongoing costs only, and will
about actual account values and actual       which is not the Fund's actual return.        not help you determine the relative total
expenses. You may use the information in     The Fund's actual cumulative total return     costs of owning different funds.
this table, together with the amount you     after expenses for the six months ended
invested, to estimate the expenses that      June 30, 2005, appears in the table on
you paid over the period. Simply divide      the front of this supplement.
your account value by $1,000 (for


===================================================================================================================================

                                                            ACTUAL                                  HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT        ENDING ACCOUNT             EXPENSES          ENDING ACCOUNT            EXPENSES
   SHARE                VALUE                  VALUE                 PAID DURING            VALUE                PAID DURING
   CLASS              (1/1/05)              (6/30/05)(1)              PERIOD(2)           (6/30/05)               PERIOD(2)
Institutional        $1,000.00               $1,012.80                  $0.25             $1,024.55                 $0.25


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.05% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================


AIMinvestments.com              MAL-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
MUTUAL FUNDS-100.05%(A)

  AIM High Yield Fund-Institutional
  Class-10.07%                                  6,863,880   $ 30,544,266
------------------------------------------------------------------------
  AIM International Core Equity Fund-
  Institutional Class-9.95%(b)                  2,676,769     30,167,190
------------------------------------------------------------------------
  AIM International Growth Fund-Institutional
  Class-7.48%(b)                                1,104,011     22,687,432
------------------------------------------------------------------------
  AIM Large Cap Basic Value
  Fund-Institutional Class-9.97%(b)             2,231,928     30,220,306
------------------------------------------------------------------------
  AIM Large Cap Growth Fund-Institutional
  Class-12.50%(b)                               3,831,126     37,889,841
------------------------------------------------------------------------
  AIM Mid Cap Basic Value Fund-Institutional
  Class-5.04%(b)                                1,131,803     15,279,346
------------------------------------------------------------------------
  AIM Mid Cap Stock Fund-Institutional
  Class-5.04%                                     835,705     15,268,325
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MUTUAL FUNDS-100.05%(A)-(continued)

  AIM Multi-Sector Fund-Institutional
  Class-4.99%                                     660,410   $ 15,116,788
------------------------------------------------------------------------
  AIM Short Term Bond Fund-
  Institutional-Class 4.99%                     1,518,318     15,137,627
------------------------------------------------------------------------
  AIM Total Return Bond Fund-Institutional
  Class-24.97%                                  7,155,178     75,701,779
------------------------------------------------------------------------
  AIM Trimark Small Companies
  Fund-Institutional Class-5.05%                1,140,329     15,303,216
========================================================================
TOTAL INVESTMENTS-100.05%
  (Cost $292,706,416)                                        303,316,116
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                           (140,575)
========================================================================
NET ASSETS-100.00%                                          $303,175,541
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

  (a)
    The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 3.
  (b)
    Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments in affiliated underlying funds,
  at market value (cost $292,706,416)          $303,316,116
-----------------------------------------------------------
Cash                                                 53,051
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  990,897
-----------------------------------------------------------
  Dividends                                         450,942
-----------------------------------------------------------
  Fund expenses absorbed                             31,459
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                3,801
-----------------------------------------------------------
Other assets                                         62,698
===========================================================
    Total assets                                304,908,964
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,316,263
-----------------------------------------------------------
  Fund shares reacquired                            178,641
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  5,199
-----------------------------------------------------------
Accrued distribution fees                           161,254
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              540
-----------------------------------------------------------
Accrued transfer agent fees                          33,684
-----------------------------------------------------------
Accrued operating expenses                           37,842
===========================================================
    Total liabilities                             1,733,423
===========================================================
Net assets applicable to shares outstanding    $303,175,541
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                $290,729,855
-----------------------------------------------------------
  Undistributed net investment income             1,137,281
-----------------------------------------------------------
  Undistributed net realized gain from
    investment securities                           698,705
-----------------------------------------------------------
  Unrealized appreciation of investment
    securities                                   10,609,700
===========================================================
                                               $303,175,541
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $147,144,862
___________________________________________________________
===========================================================
Class B                                        $ 90,583,401
___________________________________________________________
===========================================================
Class C                                        $ 56,822,427
___________________________________________________________
===========================================================
Class R                                        $  8,490,525
___________________________________________________________
===========================================================
Institutional Class                            $    134,326
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,357,974
___________________________________________________________
===========================================================
Class B                                           8,268,849
___________________________________________________________
===========================================================
Class C                                           5,186,925
___________________________________________________________
===========================================================
Class R                                             771,765
___________________________________________________________
===========================================================
Institutional Class                                  12,158
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.02
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.02 divided by
      94.50%)                                  $      11.66
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.95
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.95
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      11.00
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.05
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $1,950,294
========================================================================

EXPENSES:

Administrative services fees                                      45,686
------------------------------------------------------------------------
Custodian fees                                                     4,171
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        188,363
------------------------------------------------------------------------
  Class B                                                        340,360
------------------------------------------------------------------------
  Class C                                                        218,046
------------------------------------------------------------------------
  Class R                                                         13,399
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       214,246
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             5
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          9,186
------------------------------------------------------------------------
Registration and filing fees                                      78,619
------------------------------------------------------------------------
Other                                                             53,057
========================================================================
    Total expenses                                             1,165,138
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                   (347,623)
========================================================================
    Net expenses                                                 817,515
========================================================================
Net investment income                                          1,132,779
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds               563,857
------------------------------------------------------------------------
Change in net unrealized appreciation of affiliated
  underlying funds                                             2,186,602
========================================================================
Net gain from affiliated underlying funds                      2,750,459
========================================================================
Net increase in net assets resulting from operations          $3,883,238
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the period April 30, 2004 (Date operations commenced) through December 31, 2004
(Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,132,779    $    512,504
------------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds and
    capital gain distributions of underlying funds                 563,857         638,318
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                             2,186,602       8,423,098
==========================================================================================
    Net increase in net assets resulting from operations         3,883,238       9,573,920
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (574,401)
------------------------------------------------------------------------------------------
  Class B                                                               --        (294,431)
------------------------------------------------------------------------------------------
  Class C                                                               --        (174,411)
------------------------------------------------------------------------------------------
  Class R                                                               --         (16,807)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --          (1,044)
==========================================================================================
    Total distributions from net investment income                      --      (1,061,094)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --          (4,300)
------------------------------------------------------------------------------------------
  Class B                                                               --          (2,835)
------------------------------------------------------------------------------------------
  Class C                                                               --          (1,679)
------------------------------------------------------------------------------------------
  Class R                                                               --            (132)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --              (7)
==========================================================================================
    Total distributions from net realized gains                         --          (8,953)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (1,070,047)
==========================================================================================
Share transactions-net:
  Class A                                                       73,645,755      67,422,298
------------------------------------------------------------------------------------------
  Class B                                                       43,709,316      43,220,987
------------------------------------------------------------------------------------------
  Class C                                                       28,832,284      25,581,696
------------------------------------------------------------------------------------------
  Class R                                                        6,195,791       2,056,769
------------------------------------------------------------------------------------------
  Institutional Class                                               22,473         101,061
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              152,405,619     138,382,811
==========================================================================================
    Net increase in net assets                                 156,288,857     146,886,684
==========================================================================================

NET ASSETS:

Beginning of period                                            146,886,684              --
==========================================================================================
End of period (including undistributed net investment income
  of $1,137,281 and $4,502, respectively)                     $303,175,541    $146,886,684
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderate Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.05% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the limit stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2005, AIM waived fees of $131,911 and reimbursed expenses of $211,288.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,462.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $45,686.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $214,246 for Class A, Class B, Class C and Class R share classes and $5 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B,

Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $188,363, $340,360, $218,046 and $13,399, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $217,243 in front-end sales commissions from the sale of Class A shares and $5, $26,896, $5,540 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the six months ended June 30, 2005.

INVESTMENTS IN AFFILIATES:

                                                                              CHANGE IN
                                                                              UNREALIZED
                             MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE     DIVIDEND
FUND                           12/31/04        AT COST       FROM SALES     (DEPRECIATION)      06/30/05        INCOME
------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
  Institutional Class        $14,516,008     $ 16,558,330    $ (148,304)      $ (387,299)     $30,544,266     $  797,731
------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity Fund-
  Institutional Class         15,314,403       15,433,434      (152,285)        (453,465)      30,167,190             --
------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund- Institutional Class   11,715,748       11,489,260      (761,750)          91,383       22,687,432             --
------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value
  Fund- Institutional Class   14,773,178       15,415,507      (150,182)         170,249       30,220,306             --
------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-
  Institutional Class         18,348,807       19,503,381      (185,361)         210,140       37,889,841             --
------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund- Institutional Class    7,516,013        7,659,506      (393,707)         446,746       15,279,346             --
------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Stock Fund-
  Institutional Class          7,585,673        7,659,506      (336,405)         320,686       15,268,325             --
------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-
  Institutional Class          7,521,090        7,659,506      (805,224)         625,665       15,116,788             --
------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund-
  Institutional Class          6,920,670        8,291,602       (72,613)          (1,850)      15,137,627        181,169
------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-
  Institutional Class         34,924,433       40,382,629      (366,607)         754,963       75,701,779        971,394
------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund- Institutional Class    7,789,461        7,659,506      (699,556)         409,384       15,303,216             --
========================================================================================================================
  Total                      $146,925,484    $157,712,167    $(4,071,994)     $2,186,602      $303,316,116    $1,950,294
________________________________________________________________________________________________________________________
========================================================================================================================


                              REALIZED
FUND                         GAIN (LOSS)
---------------------------
AIM High Yield Fund-
  Institutional Class         $  5,531
---------------------------
AIM International Core
  Equity Fund-
  Institutional Class           25,103
---------------------------
AIM International Growth
  Fund- Institutional Class    152,791
---------------------------
AIM Large Cap Basic Value
  Fund- Institutional Class     11,554
---------------------------
AIM Large Cap Growth Fund-
  Institutional Class           12,874
---------------------------
AIM Mid Cap Basic Value
  Fund- Institutional Class     50,788
---------------------------
AIM Mid Cap Stock Fund-
  Institutional Class           38,865
---------------------------
AIM Multi-Sector Fund-
  Institutional Class          115,751
---------------------------
AIM Short Term Bond Fund-
  Institutional Class             (182)
---------------------------
AIM Total Return Bond Fund-
  Institutional Class            6,361
---------------------------
AIM Trimark Small Companies
  Fund- Institutional Class    144,421
===========================
  Total                       $563,857
___________________________
===========================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,962.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,278 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended June 30, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2005 was $157,712,167 and $4,071,994, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $10,623,072
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (18,023)
===============================================================================
Net unrealized appreciation of investment securities               $10,605,049
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $292,711,067.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                                  APRIL 30, 2004
                                                                                                 (DATE OPERATIONS
                                                                   SIX MONTHS ENDED               COMMENCED) TO
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,387,202    $ 80,009,592     6,787,469    $ 69,794,121
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,622,787      49,877,667     4,360,168      44,695,661
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,984,429      32,207,150     2,567,290      26,126,832
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        836,985       9,079,386       212,270       2,203,895
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              2,060          22,473        10,001         100,010
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        49,479         534,374
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        25,211         271,771
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        14,140         152,429
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --         1,256          13,567
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --            97           1,051
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        200,444       2,171,905        56,416         586,979
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (201,303)     (2,171,905)      (56,538)       (586,979)
======================================================================================================================
Reacquired:
  Class A                                                       (786,364)     (8,535,742)     (336,672)     (3,493,176)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (370,276)     (3,996,446)     (111,200)     (1,159,466)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (312,700)     (3,374,866)      (66,234)       (697,565)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (263,654)     (2,883,595)      (15,092)       (160,693)
======================================================================================================================
                                                              14,099,610    $152,405,619    13,498,061    $138,382,811
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.89            $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.07(a)            0.11(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.06               0.87
===============================================================================================
    Total from investment operations                               0.13               0.98
===============================================================================================
Less distributions:
  Dividends from net investment income                               --              (0.09)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --              (0.00)
===============================================================================================
    Total distributions                                              --              (0.09)
===============================================================================================
Net asset value, end of period                                 $  11.02            $ 10.89
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                    1.19%              9.85%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $147,145            $71,431
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      0.40%(c)           0.40%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                   0.71%(c)           0.87%(d)
===============================================================================================
Estimated underlying fund expenses(e)                              0.92%              0.92%
===============================================================================================
Ratio of net investment income to average net assets               1.33%(c)           1.56%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                            2%                 1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sale charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $108,527,734.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

                                                                           CLASS B
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.87             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04(a)             0.06(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.04                0.88
===============================================================================================
    Total from investment operations                              0.08                0.94
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.07)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.07)
===============================================================================================
Net asset value, end of period                                 $ 10.95             $ 10.87
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   0.74%               9.44%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $90,583             $45,846
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.05%(c)            1.05%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.36%(c)            1.52%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.92%               0.92%
===============================================================================================
Ratio of net investment income to average net assets              0.68%(c)            0.91%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sale charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $68,636,016.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.87             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04(a)             0.06(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.04                0.88
===============================================================================================
    Total from investment operations                              0.08                0.94
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.07)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.07)
===============================================================================================
Net asset value, end of period                                 $ 10.95             $ 10.87
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   0.74%               9.44%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $56,822             $27,339
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.05%(c)            1.05%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.36%(c)            1.52%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.92%               0.92%
===============================================================================================
Ratio of net investment income to average net assets              0.68%(c)            0.91%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sale charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $43,970,684.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

                                                                           CLASS R
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.89              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06(a)             0.10(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.05                0.88
===============================================================================================
    Total from investment operations                              0.11                0.98
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.09)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.09)
===============================================================================================
Net asset value, end of period                                  $11.00              $10.89
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   1.01%               9.80%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $8,491              $2,161
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.55%(c)            0.55%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  0.86%(c)            1.02%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.92%               0.92%
===============================================================================================
Ratio of net investment income to average net assets              1.18%(c)            1.41%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,404,123.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.91              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09(a)             0.13(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.05                0.88
===============================================================================================
    Total from investment operations                              0.14                1.01
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.10)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.10)
===============================================================================================
Net asset value, end of period                                  $11.05              $10.91
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   1.28%              10.16%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  134              $  110
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.05%(c)            0.05%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  0.18%(c)            0.40%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.92%               0.92%
===============================================================================================
Ratio of net investment income to average net assets              1.68%(c)            1.91%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $113,554.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  J. Philip Ferguson                            COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  Karen Dunn Kelley                             1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                               INTERNATIONAL/GLOBAL EQUITY                  FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S. Government Money
AIM Mid Cap Core Equity Fund(2)                                                            Portfolio(1)
AIM Mid Cap Growth Fund                                  SECTOR EQUITY
AIM Opportunities I Fund                                                                   TAX-FREE
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund(1)                            AIM High Income Municipal Fund(8)
AIM Premier Equity Fund                      AIM Financial Services Fund(1)                AIM Municipal Bond Fund
AIM S&P 500 Index Fund(1)                    AIM Global Health Care Fund                   AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)            Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)                            AIM ALLOCATION SOLUTIONS
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)
AIM Trimark Small Companies Fund             AIM Technology Fund(1)                        AIM Conservative Allocation Fund
AIM Weingarten Fund                          AIM Utilities Fund(1)                         AIM Growth Allocation Fund(9)
                                                                                           AIM Moderate Allocation Fund
*Domestic equity and income fund                                                           AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                           Fund

                                             ===================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ===================================================================================

(1)The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2)As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(3)Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4)As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5)As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6)Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7)As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8)As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9)Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                MAL-SAR-1             A I M Distributors, Inc.

                   [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-----------------------------------------------------------------------------------------------
Mutual       Retirement     Annuities      College       Separately     Offshore      Cash             [AIM INVESTMENTS LOGO]
Funds        Products                      Savings       Managed        Products      Management      --Registered Trademark--
                                           Plans         Accounts
-----------------------------------------------------------------------------------------------

                                                             AIM MODERATE GROWTH
                                                                 ALLOCATION FUND
                                Semiannual Report to Shareholders o June 30,2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM MODERATE GROWTH ALLOCATION FUND SEEKS LONG-TERM GROWTH OF CAPITAL CONSISTENT WITH A HIGHER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.
o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES

o Class B shares are not available as an     PRINCIPAL RISKS OF INVESTING IN THE           ABOUT INDEXES USED IN THIS REPORT
investment for retirement plans              UNDERLYING FUNDS
maintained pursuant to Section 401 of the                                                  o The unmanaged Standard & Poor's
Internal Revenue Code, including 401(k)      o Investing in a mutual fund that invests     Composite Index of 500 Stocks (the S&P
plans, money purchase pension plans and      in international securities presents          500--Registered Trademark-- Index) is an
profit sharing plans, except for plans       certain risks not associated with             index of common stocks frequently used as
that have existing accounts invested in      investing solely in the United States.        a general measure of U.S. stock market
Class B shares.                              These include risks relating to               performance.
                                             fluctuations in the value of the U.S.
o Class R shares are available only to       dollar relative to the values of other        o The custom moderate growth allocation
certain retirement plans. Please see the     currencies, the custody arrangements made     index used in this report is composed of
prospectus for more information.             for the Fund's foreign holdings,              58% Russell 3000 Index, 22% MSCI EAFE
                                             differences in accounting, political          Index, 10% Lehman U.S. Aggregate Bond
PRINCIPAL RISKS OF INVESTING IN THE FUND     risks and the lesser degree of public         Index, and 10% Lehman High Yield Index.
                                             information required to be provided by
o The Fund is a "fund of funds," which       non-U.S. companies.                           o The unmanaged Russell 3000--Registered
means that it invests its assets in other                                                  Trademark-- Index is an index of common
underlying mutual funds advised by A I M     o Investing in a mutual fund that invests     stocks that measures performance of the
Advisors, Inc.                               in emerging markets involves greater risk     largest 3,000 U.S. companies based on
                                             and potential reward than investing in        market capitalization.
o Investors will bear not just their         more established markets.
share of the Fund's operational expenses,                                                  o The unmanaged MSCI Europe, Australasia
but also, indirectly, the operating          o Investing in a fund that invests in         and the Far East Index (the MSCI EAFE
expenses of the underlying funds.            micro, small and mid-sized companies          --Registered Trademark-- Index) is a
                                             involves risks not associated with            group of foreign securities tracked by
o The advisor may change the Fund's asset    investing in more established companies,      Morgan Stanley Capital International.
class allocations, the underlying funds      such as business risk, stock price
or the target weightings in the              fluctuations and illiquidity.                 o The unmanaged Lehman U.S. Aggregate
underlying funds at its discretion.                                                        Bond Index, which represents the U.S.
                                             o A change in interest rates will affect      investment-grade fixed-rate bond market
o The advisor has the ability to select      the performance of the Fund's investments     (including government and corporate
and substitute the underlying funds in       in fixed-income mutual funds.                 securities, mortgage pass-through
which the Fund invests, and may be                                                         securities and asset-backed securities),
subject to potential conflicts of            o Investing in funds that invest in           is compiled by Lehman Brothers.
interest in selecting underlying funds       higher-yielding, lower-rated debt
because it may receive higher fees from      securities (commonly known as "junk           o The unmanaged Lehman High Yield Index,
certain underlying funds than others.        bonds") has a greater risk of price           which represents the performance of
However, as a fiduciary to the Fund, the     fluctuation and loss of principal and         high-yield debt securities, is compiled
advisor is required to act in the Fund's     income than investing in funds that           by Lehman Brothers.
best interest when selecting the             invest in U.S. government securities such
underlying funds.                            as U.S. Treasury bills, notes and bonds.      o Lehman Brothers is a global
                                             Treasuries are guaranteed by the              investment bank.
o There is a risk that the advisor's         government for repayment of principal and
evaluations and assumptions regarding the    interest if held to maturity. Fund shares     o The unmanaged Lipper Multi-Cap Core
Fund's broad asset classes or the            are not insured, and their value and          Index represents an average of the
underlying funds in which the Fund           yield will vary with market conditions.       performance of the 30 largest
invests may be incorrect based on actual     Investors should carefully assess the         multi-capitalization core funds tracked
market conditions. There can be no           risk associated with an investment in the     by Lipper, Inc., an independent mutual
assurance that the underlying funds will     Fund.                                         fund performance monitor.
achieve their investment objectives, and
the performance of the underlying funds      o The Fund may invest in funds that           o The Fund is not managed to track the
may be lower than that of the asset class    invest in real estate investment trusts       performance of any particular index,
they were selected to represent. The         (REITs), which present risks not              including the indexes defined here, and
underlying funds may change their            associated with investing in stocks.          consequently, the performance of the Fund
investment objectives or policies without                                                  may deviate significantly from the
the approval of the Fund. If that were to    o Some of the underlying funds may invest     performance of the indexes.
occur, the Fund might be forced to           in mortgage-backed securities, which may
withdraw its investments from the            lose value if mortgages are prepaid in        Continued on Page 5
underlying funds at a time that is           response to falling interest rates.
unfavorable to the Fund.                                                                   =========================================

=======================================================================================    FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND          Class A Shares                  AAMGX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                             Class B Shares                  AMBGX
=======================================================================================    Class C Shares                  ACMGX
                                                                                           Class R Shares                  RAMGX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
                                                                                           =========================================
AIMINVESTMENTS.COM

AIM MODERATE GROWTH ALLOCATION FUND


                     DEAR FELLOW AIM SHAREHOLDER:

                     We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter
    [GRAHAM          from Bruce Crockett, the independent Chair of the Board of
     PHOTO]          Trustees of the AIM Funds. Mr. Crockett has been on our
                     Funds' Board since 1992; he assumed his responsibilities as Chair last October.

                        Mr. Crockett has expressed an interest in keeping
                     shareholders informed of the work of the Board regularly
 ROBERT H. GRAHAM    via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr.
                     Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                        One of the most important decisions the Board makes each
                     year is whether to approve the advisory agreement your Fund
  [WILLIAMSON        has with AIM. Essentially, this agreement hires AIM to
     PHOTO]          manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 6 and 7.

                        Of course, this report also includes your Fund managers'
                     discussion of how they managed the Fund during the
                     six-month reporting period. It was a rather muted six
MARK H. WILLIAMSON   months in many equity markets, with the strongest results
                     coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                        Further information about the markets, your Fund, and
                     investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to help
                     you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                     Sincerely,

                     /s/ ROBERT H. GRAHAM                 /s/ MARK H. WILLIAMSON

                     Robert H. Graham                     Mark H. Williamson
                     President & Vice Chair,              Chairman & President,
                     AIM Funds                            A I M Advisors, Inc.

                     August 10, 2005

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MODERATE GROWTH ALLOCATION FUND

                     DEAR FELLOW SHAREHOLDERS:

                     As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                        At our most recent meeting in June 2005, your Board
                     approved voluntary fee reductions from A I M Advisors, Inc.
                     (AIM) that save shareholders approximately $20.8 million
    [CROCKETT        annually, based on asset levels as of March 31, 2005. The
      PHOTO]         majority of these expense reductions, which took effect
                     July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                     two and one-half months of review and discussions, took
 BRUCE L. CROCKETT   place over a three-day period. The meeting included your
                     Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products
                     & Performance" and click on "Investment Advisory Agreement
                     Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 6 and 7. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                     is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                     monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                     performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                     management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                     Sincerely,


                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds


                     August 10, 2005

AIM MODERATE GROWTH ALLOCATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                   We determine target asset class
======================================================================================     weightings and underlying fund selections
                                                                                           for the Fund and also monitor the Fund on
PERFORMANCE SUMMARY                                                                        an ongoing basis. The underlying funds
                                             =========================================     are actively managed by their respective
AIM Moderate Growth Allocation Fund                                                        management teams based on the individual
produced strong returns at net asset         FUND VS. INDEXES                              fund objectives, investment strategies
value for the two months ended June                                                        and management techniques.
30,2005--the first two months of the         TOTAL RETURNS, 4/29/05-6/30/05, EXCLUDING
Fund's existence. The Fund's performance     APPLICABLE SALES CHARGES. IF SALES CHARGES       While the weightings of various
was broad-based, with all of its             WERE INCLUDED, RETURNS WOULD BE LOWER.        underlying funds in the portfolio may
underlying funds contributing positively                                                   vary from their targets during the year
to total returns for the period.             Class A Shares                      5.27%     due to market movements, we rebalance
                                                                                           the portfolio annually to maintain its
   As the market favored large-cap growth    Class B Shares                      5.17      target asset class allocations.
stocks, AIM Large Cap Growth Fund was the
primary factor that helped the Fund          Class C Shares                      5.07      MARKET CONDITIONS AND YOUR FUND
perform better at net asset value than
the broad stock market, as represented by    Class R Shares                      5.17      After a challenging first quarter in
the S&P 500 Index. The same factor also                                                    2005, the domestic equity market
helped the fund outperform its custom        S&P 500 Index (Broad Market Index)  3.33      rebounded in the second quarter with
index, the Custom Moderate Growth                                                          gains in both May and June. These gains
Allocation Index, which approximates the     Custom Moderate Growth Allocation             came as investors dismissed previous
performance of the types of holdings         Index (Style-specific Index)        3.47      concerns about the impact that high
owned by the Fund's underlying funds.                                                      energy prices and rising interest rates
                                             Lipper Multi-Cap Core Index                   might have on continued economic and
                                             (Peer Group Index)                  5.24      corporate earnings growth.

                                             SOURCE: LIPPER,INC.                              Although foreign equity share prices
                                                                                           increased during the period, the
                                             =========================================     domestic market outperformed
                                                                                           international equity markets, as
======================================================================================     overseas currency values weakened in
                                                                                           relation to the dollar. However, the
HOW WE INVEST                                represent 80% of the portfolio, and two       Fund's two international fund holdings
                                             bond funds, which represent the remaining     made positive contributions to
Your Fund invests in 11 underlying           20%.                                          performance.
funds diversified among asset classes
(stocks and bonds), investment styles           This broad diversification is                                            (continued)
(value, blend/core and growth), regions      designed to maximize the probability
(domestic and international) and market      that during any given period, the             =========================================
capitalizations (small, mid and large).      portfolio will be exposed to market                TOTAL NET ASSETS        $9.8 MILLION
The 11 underlying funds include nine         areas that perform well, while also
stock funds, which                           minimizing volatility by limiting
                                             exposure to any area of the market that
                                             may be underperforming.
====================================================================================================================================

PORTFOLIO COMPOSITION
                                                                                                   TARGET     % OF TOTAL NET ASSETS
ASSET CLASS                                           FUND                                       ALLOCATION       AS OF 6/30/05

Large Cap Growth                                      AIM Large Cap Growth Fund                    16.5%            16.49%

Large Cap Value                                       AIM Large Cap Basic Value Fund               14.0             13.95

Mid Cap Growth                                        AIM Dynamics Fund                             5.0              5.04

Mid Cap Value                                         AIM Mid Cap Basic Value Fund                  5.0              5.03

Small-Cap                                             AIM Small Cap Equity Fund                     7.5              7.58

International/Global Growth                           AIM International Growth Fund                11.0             10.98

International/Global Blend                            AIM International Core Equity Fund           11.0             10.95

Sector                                                AIM Multi-Sector Fund                         7.5              7.48

Real Estate                                           AIM Real Estate Fund                          2.5              2.51

Intermediate Term Taxable Investment Grade            AIM Total Return Bond Fund                   10.0              9.98

Taxable Non-Investment Grade                          AIM High Yield Fund                          10.0             10.05

The Fund purchases Institutional Class shares of the underlying funds. Institutional class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund. Figures for % of Total Net Assets closely match Target Allocations because annual rebalancing was performed near end of period.

====================================================================================================================================

AIM MODERATE GROWTH ALLOCATION FUND


   In the fixed-income market,                  Both of the Fund's fixed-income funds      The views and opinions expressed in
investment-grade bond prices (which          had positive returns during the quarter as    management's discussion of Fund
typically move inversely to interest         well, with AIM High Yield Fund making the     performance are those of A I M Advisors,
rates) held up fairly well despite           larger contribution to Fund return.           Inc. These views and opinions are subject
continued short-term interest rate                                                         to change at any time based on factors
increases by the Federal Reserve, and        o AIM High Yield Fund is broadly              such as market and economic conditions.
bond performance for the reporting period    diversified across corporate sectors.         These views and opinions may not be
as a whole was positive.                     Corporate bond prices held up reasonably      relied upon as investment advice or
                                             well during the second quarter of 2005.       recommendations, or as an offer for a
   Within the Fund's 80% allocation to       During the period, bonds in the higher        particular security. The information is
equity funds, all of the Fund's nine         credit quality end of the high-yield bond     not a complete analysis of every aspect
equity fund investments contributed          spectrum outperformed those with lower        of any market, country, industry,
positively to return.                        ratings. As a result, that fund's             security or the Fund. Statements of fact
                                             concentration in B-rated bonds boosted        are from sources considered reliable, but
                                             returns.                                      A I M Advisors, Inc. makes no
                                                                                           representation or warranty as to their
      The Fund's performance                 o AIM Total Return Bond Fund made a           completeness or accuracy. Although
     was broad-based,with all                smaller but still significant                 historical performance is no guarantee of
     of its underlying funds                 contribution to Fund performance.             future results, these insights may help
    contributing positively to                                                             you understand our investment management
         total returns ...                      Your Fund's positive results demonstrate   philosophy.
                                             the advantages of diversification. Market
                                             gains in the period occurred primarily in        See important Fund and index
                                             a few select areas. The energy, real             disclosures inside front cover.
o AIM Large Cap Growth Fund was the          estate and health care sectors did well
leading equity contributor to Fund           while other sectors lagged. Large-cap
performance, riding a market wave. By the    stocks shone during the two months after
end of June, large-cap growth stocks had     a long period of lackluster results.
outperformed value stocks for the            Through diverse holdings, AIM Moderate
quarter--the first outperformance by         Growth Allocation Fund was able to
large-cap growth stocks in two years. AIM    capture gains from the period's                              GARY WENDLER, Senior Vice
Large Cap Growth Fund's large weighting      better-performing areas while limiting            [WENDLER   President, is manager of
in the Fund helped magnify the gains, and    exposure to the poorer performers.                 PHOTO]    AIM Moderate Growth
good stock selection played a role as                                                                     Allocation Fund. He began
well.                                        IN CLOSING                                                   his career in the
                                                                                                          investment industry in
o AIM Multi-Sector Fund also contributed     AIM Moderate Growth Allocation Fund is           1986 and joined AIM in 1995. Mr.
significantly. This fund invests in five     intended for the investor with a moderate        Wendler holds a B.B.A. in finance from
market segments: energy, financial           to high risk tolerance. To fulfill that          Texas A&M University.
services, information technology (IT),       requirement, your Fund was designed to
leisure and health care. Its performance     improve investors' chances that during
was driven primarily by its energy           any given period, the portfolio would
holdings, which benefited from the high      include some market areas that would
oil prices during the period. The fund's     perform well, and limit exposure to any
health care holdings also participated in    market areas that might be
the strength of that sector during the       underperforming. The percentage of the
period and contributed favorably.            Fund's net assets invested in each of the
                                             underlying funds was set at target levels
   The remaining equity funds that           at inception to provide broad
contributed positively to Fund return        diversification across asset classes,
were:                                        investment styles, regions and market
                                             capitalizations.
o AIM Small Cap Equity Fund                                                                As a shareholder of the Fund, you incur
                                                We remain committed to these strategies,   ongoing costs, including management fees,
o AIM Dynamics Fund                          and we thank you for your investment in       and other Fund expenses and transactional
                                             AIM Moderate Growth Allocation Fund.          costs. An example of ongoing costs and
o AIM Large Cap Basic Value Fund                                                           expenses is not included in this
                                                                                           shareholder report because the Fund has
o AIM Real Estate Fund                                                                     fewer than six months of history. The
                                                                                           Fund's next shareholder report will
o AIM Mid Cap Basic Value Fund                                                             contain an example intended to help you
                                                                                           understand your ongoing costs (in
o AIM International Core Equity Fund                                                       dollars) of investing in the Fund and to
                                                                                           compare these costs with the ongoing
o AIM International Growth Fund                                                            costs of investing in other mutual funds.


AIM MODERATE GROWTH ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for the period ended June 30, 2005.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


=========================================
                                             THE PERFORMANCE DATA QUOTED REPRESENT         (CDSC) FOR THE PERIOD INVOLVED. THE CDSC
CUMULATIVE TOTAL RETURNS                     PAST PERFORMANCE AND CANNOT GUARANTEE         ON CLASS B SHARES DECLINES FROM 5%
                                             COMPARABLE FUTURE RESULTS; CURRENT            BEGINNING AT THE TIME OF PURCHASE TO 0%
4/29/05-6/30/05, including applicable        PERFORMANCE MAY BE LOWER OR HIGHER.           AT THE BEGINNING OF THE SEVENTH YEAR. THE
sales charges. Returns have not been         PLEASE VISIT AIMINVESTMENTS.COM FOR THE       CDSC ON CLASS C SHARES IS 1% FOR THE
annualized.                                  MOST RECENT MONTH-END PERFORMANCE.            FIRST YEAR AFTER PURCHASE. CLASS R SHARES
                                             PERFORMANCE FIGURES REFLECT REINVESTED        DO NOT HAVE A FRONT-END SALES CHARGE;
CLASS A SHARES                               DISTRIBUTIONS, CHANGES IN NET ASSET VALUE     RETURNS SHOWN ARE AT NET ASSET VALUE AND
Inception (4/29/05)                -0.56%    AND THE EFFECT OF THE MAXIMUM SALES           DO NOT REFLECT A 0.75% CDSC THAT MAY BE
                                             CHARGE UNLESS OTHERWISE STATED.               IMPOSED ON A TOTAL REDEMPTION OF
CLASS B SHARES                               INVESTMENT RETURN AND PRINCIPAL VALUE         RETIREMENT PLAN ASSETS WITHIN THE FIRST
Inception (4/29/05)                 0.17%    WILL FLUCTUATE SO THAT YOU MAY HAVE A         YEAR.
                                             GAIN OR LOSS WHEN YOU SELL SHARES.
CLASS C SHARES                                                                             THE PERFORMANCE OF THE FUND'S SHARE
Inception (4/29/05)                 4.07%    CLASS A SHARE PERFORMANCE REFLECTS THE        CLASSES WILL DIFFER DUE TO DIFFERENT
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B       SALES CHARGE STRUCTURES AND CLASS
CLASS R SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS        EXPENSES.
Inception (4/29/05)                 5.17%    THE APPLICABLE CONTINGENT DEFERRED SALES
                                             CHARGE                                        HAD THE ADVISOR NOT WAIVED FEES AND/OR
=========================================                                                  REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                           HAVE BEEN LOWER.




Continued from inside front cover

o A direct investment cannot be made in      The Fund provides a complete list of its      The SEC file numbers for the Fund are
an index. Unless otherwise indicated,        holdings four times in each fiscal            811-2699 and 2-57526.
index results include reinvested             year, at the quarter-ends. For the second
dividends, and they do not reflect sales     and fourth quarters, the lists appear in      A description of the policies and
charges. Performance of an index of funds    the Fund's semiannual and annual reports      procedures that the Fund uses to
reflects fund expenses; performance of a     to shareholders. For the first and third      determine how to vote proxies relating to
market index does not.                       quarters, the Fund files the lists with       portfolio securities is available without
                                             the Securities and Exchange Commission        charge, upon request, from our Client
OTHER INFORMATION                            (SEC) on Form N-Q. The most recent list       Services department at 800-959-4246 or on
                                             of portfolio holdings is available at         the AIM Web site, AIMinvestments.com. On
o The returns shown in management's          AIMinvestments.com. From our home             the home page, scroll down and click on
discussion of Fund performance are based     page, click on Products & Performance, then   AIM Funds Proxy Policy. The information
on net asset values calculated for           Mutual Funds, then Fund Overview. Select      is also available on the SEC Web
shareholder transactions. Generally          your Fund from the drop-down menu and         site, sec.gov.
accepted accounting principles require       click on Complete Quarterly Holdings.
adjustments to be made to the net assets     Shareholders can also look up the Fund's      Information regarding how the Fund voted
of the Fund at period end for financial      Forms N-Q on the SEC's Web site at            proxies related to its portfolio
reporting purposes, and as such, the net     sec.gov. And copies of the Fund's Forms       securities during the period ended June
asset values for shareholder transactions    N-Q may be reviewed and copied at the         30, 2005, is available at our Web site.
and the returns based on those net asset     SEC's Public Reference Room at 450 Fifth      Go to AIMinvestments.com, access the
values may differ from the net asset         Street, N.W., Washington, D.C. 20549-0102.    About Us tab, click on Required Notices
values and returns reported in the           You can obtain information on the             and then click on Proxy Voting Activity.
Financial Highlights.                        operation of the Public Reference Room,       Next, select the Fund from the drop-down
                                             including information about duplicating       menu. The information is also available
                                             fee charges, by calling 1-202-942-8090 or     on the SEC Web site, sec.gov.
                                             1-800-732-0330,or by electronic request
                                             at the following e-mail address:
                                             publicinfo@sec.gov.

AIM MODERATE GROWTH ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The nature and extent of the advisory       o Fees relative to those of comparable
Series (the "Board") oversees the            services to be provided by AIM. The Board     funds with other advisors. The Board
management of AIM Moderate Growth            reviewed the services to be provided by       noted that AIM does not charge the Fund
Allocation Fund (the "Fund") and, as         AIM under the Advisory Agreement. Based       any advisory fees pursuant to the
required by law, determines annually         on this review, the Board concluded that      Advisory Agreement, although the
whether to approve the continuance of the    the range of services to be provided by       underlying funds in which the Fund
Fund's advisory agreement with A I M         AIM under the Advisory Agreement was          invests pay AIM advisory fees.
Advisors, Inc. ("AIM"). Based upon the       appropriate and that AIM is currently
recommendation of the Investments            providing services in accordance with the     o Expense limitations and fee waivers.
Committee of the Board, which is             terms of the advisory agreement.              The Board noted that AIM has
comprised solely of independent trustees,                                                  contractually agreed to waive fees and/or
at a meeting held on June 30, 2005, the      o The quality of services to be provided      limit expenses of the Fund through
Board, including all of the independent      by AIM. The Board reviewed the                December 31, 2006 in an amount necessary
trustees, approved the continuance of the    credentials and experience of the             to limit other expenses to a specified
advisory agreement (the "Advisory            officers and employees of AIM who will        percentage of average daily net assets
Agreement") between the Fund and AIM for     provide investment advisory services to       for each class of the Fund. The Board
another year, effective July 1, 2005.        the Fund. In reviewing the qualifications     considered the contractual nature of this
                                             of AIM to provide investment advisory         fee waiver/expense limitation and noted
   The Board considered the factors          services, the Board reviewed the              that it remains in effect through
discussed below in evaluating the            qualifications of AIM's investment            December 31, 2006. The Board considered
fairness and reasonableness of the           personnel and considered such issues as       the effect this fee waiver/expense
Advisory Agreement at the meeting on June    AIM's portfolio and product review            limitation would have on the Fund's
30, 2005 and as part of the Board's          process, various back office support          estimated expenses and concluded that the
ongoing oversight of the Fund. In their      functions provided by AIM and AIM's           levels of fee waivers/expense limitations
deliberations, the Board and the             equity and fixed income trading               for the Fund were fair and reasonable.
independent trustees did not identify any    operations. Based on the review of these
particular factor that was controlling,      and other factors, the Board concluded        o Breakpoints and economies of scale. The
and each trustee attributed different        that the quality of services to be            Board noted that AIM does not charge the
weights to the various factors.              provided by AIM was appropriate and that      Fund any advisory fees pursuant to the
                                             AIM is currently providing satisfactory       Advisory Agreement, although the
   One of the responsibilities of the        services in accordance with the terms of      underlying funds in which the Fund
Senior Officer of the Fund, who is           the advisory agreement.                       invests pay AIM advisory fees.
independent of AIM and AIM's affiliates,
is to manage the process by which the        o The performance of the Fund relative to     o Investments in affiliated money market
Fund's proposed management fees are          comparable funds. Not applicable because      funds. Not applicable because the Fund
negotiated to ensure that they are           the Fund has recently commenced               does not invest in affiliated money
negotiated in a manner which is at arm's     operations.                                   market funds.
length and reasonable. To that end, the
Senior Officer must either supervise a       o The performance of the Fund relative to     o Independent written evaluation and
competitive bidding process or prepare an    indices. Not applicable because the Fund      recommendations of the Fund's Senior
independent written evaluation. The          has recently commenced operations.            Officer. The Board noted that, upon their
Senior Officer has recommended an                                                          direction, the Senior Officer of the Fund
independent written evaluation in lieu of    o Meeting with the Fund's portfolio           had prepared an independent written
a competitive bidding process and, upon      managers and investment personnel. With       evaluation in order to assist the Board
the direction of the Board, has prepared     respect to the Fund, the Board is meeting     in determining the reasonableness of the
such an independent written evaluation.      periodically with such Fund's portfolio       proposed management fees of the AIM
Such written evaluation also considered      managers and/or other investment              Funds, including the Fund. The Board
certain of the factors discussed below.      personnel and believes that such              noted that the Senior Officer's written
In addition, as discussed below, the         individuals are competent and able to         evaluation had been relied upon by the
Senior Officer made certain                  continue to carry out their                   Board in this regard in lieu of a
recommendations to the Board in              responsibilities under the Advisory           competitive bidding process. In
connection with such written evaluation.     Agreement.                                    determining whether to continue the
                                                                                           Advisory Agreement for the Fund, the
   The discussion below serves as a          o Overall performance of AIM. The Board       Board considered the Senior Officer's
summary of the Senior Officer's              considered the overall performance of AIM     written evaluation and the recommendation
independent written evaluation and           in providing investment advisory and          made by the Senior Officer to the Board
recommendations to the Board in              portfolio administrative services to the      that the Board consider implementing a
connection therewith, as well as a           Fund and concluded that such performance      process to assist them in more closely
discussion of the material factors and       was satisfactory.                             monitoring the performance of the AIM
the conclusions with respect thereto that                                                  Funds. The Board concluded that it would
formed the basis for the Board's approval    o Fees relative to those of clients of        be advisable to implement such a process
of the Advisory Agreement. After             AIM with comparable investment                as soon as reasonably practicable.
consideration of all of the factors below    strategies. The Board noted that AIM does
and based on its informed business           not charge the Fund any advisory fees
judgment, the Board determined that the      pursuant to the Advisory Agreement,
Advisory Agreement is in the best            although the underlying funds in which
interests of the Fund and its                the Fund invests pay AIM advisory fees.
shareholders and that the compensation to
AIM under the Advisory Agreement is fair
and reasonable and would have been
obtained through arm's length
negotiations.






                                                                                                                         (continued)

AIM MODERATE GROWTH ALLOCATION FUND

o Profitability of AIM and its               o Other factors and current trends. In
affiliates. The Board noted that AIM does    determining whether to continue the
not charge the Fund any advisory fees        Advisory Agreement for the Fund, the
pursuant to the Advisory Agreement,          Board considered the fact that AIM, along
although the underlying funds in which       with others in the mutual fund industry,
the Fund invests pay AIM advisory fees.      is subject to regulatory inquiries and
                                             litigation related to a wide range of
o Benefits of soft dollars to AIM. The       issues. The Board also considered the
Board considered the benefits realized by    governance and compliance reforms being
AIM as a result of brokerage transactions    undertaken by AIM and its affiliates,
executed through "soft dollar"               including maintaining an internal
arrangements. Under these arrangements,      controls committee and retaining an
brokerage commissions paid by the Fund       independent compliance consultant, and
and/or other funds advised by AIM are        the fact that AIM has undertaken to cause
used to pay for research and execution       the Fund to operate in accordance with
services. This research is used by AIM in    certain governance policies and
making investment decisions for the Fund.    practices. The Board concluded that these
The Board concluded that such                actions indicated a good faith effort on
arrangements were appropriate.               the part of AIM to adhere to the highest
                                             ethical standards, and determined that
o AIM's financial soundness in light of      the current regulatory and litigation
the Fund's needs. The Board considered       environment to which AIM is subject
whether AIM is financially sound and has     should not prevent the Board from
the resources necessary to perform its       continuing the Advisory Agreement for the
obligations under the Advisory Agreement,    Fund.
and concluded that AIM has the financial
resources necessary to fulfill its
obligations under the Advisory Agreement.

o Historical relationship between the
Fund and AIM. In determining whether to
approve the Advisory Agreement for the
Fund, the Board also considered the
Board's knowledge of AIM's operations,
and concluded that it was beneficial to
approve the Advisory Agreement, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to provide non-investment
advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05


AIM MODERATE GROWTH ALLOCATION FUND

                                             =========================================     PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                                                           INDICATIVE OF FUTURE RESULTS. MORE RECENT
INSTITUTIONAL CLASS SHARES                   CUMULATIVE TOTAL RETURNS                      RETURNS MAY BE MORE OR LESS THAN THOSE
                                             For periods ended 6/30/05                     SHOWN. ALL RETURNS ASSUME REINVESTMENT OF
The following information has been                                                         DISTRIBUTIONS AT NET ASSET VALUE.
prepared to provide Institutional Class      Inception (4/29/05)                5.27%*     INVESTMENT RETURN AND PRINCIPAL VALUE
shareholders with a performance overview                                                   WILL FLUCTUATE SO YOUR SHARES, WHEN
specific to their holdings.                  *Return has not been annualized.              REDEEMED, MAY BE WORTH MORE OR LESS THAN
Institutional Class shares are offered                                                     THEIR ORIGINAL COST. SEE FULL REPORT FOR
exclusively to institutional investors,      =========================================     INFORMATION ON COMPARATIVE BENCHMARKS.
including defined contribution plans                                                       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
that meet certain criteria.                  INSTITUTIONAL CLASS SHARES HAVE NO SALES      MORE INFORMATION. FOR THE MOST CURRENT
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.     MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES WOULD HAVE HAD     800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             DIFFERENT RETURNS DUE TO DIFFERENCES IN
                                             THE EXPENSE STRUCTURE OF THE                  HAD THE ADVISOR NOT WAIVED FEES AND / OR
                                             INSTITUTIONAL CLASS.                          REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                           HAVE BEEN LOWER.

=========================================

FUND NASDAQ SYMBOL
AIM Moderate Growth Allocation Fund AIMGX

=========================================


                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMINVESTMENTS.COM                  MGAL-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                           MARKET
                                               SHARES      VALUE
-------------------------------------------------------------------
MUTUAL FUNDS-100.04%(a)

AIM Dynamics Fund-Institutional
  Class-5.04%(b)                               29,119    $  494,730
-------------------------------------------------------------------
AIM High Yield Fund-Institutional
  Class-10.05%                                 221,916      987,527
-------------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional Class-10.95%(b)           95,405     1,075,210
-------------------------------------------------------------------
AIM International Growth Fund-Institutional
  Class-10.98%(b)                              52,460     1,078,055
-------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class-13.95%(b)                              101,199    1,370,233
-------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class-16.49%(b)                              163,739    1,619,380
-------------------------------------------------------------------
AIM Mid Cap Basic Value Fund-Institutional
  Class-5.03%(b)                               36,635       494,576
-------------------------------------------------------------------

                                                           MARKET
                                               SHARES      VALUE
-------------------------------------------------------------------

AIM Multi-Sector Fund-Institutional
  Class-7.48%                                  32,088    $  734,483
-------------------------------------------------------------------
AIM Real Estate Fund-Institutional
  Class-2.51%                                   9,114       247,082
-------------------------------------------------------------------
AIM Small Cap Equity Fund-Institutional
  Class-7.58%(b)                               58,365       744,157
-------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional
  Class-9.98%                                  92,676       980,515
===================================================================
    Total Mutual Funds (Cost $9,715,955)                  9,825,948
===================================================================
TOTAL INVESTMENTS-100.04% (Cost $9,715,955)               9,825,948
===================================================================
OTHER ASSETS LESS LIABILITIES-(0.04%)                        (4,226)
===================================================================
NET ASSETS-(100%)                                        $9,821,722
___________________________________________________________________
===================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 3.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments in affiliated underlying funds, at
  market value (cost $9,715,955)                $ 9,825,948
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  259,111
-----------------------------------------------------------
  Fund expenses absorbed                             28,727
-----------------------------------------------------------
Other assets                                          3,485
===========================================================
    Total assets                                 10,117,271
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             259,111
-----------------------------------------------------------
Accrued distribution fees                             3,637
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              108
-----------------------------------------------------------
Accrued operating expenses                           32,693
===========================================================
    Total liabilities                               295,549
===========================================================
Net assets applicable to shares outstanding     $ 9,821,722
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $ 9,707,078
-----------------------------------------------------------
Undistributed net investment income                   3,329
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                               1,322
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        109,993
===========================================================
                                                $ 9,821,722
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 4,907,804
___________________________________________________________
===========================================================
Class B                                         $ 3,636,245
___________________________________________________________
===========================================================
Class C                                         $ 1,143,726
___________________________________________________________
===========================================================
Class R                                         $    81,293
___________________________________________________________
===========================================================
Institutional Class                             $    52,654
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             463,485
___________________________________________________________
===========================================================
Class B                                             343,759
___________________________________________________________
===========================================================
Class C                                             108,198
___________________________________________________________
===========================================================
Class R                                               7,683
___________________________________________________________
===========================================================
Institutional Class                                   4,971
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.59
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.59 divided by
      94.50%)                                   $     11.21
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.58
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.57
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.58
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.59
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period April 29, 2005 (Date operations commenced) through June 30, 2005 (Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  8,834
======================================================================

EXPENSES:

Administrative services fees                                     8,630
----------------------------------------------------------------------
Custodian fees                                                   1,200
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,053
----------------------------------------------------------------------
  Class B                                                        2,882
----------------------------------------------------------------------
  Class C                                                          700
----------------------------------------------------------------------
  Class R                                                           56
----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                         918
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        2,671
----------------------------------------------------------------------
Reports to shareholders                                         11,000
----------------------------------------------------------------------
Professional services fees                                      18,962
----------------------------------------------------------------------
Other                                                            3,654
======================================================================
    Total expenses                                              51,726
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (46,221)
======================================================================
    Net expenses                                                 5,505
======================================================================
Net investment income                                            3,329
======================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds               1,322
======================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                             109,993
======================================================================
Net gain from affiliated underlying funds                      111,315
======================================================================
Net increase in net assets resulting from operations          $114,644
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period April 29, 2005 (Date operations commenced) through June 30, 2005 (Unaudited)

                                                                 JUNE 30,
                                                                   2005
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds        $    3,329
--------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds                 1,322
--------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                               109,993
==========================================================================
    Net increase in net assets resulting from operations           114,644
==========================================================================
Share transactions-net:
  Class A                                                        4,858,770
--------------------------------------------------------------------------
  Class B                                                        3,583,848
--------------------------------------------------------------------------
  Class C                                                        1,136,076
--------------------------------------------------------------------------
  Class R                                                           78,374
--------------------------------------------------------------------------
  Institutional Class                                               50,010
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                9,707,078
==========================================================================
    Net increase in net assets                                   9,821,722
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $3,329)                                           $9,821,722
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderate Growth Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on April 29, 2005.

    The Fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.12% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the limit stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the period April 29, 2005 (date operations commenced) through June 30, 2005, AIM waived fees of $45,303 and reimbursed expenses of $918.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the period April 29, 2005 (date operations commenced) through June 30, 2005, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period April 29, 2005 (date operations commenced) through June 30, 2005, AIM was paid $8,630.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period April 29, 2005 (date operations commenced) through June 30, 2005, the Fund paid AISI $0 for Class A, Class B, Class C and Class R share classes and $0 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B,

Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 29, 2005 (date operations commenced) through June 30, 2005, the Class A, Class B, Class C and Class R shares paid $1,053, $2,882, $700 and $56, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 29, 2005 (date operations commenced) through June 30, 2005, ADI advised the Fund that it retained $6,629 in front-end sales commissions from the sale of Class A shares and $0, $191, $0 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 29, 2005 (date operations commenced) through June 30, 2005.

                                                                          UNREALIZED       CHANGE IN
                            MARKET VALUE    PURCHASES      PROCEEDS      APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                          04/29/05       AT COST      FROM SALES    (DEPRECIATION)      06/30/05       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund-
  Institutional Class          $   --       $  485,356     $ (3,190)       $ 12,339        $  494,730      $   --       $  225
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield
  Fund-Institutional Class         --          976,001         (963)         12,471           987,527       5,290           18
---------------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity Fund-
  Institutional Class              --        1,077,294         (144)         (1,943)        1,075,210          --            3
---------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund- Institutional
  Class                            --        1,067,783       (2,773)         12,934         1,078,055          --          111
---------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value
  Fund- Institutional
  Class                            --        1,366,138         (184)          4,271         1,370,233          --            8
---------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-
  Institutional Class              --        1,601,674         (222)         17,912         1,619,380          --           16
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund- Institutional
  Class                            --          485,356       (2,523)         11,574           494,576          --          169
---------------------------------------------------------------------------------------------------------------------------------
AIM Muti-Sector
  Fund-Institutional Class         --          728,033       (8,042)         13,891           734,483          --          601
---------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate
  Fund-Institutional Class         --          243,748       (1,911)          5,119           247,082       1,071          126
---------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund-
  Institutional Class              --          728,034         (596)         16,675           744,157          --           44
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund- Institutional
  Class                            --          975,894         (130)          4,750           980,515       2,473            1
=================================================================================================================================
  Total                        $   --       $9,735,311     $(20,678)       $109,993        $9,825,948      $8,834       $1,322
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the period April 29, 2005 (date operations commenced) through June 30, 2005, the Fund paid legal fees of $219 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period April 29, 2005 (date operations commenced) through June 30, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 29, 2005 (date operations commenced) through June 30, 2005 was $9,735,311 and $20,678, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $111,936
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (1,943)
==============================================================================
Net unrealized appreciation of investment securities                $109,993
______________________________________________________________________________
==============================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                         CHANGES IN SHARES OUTSTANDING(a)
-----------------------------------------------------------------------------------
                                                                 APRIL 29, 2005
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                  JUNE 30, 2005
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     466,653    $4,892,359
-----------------------------------------------------------------------------------
  Class B                                                     348,268     3,630,749
-----------------------------------------------------------------------------------
  Class C                                                     108,358     1,137,743
-----------------------------------------------------------------------------------
  Class R                                                      7,683         78,374
-----------------------------------------------------------------------------------
  Institutional Class                                          4,971         50,010
===================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         45            472
-----------------------------------------------------------------------------------
  Class B                                                        (45)          (472)
===================================================================================
Reacquired:
  Class A                                                     (3,213)       (34,061)
-----------------------------------------------------------------------------------
  Class B                                                     (4,464)       (46,429)
-----------------------------------------------------------------------------------
  Class C                                                       (160)        (1,667)
===================================================================================
                                                              928,096    $9,707,078
___________________________________________________________________________________
===================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                     CLASS A         CLASS B      CLASS C      CLASS R      INSTITUTIONAL CLASS
                                                    ---------       ---------    ---------    ---------    ----------------------
                                                             APRIL 29, 2005 (DATE OPERATIONS COMMENCED) TO JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.06          $10.06       $10.06       $10.06              $10.06
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                             0.02            0.00         0.00         0.01                0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                        0.51            0.52         0.51         0.51                0.51
=================================================================================================================================
    Total from investment operations                   0.53            0.52         0.51         0.52                0.53
=================================================================================================================================
Net asset value, end of period                       $10.59          $10.58       $10.57       $10.58              $10.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        5.27%           5.17%        5.07%        5.17%               5.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $4,908          $3,636       $1,144       $   81              $   53
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements(c)                       0.47%           1.12%        1.12%        0.62%               0.12%
---------------------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements(c)                    7.28%           7.93%        7.93%        7.43%               6.79%
=================================================================================================================================
Estimated underlying fund expenses(d)                  0.93%           0.93%        0.93%        0.93%               0.93%
=================================================================================================================================
Ratio of net investment income to average net
  assets(c)                                            0.83%           0.18%        0.18%        0.68%               1.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                0%              0%           0%           0%                  0%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,743,339, $1,669,411, $405,622, $64,823 and $51,804 for Class A, Class
     B, Class C, Class R and the Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                  SECTOR EQUITY                     TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)         AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                   AIM Energy Fund(1)                            AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund(1)                AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                    AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)                                     AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)                       AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Technology Fund(1)                        AIM Growth Allocation Fund(9)
AIM Weingarten Fund                          AIM Utilities Fund(1)                         AIM Moderate Allocation Fund
                                                                                           AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                           AIM Moderately Conservative Allocation
                                                                                           Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                             THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com              MGAL-SAR-1               A I M Distributors,Inc.


                                     [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
=======================================================================================
Mutual      Retirement   Annuities   College   Separately   Offshore    Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds       Products                 Savings   Managed      Products    Management                 --Registered Trademark--
                                     Plans     Accounts
=======================================================================================

                                                     AIM MODERATELY CONSERVATIVE
                                                                 ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2005



                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM MODERATELY CONSERVATIVE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A LOWER LEVEL
OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          policies without the approval of the          and interest if held to maturity. Fund
                                             Fund. If that were to occur, the Fund         shares are not insured, and their value
o Class B shares are not available as an     might be forced to withdraw its               and yield will vary with market
investment for retirement plans              investments from the underlying funds at      conditions.
maintained pursuant to Section 401 of        a time that is unfavorable to the Fund.
the Internal Revenue Code, including                                                       o Some of the underlying funds may
401(k) plans, money purchase pension         PRINCIPAL RISKS OF INVESTING IN THE           invest in mortgage-backed securities,
plans and profit sharing plans, except       UNDERLYING FUNDS                              which may lose value if mortgages are
for plans that have existing accounts                                                      prepaid in response to falling interest
invested in Class B shares.                  o Investing in a mutual fund that             rates.
                                             invests in international securities
o Class R shares are available only to       presents certain risks not associated         ABOUT INDEXES USED IN THIS REPORT
certain retirement plans. Please see the     with investing solely in the United
prospectus for more information.             States. These include risks relating to       o The unmanaged Standard & Poor's
                                             fluctuations in the value of the U.S.         Composite Index of 500 Stocks (the S&P
PRINCIPAL RISKS OF INVESTING IN THE FUND     dollar relative to the values of other        500--Registered Trademark-- INDEX) is an
                                             currencies, the custody arrangements          index of common stocks frequently used
o The Fund is a "fund of funds," which       made for the Fund's foreign holdings,         as a general measure of U.S. stock
means that it invests its assets in          differences in accounting, political          market performance.
other underlying mutual funds advised by     risks and the lesser degree of public
A I M Advisors, Inc.                         information required to be provided by        o The custom moderately conservative
                                             non-U.S. companies.                           allocation index used in this report is
o Investors will bear not just their                                                       composed of 32.5% Russell 3000 Index,
share of the Fund's operational              o Investing in a fund that invests in         7.5% MSCI EAFE Index, 40% Lehman U. S.
expenses, but also, indirectly, the          micro, small and mid-sized companies          Aggregate Bond Index, 15% Lehman 1-3
operating expenses of the underlying         involves risks not associated with            Year Government/Credit Index and 5%
funds.                                       investing in more established companies,      Lehman High Yield Index.
                                             such as business risk, stock price
o The advisor may change the Fund's          fluctuations and illiquidity.                 o The unmanaged RUSSELL 3000--Registered
asset class allocations, the underlying                                                    Trademark-- INDEX is an index of common
funds or the target weightings in the        o A change in interest rates will affect      stocks that measures performance of the
underlying funds at its discretion.          the performance of the Fund's                 largest 3,000 U.S. companies based on
                                             investments in fixed-income mutual            market capitalization.
o The advisor has the ability to select      funds.
and substitute the underlying funds in                                                     o The unmanaged MSCI Europe, Australasia
which the Fund invests, and may be           o Investing in funds that invest in           and the Far East Index (the MSCI
subject to potential conflicts of            higher-yielding, lower-rated debt             EAFE--Registered Trademark-- INDEX) is a
interest in selecting underlying funds       securities (commonly known as "junk           group of foreign securities tracked by
because it may receive higher fees from      bonds") has a greater risk of price           Morgan Stanley Capital International.
certain underlying funds than others.        fluctuation and loss of principal and
However, as a fiduciary to the Fund, the     income than investing in funds that           o The unmanaged LEHMAN U.S. AGGREGATE
advisor is required to act in the Fund's     invest in U.S. government securities          BOND INDEX, which represents the U.S.
best interest when selecting the             such as U.S. Treasury bills, notes and        investment-grade fixed-rate bond market
underlying funds.                            bonds. Treasuries are guaranteed by the       (including government and corporate
                                             government for repayment of principal         securities, mortgage pass-through
o There is a risk that the advisor's         and interest if held to maturity. Fund        securities and asset-backed securities),
evaluations and assumptions regarding        shares are not insured, and their value       is compiled by Lehman Brothers.
the Fund's broad asset classes or the        and yield will vary with market
underlying funds in which the Fund           conditions. Investors should carefully        o The unmanaged LEHMAN 1-3 YEAR
invests may be incorrect based on actual     assess the risk associated with an            GOVERNMENT/CREDIT INDEX, which
market conditions. There can be no           investment in the Fund.                       represents the performance of short-term
assurance that the underlying funds will                                                   government and investment-grade
achieve their investment objectives, and     o The underlying funds may invest in          corporate debt securities, is compiled
the performance of the underlying funds      securities issued or backed by the U.S.       by Lehman Brothers.
may be lower than that of the asset          government, its agencies or
class they were selected to represent.       instrumentalities. Such securities offer      o The unmanaged LEHMAN HIGH YIELD INDEX,
The underlying funds may change their        a high degree of safety and, in the case      which represents the performance of
investment objectives or                     of government securities, are guaranteed      high-yield debt securities, is compiled
                                             as to timely payment of principal             by Lehman Brothers.

                                                                                           Continued on Page 5

                                                                                           ========================================
                                                                                           FUND NASDAQ SYMBOLS
                                                                                           Class A Shares                    CAAMX
                                                                                           Class B Shares                    CMBAX
                                                                                           Class C Shares                    CACMX
                                                                                           Class R Shares                    CMARX

                                                                                           ========================================

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

Aiminvestments.com

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
      [GRAHAM       Bruce Crockett, the independent Chair of the Board of
       PHOTO]       Trustees of the AIM Funds. Mr. Crockett has been on our
                    Funds' Board since 1992; he assumed his responsibilities as Chair last October.

                       Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a
                    valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr.
                    Crockett's letter provides insight into some of the many
 ROBERT H. GRAHAM   issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
                    manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the
    [WILLIAMSON     second new element in the report, and we encourage you to
       PHOTO]       read it. It appears on pages 6 and 7.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The
MARK H. WILLIAMSON  discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM               /s/ MARK H. WILLIAMSON

                    Robert H. Graham                   Mark H. Williamson
                    President & Vice Chair,            Chairman & President,
                    AIM Funds                          A I M Advisors, Inc.

                    August 10, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[CROCKETT              At our most recent meeting in June 2005, your Board
 PHOTO]             approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT      Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 6 and 7. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    August 10, 2005

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


MANAGEMENT'S DISCUSSION                                                                    basis. The underlying funds are actively
OF FUND PERFORMANCE                                                                        managed by their respective management
                                                                                           teams based on the individual fund
====================================================================================       objectives, investment strategies and
PERFORMANCE SUMMARY                                                                        management techniques.
                                             =======================================
The Fund produced solid returns at net                                                        While the weightings of various
asset value for the first two months of      FUND VS. INDEXES                              underlying funds in the portfolio may
its existence, but not quite as strong                                                     vary from their targets during the year
as the broad stock market, as                TOTAL RETURNS, 4/29/05-6/30/05,               due to market movements, we rebalance
represented by the S&P 500 Index.            EXCLUDING APPLICABLE SALES CHARGES. IF        the portfolio annually to maintain its
                                             SALES CHARGES WERE INCLUDED, RETURNS          target asset class allocations.
   The Fund's performance was broad-         WOULD BE LOWER.
based, with all four of its underlying                                                     MARKET CONDITIONS AND YOUR FUND
fixed-income funds and all seven of its      Class A Shares                    2.99%
equity funds contributing positively to                                                    After a challenging first quarter in
Fund returns.                                Class B Shares                    2.79        2005, the domestic equity market
                                                                                           rebounded in the second quarter with
   As the market favored large-cap           Class C Shares                    2.89        gains in May and June. These gains came
growth stocks, AIM Large Cap Growth Fund                                                   as investors dismissed previous concerns
helped the Fund perform modestly better      Class R Shares                    2.99        about the impact that high energy prices
at net asset value than its custom                                                         and rising interest rates might have on
index. The Custom Moderately                 S&P 500 Index                                 continued economic and corporate
Conservative Allocation Index                (Broad Market Index)              3.33        earnings growth.
approximates the performance of the
                                             Custom Moderately Conservative                   Although foreign equity share prices
                                             Allocation Index                              increased during the period, the
                                             (Style-specific Index)            2.51        domestic market outperformed
                                                                                           international equity markets. Rate hikes
                                             Lipper Income Fund Index                      by the U.S. Federal Reserve (the Fed)
                                             (Peer Group Index)                2.54        and the rejection of the European Union
                                                                                           constitution in France and the
                                             SOURCE: LIPPER, INC.                          Netherlands weakened overseas currency
                                                                                           values in relation to the dollar.
                                             ========================================
                                                                                              In the fixed-income market,
                                             types of holdings owned by the Fund's         investment-grade bond prices (which
                                             underlying funds.                             typically move inversely to interest
                                                                                           rates) held up reasonably well despite
====================================================================================       continued Fed increases in short-

HOW WE INVEST                                   This broad diversification is                                           (continued)
                                             designed to maximize the probability
Your Fund invests in 11 underlying funds     that during any given period, the             ========================================
diversified among asset classes (stocks      portfolio will be exposed to market
and bonds), investment styles (value,        areas that perform well, while also           TOTAL NET ASSETS            $3.7 MILLION
blend/core and growth), regions              minimizing volatility by limiting
(domestic and international) and market      exposure to any area of the market that
capitalizations (mid and large). The 11      may be underperforming.
underlying funds include four bond
funds, which represent 60% of the               We determine target asset class
portfolio, and seven stock funds, which      weightings and underlying fund
represent the remaining 40%.                 selections for the Fund and also monitor
                                             the Fund on an ongoing


===================================================================================================================================
PORTFOLIO COMPOSITION
                                                                                                    TARGET    % OF TOTAL NET ASSETS
ASSET CLASS                                           FUND                                        ALLOCATION      AS OF 6/30/05
Large Cap Growth                                      AIM Large Cap Growth Fund                     11.25%            11.3%
Large Cap Value                                       AIM Large Cap Basic Value Fund                11.25             11.2
Mid Cap Growth                                        AIM Capital Development Fund                   2.50              2.5
Mid Cap Value                                         AIM Mid Cap Basic Value Fund                   5.00              5.0
International/Global Growth                           AIM International Growth Fund                  2.50              2.5
International/Global Blend                            AIM International Core Equity Fund             5.00              5.0
Sector                                                AIM Multi-Sector Fund                          2.50              2.5
Intermediate Term Taxable Investment Grade            AIM Total Return Bond Fund                    25.00             25.0
Intermediate Term Taxable Investment Grade            AIM Intermediate Government Fund              15.00             15.0
Short Term Taxable Investment Grade                   AIM Short-Term Bond Fund                      15.00             15.0
Taxable Non-Investment Grade                          AIM High Yield Fund                            5.00              5.0


The Fund purchases Institutional Class shares of the underlying funds. Institutional class shares have no sales charge.

The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

Figures for % of Total Net Assets closely match Target Allocations because annual rebalancing was performed near end of period.

===================================================================================================================================

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

term interest rates, and bond                helped magnify the gains, and good stock      THE VIEWS AND OPINIONS EXPRESSED IN
performance for the reporting period as      selection played a role as well.              MANAGEMENT'S DISCUSSION OF FUND
a whole was positive. The high-yield                                                       PERFORMANCE ARE THOSE OF A I M ADVISORS,
market was jolted by the sudden influx       o AIM Large Cap Basic Value Fund was          INC. THESE VIEWS AND OPINIONS ARE
of $85 billion worth of high-yield debt      another of the Fund's top contributors,       SUBJECT TO CHANGE AT ANY TIME BASED ON
as credit rating agencies downgraded         also due primarily to its large               FACTORS SUCH AS MARKET AND ECONOMIC
corporate bonds for General Motors and       weighting in the Fund.                        CONDITIONS. THESE VIEWS AND OPINIONS MAY
Ford to below-investment-grade status.                                                     NOT BE RELIED UPON AS INVESTMENT ADVICE
                                             o AIM Mid Cap Basic Value Fund and AIM        OR RECOMMENDATIONS, OR AS AN OFFER FOR A
   All four of the Fund's underlying         Capital Development Fund, which focus on      PARTICULAR SECURITY. THE INFORMATION IS
fixed-income funds made positive             mid-cap stocks, were also among the           NOT A COMPLETE ANALYSIS OF EVERY ASPECT
contributions to return for the period.      better contributors. Both benefited from      OF ANY MARKET, COUNTRY, INDUSTRY,
                                             good market performance by mid-caps, as       SECURITY OR THE FUND. STATEMENTS OF FACT
    ... THE DOMESTIC EQUITY                  well as from strong stock selection.          ARE FROM SOURCES CONSIDERED RELIABLE,
    MARKET REBOUNDED IN THE                                                                BUT A I M ADVISORS, INC. MAKES NO
    SECOND QUARTER WITH GAINS                o AIM Multi Sector Fund, another              REPRESENTATION OR WARRANTY AS TO THEIR
         IN MAY AND JUNE.                    positive contributor, invests in five         COMPLETENESS OR ACCURACY. ALTHOUGH
                                             market segments: energy, financial            HISTORICAL PERFORMANCE IS NO GUARANTEE
o AIM Total Return Bond Fund, which made     services, information technology (IT),        OF FUTURE RESULTS, THESE INSIGHTS MAY
the largest contribution within the          leisure and health care. Its performance      HELP YOU UNDERSTAND OUR INVESTMENT
Fund's 60% allocation to fixed-income        was driven primarily by its energy            MANAGEMENT PHILOSOPHY.
funds, continued to be managed with a        holdings, which benefited from high oil
bias toward higher interest rates during     prices during the period. This fund's             See important Fund and index
the period. As the quarter progressed,       health care holdings also participated           disclosures inside front cover.
the fund's managers selectively              in the strength of that sector during
lengthened the fund's duration (a            the period and contributed favorably.
measure of a fund's price sensitivity to
interest rate changes), but maintained a     o AIM International Growth Fund and AIM
duration slightly shorter than the           International Core Equity Fund, though
Lehman U.S. Aggregate Bond Index, a          hampered by international stock markets'                          GARY WENDLER, Senior
measure of the performance of                lackluster results for the period,                 [WENDLER       Vice President, is
investment-grade bonds. This defensive       nevertheless made small positive                    PHOTO]        manager of AIM
posture benefited AIM Total Return Bond      contributions to Fund performance.                                Moderately
Fund's performance in this environment.      International stocks generally did well                           Conservative
                                             in their local currencies, but as the         Allocation Fund. He began his career in
   Contributing more modestly to             U.S. dollar strengthened in relation to       the investment industry in 1986 and
performance were the Fund's other three      major foreign currencies during the           joined AIM in 1995. Mr. Wendler holds a
fixed-income funds:                          period, the profits shrank when they          B.B.A. in finance from Texas A&M
                                             were translated into U.S. dollars.            University.
o AIM High Yield Fund
                                             IN CLOSING
o AIM Short Term Bond Fund
                                             AIM Moderately Conservative Allocation
o AIM Intermediate Government Fund           Fund is intended for the investor with a
                                             low to moderate risk tolerance. To
   In the Fund's 40% equity component,       fulfill that requirement, your Fund was       As a shareholder of the Fund, you incur
all seven underlying funds helped            designed to improve investors' chances        ongoing costs, including management
performance with positive results for        that during any given period, the             fees, and other Fund expenses and
the period.                                  portfolio would include some market           transactional costs. An example of
                                             areas that would perform well, and limit      ongoing costs and expenses is not
o AIM Large Cap Growth Fund was the          exposure to any market areas that might       included in this shareholder report
leading equity contributor to Fund           be underperforming. The percentage of         because the Fund has fewer than six
performance, riding a market wave. By        the Fund's net assets invested in each        months of history. The Fund's next
the end of June, large-cap growth stocks     of the underlying funds was set at            shareholder report will contain an
had outperformed value stocks for the        target levels at inception to provide         example intended to help you understand
quarter--the first outperformance by         broad diversification across asset            your ongoing costs (in dollars) of
large-cap growth stocks in two years.        classes, investment styles, regions and       investing in the Fund and to compare
AIM Large Cap Growth Fund's large            market capitalizations.                       these costs with the ongoing costs of
weighting in the Fund                                                                      investing in other mutual funds.
                                                We remain committed to these
                                             strategies, and we thank you for your
                                             investment in AIM Moderately
                                             Conservative Allocation Fund.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for the period ended June 30, 2005.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


========================================

CUMULATIVE TOTAL RETURNS                     LOWER OR HIGHER. PLEASE VISIT                 5% BEGINNING AT THE TIME OF PURCHASE TO
                                             AIMINVESTMENTS.COM FOR THE MOST RECENT        0% AT THE BEGINNING OF THE SEVENTH YEAR.
4/29/05-6/30/05, INCLUDING APPLICABLE        MONTH-END PERFORMANCE. PERFORMANCE            THE CDSC ON CLASS C SHARES IS 1% FOR THE
SALES CHARGES. RETURNS HAVE NOT BEEN         FIGURES REFLECT REINVESTED                    FIRST YEAR AFTER PURCHASE. CLASS R
ANNUALIZED.                                  DISTRIBUTIONS, CHANGES IN NET ASSET           SHARES DO NOT HAVE A FRONT-END SALES
                                             VALUE AND THE EFFECT OF THE MAXIMUM           CHARGE; RETURNS SHOWN ARE AT NET ASSET
CLASS A SHARES                               SALES CHARGE UNLESS OTHERWISE STATED.         VALUE AND DO NOT REFLECT A 0.75% CDSC
Inception (4/29/05)               -2.64%     INVESTMENT RETURN AND PRINCIPAL VALUE         THAT MAY BE IMPOSED ON A TOTAL
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A         REDEMPTION OF RETIREMENT PLAN ASSETS
CLASS B SHARES                               GAIN OR LOSS WHEN YOU SELL SHARES.            WITHIN THE FIRST YEAR.
Inception (4/29/05)               -2.21%
                                                CLASS A SHARE PERFORMANCE REFLECTS            THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                               THE MAXIMUM 5.50% SALES CHARGE, AND           CLASSES WILL DIFFER DUE TO DIFFERENT
Inception (4/29/05)                1.89%     CLASS B AND CLASS C SHARE PERFORMANCE         SALES CHARGE STRUCTURES AND CLASS
                                             REFLECTS THE APPLICABLE CONTINGENT            EXPENSES.
CLASS R SHARES                               DEFERRED SALES CHARGE (CDSC) FOR THE
Inception (4/29/05)                2.99%     PERIOD INVOLVED. THE CDSC ON CLASS B             HAD THE ADVISOR NOT WAIVED FEES
                                             SHARES DECLINES FROM                          AND/OR REIMBURSED EXPENSES, PERFORMANCE
========================================                                                   WOULD HAVE BEEN LOWER.

THE PERFORMANCE DATA QUOTED
REPRESENT PAST PERFORMANCE AND
CANNOT GUARANTEE COMPARABLE FUTURE
RESULTS; CURRENT PERFORMANCE MAY BE


Continued from inside front cover

o Lehman Brothers is a global investment     transactions. Generally accepted              Reference Room at 450 Fifth Street,
bank.                                        accounting principles require                 N.W., Washington, D.C. 20549-0102. You
                                             adjustments to be made to the net assets      can obtain information on the operation
o The unmanaged LIPPER INCOME FUND INDEX     of the Fund at period end for financial       of the Public Reference Room, including
represents an average of the 30 largest      reporting purposes, and as such, the net      information about duplicating fee
income funds tracked by Lipper, Inc., an     asset values for shareholder                  charges, by calling 1-202-942-8090 or
independent mutual fund performance          transactions and the returns based on         1-800-732-0330, or by electronic request
monitor.                                     those net asset values may differ from        at the following e-mail address:
                                             the net asset values and returns              publicinfo@sec.gov. The SEC file numbers
o The Fund is not managed to track the       reported in the Financial Highlights.         for the Fund are 811-2699 and 2-57526.
performance of any particular index,
including the indexes defined here, and      The Fund provides a complete list of its      A description of the policies and
consequently, the performance of the         holdings four times in each fiscal            procedures that the Fund uses to
Fund may deviate significantly from the      year, at the quarter-ends. For the second     determine how to vote proxies relating
performance of the indexes.                  and fourth quarters, the lists appear in      to portfolio securities is available
                                             the Fund's semiannual and annual reports      without charge, upon request, from our
o A direct investment cannot be made in      to shareholders. For the first and third      Client Services department at
an index. Unless otherwise indicated,        quarters, the Fund files the lists with       800-959-4246 or on the AIM Web
index results include reinvested             the Securities and Exchange Commission        site, AIMinvestments.com. On the home
dividends, and they do not reflect sales     (SEC) on Form N-Q. The most recent list       page, scroll down and click on AIM Funds
charges. Performance of an index of          of portfolio holdings is available at         Proxy Policy. The information is also
funds reflects fund expenses;                AIMinvestments.com. From our home             available on the SEC Web site, sec.gov.
performance of a market index does not.      page, click on Products & Performance,
                                             then Mutual Funds, then Fund Overview.        Information regarding how the Fund voted
OTHER INFORMATION                            Select your Fund from the drop-down menu      proxies related to its portfolio
                                             and click on Complete Quarterly               securities during the period ended June
o The returns shown in management's          Holdings. Shareholders can also look up       30, 2005, is available at our Web site.
discussion of Fund performance are based     the Fund's Forms N-Q on the SEC's Web         Go to AIMinvestments.com, access the
on net asset values calculated for           site at sec.gov. And copies of the            About Us tab, click on Required Notices
shareholder                                  Fund's Forms N-Q may be reviewed and          and then click on Proxy Voting Activity.
                                             copied at the SEC's Public                    Next, select the Fund from the drop-down
                                                                                           menu. The information is also available
                                                                                           on the SEC Web site, sec.gov.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The quality of services to be provided      o Breakpoints and economies of scale.
Series (the "Board") oversees the            by AIM. The Board reviewed the                The Board noted that AIM does not charge
management of AIM Moderately                 credentials and experience of the             the Fund any advisory fees pursuant to
Conservative Allocation Fund (the            officers and employees of AIM who will        the Advisory Agreement, although the
"Fund") and, as required by law,             provide investment advisory services to       underlying funds in which the Fund
determines annually whether to approve       the Fund. In reviewing the                    invests pay AIM advisory fees.
the continuance of the Fund's advisory       qualifications of AIM to provide
agreement with A I M Advisors, Inc.          investment advisory services, the Board       o Investments in affiliated money market
("AIM"). Based upon the recommendation       reviewed the qualifications of AIM's          funds. Not applicable because the Fund
of the Investments Committee of the          investment personnel and considered such      does not invest in affiliated money
Board, which is comprised solely of          issues as AIM's portfolio and product         market funds.
independent trustees, at a meeting held      review process, various back office
on June 30, 2005, the Board, including       support functions provided by AIM and         o Independent written evaluation and
all of the independent trustees,             AIM's equity and fixed income trading         recommendations of the Fund's Senior
approved the continuance of the advisory     operations. Based on the review of these      Officer. The Board noted that, upon
agreement (the "Advisory Agreement")         and other factors, the Board concluded        their direction, the Senior Officer of
between the Fund and AIM for another         that the quality of services to be            the Fund had prepared an independent
year, effective July 1, 2005.                provided by AIM was appropriate and that      written evaluation in order to assist
                                             AIM is currently providing satisfactory       the Board in determining the
   The Board considered the factors          services in accordance with the terms of      reasonableness of the proposed
discussed below in evaluating the            the Advisory Agreement.                       management fees of the AIM Funds,
fairness and reasonableness of the                                                         including the Fund. The Board noted that
Advisory Agreement at the meeting on         o The performance of the Fund relative        the Senior Officer's written evaluation
June 30, 2005 and as part of the Board's     to comparable funds. Not applicable           had been relied upon by the Board in
ongoing oversight of the Fund. In their      because the Fund has recently commenced       this regard in lieu of a competitive
deliberations, the Board and the             operations.                                   bidding process. In determining whether
independent trustees did not identify                                                      to continue the Advisory Agreement for
any particular factor that was               o The performance of the Fund relative        the Fund, the Board considered the
controlling, and each trustee attributed     to indices. Not applicable because the        Senior Officer's written evaluation and
different weights to the various             Fund has recently commenced operations.       the recommendation made by the Senior
factors.                                                                                   Officer to the Board that the Board
                                             o Meeting with the Fund's portfolio           consider implementing a process to
   One of the responsibilities of the        managers and investment personnel. With       assist them in more closely monitoring
Senior Officer of the Fund, who is           respect to the Fund, the Board is             the performance of the AIM Funds. The
independent of AIM and AIM's affiliates,     meeting periodically with such Fund's         Board concluded that it would be
is to manage the process by which the        portfolio managers and/or other               advisable to implement such a process as
Fund's proposed management fees are          investment personnel and believes that        soon as reasonably practicable.
negotiated to ensure that they are           such individuals are competent and able
negotiated in a manner which is at arm's     to continue to carry out their                o Profitability of AIM and its
length and reasonable. To that end, the      responsibilities under the Advisory           affiliates. The Board noted that AIM
Senior Officer must either supervise a       Agreement.                                    does not charge the Fund any advisory
competitive bidding process or prepare                                                     fees pursuant to the Advisory Agreement,
an independent written evaluation. The       o Overall performance of AIM. The Board       although the underlying funds in which
Senior Officer has recommended an            considered the overall performance of         the Fund invests pay AIM advisory fees.
independent written evaluation in lieu       AIM in providing investment advisory and
of a competitive bidding process and,        portfolio administrative services to the      o Benefits of soft dollars to AIM. The
upon the direction of the Board, has         Fund and concluded that such performance      Board considered the benefits realized
prepared such an independent written         was satisfactory.                             by AIM as a result of brokerage
evaluation. Such written evaluation also                                                   transactions executed through "soft
considered certain of the factors            o Fees relative to those of clients of        dollar" arrangements. Under these
discussed below. In addition, as             AIM with comparable investment                arrangements, brokerage commissions paid
discussed below, the Senior Officer made     strategies. The Board noted that AIM          by the Fund and/or other funds advised
certain recommendations to the Board in      does not charge the Fund any advisory         by AIM are used to pay for research and
connection with such written evaluation.     fees pursuant to the Advisory Agreement,      execution services. This research is
                                             although the underlying funds in which        used by AIM in making investment
   The discussion below serves as a summary  the Fund invests pay AIM advisory fees.       decisions for the Fund. The Board
of the Senior Officer's independent                                                        concluded that such arrangements were
written evaluation and recommendations       o Fees relative to those of comparable        appropriate.
to the Board in connection therewith, as     funds with other advisors. The Board
well as a discussion of the material         noted that AIM does not charge the Fund       o AIM's financial soundness in light of
factors and the conclusions with respect     any advisory fees pursuant to the             the Fund's needs. The Board considered
thereto that formed the basis for the        Advisory Agreement, although the              whether AIM is financially sound and has
Board's approval of the Advisory             underlying funds in which the Fund            the resources necessary to perform its
Agreement. After consideration of all of     invests pay AIM advisory fees.                obligations under the Advisory
the factors below and based on its                                                         Agreement, and concluded that AIM has
informed business judgment, the Board        o Expense limitations and fee waivers.        the financial resources necessary to
determined that the Advisory Agreement       The Board noted that AIM has                  fulfill its obligations under the
is in the best interests of the Fund and     contractually agreed to waive fees            Advisory Agreement.
its shareholders and that the                and/or limit expenses of the Fund
compensation to AIM under the Advisory       through December 31, 2006 in an amount
Agreement is fair and reasonable and         necessary to limit other expenses to a
would have been obtained through arm's       specified percentage of average daily
length negotiations.                         net assets for each class of the Fund.
                                             The Board considered the contractual
o The nature and extent of the advisory      nature of this fee waiver/expense
services to be provided by AIM. The          limitation and noted that it remains in
Board reviewed the services to be            effect through December 31, 2006. The
provided by AIM under the Advisory           Board considered the effect this fee
Agreement. Based on this review, the         waiver/expense limitation would have on
Board concluded that the range of            the Fund's estimated expenses and
services to be provided by AIM under the     concluded that the levels of fee
Advisory Agreement was appropriate and       waivers/expense limitations for the Fund
that AIM is currently providing services     were fair and reasonable.
in accordance with the terms of the
advisory agreement.                                                                                                    (continued)

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

o Historical relationship between the
Fund and AIM. In determining whether to
approve the Advisory Agreement for the
Fund, the Board also considered the
Board's knowledge of AIM's operations,
and concluded that it was beneficial to
approve the Advisory Agreement, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to provide non-investment
advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In
determining whether to continue the
Advisory Agreement for the Fund, the
Board considered the fact that AIM,
along with others in the mutual fund
industry, is subject to regulatory
inquiries and litigation related to a
wide range of issues. The Board also
considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory
Agreement for the Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05


AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                             =========================================
INSTITUTIONAL CLASS SHARES                   CUMULATIVE TOTAL RETURNS                         PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (4/29/05)                2.99%*     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                   REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings. Institutional    *Return has not been annualized.              ASSET VALUE. INVESTMENT RETURN AND
Class shares are offered exclusively to      =========================================     PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
institutional investors, including                                                         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
defined contribution plans that meet                                                       OR LESS THAN THEIR ORIGINAL COST. SEE
certain criteria.                            INSTITUTIONAL CLASS SHARES HAVE NO SALES      FULL REPORT FOR INFORMATION ON
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.     COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             INSTITUTIONAL CLASS SHARES WOULD HAVE HAD     YOUR FUND PROSPECTUS FOR MORE
                                             DIFFERENT RETURNS DUE TO DIFFERENCES IN       INFORMATION. FOR THE MOST CURRENT
                                             THE EXPENSE STRUCTURE OF THE                  MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS.                          800-451-4246 OR VISIT AIMinvestments.com.

=========================================
FUND NASDAQ SYMBOL

AIM Moderately Conservative
Allocation Fund                     CMAIX
=========================================


                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted,reproduced or shown to the public,nor used in written form as sales literature for public use.

Aiminvestments.com            MCAL-INS-2                YOUR GOALS. OUR SOLUTIONS.               [AIM INVESTMENTS LOGO APPEARS HERE]
                                                         --Registered Trademark--                      --Registered Trademark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                          MARKET
                                               SHARES     VALUE
------------------------------------------------------------------
MUTUAL FUNDS-100.04%(A)

AIM Capital Development Fund-Institutional
  Class-2.52%                                  4,887    $   92,171
------------------------------------------------------------------
AIM High Yield Fund-Institutional Class-5.03%  41,377      184,126
------------------------------------------------------------------
AIM Intermediate Government
  Fund-Institutional Class-15.01%              61,741      548,874
------------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional Class-4.98%               16,172      182,260
------------------------------------------------------------------
AIM International Growth Fund-Institutional
  Class-2.50%(b)                               4,446        91,361
------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class-11.23%(b)                              30,324      410,591
------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class-11.25%(b)                              41,623      411,655
------------------------------------------------------------------

                                                          MARKET
                                               SHARES     VALUE
------------------------------------------------------------------

MUTUAL FUNDS-(CONTINUED)

AIM Mid Cap Basic Value Fund-Institutional
  Class-5.04%(b)                               13,657   $  184,369
------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional
  Class-2.50%                                  3,988        91,295
------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional
  Class-14.99%                                 55,005      548,386
------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional
  Class-24.99%                                 86,404      914,151
==================================================================
TOTAL INVESTMENTS-100.04% (Cost $3,636,397)              3,659,239
==================================================================
OTHER ASSETS LESS LIABILITIES-(0.04%)                       (1,568)
==================================================================
NET ASSETS-100.00%                                      $3,657,671
__________________________________________________________________
==================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 3.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments in affiliated underlying funds, at
  market value (cost $3,636,397)                 $3,659,239
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  225,354
-----------------------------------------------------------
  Fund expenses absorbed                             16,084
-----------------------------------------------------------
Other assets                                            876
===========================================================
     Total assets                                 3,901,553
___________________________________________________________
===========================================================


LIABILITIES:

Payables for investments purchased                  225,354
-----------------------------------------------------------
Accrued distribution fees                             1,320
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              108
-----------------------------------------------------------
Accrued operating expenses                           17,100
===========================================================
     Total liabilities                              243,882
===========================================================
Net assets applicable to shares outstanding      $3,657,671
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $3,628,367
-----------------------------------------------------------
Undistributed net investment income                   4,905
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities                                          1,557
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                         22,842
===========================================================
                                                 $3,657,671
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                          $2,020,675
___________________________________________________________
===========================================================
Class B                                          $1,098,914
___________________________________________________________
===========================================================
Class C                                          $  419,802
___________________________________________________________
===========================================================
Class R                                          $   66,751
___________________________________________________________
===========================================================
Institutional Class                              $   51,529
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             195,589
___________________________________________________________
===========================================================
Class B                                             106,540
___________________________________________________________
===========================================================
Class C                                              40,685
___________________________________________________________
===========================================================
Class R                                               6,464
___________________________________________________________
===========================================================
Institutional Class                                   4,986
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.33
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.33 divided by
       94.50%)                                   $    10.93
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.31
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.32
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.33
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.33
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period April 29, 2005 (Date operations commenced) through June 30, 2005 (Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  7,036
======================================================================

EXPENSES:

Administrative services fees                                     8,630
----------------------------------------------------------------------
Custodian fees                                                   1,100
----------------------------------------------------------------------
Distribution fees:
  Class A                                                          424
----------------------------------------------------------------------
  Class B                                                        1,093
----------------------------------------------------------------------
  Class C                                                          195
----------------------------------------------------------------------
  Class R                                                           45
----------------------------------------------------------------------
Transfer agent fees - Class A, B, C and R                          295
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        2,668
----------------------------------------------------------------------
Reports to shareholders                                          3,000
----------------------------------------------------------------------
Professional services fees                                      13,219
----------------------------------------------------------------------
Other                                                            1,624
======================================================================
    Total expenses                                              32,293
======================================================================
Less: Fees waived and expenses reimbursed                      (30,162)
======================================================================
    Net expenses                                                 2,131
======================================================================
Net investment income                                            4,905
======================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds               1,557
======================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                              22,842
======================================================================
Net gain from affiliated underlying funds                       24,399
======================================================================
Net increase in net assets resulting from operations          $ 29,304
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period April 29, 2005 (Date operations commenced) through June 30, 2005 (Unaudited)

                                                                   2005
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds        $    4,905
--------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds                 1,557
--------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                                22,842
==========================================================================
    Net increase in net assets resulting from operations            29,304
==========================================================================
Share transactions-net:
  Class A                                                        2,009,165
--------------------------------------------------------------------------
  Class B                                                        1,086,465
--------------------------------------------------------------------------
  Class C                                                          417,464
--------------------------------------------------------------------------
  Class R                                                           65,263
--------------------------------------------------------------------------
  Institutional Class                                               50,010
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                3,628,367
==========================================================================
    Net increase in net assets                                   3,657,671
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $4,905)                                           $3,657,671
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderately Conservative Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on April 29, 2005.

    The Fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.14% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the limit stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the period April 29, 2005 (date operations commenced) through June 30, 2005, AIM waived fees of $29,867 and reimbursed expenses of $295.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the period April 29, 2005 (date operations commenced) through June 30, 2005, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period April 29, 2005 (date operations commenced) through June 30, 2005, AIM was paid $8,630.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period April 29, 2005 (date operations commenced) through June 30, 2005, the Fund paid AISI $295 for Class A, Class B, Class C and Class R share classes and $0 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 29, 2005 (date operations commenced) through June 30, 2005, the Class A, Class B, Class C and Class R shares paid $424, $1,093, $195 and $45, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 29, 2005 (date operations commenced) through June 30, 2005, ADI advised the Fund that it retained $5,956 in front-end sales commissions from the sale of Class A shares and $0, $0, $0 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.





    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 29, 2005 (date operations commenced) through June 30, 2005.


INVESTMENTS IN AFFILIATES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               04/29/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
AIM Capital
  Development
  Fund-
  Institutional
  Class             $   --          $   92,442         $ (2,716)          $ 2,285         $   92,171       $   --        $  160
----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield
  Fund-
  Institutional
  Class                 --             185,934           (4,179)            2,366            184,126        1,049             5
----------------------------------------------------------------------------------------------------------------------------------
AIM
  Intermediate
  Government
  Fund-
  Institutional
  Class                 --             559,656          (10,405)             (365)           548,874        2,128           (12)
----------------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Core Equity
  Fund-
  Institutional
  Class                 --             185,840           (3,490)             (152)           182,260           --            62
----------------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Growth Fund-
  Institutional
  Class                 --              92,442           (2,336)            1,192             91,361           --            63
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Basic Value
  Fund-
  Institutional
  Class                 --             416,665           (7,928)            1,554            410,591           --           300
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Growth Fund-
  Institutional
  Class                 --             415,989           (9,693)            4,869            411,655           --           490
----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap
  Basic Value-
  Institutional
  Class                 --             184,884           (5,307)            4,518            184,369           --           274
----------------------------------------------------------------------------------------------------------------------------------
AIM
  Multi-Sector
  Fund-
  Institutional
  Class                 --              92,442           (3,136)            1,808             91,295           --           181
----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term
  Bond Fund-
  Institutional
  Class                 --             558,345          (10,409)              450            548,386        1,406            --
----------------------------------------------------------------------------------------------------------------------------------
AIM Total
  Return Bond
  Fund-
  Institutional
  Class                 --             927,176          (17,376)            4,317            914,151        2,453            34
==================================================================================================================================
  Total             $   --          $3,711,815         $(76,975)          $22,842         $3,659,239       $7,036        $1,557
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the period April 29, 2005 (date operations commenced) through June 30, 2005, the Fund paid legal fees of $219 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the period April 29, 2005 (date operations commenced) through June 30, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 29, 2005 (date operations commenced) through June 30, 2005 was $3,711,815 and $76,975, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $23,358
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (516)
===============================================================================
Net unrealized appreciation of investment securities                  $22,842
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                          CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------
                                                                  APRIL 29, 2005
                                                                 (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                     JUNE 30,
                                                                       2005
                                                              ----------------------
                                                              SHARES        AMOUNT
------------------------------------------------------------------------------------
Sold:
  Class A                                                     195,721     $2,010,513
------------------------------------------------------------------------------------
  Class B                                                     106,540      1,086,465
------------------------------------------------------------------------------------
  Class C                                                      40,685        417,464
------------------------------------------------------------------------------------
  Class R                                                       6,464         65,263
------------------------------------------------------------------------------------
  Institutional Class                                           4,986         50,010
====================================================================================
Reacquired:
  Class A                                                        (132)        (1,348)
====================================================================================
                                                              354,264     $3,628,367
____________________________________________________________________________________
====================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.


                                                                                                                    INSTITUTIONAL
                                                            CLASS A       CLASS B       CLASS C       CLASS R           CLASS
                                                            ---------------------------------------------------------------------
                                                                 APRIL 29, 2005 (DATE OPERATIONS COMMENCED) TO JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.03        $10.03        $10.03        $10.03           $10.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.04(a)       0.03(a)       0.03(a)       0.04(a)          0.04(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)      0.26          0.25          0.26          0.26             0.26
=================================================================================================================================
    Total from investment operations                          0.30          0.28          0.29          0.30             0.30
=================================================================================================================================
Net asset value, end of period                              $10.33        $10.31        $10.32        $10.33           $10.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               2.99%         2.79%         2.89%         2.99%            2.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $2,021        $1,099        $  420        $   67           $   52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements(c)           0.49%         1.14%         1.14%         0.64%            0.14%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(c)       11.76%        12.41%        12.41%        11.91%           11.30%
=================================================================================================================================
Estimated underlying fund expenses(d)                         0.76%         0.76%         0.76%         0.76%            0.76%
=================================================================================================================================
Ratio of net investment income to average net assets(c)       2.14%         1.49%         1.49%         1.99%            2.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                       4%            4%            4%            4%               4%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $701,532, $633,609, $113,146, $51,723 and $50,999 for Class A, Class B, Class C,
     Class R and Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  J. Philip Ferguson                            COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  Karen Dunn Kelley                             1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                 AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                   AIM Developing Markets Fund
AIM Basic Value Fund                       AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                         AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund               AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                           AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                     AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund              AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                       AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund             AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                  AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund               AIM Trimark Fund                              Premier U.S.Government Money
AIM Mid Cap Core Equity Fund(2)                                                          Portfolio(1)
AIM Mid Cap Growth Fund                                SECTOR EQUITY
AIM Opportunities I Fund                                                                 TAX-FREE
AIM Opportunities II Fund                  AIM Advantage Health Sciences Fund(1)
AIM Opportunities III Fund                 AIM Energy Fund(1)                            AIM High Income Municipal Fund(8)
AIM Premier Equity Fund                    AIM Financial Services Fund(1)                AIM Municipal Bond Fund
AIM S&P 500 Index Fund(1)                  AIM Global Health Care Fund                   AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                     AIM Global Real Estate Fund                   AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund(3)               AIM Gold & Precious Metals Fund(1)            Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(4)               AIM Leisure Fund(1)
AIM Small Company Growth Fund(1)           AIM Multi-Sector Fund(1)                           AIM ALLOCATION SOLUTIONS
AIM Trimark Endeavor Fund                  AIM Real Estate Fund(7)
AIM Trimark Small Companies Fund           AIM Technology Fund(1)                        AIM Conservative Allocation Fund
AIM Weingarten Fund                        AIM Utilities Fund(1)                         AIM Growth Allocation Fund(9)
                                                                                         AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation
                                                                                         Fund

                                           ===============================================================================
                                           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                           FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                           FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                           ===============================================================================

*Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                MCAL-SAR-1           A I M Distributors, Inc.


                      YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                       AIM SMALL CAP GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM SMALL CAP GROWTH FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.


ABOUT SHARE CLASSES                          common stocks frequently used as a           financial reporting purposes, and as
                                             general measure of U.S. stock market         such, the net asset values for
o Effective September 30, 2003, Class B      performance.                                 shareholder transactions and the returns
shares are not available as an investment                                                 based on those net asset values may
for retirement plans maintained pursuant     o The unmanaged RUSSELL 2000--Registered     differ from the net asset values and
to Section 401 of the Internal Revenue       Trademark-- GROWTH INDEX is a subset of      returns reported in the Financial
Code, including 401(k) plans, money          the unmanaged RUSSELL 2000--Registered       Highlights.
purchase pension plans and profit sharing    Trademark-- INDEX, which represents the
plans. Plans that have existing accounts     performance of the stocks of                 The Fund provides a complete list of its
invested in Class B shares will continue     small-capitalization companies; the          holdings four times in each fiscal
to be allowed to make additional             Growth subset measures the performance of    year, at the quarter-ends. For the second
purchases.                                   Russell 2000 companies with higher           and fourth quarters, the lists appear in
                                             price/book ratios and higher forecasted      the Fund's semiannual and annual reports
o Class R shares are available only to       growth values.                               to shareholders. For the first and third
certain retirement plans. Please see the                                                  quarters, the Fund files the lists with
prospectus for more information.             o The unmanaged LIPPER SMALL-CAP GROWTH      the Securities and Exchange Commission
                                             FUND INDEX represents an average of the      (SEC) on Form N-Q. The most recent list
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of the 30 largest                of portfolio holdings is available at
                                             small-capitalization growth equity funds     AIMinvestments.com. From our home
o Investing in small and mid-size            tracked by Lipper, Inc., an independent      page, click on Products & Performance,
companies involves risks not associated      mutual fund performance monitor.             then Mutual Funds, then Fund Overview.
with investing in more established                                                        Select your Fund from the drop-down menu
companies, including business risk,          o The Fund is not managed to track the       and click on Complete Quarterly Holdings.
significant stock price fluctuations and     performance of any particular index,         Shareholders can also look up the Fund's
illiquidity.                                 including the indexes defined here, and      Forms N-Q on the SEC's Web site at
                                             consequently, the performance of the Fund    sec.gov. And copies of the Fund's Forms
o The Fund may invest up to 25% of its       may deviate significantly from the           N-Q may be reviewed and copied at the
assets in the securities of non-U.S.         performance of the indexes.                  SEC's Public Reference Room at 450 Fifth
issuers. International investing presents                                                 Street, N.W., Washington, D.C. 20549-0102.
certain risks not associated with            o A direct investment cannot be made in      You can obtain information on the
investing solely in the United States.       an index. Unless otherwise indicated,        operation of the Public Reference Room,
These include risks relating to              index results include reinvested             including information about duplicating
fluctuations in the value of the U.S.        dividends, and they do not reflect sales     fee charges, by calling 1-202-942-8090 or
dollar relative to the values of other       charges. Performance of an index of funds    1-800-732-0330, or by electronic request
currencies, the custody arrangements made    reflects fund expenses; performance of a     at the following e-mail address:
for the Fund's foreign holdings,             market index does not.                       publicinfo@sec.gov. The SEC file numbers
differences in accounting, political                                                      for the Fund are 811-2699 and 2-57526.
risks and the lesser degree of public        OTHER INFORMATION
information required to be provided by                                                    A description of the policies and
non-U.S. companies.                          o Industry classifications used in this      procedures that the Fund uses to
                                             report are generally according to the        determine how to vote proxies relating to
o Although the Fund's return during          Global Industry Classification Standard,     portfolio securities is available without
certain periods was positively impacted      which was developed by and is the            charge, upon request, from our Client
by its investments in initial public         exclusive property and a service mark of     Services department at 800-959-4246 or on
offerings (IPOs), there can be no            Morgan Stanley Capital International Inc.    the AIM Web site, AIMinvestments.com. On
assurance that the Fund will have            and Standard & Poor's.                       the home page, scroll down and click on
favorable IPO investment opportunities in                                                 AIM Funds Proxy Policy. The information
the future.                                  o The returns shown in the Management's      is also available on the SEC Web
                                             Discussion of Fund Performance are based     site, sec.gov.
ABOUT INDEXES USED IN THIS REPORT            on net asset values calculated for
                                             shareholder transactions. Generally          Information regarding how the Fund voted
o The unmanaged Standard & Poor's            accepted accounting principles require       proxies related to its portfolio
Composite Index of 500 Stocks (the S&P       adjustments to be made to the net assets     securities during the 12 months ended
500--Registered Trademark-- INDEX) is an     of the Fund at period end for                June 30, 2005, is available at our Web
index of                                                                                  site. Go to AIMinvestments.com, access the
                                                                                          About Us tab, click on Required Notices
                                                                                          and then click on Proxy Voting Activity.
                                                                                          Next, select the Fund from the drop-down
                                                                                          menu. The information is also available
                                                                                          on the SEC Web site, sec.gov.


                                                                                          =========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                      GTSAX
                                                                                          Class B Shares                      GTSBX
                                                                                          Class C Shares                      GTSDX
                                                                                          Class R Shares                      GTSRX

====================================================================================      =========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

====================================================================================

NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM SMALL CAP GROWTH FUND


                    Dear Fellow AIM Shareholder:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
                    Bruce Crockett, the independent Chair of the Board of
                    Trustees of the AIM Funds. We first introduced you to Mr.
      [GRAHAM       Crockett in the annual report on your Fund dated December 31
       PHOTO]       of last year. Mr. Crockett has been on our Funds' Board
                    since 1992; he assumed his responsibilities as Chair last
                    October.

                       Mr. Crockett has expressed an interest in keeping
  ROBERT H. GRAHAM  shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
    [WILLIAMSON     manage the assets in your Fund. A discussion of the factors
       PHOTO]       the Board considered in reviewing the agreement is the
                    second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month MARK H. WILLIAMSON reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.


                    Sincerely,

                    /S/ ROBERT H. GRAHAM                /S/ MARK H. WILLIAMSON
                    Robert H. Graham                    Mark H. Williamson
                    President & Vice Chair,             Chairman & President,
                     AIM Funds                            A I M Advisors, Inc.

                    August 10, 2005


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SMALL CAP GROWTH FUND


                    Dear Fellow Shareholders:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
     [CROCKETT      approved voluntary fee reductions from A I M Advisors, Inc.
       PHOTO]       (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    August 10, 2005

AIM SMALL CAP GROWTH FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               3. Technical analysis: identifying the
                                                                                          "timeliness" of a stock purchase. We
======================================================================================    review trading volume characteristics and
                                                                                          trend analysis to make sure there are no
PERFORMANCE SUMMARY                          =========================================    signs of the stock deteriorating. This
                                                                                          also serves as a risk management measure
Despite a market rally at the close of       FUND VS. INDEXES                             that helps us confirm our high conviction
the reporting period, stock indexes                                                       candidates.
generally posted lackluster returns for      TOTAL RETURNS 12/31/04-6/30/05 EXCLUDING
the half year, amid investor concerns        APPLICABLE FRONT END AND CONTINGENT             We consider selling or trimming a
about higher oil prices and rising           DEFERRED SALES CHARGES. IF SALES CHARGES     stock when:
interest rates. During this volatile         WERE INCLUDED, RETURNS WOULD BE LOWER
market environment, the Fund had positive                                                 o the company's fundamental business
returns, faring better than the broad        Class A Shares                      1.86%    prospects deteriorate
U.S.stock market, as represented by the
S&P 500 Index,and its style-specific and     Class B Shares                      1.44     o a stock hits its target price
peer group benchmarks.
                                             Class C Shares                      1.45     o the company's technical profile
   The Fund outperformed the large-cap                                                    deteriorates
oriented S&P 500 Index as small cap          Class R Shares                      1.72
stocks outperformed large-cap stocks for                                                  MARKET CONDITIONS AND YOUR FUND
the period. The Fund also outperformed       Standard & Poor's Composite
the Russell 2000 Growth Index as its         Index of 500 Stocks                          The S&P 500 Index declined at the
holdings in consumer discretionary and       (S&P 500 Index)                              beginning of the reporting period amid
health care generally outperformed those     (Broad Market Index)               -0.81     concerns about increasing oil prices and
in the index.                                                                             rising interest rates. The Federal
                                             Russell 2000 Growth Index                    Reserve (the Fed) continued raising
                                             (Style-specific Index)             -3.58     interest rates to slow economic growth
                                                                                          and curb potential inflation. The market
                                             Lipper Small-Cap Growth Fund                 generally rebounded in the last two
                                             Index (Peer Group Index)           -1.21     months of the period as oil prices fell
                                                                                          in May--before rising again in June--and
                                             SOURCE: LIPPER,INC.                          many companies in the S&P 500 Index
                                                                                          reported strong earnings.
                                             =========================================
                                                                                             Value stocks generally outperformed
======================================================================================    growth stocks over the period. In this
                                                                                          environment, our strategy of investing in
HOW WE INVEST                                by staying fully diversified in all those    small-cap growth stocks of companies that
                                             sectors.                                     exhibit consistent, sustainable
Wefocus on small-cap companies with                                                       above-average earnings growth potential
visible and long-term growth                    We select stocks based on analysis of     helped the Fund outperform its
opportunities, as demonstrated by            individual companies. Our three-step         style-specific benchmark.
consistent and accelerating earnings         selection process includes:
growth.                                                                                      For the reporting period, consumer
                                             1. Fundamental analysis: building            discretionary was the best-performing
   We align the Fund with the Russell        financial models and conducting in-depth     sector for the Fund. We increased our
2000 Growth Index, the benchmark we          interviews with company management.          holdings in this sector,
believe represents the small-cap-growth
asset class. We seek to control risk by      2. Valuation analysis: identifying
keeping the Fund's sector weightings in      attractively valued stocks given their
line with the benchmark and                  growth potential over a one- to two-year
                                             horizon.                                                                   (continued)

=========================================    =========================================    =========================================
                                             TOP 5 INDUSTRIES*
PORTFOLIO COMPOSITION                                                                     TOP 10 EQUITY HOLDINGS*
                                              1. Health Care Equipment            6.5%
By sector                                                                                  1. Macromedia,Inc.                  1.4%
                                              2. Restaurants                      4.3
               [PIE CHART]                                                                 2. Jos. A. Bank Clothiers,Inc.      1.3
                                              3. Apparel Retail                   4.2
Financials                           7.8%                                                  3. Cerner Corp.                     1.3
                                              4. Regional Banks                   4.0
Health Care                         19.2%                                                  4. LifePoint Hospitals,Inc.         1.2
                                              5. Application Software             3.5
Telecommunication Services           1.2%                                                  5. JLG Industries,Inc.              1.2

Money Market Funds plus                      TOTAL NET ASSETS            $1.6 BILLION      6. Mentor Corp.                     1.1

Other Assets Less Liabilities        1.9%    TOTAL NUMBER OF HOLDINGS*            134      7. Cal Dive International,Inc.      1.1

Materials                            3.6%                                                  8. Eagle Materials Inc.             1.1

Industrials                         15.8%                                                  9. Nautilus,Inc.                    1.1

Consumer Discretionary              21.6%                                                 10. P. F. Chang's China Bistro,Inc.  1.1

Consumer Staples                     2.5%    =========================================    =========================================

Energy                               5.4%

Information Technology              21.0%

The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

*Excluding money market fund holdings.

=========================================

AIM SMALL CAP GROWTH FUND


which benefited from healthy consumer           Information technology was the sector                    JULIET S. ELLIS,
spending. Consumer discretionary stocks      that had the most negative impact on Fund        [ELLIS     Chartered Financial
that enhanced Fund performance included:     performance. We reduced our holdings in          PHOTO]     Analyst and senior
                                             this sector, which was adversely affected                   portfolio manager, is lead
o JOS. A. BANK CLOTHIERS, a men's            by reduced business spending on                             portfolio manager of AIM
clothing chain with 270 outlets in 37        technology upgrades. Detracting from         Small Cap Growth Fund. Ms. Ellis joined
states. We observed that the company's       performance was RSA SECURITY, a              AIM in 2004. She previously served as
new spring product line was well received    technology company that develops security    senior portfolio manager of two small-cap
by its customers. The firm continues to      software to help organizations protect       funds for another company and was
benefit from strong demand for men's         their information. The company saw its       responsible for the management of more
tailored clothing and the trend toward       stock decline due to increased               than $2 billion in assets. Ms. Ellis
more formal workplace attire.                competition and a disappointing earnings     began her investment career in 1981 as a
                                             report. We sold the stock.                   financial consultant. She is a cum laude
o PANERA BREAD, which has nearly 800                                                      and Phi Beta Kappa graduate of Indiana
bakery-cafes in about 25 states. The            Other sectors that detracted from Fund    University with a B.A. in economics and
company reported a 44% increase in           performance included industrials, which      political science.
earnings for the first quarter of 2005       were adversely affected by weak domestic
compared to the same quarter for the         demand, and financials, which were hurt                     JUAN R. HARTSFIELD,
previous year and raised its earnings        by rising interest rates.                      [HARTSFIELD  Chartered Financial
estimates for the remainder of 2005. We                                                        PHOTO]    Analyst and portfolio
observed that the company has benefited      IN CLOSING                                                  manager, is portfolio
from a decline in the popularity of                                                                      manager of AIM Small Cap
low-carbohydrate diets.                      As always, we remain committed to our        Growth Fund. Prior to joining AIM in
                                             bottom-up stock selection process of         2004, he began his investment career in
   Health care was the second-best           identifying attractively valued              2000 as an equity analyst and most
performing sector for the Fund as demand     small-cap growth companies' with high        recently served as a portfolio manager.
for medical products and services tends      growth potential while endeavoring to        Mr. Hartsfield earned a B.S. in petroleum
to remain constant regardless of economic    avoid high-risk stocks. We believe our       engineering from The University of Texas
conditions. A stock in this sector that      disciplined investment strategy has the      and his M.B.A. from the University of
enhanced performance was ACCREDO HEALTH,     potential to provide shareholders with       Michigan.
which provides drugs for the recurring       consistent, attractive returns over a
treatment of chronic and potentially         long-term investment horizon with            Assisted by the Small Cap Core/Growth
life-threatening diseases. The stock         below-market risk. We appreciate your        Team
surged after the company agreed to a         continued participation in AIM Small Cap
merger with a pharmacy benefit management    Growth Fund.
firm earlier this year. We took profits
and sold our holdings before the             The views and opinions expressed in
reporting period closed.                     Management's Discussion of Fund
                                             Performance are those of A I M Advisors,
   While Accredo Health was the              Inc. These views and opinions are subject
best-performing stock for the Fund,          to change at any time based on factors
another health care holding, EYETECH         such as market and economic conditions.
PHARMACEUTICALS, detracted the most from     These views and opinions may not be
performance. Eyetech Pharmaceuticals         relied upon as investment advice or
specializes in the development and           recommendations, or as an offer for a
commercialization of therapeutics to         particular security. The information is
treat eye diseases. The stock declined       not a complete analysis of every aspect
due to concerns about a competitor's         of any market, country, industry,
experimental drug which produced positive    security or the Fund. Statements of fact
results in late-stage trials in treating     are from sources considered reliable, but
blindness in older adults. Given the lack    A I M Advisors, Inc. makes no
of certainty of Eyetech's earnings           representation or warranty as to their
growth, we sold the stock.                   completeness or accuracy. Although
                                             historical performance is no guarantee of
   Energy also enhanced Fund performance     future results, these insights may help
as this sector benefited from rising oil     you understand our investment management
prices. While materials was generally a      philosophy.
weak-performing sector, the portfolio's
materials holdings, such as EAGLE                   See important Fund and index
MATERIALS, a maker of wallboard and other         disclosures inside front cover.
construction products, recorded positive
returns and fared significantly better
than those in the Russell 2000 Growth
Index.

AIM SMALL CAP GROWTH FUND


YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables,which explains how Fund performance is calculated and the sales charges,if any,that apply to the share class in which you are invested.


=========================================

AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS JUNE 3,       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             2002. RETURNS SINCE THAT DATE ARE            MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 6/30/05,including applicable sales     HISTORICAL RETURNS. ALL OTHER RETURNS ARE    AND CLASS C SHARE PERFORMANCE REFLECTS
charges                                      BLENDED RETURNS OF HISTORICAL CLASS R        THE APPLICABLE CONTINGENT DEFERRED SALES
                                             SHARE PERFORMANCE AND RESTATED CLASS A       CHARGE (CDSC) FOR THE PERIOD INVOLVED.
CLASS A SHARES                               SHARE PERFORMANCE (FOR PERIODS PRIOR TO      THE CDSC ON CLASS B SHARES DECLINES FROM
Inception (10/18/95)               11.29%    THE INCEPTION DATE OF CLASS R SHARES) AT     5% BEGINNING AT THE TIME OF PURCHASE TO
 5 Years                           -7.14     NET ASSET VALUE, ADJUSTED TO REFLECT THE     0% AT THE BEGINNING OF THE SEVENTH YEAR.
 1 Year                            -0.71     HIGHER RULE 12b-1 FEES APPLICABLE TO         THE CDSC ON CLASS C SHARES IS 1% FOR THE
                                             CLASS R SHARES. CLASS A SHARES' INCEPTION    FIRST YEAR AFTER PURCHASE. CLASS R SHARES
CLASS B SHARES                               DATE IS OCTOBER 18, 1995.                    DO NOT HAVE A FRONT-END SALES CHARGE;
Inception (10/18/95)               11.30%                                                 RETURNS SHOWN ARE AT NET ASSET VALUE AND
 5 Years                           -7.14        THE PERFORMANCE DATA QUOTED REPRESENT     DO NOT REFLECT A 0.75% CDSC THAT MAY BE
 1 Year                            -0.70     PAST PERFORMANCE AND CANNOT GUARANTEE        IMPOSED ON A TOTAL REDEMPTION OF
                                             COMPARABLE FUTURE RESULTS; CURRENT           RETIREMENT PLAN ASSETS WITHIN THE FIRST
CLASS C SHARES                               PERFORMANCE MAY BE LOWER OR HIGHER.          YEAR.
Inception (5/3/99)                 6.59%     PLEASE VISIT AIMINVESTMENTS.COM FOR THE
 5 Years                          -6.78      MOST RECENT MONTH-END PERFORMANCE.              THE PERFORMANCE OF THE FUND'S SHARE
 1 Year                            3.30      PERFORMANCE FIGURES REFLECT REINVESTED       CLASSES WILL DIFFER DUE TO DIFFERENT
                                             DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    SALES CHARGE STRUCTURES AND CLASS
CLASS R SHARES                               AND THE EFFECT OF THE MAXIMUM SALES          EXPENSES.
Inception                         11.74%     CHARGE UNLESS OTHERWISE STATED.
 5 Years                          -6.28      INVESTMENT RETURN AND PRINCIPAL VALUE
 1 Year                           4.84       WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                             GAIN OR LOSS WHEN YOU SELL SHARES.
=========================================

AIM SMALL CAP GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      to estimate the expenses that you paid          The hypothetical account values and
                                             over the period. Simply divide your          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      account value by $1,000 (for example, an     actual ending account balance or expenses
two types of costs: (1) transaction          $8,600 account value divided by $1,000 =     you paid for the period. You may use this
costs, which may include sales charges       8.6), then multiply the result by the        information to compare the ongoing costs
(loads) on purchase payments; contingent     number in the table under the heading        of investing in the Fund and other funds.
deferred sales charges on redemptions;       entitled "Actual Expenses Paid During        To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         Period" to estimate the expenses you paid    example with the 5% hypothetical examples
ongoing costs, including management fees;    on your account during this period.          that appear in the shareholder reports of
distribution and/or service fees (12b-1);                                                 the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR
intended to help you understand your         COMPARISON PURPOSES                             Please note that the expenses shown in
ongoing costs (in dollars) of investing                                                   the table are meant to highlight your
in the Fund and to compare these costs       The table below also provides information    ongoing costs only and do not reflect any
with ongoing costs of investing in other     about hypothetical account values and        transactional costs, such as sales
mutual funds. The example is based on an     hypothetical expenses based on the Fund's    charges (loads) on purchase payments,
investment of $1,000 invested at the         actual expense ratio and an assumed rate     contingent deferred sales charges on
beginning of the period and held for the     of return of 5% per year before expenses,    redemptions, and redemption fees, if any.
entire period January 1, 2005, through       which is not the Fund's actual return.       Therefore, the hypothetical information
June 30, 2005.                               The Fund's actual cumulative total           is useful in comparing ongoing costs
                                             returns at net asset value after expenses    only, and will not help you determine the
ACTUAL EXPENSES                              for the six months ended June 30, 2005,      relative total costs of owning different
                                             appear in the table "Fund vs. Indexes" on    funds. In addition, if these
The table below provides information         page 3.                                      transactional costs were included, your
about actual account values and actual                                                    costs would have been higher.
expenses. You may use the information in
this table, together with the amount you
invested,

====================================================================================================================================

                                                        ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT      ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
SHARE                VALUE                VALUE                 PAID DURING           VALUE                       PAID DURING
CLASS               (1/1/05)           (6/30/05)(1)              PERIOD(2)          (6/30/05)                      PERIOD(2)

  A            $        1,000.00      $     1,018.60            $      7.46       $     1,017.41                  $      7.45
  B                     1,000.00            1,014.40                  11.19             1,013.69                        11.18
  C                     1,000.00            1,014.50                  11.19             1,013.69                        11.18
  R                     1,000.00            1,017.20                   8.70             1,016.17                         8.70

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.49%, 2.24%, 2.24% and 1.74% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================


                                                                                          [ARROW
                                                                                          BUTTON  For More Information Visit
                                                                                          IMAGE]  AIMINVESTMENTS.COM

AIM SMALL CAP GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The quality of services to be provided     o Meeting with the Fund's portfolio
Series (the "Board") oversees the            by AIM. The Board reviewed the               managers and investment personnel. With
management of AIM Small Cap Growth Fund      credentials and experience of the            respect to the Fund, the Board is meeting
(the "Fund") and, as required by law,        officers and employees of AIM who will       periodically with such Fund's portfolio
determines annually whether to approve       provide investment advisory services to      managers and/or other investment
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications    personnel and believes that such
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory        individuals are competent and able to
("AIM"). Based upon the recommendation of    services, the Board reviewed the             continue to carry out their
the Investments Committee of the Board,      qualifications of AIM's investment           responsibilities under the Advisory
which is comprised solely of independent     personnel and considered such issues as      Agreement.
trustees, at a meeting held on June 30,      AIM's portfolio and product review
2005, the Board, including all of the        process, various back office support         o Overall performance of AIM. The Board
independent trustees, approved the           functions provided by AIM and AIM's          considered the overall performance of AIM
continuance of the advisory agreement        equity and fixed income trading              in providing investment advisory and
(the "Advisory Agreement") between the       operations. Based on the review of these     portfolio administrative services to the
Fund and AIM for another year, effective     and other factors, the Board concluded       Fund and concluded that such performance
July 1, 2005.                                that the quality of services to be           was satisfactory.
                                             provided by AIM was appropriate and that
   The Board considered the factors          AIM currently is providing satisfactory      o Fees relative to those of clients of
discussed below in evaluating the            services in accordance with the terms of     AIM with comparable investment
fairness and reasonableness of the           the Advisory Agreement.                      strategies. The Board reviewed the
Advisory Agreement at the meeting on June                                                 advisory fee rate for the Fund under the
30, 2005 and as part of the Board's          o The performance of the Fund relative to    Advisory Agreement. The Board noted that,
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the     based on the Fund's current assets and
deliberations, the Board and the             performance of the Fund during the past      taking account of the breakpoints in the
independent trustees did not identify any    one, three and five calendar years           Fund's advisory fee schedule, this rate
particular factor that was controlling,      against the performance of funds advised     was comparable to the sub-advisory fee
and each trustee attributed different        by other advisors with investment            rates for two unaffiliated mutual funds
weights to the various factors.              strategies comparable to those of the        for which AIM serves as sub-advisor,
                                             Fund. The Board noted that the Fund's        although the total management fees paid
   One of the responsibilities of the        performance in such periods was below the    by such unaffiliated mutual funds were
Senior Officer of the Fund, who is           median performance of such comparable        higher than the advisory fee rate for the
independent of AIM and AIM's affiliates,     funds. The Board noted that AIM has          Fund. The Board noted that AIM has agreed
is to manage the process by which the        recently made changes to the Fund's          to waive advisory fees of the Fund, as
Fund's proposed management fees are          portfolio management team, which appear      discussed below. Based on this review,
negotiated to ensure that they are           to be producing encouraging early results    the Board concluded that the advisory fee
negotiated in a manner which is at arm's     but need more time to be evaluated before    rate for the Fund under the Advisory
length and reasonable. To that end, the      a conclusion can be made that the changes    Agreement was fair and reasonable.
Senior Officer must either supervise a       have addressed the Fund's
competitive bidding process or prepare an    under-performance. Based on this review,     o Fees relative to those of comparable
independent written evaluation. The          the Board concluded that no changes          funds with other advisors. The Board
Senior Officer has recommended an            should be made to the Fund and that it       reviewed the advisory fee rate for the
independent written evaluation in lieu of    was not necessary to change the Fund's       Fund under the Advisory Agreement. The
a competitive bidding process and, upon      portfolio management team at this time.      Board compared effective contractual
the direction of the Board, has prepared                                                  advisory fee rates at a common asset
such an independent written evaluation.      o The performance of the Fund relative to    level and noted that the Fund's rate was
Such written evaluation also considered      indices. The Board reviewed the              below the median rate of the funds
certain of the factors discussed below.      performance of the Fund during the past      advised by other advisors with investment
In addition, as discussed below, the         one, three and five calendar years           strategies comparable to those of the
Senior Officer made certain                  against the performance of the Lipper        Fund that the Board reviewed. The Board
recommendations to the Board in              Small-Cap Growth Index. The Board noted      noted that AIM has agreed to waive
connection with such written evaluation.     that the Fund's performance in such          advisory fees of the Fund, as discussed
                                             periods was below the performance of such    below. Based on this review, the Board
   The discussion below serves as a          Index. The Board noted that AIM has          concluded that the advisory fee rate for
summary of the Senior Officer's              recently made changes to the Fund's          the Fund under the Advisory Agreement was
independent written evaluation and           portfolio management team, which appear      fair and reasonable.
recommendations to the Board in              to be producing encouraging early results
connection therewith, as well as a           but need more time to be evaluated before    o Expense limitations and fee waivers.
discussion of the material factors and       a conclusion can be made that the changes    The Board noted that AIM has
the conclusions with respect thereto that    have addressed the Fund's                    contractually agreed to waive advisory
formed the basis for the Board's approval    under-performance. Based on this review,     fees of the Fund through June 30, 2006 to
of the Advisory Agreement. After             the Board concluded that no changes          the extent necessary so that the advisory
consideration of all of the factors below    should be made to the Fund and that it       fees payable by the Fund do not exceed a
and based on its informed business           was not necessary to change the Fund's       specified maximum advisory fee rate,
judgment, the Board determined that the      portfolio management team at this time.      which maximum rate includes breakpoints
Advisory Agreement is in the best                                                         and is based on net asset levels. The
interests of the Fund and its                                                             Board considered the contractual nature
shareholders and that the compensation to                                                 of this fee waiver and noted that it
AIM under the Advisory Agreement is fair                                                  remains in effect until June 30, 2006.
and reasonable and would have been                                                        The Board considered the effect this fee
obtained through arm's length                                                             waiver would have on the Fund's estimated
negotiations.                                                                             expenses and concluded that the levels of
                                                                                          fee waivers/expense limitations for the
o The nature and extent of the advisory                                                   Fund were fair and reasonable.
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.                                                                                        (continued)

AIM SMALL CAP GROWTH FUND


o Breakpoints and economies of scale. The    o Independent written evaluation and         o Historical relationship between the
Board reviewed the structure of the          recommendations of the Fund's Senior         Fund and AIM. In determining whether to
Fund's advisory fee under the Advisory       Officer. The Board noted that, upon their    continue the Advisory Agreement for the
Agreement, noting that it includes three     direction, the independent Senior Officer    Fund, the Board also considered the prior
breakpoints. The Board reviewed the level    of the Fund had prepared an independent      relationship between AIM and the Fund, as
of the Fund's advisory fees, and noted       written evaluation in order to assist the    well as the Board's knowledge of AIM's
that such fees, as a percentage of the       Board in determining the reasonableness      operations, and concluded that it was
Fund's net assets, have decreased as net     of the proposed management fees of the       beneficial to maintain the current
assets increased because the Advisory        AIM Funds, including the Fund. The Board     relationship, in part, because of such
Agreement includes breakpoints. The Board    noted that the Senior Officer's written      knowledge. The Board also reviewed the
noted that AIM has contractually agreed      evaluation had been relied upon by the       general nature of the non-investment
to waive advisory fees of the Fund           Board in this regard in lieu of a            advisory services currently performed by
through June 30, 2006 to the extent          competitive bidding process. In              AIM and its affiliates, such as
necessary so that the advisory fees          determining whether to continue the          administrative, transfer agency and
payable by the Fund do not exceed a          Advisory Agreement for the Fund, the         distribution services, and the fees
specified maximum advisory fee rate,         Board considered the Senior Officer's        received by AIM and its affiliates for
which maximum rate includes breakpoints      written evaluation and the recommendation    performing such services. In addition to
and is based on net asset levels. The        made by the Senior Officer to the Board      reviewing such services, the trustees
Board concluded that the Fund's fee          that the Board consider implementing a       also considered the organizational
levels under the Advisory Agreement          process to assist them in more closely       structure employed by AIM and its
therefore reflect economies of scale and     monitoring the performance of the AIM        affiliates to provide those services.
that it was not necessary to change the      Funds. The Board concluded that it would     Based on the review of these and other
advisory fee breakpoints in the Fund's       be advisable to implement such a process     factors, the Board concluded that AIM and
advisory fee schedule.                       as soon as reasonably practicable.           its affiliates were qualified to continue
                                                                                          to provide non-investment advisory
o Investments in affiliated money market     o Profitability of AIM and its               services to the Fund, including
funds. The Board also took into account      affiliates. The Board reviewed               administrative, transfer agency and
the fact that uninvested cash and cash       information concerning the profitability     distribution services, and that AIM and
collateral from securities lending           of AIM's (and its affiliates') investment    its affiliates currently are providing
arrangements (collectively, "cash            advisory and other activities and its        satisfactory non-investment advisory
balances") of the Fund may be invested in    financial condition. The Board considered    services.
money market funds advised by AIM            the overall profitability of AIM, as well
pursuant to the terms of an SEC exemptive    as the profitability of AIM in connection    o Other factors and current trends. In
order. The Board found that the Fund may     with managing the Fund. The Board noted      determining whether to continue the
realize certain benefits upon investing      that AIM's operations remain profitable,     Advisory Agreement for the Fund, the
cash balances in AIM advised money market    although increased expenses in recent        Board considered the fact that AIM, along
funds, including a higher net return,        years have reduced AIM's profitability.      with others in the mutual fund industry,
increased liquidity, increased               Based on the review of the profitability     is subject to regulatory inquiries and
diversification or decreased transaction     of AIM's and its affiliates' investment      litigation related to a wide range of
costs. The Board also found that the Fund    advisory and other activities and its        issues. The Board also considered the
will not receive reduced services if it      financial condition, the Board concluded     governance and compliance reforms being
invests its cash balances in such money      that the compensation to be paid by the      undertaken by AIM and its affiliates,
market funds. The Board noted that, to       Fund to AIM under its Advisory Agreement     including maintaining an internal
the extent the Fund invests in affiliated    was not excessive.                           controls committee and retaining an
money market funds, AIM has voluntarily                                                   independent compliance consultant, and
agreed to waive a portion of the advisory    o Benefits of soft dollars to AIM. The       the fact that AIM has undertaken to cause
fees it receives from the Fund               Board considered the benefits realized by    the Fund to operate in accordance with
attributable to such investment. The         AIM as a result of brokerage transactions    certain governance policies and
Board further determined that the            executed through "soft dollar"               practices. The Board concluded that these
proposed securities lending program and      arrangements. Under these arrangements,      actions indicated a good faith effort on
related procedures with respect to the       brokerage commissions paid by the Fund       the part of AIM to adhere to the highest
lending Fund is in the best interests of     and/or other funds advised by AIM are        ethical standards, and determined that
the lending Fund and its respective          used to pay for research and execution       the current regulatory and litigation
shareholders. The Board therefore            services. This research is used by AIM in    environment to which AIM is subject
concluded that the investment of cash        making investment decisions for the Fund.    should not prevent the Board from
collateral received in connection with       The Board concluded that such                continuing the Advisory Agreement for the
the securities lending program in the        arrangements were appropriate.               Fund.
money market funds according to the
procedures is in the best interests of       o AIM's financial soundness in light of
the lending Fund and its respective          the Fund's needs. The Board considered
shareholders.                                whether AIM is financially sound and has
                                             the resources necessary to perform its
                                             obligations under the Advisory Agreement,
                                             and concluded that AIM has the financial
                                             resources necessary to fulfill its
                                             obligations under the Advisory Agreement.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05

AIM SMALL CAP GROWTH FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (3/15/02)               4.48%       THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     1 Year                            5.73        REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  6 Months*                         2.15        ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                     PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      *Cumulative total return that has not         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans         been annualized                               OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  ========================================      FULL REPORT FOR INFORMATION ON
                                                                                           COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                                                           YOUR FUND PROSPECTUS FOR MORE
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      INFORMATION. FOR THE MOST CURRENT
                                             CHARGE; THEREFORE, PERFORMANCE IS AT          MONTH-END PERFORMANCE, PLEASE CALL
                                             NAV. INSTITUTIONAL CLASS SHARES WOULD         800-451-4246 OR VISIT
                                             HAVE HAD DIFFERENT RETURNS DUE TO             AIMinvestments.com.
                                             DIFFERENCES IN THE EXPENSE STRUCTURE
                                             OF THE INSTITUTIONAL CLASS.

========================================
FUND NASDAQ SYMBOL

AIM Small Cap Growth Fund          GTSVX
========================================

                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used written form as sales literature for public use.

AIMinvestments.com       SCG-INS-2              YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or
ongoing costs, including management fees     result by the number in the table under       expenses you paid for the period. You
and other Fund expenses. This example is     the heading entitled "Actual Expenses         may use this information to compare the
intended to help you understand your         Paid During Period" to estimate the           ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      expenses you paid on your account during      and other funds. To do so, compare this
in the Fund and to compare these costs       this period.                                  5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           shareholder reports of the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown
entire period January 1, 2005, through       The table below also provides                 in the table are meant to highlight your
June 30, 2005.                               information about hypothetical account        ongoing costs only. Therefore, the
                                             values and hypothetical expenses based        hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year      not help you determine the relative
The table below provides information         before expenses, which is not the Fund's      total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2005,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                       ACTUAL                                       HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES              ENDING ACCOUNT              EXPENSES
     SHARE             VALUE                 VALUE              PAID DURING                VALUE                  PAID DURING
     CLASS            (1/1/05)           (6/30/05)(1)            PERIOD(2)               (6/30/05)                 PERIOD(2)
 Institutional       $1,000.00            $1,021.50                $4.26                 $1,020.58                   $4.26

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.85% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com              SCG-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.12%

AEROSPACE & DEFENSE-1.74%

Mercury Computer Systems, Inc.(a)                  484,800   $   13,268,976
---------------------------------------------------------------------------
United Industrial Corp.                            426,200       15,232,388
===========================================================================
                                                                 28,501,364
===========================================================================

AIR FREIGHT & LOGISTICS-1.50%

Forward Air Corp.                                  446,400       12,619,728
---------------------------------------------------------------------------
UTi Worldwide, Inc. (United Kingdom)(b)            170,000       11,835,400
===========================================================================
                                                                 24,455,128
===========================================================================

APPAREL RETAIL-4.24%

Aeropostale, Inc.(a)(b)                            501,100       16,836,960
---------------------------------------------------------------------------
bebe stores, inc.(b)                               393,262       10,409,645
---------------------------------------------------------------------------
Children's Place Retail Stores, Inc.
  (The)(a)(b)                                      298,400       13,926,328
---------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)                    480,174       20,791,534
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(b)          317,000        7,287,830
===========================================================================
                                                                 69,252,297
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.85%

Warnaco Group, Inc. (The)(a)(b)                    599,700       13,943,025
===========================================================================

APPLICATION SOFTWARE-3.50%

ANSYS, Inc.(a)                                     123,300        4,378,383
---------------------------------------------------------------------------
Catapult Communications Corp.(a)                   344,700        5,880,582
---------------------------------------------------------------------------
Epicor Software Corp.(a)                           887,700       11,717,640
---------------------------------------------------------------------------
Macromedia, Inc.(a)                                587,200       22,442,784
---------------------------------------------------------------------------
MicroStrategy Inc.-Class A(a)(b)                   241,800       12,825,072
===========================================================================
                                                                 57,244,461
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.74%

Affiliated Managers Group, Inc.(a)(b)              176,500       12,060,245
===========================================================================

BIOTECHNOLOGY-2.85%

Affymetrix, Inc.(a)(b)                             242,400       13,072,632
---------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.(a)(b)                 414,700        8,679,671
---------------------------------------------------------------------------
Myriad Genetics, Inc.(a)(b)                        353,000        5,524,450
---------------------------------------------------------------------------
Protein Design Labs, Inc.(a)                       462,800        9,353,188
---------------------------------------------------------------------------
United Therapeutics Corp.(a)(b)                    205,500        9,905,100
===========================================================================
                                                                 46,535,041
===========================================================================

BROADCASTING & CABLE TV-0.59%

Radio One, Inc.-Class A(a)                         273,800        3,485,474
---------------------------------------------------------------------------
Radio One, Inc.-Class D(a)(b)                      480,100        6,130,877
===========================================================================
                                                                  9,616,351
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

CASINOS & GAMING-0.56%

Penn National Gaming, Inc.(a)                      250,000   $    9,125,000
===========================================================================

COMMUNICATIONS EQUIPMENT-3.04%

F5 Networks, Inc.(a)(b)                            181,406        8,568,712
---------------------------------------------------------------------------
NETGEAR, Inc.(a)                                   658,300       12,244,380
---------------------------------------------------------------------------
Plantronics, Inc.(b)                               241,500        8,780,940
---------------------------------------------------------------------------
Polycom, Inc.(a)(b)                                660,300        9,845,073
---------------------------------------------------------------------------
SafeNet, Inc.(a)(b)                                302,000       10,286,120
===========================================================================
                                                                 49,725,225
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.78%

GameStop Corp.-Class A(a)(b)                       391,900       12,819,049
===========================================================================

COMPUTER HARDWARE-0.69%

Avid Technology, Inc.(a)(b)                        212,200       11,306,016
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.59%

Toro Co. (The)                                     249,000        9,613,890
===========================================================================

CONSTRUCTION MATERIALS-1.07%

Eagle Materials Inc.(b)                            189,700       17,564,323
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.87%

Euronet Worldwide, Inc.(a)                         531,400       15,447,798
---------------------------------------------------------------------------
Global Payments Inc.(b)                            222,300       15,071,940
===========================================================================
                                                                 30,519,738
===========================================================================

DIVERSIFIED CHEMICALS-0.87%

FMC Corp.(a)(b)                                    252,400       14,169,736
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.75%

Corporate Executive Board Co. (The)                208,000       16,292,640
---------------------------------------------------------------------------
CoStar Group Inc.(a)(b)                            379,000       16,524,400
---------------------------------------------------------------------------
CRA International Inc.(a)(b)                       224,400       12,083,940
===========================================================================
                                                                 44,900,980
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.68%

Thomas & Betts Corp.(a)                            392,100       11,072,904
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-1.85%

Daktronics, Inc.(b)                                 31,600   $      632,316
---------------------------------------------------------------------------
FARO Technologies, Inc.(a)                         500,500       13,643,630
---------------------------------------------------------------------------
FLIR Systems, Inc.(a)(b)                           536,600       16,012,144
===========================================================================
                                                                 30,288,090
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.86%

Trimble Navigation Ltd.(a)(b)                      361,000       14,068,170
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.90%

Stericycle, Inc.(a)(b)                             291,600       14,673,312
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.90%

Scotts Miracle-Gro Co. (The)-Class A(a)(b)         207,100       14,747,591
===========================================================================

FOOD DISTRIBUTORS-0.94%

United Natural Foods, Inc.(a)(b)                   505,300       15,345,961
===========================================================================

FOOTWEAR-0.64%

Wolverine World Wide, Inc.                         435,600       10,458,756
===========================================================================

HEALTH CARE EQUIPMENT-6.49%

American Medical Systems Holdings, Inc.(a)         724,600       14,962,990
---------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                   400,300       11,688,760
---------------------------------------------------------------------------
Intuitive Surgical, Inc.(a)(b)                     257,900       12,028,456
---------------------------------------------------------------------------
Mentor Corp.(b)                                    437,200       18,135,056
---------------------------------------------------------------------------
NuVasive, Inc.(a)                                  687,500       11,426,250
---------------------------------------------------------------------------
ResMed Inc.(a)(b)                                  191,100       12,610,689
---------------------------------------------------------------------------
Varian Inc.(a)(b)                                  305,200       11,533,508
---------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                      511,500       13,657,050
===========================================================================
                                                                106,042,759
===========================================================================

HEALTH CARE FACILITIES-2.75%

AmSurg Corp.(a)(b)                                 355,450        9,842,410
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       398,500       20,132,220
---------------------------------------------------------------------------
VCA Antech, Inc.(a)(b)                             617,600       14,976,800
===========================================================================
                                                                 44,951,430
===========================================================================

HEALTH CARE SERVICES-2.75%

Advisory Board Co. (The)(a)                        200,000        9,748,000
---------------------------------------------------------------------------
Cerner Corp.(a)(b)                                 305,600       20,771,632
---------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                   194,600       14,310,884
---------------------------------------------------------------------------
Per-Se Technologies, Inc.(a)                         8,186          172,070
===========================================================================
                                                                 45,002,586
===========================================================================

HEALTH CARE SUPPLIES-2.07%

Gen-Probe Inc.(a)(b)                               337,000       12,209,510
---------------------------------------------------------------------------
Immucor, Inc.(a)                                   380,244       11,008,064
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
HEALTH CARE SUPPLIES-(CONTINUED)

Millipore Corp.(a)(b)                              186,900   $   10,602,837
===========================================================================
                                                                 33,820,411
===========================================================================

HOME FURNISHINGS-0.91%

Tempur-Pedic International Inc.(a)                 671,600       14,896,088
===========================================================================

HOMEBUILDING-0.90%

Beazer Homes USA, Inc.(b)                          257,600       14,721,840
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.58%

Choice Hotels International, Inc.                  238,400       15,662,880
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas)(a)            179,400       10,216,830
===========================================================================
                                                                 25,879,710
===========================================================================

HOUSEHOLD PRODUCTS-0.74%

Church & Dwight Co., Inc.(b)                       335,900       12,159,580
===========================================================================

HYPERMARKETS & SUPER CENTERS-0.82%

BJ's Wholesale Club, Inc.(a)(b)                    415,000       13,483,350
===========================================================================

INDUSTRIAL MACHINERY-3.04%

Actuant Corp.-Class A(a)                           219,100       10,503,654
---------------------------------------------------------------------------
Graco Inc.                                         267,600        9,117,132
---------------------------------------------------------------------------
IDEX Corp.                                         263,500       10,173,735
---------------------------------------------------------------------------
JLG Industries, Inc.(b)                            721,200       19,818,576
===========================================================================
                                                                 49,613,097
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.17%

NeuStar, Inc.-Class A(a)                           109,200        2,795,520
===========================================================================

INTERNET SOFTWARE & SERVICES-1.61%

Blue Coat Systems, Inc.(a)                         165,800        4,954,104
---------------------------------------------------------------------------
ValueClick, Inc.(a)                              1,026,900       12,661,677
---------------------------------------------------------------------------
Websense, Inc.(a)(b)                               182,300        8,759,515
===========================================================================
                                                                 26,375,296
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.56%

Jefferies Group, Inc.(b)                           241,500        9,150,435
===========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-0.51%

iShares Nasdaq Biotechnology Index Fund(b)         123,900        8,412,810
===========================================================================

IT CONSULTING & OTHER SERVICES-1.33%

MPS Group, Inc.(a)                                 974,900        9,183,558
---------------------------------------------------------------------------
Sapient Corp.(a)                                 1,574,000       12,481,820
===========================================================================
                                                                 21,665,378
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

LEISURE PRODUCTS-2.56%

Marvel Enterprises, Inc.(a)                        681,500   $   13,439,180
---------------------------------------------------------------------------
Nautilus, Inc.(b)                                  615,500       17,541,750
---------------------------------------------------------------------------
RC2 Corp.(a)                                       288,300       10,831,431
===========================================================================
                                                                 41,812,361
===========================================================================

MANAGED HEALTH CARE-0.55%

Centene Corp.(a)(b)                                268,400        9,012,872
===========================================================================

MARINE-0.48%

Kirby Corp.(a)                                     172,200        7,766,220
===========================================================================

MOVIES & ENTERTAINMENT-1.51%

Imax Corp. (Canada)(a)(b)                        1,017,100       10,109,974
---------------------------------------------------------------------------
Lions Gate Entertainment Corp. (Canada)(a)(b)    1,414,900       14,516,874
===========================================================================
                                                                 24,626,848
===========================================================================

MULTI-LINE INSURANCE-0.65%

HCC Insurance Holdings, Inc.                       280,400       10,618,748
===========================================================================

OIL & GAS DRILLING-0.96%

Unit Corp.(a)(b)                                   355,100       15,627,951
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.59%

Cal Dive International, Inc.(a)(b)                 340,800       17,847,696
---------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)            432,700       11,605,014
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)(b)                       402,500       12,867,925
===========================================================================
                                                                 42,320,635
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.84%

Encore Acquisition Co.(a)                          354,200       14,522,200
---------------------------------------------------------------------------
Range Resources Corp.                              578,800       15,569,720
===========================================================================
                                                                 30,091,920
===========================================================================

PHARMACEUTICALS-1.27%

First Horizon Pharmaceutical Corp.(a)              563,800       10,734,752
---------------------------------------------------------------------------
MGI Pharma, Inc.(a)(b)                             463,700       10,090,112
===========================================================================
                                                                 20,824,864
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.63%

ProAssurance Corp.(a)(b)                           245,800       10,264,608
===========================================================================

REAL ESTATE-1.20%

BioMed Realty Trust, Inc.                          221,500        5,282,775
---------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                214,700       14,251,786
===========================================================================
                                                                 19,534,561
===========================================================================

REGIONAL BANKS-4.00%

Amegy Bancorp., Inc.(b)                            564,800       12,640,224
---------------------------------------------------------------------------
East West Bancorp, Inc.(b)                         380,100       12,767,559
---------------------------------------------------------------------------
PrivateBancorp, Inc.(b)                            244,000        8,632,720
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

SVB Financial Group(a)(b)                          329,100   $   15,763,890
---------------------------------------------------------------------------
Texas Capital Bancshares, Inc.(a)                  363,500        7,175,490
---------------------------------------------------------------------------
Texas Regional Bancshares, Inc.-Class A            276,200        8,418,576
===========================================================================
                                                                 65,398,459
===========================================================================

RESTAURANTS-4.32%

Jack in the Box Inc.(a)(b)                         387,900       14,709,168
---------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)(b)              294,900       17,393,202
---------------------------------------------------------------------------
Panera Bread Co.-Class A(a)(b)                     133,400        8,282,139
---------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)(b)         470,400       14,333,088
---------------------------------------------------------------------------
Sonic Corp.(a)                                     519,800       15,869,494
===========================================================================
                                                                 70,587,091
===========================================================================

SEMICONDUCTOR EQUIPMENT-2.42%

FormFactor Inc.(a)                                 511,000       13,500,620
---------------------------------------------------------------------------
Tessera Technologies Inc.(a)(b)                    405,000       13,531,050
---------------------------------------------------------------------------
Varian Semiconductor Equipment
  Associates, Inc.(a)(b)                           339,300       12,554,100
===========================================================================
                                                                 39,585,770
===========================================================================

SEMICONDUCTORS-2.32%

ARM Holdings PLC-ADR (United Kingdom)(b)         2,247,845       13,801,768
---------------------------------------------------------------------------
Microsemi Corp.(a)                                 871,752       16,388,938
---------------------------------------------------------------------------
Semtech Corp.(a)(b)                                114,600        1,908,090
---------------------------------------------------------------------------
Sigmatel Inc.(a)(b)                                334,900        5,746,884
===========================================================================
                                                                 37,845,680
===========================================================================

SPECIALTY STORES-2.17%

Guitar Center, Inc.(a)(b)                          210,600       12,292,722
---------------------------------------------------------------------------
Regis Corp.                                        303,600       11,864,688
---------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas)(a)(b)               303,200       11,239,624
===========================================================================
                                                                 35,397,034
===========================================================================

STEEL-0.73%

Carpenter Technology Corp.                         231,700       12,002,060
===========================================================================

SYSTEMS SOFTWARE-1.52%

Internet Security Systems, Inc.(a)(b)              647,050       13,128,645
---------------------------------------------------------------------------
Macrovision Corp.(a)(b)                            522,500       11,777,150
===========================================================================
                                                                 24,905,795
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.65%

Hughes Supply, Inc.(b)                             411,900       11,574,390
---------------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A            454,800       15,349,500
===========================================================================
                                                                 26,923,890
===========================================================================

TRUCKING-2.46%

Heartland Express, Inc.(b)                         458,400        8,906,712
---------------------------------------------------------------------------
Knight Transportation, Inc.(b)                     377,200        9,177,276
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
TRUCKING-(CONTINUED)

Old Dominion Freight Line, Inc.(a)                 302,800   $    8,124,124
---------------------------------------------------------------------------
Swift Transportation Co., Inc.(a)                  604,300       14,074,147
===========================================================================
                                                                 40,282,259
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.06%

Alamosa Holdings, Inc.(a)(b)                     1,244,000       17,291,600
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,233,962,928)                         1,603,698,169
===========================================================================

MONEY MARKET FUNDS-0.20%

Liquid Assets Portfolio-Institutional
  Class(c)                                       1,604,407        1,604,407
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)      1,604,407        1,604,407
===========================================================================
    Total Money Market Funds (Cost
      $3,208,814)                                                 3,208,814
===========================================================================
TOTAL INVESTMENTS-98.32% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,237,171,742)                                             1,606,906,983
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-31.80%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  259,866,765   $  259,866,765
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                  259,866,765      259,866,765
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $519,733,530)                                       519,733,530
===========================================================================
TOTAL INVESTMENTS-130.12% (Cost
  $1,756,905,272)                                             2,126,640,513
===========================================================================
OTHER ASSETS LESS LIABILITIES-(30.12%)                         (492,264,937)
===========================================================================
NET ASSETS-100.00%                                           $1,634,375,576
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,233,962,928)*                            $1,603,698,169
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $522,942,344)                            522,942,344
============================================================
    Total investments (cost $1,756,905,272)    2,126,640,513
============================================================
Receivables for:
  Investments sold                                58,281,850
------------------------------------------------------------
  Investments sold to affiliates                   1,051,240
------------------------------------------------------------
  Fund shares sold                                 1,735,931
------------------------------------------------------------
  Dividends                                          351,873
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                43,762
------------------------------------------------------------
Other assets                                          65,029
============================================================
    Total assets                               2,188,170,198
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,141,152
------------------------------------------------------------
  Fund shares reacquired                          23,351,789
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 100,842
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       519,733,530
------------------------------------------------------------
Accrued distribution fees                            592,167
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               293
------------------------------------------------------------
Accrued transfer agent fees                          727,152
------------------------------------------------------------
Accrued operating expenses                           147,697
============================================================
    Total liabilities                            553,794,622
============================================================
Net assets applicable to shares outstanding   $1,634,375,576
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,257,987,670
------------------------------------------------------------
Undistributed net investment income (loss)        (8,988,017)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                           15,640,682
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     369,735,241
============================================================
                                              $1,634,375,576
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,317,363,266
____________________________________________________________
============================================================
Class B                                       $  128,149,741
____________________________________________________________
============================================================
Class C                                       $   33,702,255
____________________________________________________________
============================================================
Class R                                       $   19,118,672
____________________________________________________________
============================================================
Institutional Class                           $  136,041,642
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           47,105,407
____________________________________________________________
============================================================
Class B                                            4,932,949
____________________________________________________________
============================================================
Class C                                            1,297,954
____________________________________________________________
============================================================
Class R                                              689,075
____________________________________________________________
============================================================
Institutional Class                                4,785,421
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        27.97
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.97 divided by
      94.50%)                                 $        29.60
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        25.98
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        25.97
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        27.75
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        28.43
____________________________________________________________
============================================================

* At June 30, 2005, securities with an aggregate market value of $501,481,933 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,857)          $  1,937,877
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $1,385,046 after compensation
  to counterparties of $3,982,930)                               1,777,293
==========================================================================
    Total investment income                                      3,715,170
==========================================================================

EXPENSES:

Advisory fees                                                    5,767,732
--------------------------------------------------------------------------
Administrative services fees                                       202,135
--------------------------------------------------------------------------
Custodian fees                                                      79,754
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,377,475
--------------------------------------------------------------------------
  Class B                                                          666,420
--------------------------------------------------------------------------
  Class C                                                          178,097
--------------------------------------------------------------------------
  Class R                                                           46,687
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                         3,725,041
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          54,019
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           30,189
--------------------------------------------------------------------------
Other                                                              225,302
==========================================================================
    Total expenses                                              13,352,851
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (716,306)
==========================================================================
    Net expenses                                                12,636,545
==========================================================================
Net investment income (loss)                                    (8,921,375)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities (includes gains
  from securities sold to affiliates of $455,846)              129,654,259
--------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (94,671,539)
==========================================================================
Net gain from investment securities                             34,982,720
==========================================================================
Net increase in net assets resulting from operations          $ 26,061,345
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (8,921,375)   $  (22,312,120)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures
    contracts and option contracts                               129,654,259       143,771,500
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                    (94,671,539)      (19,550,976)
==============================================================================================
    Net increase in net assets resulting from operations          26,061,345       101,908,404
==============================================================================================
Share transactions-net:
  Class A                                                       (196,069,989)     (192,987,130)
----------------------------------------------------------------------------------------------
  Class B                                                        (22,552,985)      (41,206,105)
----------------------------------------------------------------------------------------------
  Class C                                                         (7,505,965)      (11,365,203)
----------------------------------------------------------------------------------------------
  Class R                                                           (672,011)        9,247,057
----------------------------------------------------------------------------------------------
  Institutional Class                                             20,817,109        (3,899,271)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (205,983,841)     (240,210,652)
==============================================================================================
    Net increase (decrease) in net assets                       (179,922,496)     (138,302,248)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,814,298,072     1,952,600,320
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(8,988,017) and $(66,642),
    respectively)                                             $1,634,375,576    $1,814,298,072
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.725%
----------------------------------------------------------------------
Next $500 million                                               0.70%
----------------------------------------------------------------------
Next $500 million                                               0.675%
----------------------------------------------------------------------
Over $1.5 billion                                               0.65%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $4,328.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $9,011.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $202,135.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $3,725,041 for Class A, Class B, Class C and Class R share classes and $54,019 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Through June 30, 2005, during the periods the Fund was offered on a limited basis, ADI had agreed to waive 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $1,698,196, $666,420, $178,097 and $46,687, respectively, after
ADI waived Plan fees of $679,279 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2005, ADI advised the Fund that it retained $13,652 in front-end sales commissions from the sale of Class A shares and $771, $15,905, $1,250 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                      MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                    12/31/04        AT COST        FROM SALES      (DEPRECIATION)      06/30/05       INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $12,837,129     $140,008,077    $(151,240,799)      $     --        $1,604,407     $195,051      $     --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                12,837,129      140,008,077     (151,240,799)            --         1,604,407      197,196            --
=================================================================================================================================
  Subtotal            $25,674,258     $280,016,154    $(302,481,598)      $     --        $3,208,814     $392,247      $     --
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                      MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND                    12/31/04        AT COST        FROM SALES      (DEPRECIATION)      06/30/05        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $205,833,934    $273,994,216    $(219,961,385)      $     --       $259,866,765     $  687,059     $     --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class               205,833,935      273,994,215     (219,961,385)            --        259,866,765        697,987           --
===================================================================================================================================
  Subtotal            $411,667,869    $547,988,431    $(439,922,770)      $     --       $519,733,530     $1,385,046     $     --
===================================================================================================================================
  Total               $437,342,127    $828,004,585    $(742,404,368)      $     --       $522,942,344     $1,777,293     $     --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

*Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $339,783 and sales of $4,108,852, which resulted in net realized gains of $455,846.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $23,688.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $5,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $501,481,933 were on loan to brokers. The loans were secured by cash collateral of $519,733,530 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $1,385,046 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                               $ 73,388,721
-----------------------------------------------------------------------------
December 31, 2011                                                 40,026,936
=============================================================================
Total capital loss carryforward                                 $113,415,657
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $388,062,802 and $600,913,503, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $407,963,169
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (38,476,785)
==============================================================================
Net unrealized appreciation of investment securities             $369,486,384
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,757,154,129.

NOTE 11--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2005                 DECEMBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       8,122,317    $ 218,690,104     24,314,386    $ 628,943,607
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          83,357        2,079,941        287,423        6,942,558
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          82,184        2,051,604        266,409        6,403,144
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         167,591        4,476,864        553,344       14,127,974
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,294,205       35,866,657      1,807,401       46,669,980
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         106,664        2,864,146        267,852        6,898,694
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (114,608)      (2,864,146)      (286,124)      (6,898,694)
==========================================================================================================================
Reacquired:
  Class A                                                     (15,447,449)    (417,624,239)   (32,593,314)    (828,829,431)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (870,050)     (21,768,780)    (1,739,802)     (41,249,969)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (382,354)      (9,557,569)      (740,566)     (17,768,347)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (193,500)      (5,148,875)      (190,940)      (4,880,917)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (552,695)     (15,049,548)    (1,936,260)     (50,569,251)
==========================================================================================================================
                                                               (7,704,338)   $(205,983,841)    (9,990,191)   $(240,210,652)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            JUNE 30,        ---------------------------------------------------------------------
                                              2005             2004          2003            2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   27.46        $    25.71    $    18.47       $  25.67       $  29.81       $  31.87
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.14)(a)         (0.32)        (0.21)(a)      (0.19)(a)      (0.18)(a)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.65              2.07          7.45          (7.01)         (3.93)         (0.12)
=================================================================================================================================
    Total from investment operations            0.51              1.75          7.24          (7.20)         (4.11)         (0.25)
=================================================================================================================================
Less distributions:
  Distributions from net realized gains           --                --            --             --          (0.03)         (1.81)
=================================================================================================================================
Net asset value, end of period             $   27.97        $    27.46    $    25.71       $  18.47       $  25.67       $  29.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 1.86%             6.81%        39.20%        (28.05)%       (13.79)%        (0.74)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $1,317,363       $1,491,940    $1,602,724       $790,700       $679,104       $566,458
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              1.49%(c)          1.40%         1.27%          1.35%          1.31%          1.13%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.59%(c)          1.51%         1.37%          1.43%          1.39%          1.23%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (1.04)%(c)        (1.12)%       (0.98)%        (0.91)%        (0.70)%        (0.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                        24%               69%           32%            22%            37%            62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,369,815,685.
(d)  Not annualized for periods less than one year.

                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  25.61        $  24.15       $  17.49       $  24.48       $  28.64       $  30.92
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.22)(a)       (0.52)         (0.35)(a)      (0.33)(a)      (0.35)(a)      (0.40)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.59            1.98           7.01          (6.66)         (3.78)         (0.07)
=================================================================================================================================
    Total from investment operations             0.37            1.46           6.66          (6.99)         (4.13)         (0.47)
=================================================================================================================================
Less distributions from net realized gains         --              --             --             --          (0.03)         (1.81)
=================================================================================================================================
Net asset value, end of period               $  25.98        $  25.61       $  24.15       $  17.49       $  24.48       $  28.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  1.44%           6.05%         38.08%        (28.55)%       (14.42)%        (1.48)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $128,150        $149,400       $182,700       $152,577       $212,958       $231,293
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets          2.24%(c)        2.15%(d)       2.02%          2.08%          2.03%(d)       1.88%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.79)%(c)      (1.87)%        (1.73)%        (1.64)%        (1.43)%        (1.15)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         24%             69%            32%            22%            37%            62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $134,388,574.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 and 2001 was 2.16% and 2.04%, respectively.
(e)  Not annualized for periods less than one year.

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED DECEMBER 31,
                                                  JUNE 30,        ---------------------------------------------------------------
                                                    2005           2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 25.60         $ 24.14       $ 17.48       $ 24.47       $ 28.63       $ 30.91
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.22)(a)       (0.52)        (0.35)(a)     (0.33)(a)     (0.35)(a)     (0.39)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.59            1.98          7.01         (6.66)        (3.78)        (0.08)
=================================================================================================================================
    Total from investment operations                 0.37            1.46          6.66         (6.99)        (4.13)        (0.47)
=================================================================================================================================
Less distributions from net realized gains             --              --            --            --         (0.03)        (1.81)
=================================================================================================================================
Net asset value, end of period                    $ 25.97         $ 25.60       $ 24.14       $ 17.48       $ 24.47       $ 28.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      1.45%           6.05%        38.10%       (28.57)%      (14.43)%       (1.48)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $33,702         $40,904       $50,031       $41,693       $46,833       $41,738
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              2.24%(c)        2.15%(d)      2.02%         2.08%         2.03%(d)      1.88%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.79)%(c)      (1.87)%       (1.73)%       (1.64)%       (1.43)%       (1.15)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             24%             69%           32%           22%           37%           62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,914,542.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 and 2001 was 2.16% and 2.04%, respectively.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS R
                                                              ---------------------------------------------------------
                                                                                                          JUNE 3, 2002
                                                              SIX MONTHS            YEAR ENDED             (DATE SALES
                                                                ENDED              DECEMBER 31,           COMMENCED) TO
                                                               JUNE 30,        --------------------       DECEMBER 31,
                                                                 2005           2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 27.28         $ 25.61       $18.44          $ 22.64
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.17)(a)       (0.27)       (0.28)(a)        (0.13)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.64            1.94         7.45            (4.07)
=======================================================================================================================
    Total from investment operations                              0.47            1.67         7.17            (4.20)
=======================================================================================================================
Net asset value, end of period                                 $ 27.75         $ 27.28       $25.61          $ 18.44
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                   1.72%           6.52%       38.88%          (18.55)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $19,119         $19,506       $9,029          $ 1,301
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                           1.74%(c)        1.65%(d)     1.52%            1.61%(e)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.29)%(c)      (1.37)%      (1.23)%          (1.17)%(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                          24%             69%          32%              22%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,829,781.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.66%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                   INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                                                                             MARCH 15, 2002
                                                              SIX MONTHS             YEAR ENDED               (DATE SALES
                                                                ENDED               DECEMBER 31,             COMMENCED) TO
                                                               JUNE 30,        -----------------------        DECEMBER 31,
                                                                 2005            2004           2003              2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  27.83        $  25.91       $  18.53          $ 24.61
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.05)(a)       (0.16)         (0.12)(a)        (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.65            2.08           7.50            (6.01)
===========================================================================================================================
    Total from investment operations                               0.60            1.92           7.38            (6.08)
===========================================================================================================================
Net asset value, end of period                                 $  28.43        $  27.83       $  25.91          $ 18.53
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                    2.15%           7.41%         39.83%          (24.71)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $136,042        $112,547       $108,116          $ 2,866
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                            0.85%(c)        0.85%(d)       0.80%            0.89%(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.40)%(c)      (0.57)%        (0.51)%          (0.45)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                           24%             69%            32%              22%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $115,060,776.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.86%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                                                                COUNSEL TO THE FUND
                                  J. Philip Ferguson                            Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME
                                                                                         TAXABLE
AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund
AIM Basic Balanced Fund*                     AIM Developing Markets Fund                 AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Growth Fund                    AIM High Yield Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)          AIM Income Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund           AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Equity Fund                      AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Growth Fund                      AIM Money Market Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                       AIM Short Term Bond Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)       AIM Total Return Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund               Premier Portfolio
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)     Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund
AIM Mid Cap Core Equity Fund(2)                                                          TAX-FREE
AIM Mid Cap Growth Fund                                    SECTOR EQUITY
AIM Opportunities I Fund                                                                 AIM High Income Municipal Fund(8)
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)       AIM Municipal Bond Fund
AIM Opportunities III Fund                   AIM Energy Fund1                            AIM Tax-Exempt Cash Fund
AIM Premier Equity Fund                      AIM Financial Services Fund(1)              AIM Tax-Free Intermediate Fund
AIM S&P 500 Index Fund1                      AIM Global Health Care Fund                 Premier Tax-Exempt Portfolio
AIM Select Equity Fund                       AIM Global Real Estate Fund
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)                  AIM ALLOCATION SOLUTIONS
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)                    AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)                     AIM Growth Allocation Fund(9)
AIM Trimark Small Companies Fund             AIM Technology Fund(1)                      AIM Moderate Allocation Fund
AIM Weingarten Fund                          AIM Utilities Fund(1)                       AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund
*Domestic equality and income fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                             THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
                                             ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

(1)The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2)As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(3)Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4)As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5)As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6)Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7)As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8)As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9)Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

     If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.


AIMinvestments.com                 SCG-SAR-1            A I M Distributors, Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management              --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

            There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 12(a)(1)   Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)   Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Growth Series

By:   /s/ Robert H. Graham
      -------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 2, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert H. Graham
      -------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 2, 2005


By:   /s/ Sidney M. Dilgren
      -------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: September 2, 2005

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.